UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $121,134,042 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 29.2%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	$793,099
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,894,740
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,017,837

Total Bangladesh			$3,705,676

Bosnia and Herzegovina — 1.8%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,608	$791,983
Republic of Srpska, 1.50%, 10/30/23	BAM	1,219	578,666
Republic of Srpska, 1.50%, 5/31/25	BAM	414	195,379
Republic of Srpska, 1.50%, 12/24/25	BAM	829	379,889
Republic of Srpska, 1.50%, 9/25/26	BAM	469	216,060

Total Bosnia and Herzegovina			$2,161,977

Brazil — 3.1%
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	12,035	$3,746,219

Total Brazil			$3,746,219

Czech Republic — 2.4%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	72,580	$2,927,151

Total Czech Republic			$2,927,151

Dominican Republic — 4.8%
Dominican Republic, 10.40%, 5/10/19(1)	DOP	39,700	$864,519
Dominican Republic, 14.00%, 6/8/18(1)	DOP	218,600	4,940,440

Total Dominican Republic			$5,804,959

Georgia — 1.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$68,936
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	192,551
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	182,864
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	5,648
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	780	306,154
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	547,740

Total Georgia			$1,303,893

Iceland — 8.4%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,588,200
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	617,718
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	3,958,068

Total Iceland			$10,163,986

Serbia — 4.6%
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	368,740	$3,249,319
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	864,700

1

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,447,819

Total Serbia			$5,561,838

Total Foreign Government Bonds (identified cost $39,267,996)			$35,375,699

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29(2)		$144,553	$158,096
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(2)(3)		436,005	480,566

Total Collateralized Mortgage Obligations (identified cost $598,693)			$638,662

Mortgage Pass-Throughs — 2.6%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.85% with maturity at 2035(2)(4)		$715,853	$729,641
3.83% with maturity at 2035(4)		543,300	582,244
7.00% with maturity at 2033		342,724	393,871
7.50% with maturity at 2035		222,986	262,921
8.50% with maturity at 2032		182,614	221,275

			$2,189,952

Government National Mortgage Association:
7.00% with maturity at 2035(2)		$603,966	$704,918
9.00% with various maturities to 2024		217,696	238,557

			$943,475

Total Mortgage Pass-Throughs (identified cost $2,954,510)			$3,133,427

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	USD	2,000	CAD	1.31	12/8/17	$83,804
Call RUB/Put USD	Citibank, N.A.	USD	3,000	RUB	62.10	9/28/17	112,623
Call RUB/Put USD	Citibank, N.A.	USD	4,250	RUB	60.00	9/28/17	93,785

Total Currency Options Purchased (identified cost $184,882)							$290,212

2

Short-Term Investments — 59.6%

Foreign Government Securities — 17.4%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.3%
Letra do Tesouro Nacional, 0.00%, 7/1/17	BRL	5,000	$1,516,437

Total Brazil			$1,516,437

Denmark — 4.7%
Denmark Treasury Bill, 0.00%, 3/1/17	DKK	39,000	$5,664,352

Total Denmark			$5,664,352

Georgia — 2.8%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	81	$29,363
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	9,500	3,416,094

Total Georgia			$3,445,457

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	18,480	$98,336
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	14,121	75,134

Total Iceland			$173,470

Kazakhstan — 2.1%
National Bank of Kazakhstan Note, 0.00%, 2/17/17	KZT	514,988	$1,584,057
National Bank of Kazakhstan Note, 0.00%, 4/21/17	KZT	325,000	980,493

Total Kazakhstan			$2,564,550

Sri Lanka — 6.4%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	535,100	$3,501,587
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	646,670	4,224,276

Total Sri Lanka			$7,725,863

Total Foreign Government Securities (identified cost $21,850,025)			$21,090,129

U.S. Treasury Obligations — 27.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(2)		$22,700	$22,695,823
U.S. Treasury Bill, 0.00%, 3/2/17		11,000	10,995,776

Total U.S. Treasury Obligations (identified cost $33,679,857)			$33,691,599

Other — 14.4%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(5)		17,367,644	$17,369,381

Total Other (identified cost $17,369,381)			$17,369,381

3

Value
Total Short-Term Investments (identified cost $72,899,263)	$72,151,109

Total Investments — 92.1% (identified cost $115,905,344)	$111,589,109

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call RUB/Put USD	Goldman Sachs International	USD	4,250	RUB	55.00	9/28/17	$(26,507)
Call RUB/Put USD	Goldman Sachs International	USD	3,000	RUB	62.10	9/28/17	(112,623)

Total Currency Options Written (premiums received $190,770)							$(139,130)

Other Assets, Less Liabilities — 8.0%							$9,717,537

Net Assets — 100.0%							$121,167,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $8,732,110 or 7.2% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $11,839.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	2,250,000	USD	668,251	Standard Chartered Bank	2/2/17	$45,786	$—
USD	719,885	BRL	2,250,000	Standard Chartered Bank	2/2/17	5,848	—
RON	1,910,000	EUR	423,926	BNP Paribas	2/3/17	1,018	—
KES	108,328,000	USD	1,023,894	Citibank, N.A.	2/6/17	19,047	—
KES	118,800,000	USD	1,120,755	JPMorgan Chase Bank, N.A.	2/6/17	23,007	—
PLN	17,429,164	EUR	4,012,224	Citibank, N.A.	2/6/17	20,043	—
RUB	382,152,669	USD	5,851,455	BNP Paribas	2/6/17	498,751	—
USD	346,949	KES	36,100,000	Citibank, N.A.	2/6/17	—	(609)
USD	346,949	KES	36,100,000	Citibank, N.A.	2/6/17	—	(609)
USD	347,218	KES	36,128,000	Citibank, N.A.	2/6/17	—	(609)
USD	380,490	KES	39,590,000	Citibank, N.A.	2/6/17	—	(667)

4

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	380,490	KES	39,590,000	Citibank, N.A.	2/6/17	$—	$(667)
USD	380,778	KES	39,620,000	Citibank, N.A.	2/6/17	—	(668)
USD	1,476,758	RUB	88,000,000	Bank of America, N.A.	2/6/17	14,468	—
EUR	617,694	USD	657,473	Standard Chartered Bank	2/8/17	9,459	—
USD	6,704,765	EUR	6,130,828	Standard Chartered Bank	2/8/17	85,224	—
TRY	2,340,000	USD	659,863	Deutsche Bank AG	2/14/17	—	(41,926)
CLP	432,000,000	USD	661,359	BNP Paribas	2/15/17	4,108	—
EUR	103,326	USD	107,844	Standard Chartered Bank	2/15/17	3,747	—
USD	3,184,542	EUR	2,900,655	Standard Chartered Bank	2/15/17	51,848	—
ZAR	9,150,000	USD	665,470	JPMorgan Chase Bank, N.A.	2/15/17	12,044	—
EUR	285,816	SEK	2,700,000	State Street Bank and Trust Company	2/17/17	—	(166)
MXN	6,750,000	USD	309,474	HSBC Bank USA, N.A.	2/17/17	13,525	—
SEK	60,648,555	EUR	6,403,708	Morgan Stanley & Co. International PLC	2/17/17	21,461	—
RON	2,293,871	EUR	508,224	BNP Paribas	2/28/17	1,886	—
RON	780,000	EUR	172,452	BNP Paribas	2/28/17	1,034	—
RON	14,054,300	EUR	3,125,122	BNP Paribas	2/28/17	—	(638)
USD	5,745,468	DKK	39,000,000	Standard Chartered Bank	3/1/17	77,901	—
BRL	2,250,000	USD	714,683	Standard Chartered Bank	3/2/17	—	(5,720)
IDR	31,332,563,000	USD	2,265,550	Barclays Bank PLC	3/2/17	76,721	—
IDR	17,352,570,000	USD	1,275,924	Citibank, N.A.	3/2/17	21,270	—
RON	1,870,000	EUR	413,763	Deutsche Bank AG	3/2/17	2,111	—
USD	298,507	IDR	4,000,000,000	Barclays Bank PLC	3/2/17	—	(513)
RON	1,746,850	EUR	387,689	Bank of America, N.A.	3/6/17	665	—
RON	242,000	EUR	53,682	Bank of America, N.A.	3/6/17	120	—
RON	1,799,000	EUR	399,024	Deutsche Bank AG	3/7/17	934	—
RON	1,261,000	EUR	279,911	Deutsche Bank AG	3/7/17	420	—
KES	11,639,000	USD	110,479	ICBC Standard Bank plc	3/8/17	931	—
RON	2,560,000	EUR	567,565	BNP Paribas	3/8/17	1,587	—
KES	10,444,000	USD	99,089	Standard Chartered Bank	3/9/17	862	—
COP	11,940,000,000	USD	4,001,005	The Bank of Nova Scotia	3/13/17	53,453	—
KES	17,034,000	USD	161,460	Citibank, N.A.	3/13/17	1,424	—
PEN	11,460,000	USD	3,337,216	BNP Paribas	3/13/17	151,931	—
PHP	245,385,000	USD	4,846,632	Standard Chartered Bank	3/16/17	78,985	—
EUR	286,199	NOK	2,550,000	Standard Chartered Bank	3/20/17	300	—
NOK	39,800,000	EUR	4,393,149	The Toronto-Dominion Bank	3/20/17	75,152	—
EUR	258,877	USD	271,080	Goldman Sachs International	3/22/17	8,978	—
KES	35,800,000	USD	339,981	Standard Chartered Bank	3/24/17	1,569	—
GBP	1,165,000	USD	1,427,957	Goldman Sachs International	4/3/17	39,756	—
BRL	1,783,845	USD	506,486	Bank of America, N.A.	4/5/17	50,614	—
BRL	11,532,286	USD	2,993,067	Standard Chartered Bank	4/5/17	608,502	—
USD	570,417	BRL	2,256,000	Bank of America, N.A.	4/5/17	—	(134,139)
USD	4,544,880	BRL	17,975,000	Bank of America, N.A.	4/5/17	—	(1,068,769)
USD	573,275	BRL	2,040,000	BNP Paribas	4/5/17	—	(63,823)
USD	888,414	BRL	3,080,131	Citibank, N.A.	4/5/17	—	(73,521)
CAD	1,527,830	USD	1,155,388	Standard Chartered Bank	4/6/17	19,516	—
ILS	16,875,000	USD	4,392,209	Citibank, N.A.	4/6/17	91,622	—
USD	305,232	CAD	400,000	Goldman Sachs International	4/6/17	—	(2,369)
USD	2,103,100	EUR	2,000,000	Standard Chartered Bank	4/10/17	—	(62,665)
USD	5,697,271	EUR	5,417,974	Standard Chartered Bank	4/10/17	—	(169,759)
EUR	66,053	USD	69,910	Standard Chartered Bank	4/13/17	1,627	—
USD	598,665	EUR	565,611	Goldman Sachs International	4/13/17	—	(13,906)
USD	305,689	EUR	284,000	Standard Chartered Bank	4/13/17	—	(1,890)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,963,398	EUR	9,420,673	Standard Chartered Bank	4/13/17	$—	$(239,428)
RSD	274,330,655	EUR	2,188,517	Citibank, N.A.	4/18/17	7,535	—
RSD	129,125,600	EUR	1,030,532	Citibank, N.A.	4/18/17	3,101	—
RSD	76,192,570	EUR	610,517	Citibank, N.A.	4/18/17	—	(809)
INR	277,200,000	USD	4,028,432	Morgan Stanley & Co. International PLC	4/19/17	42,136	—
KES	6,400,000	USD	60,150	Citibank, N.A.	6/7/17	—	(128)
KES	75,690,000	USD	697,604	Citibank, N.A.	6/19/17	10,233	—
KES	75,690,000	USD	695,680	Citibank, N.A.	7/3/17	9,807	—
USD	1,452,855	BRL	5,000,000	Citibank, N.A.	7/7/17	—	(75,994)
IDR	42,819,537,000	USD	3,138,112	BNP Paribas	7/17/17	—	(2,907)
KES	75,748,000	USD	691,131	Citibank, N.A.	8/1/17	10,077	—

						$2,282,144	$(1,962,899)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-17	$(1,296,023)	$(1,296,539)	$(516)
U.S. 10-Year Treasury Note	4	Short	Mar-17	(498,570)	(497,875)	695

						$179

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CZK	-	Czech Koruna

DKK	-	Danish Krone

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

6

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,979	$87,868
Options written	7,250	190,770
Options expired	(1,979)	(87,868)

Outstanding, end of period	$7,250	$190,770

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency options purchased	$290,212	$—
Foreign Exchange	Currency options written	—	(139,130)
Foreign Exchange	Forward foreign currency exchange contracts	2,282,144	(1,962,899)

Total		$2,572,356	$(2,102,029)

Interest Rate	Financial futures contracts*	$695	$(516)

Total		$695	$(516)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$117,454,381

Gross unrealized appreciation	$1,014,124
Gross unrealized depreciation	(6,879,396)

Net unrealized depreciation	$(5,865,272)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$35,375,699	$—	$35,375,699
Collateralized Mortgage Obligations	—	638,662	—	638,662
Mortgage Pass-Throughs	—	3,133,427	—	3,133,427
Currency Options Purchased	—	290,212	—	290,212
Short-Term Investments -
Foreign Government Securities	—	21,090,129	—	21,090,129
U.S. Treasury Obligations	—	33,691,599	—	33,691,599
Other	—	17,369,381	—	17,369,381
Total Investments	$—	$111,589,109	$—	$111,589,109
Forward Foreign Currency Exchange Contracts	$—	$2,282,144	$—	$2,282,144
Futures Contracts	695	—	—	695
Total	$695	$113,871,253	$—	$113,871,948

Liability Description
Currency Options Written	$—	$(139,130)	$—	$(139,130)
Forward Foreign Currency Exchange Contracts	—	(1,962,899)	—	(1,962,899)
Futures Contracts	(516)	—	—	(516)
Total	$(516)	$(2,102,029)	$—	$(2,102,545)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $285,488,664 and the Fund owned 85.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 79.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$247,878
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	605,931
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,550,295

Total Albania			$2,404,104

Argentina — 4.5%
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	$2,374,804
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,203,691
Republic of Argentina, 2.40%, 3/18/18	USD	1,642	1,620,528
Republic of Argentina, 15.50%, 10/17/26	ARS	137,000	8,868,671

Total Argentina			$15,067,694

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$2,957,570
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	605,990

Total Barbados			$3,563,560

Bosnia and Herzegovina — 1.0%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$112,035
Republic of Srpska, 1.50%, 10/30/23	BAM	619	293,996
Republic of Srpska, 1.50%, 12/15/23	BAM	34	15,968
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,362,267
Republic of Srpska, 1.50%, 6/9/25	BAM	480	225,979
Republic of Srpska, 1.50%, 12/24/25	BAM	523	239,663
Republic of Srpska, 1.50%, 9/25/26	BAM	361	166,550
Republic of Srpska, 1.50%, 9/26/27	BAM	109	47,738

Total Bosnia and Herzegovina			$3,464,196

Brazil — 0.5%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,600,514

Total Brazil			$1,600,514

Colombia — 1.1%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,273,427
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,440,591

Total Colombia			$3,714,018

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,088	$93,849

Total Costa Rica			$93,849

Croatia — 2.0%
Croatia, 6.75%, 11/5/19(1)	USD	6,000	$6,539,160

Total Croatia			$6,539,160

Dominican Republic — 7.6%
Dominican Republic, 9.04%, 1/23/18(1)	USD	223	$231,495
Dominican Republic, 9.04%, 1/23/18(2)	USD	743	771,971
Dominican Republic, 10.375%, 3/4/22(1)	DOP	7,600	163,708

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 10.40%, 5/10/19(1)	DOP	247,900	$5,398,348
Dominican Republic, 13.50%, 8/4/17(1)	DOP	4,800	104,788
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	302,845
Dominican Republic, 15.00%, 4/5/19(1)	DOP	406,300	9,622,872
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,306,405
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	248,684
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	97,340

Total Dominican Republic			$25,248,456

Ecuador — 3.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$4,312,330
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	597,000
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	6,162,462

Total Ecuador			$11,071,792

El Salvador — 1.4%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,715,100

Total El Salvador			$4,715,100

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,580,992

Total Fiji			$2,580,992

Georgia — 3.4%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$76,192
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	710,010
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	50,071
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,078,612
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	37,653
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	5,597,623
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,405,167
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,330,655

Total Georgia			$11,285,983

Greece — 1.0%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(2)	EUR	3,365	$3,352,272

Total Greece			$3,352,272

Indonesia — 10.0%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,253,058
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,941,369
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	365,389
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	874,390
Indonesia Government Bond, 8.25%, 5/15/36	IDR	22,926,000	1,734,351
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,376,511
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,111,126
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,007,487
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,489,406
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,207,346
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	473,071
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,883,518
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	732,062
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,945,280

Total Indonesia			$33,394,364

2

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.7%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,679,146
Republic of Kenya, 6.875%, 6/24/24(1)	USD	669	648,104

Total Kenya			$2,327,250

Lebanon — 0.1%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	77	$77,678
Lebanese Republic, 5.15%, 11/12/18(1)	USD	132	132,755

Total Lebanon			$210,433

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,354,785

Total Macedonia			$5,354,785

Mexico — 1.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$1,988,517
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,819,344
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,269,337

Total Mexico			$5,077,198

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$916,892

Total Nigeria			$916,892

Peru — 4.3%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,214	$14,193,010

Total Peru			$14,193,010

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,853,712
Republic of the Philippines, 6.25%, 1/14/36	PHP	348,000	7,639,707

Total Philippines			$9,493,419

Russia — 6.6%
Russia Government Bond, 6.40%, 5/27/20	RUB	925,671	$14,734,103
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	3,840,414
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	512,598
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,946,492

Total Russia			$22,033,607

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,630,878

Total Rwanda			$1,630,878

Serbia — 9.0%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,125,050
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,801,311
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,907,300	16,783,858
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	895,107
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,551,387

Total Serbia			$30,156,713

South Africa — 2.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,589,981

Total South Africa			$6,589,981

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 7.8%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,410,499
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,013,252
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,002,367
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	378,000	2,442,437
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	822,000	5,210,175
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	131,340	831,471
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	234,064
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,714,170
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	325,127
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	130,602
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	925,240	5,716,514

Total Sri Lanka			$26,030,678

Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$6,887,109

Total Suriname			$6,887,109

Tanzania — 1.5%
United Republic of Tanzania, 7.25%, 3/9/20(1)(5)	USD	4,734	$4,998,030

Total Tanzania			$4,998,030

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,413,783

Total Zambia			$2,413,783

Total Foreign Government Bonds (identified cost $282,946,489)			$266,409,820

Foreign Corporate Bonds — 2.5%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	400	$398,000

Total Azerbaijan			$398,000

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$240,928

Total Colombia			$240,928

Croatia — 0.8%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	2,850	$2,689,541

Total Croatia			$2,689,541

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,222,584

Total Georgia			$1,222,584

Mexico — 0.3%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$277,473
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	435,897
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	262,921

Total Mexico			$976,291

4

Security	Principal Amount (000’s omitted)		Value
Russia — 0.9%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$2,895,049

Total Russia			$2,895,049

Sweden — 0.0%(3)
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$29,765

Total Sweden			$29,765

Total Foreign Corporate Bonds (identified cost $10,341,225)			$8,452,158

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(6)(7)(8)		$2,400	$2,297,261

Total Ethiopia			$2,297,261

Total Sovereign Loans (identified cost $2,237,830)			$2,297,261

Short-Term Investments — 12.2%

Foreign Government Securities — 1.9%

Security	Principal Amount (000’s omitted)		Value
El Salvador — 1.4%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,000	$4,835,005

Total El Salvador			$4,835,005

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$154,427
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,374,942

Total Georgia			$1,529,369

Total Foreign Government Securities (identified cost $6,598,302)			$6,364,374

U.S. Treasury Obligations — 4.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(9)		$7,000	$6,998,712
U.S. Treasury Bill, 0.00%, 3/2/17(9)		8,300	8,296,813

Total U.S. Treasury Obligations (identified cost $15,288,004)			$15,295,525

5

Repurchase Agreements — 0.5%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.80% payable by the Portfolio and repurchase proceeds of EUR 1,523,820, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,629,402.	EUR	1,525	$1,646,171

Total Repurchase Agreements (identified cost $1,612,393)			$1,646,171

Other — 5.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)		17,318,610	$17,320,342

Total Other (identified cost $17,319,944)			$17,320,342

Total Short-Term Investments (identified cost $40,818,643)			$40,626,412

Total Investments — 95.3% (identified cost $336,344,187)			$317,785,651

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,622,747)

Total Germany			$(1,622,747)

Total Foreign Government Bonds (proceeds $1,823,770)			$(1,622,747)

Total Securities Sold Short (proceeds $1,823,770)			$(1,622,747)

Other Assets, Less Liabilities — 5.2%			$17,307,600

Net Assets — 100.0%			$333,470,504

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $82,760,534 or 24.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $17,280,377 or 5.2% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $43,977.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	21,800,000	USD	5,765,463	UBS AG	2/1/17	$12,203	$—
USD	5,776,365	TRY	21,800,000	UBS AG	2/1/17	—	(1,301)
BRL	112,816,770	USD	32,513,911	Standard Chartered Bank	2/2/17	3,288,434	—
BRL	112,816,770	USD	36,078,276	Standard Chartered Bank	2/2/17	—	(275,931)
MYR	104,924,000	USD	24,913,689	Barclays Bank PLC	2/2/17	—	(1,226,139)
MYR	37,924,000	USD	8,561,302	JPMorgan Chase Bank, N.A.	2/2/17	386	—
MYR	67,000,000	USD	15,125,178	Standard Chartered Bank	2/2/17	683	—
USD	36,095,591	BRL	112,816,770	Standard Chartered Bank	2/2/17	293,246	—
USD	36,078,276	BRL	112,816,770	Standard Chartered Bank	2/2/17	275,931	—
USD	23,686,480	MYR	104,924,000	Barclays Bank PLC	2/2/17	—	(1,069)
USD	8,503,139	MYR	37,924,000	JPMorgan Chase Bank, N.A.	2/2/17	—	(58,550)
USD	15,042,658	MYR	67,000,000	Standard Chartered Bank	2/2/17	—	(83,202)
USD	2,078,196	ZAR	30,000,000	Deutsche Bank AG	2/3/17	—	(147,775)
USD	846,525	ZAR	11,652,000	JPMorgan Chase Bank, N.A.	2/3/17	—	(18,042)
ZAR	98,463,000	USD	7,153,402	JPMorgan Chase Bank, N.A.	2/3/17	152,458	—
KES	283,190,000	USD	2,676,654	Citibank, N.A.	2/6/17	49,792	—
PLN	10,023,293	EUR	2,307,379	Citibank, N.A.	2/6/17	11,527	—
RUB	415,039,000	USD	6,430,227	BNP Paribas	2/6/17	466,449	—
RUB	141,079,152	USD	2,160,179	BNP Paribas	2/6/17	184,124	—
RUB	482,488,671	USD	7,576,472	Citibank, N.A.	2/6/17	441,011	—
RUB	22,203,287	USD	363,512	Deutsche Bank AG	2/6/17	5,439	—
USD	906,987	KES	94,372,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	906,987	KES	94,372,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	907,698	KES	94,446,000	Citibank, N.A.	2/6/17	—	(1,591)
USD	12,562,210	RUB	757,250,000	BNP Paribas	2/6/17	—	(20,964)

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,494,795	RUB	483,751,530	BNP Paribas	2/6/17	$—	$(543,673)
EUR	1,122,000	USD	1,244,029	Standard Chartered Bank	2/8/17	—	(32,590)
USD	9,661,253	EUR	8,834,236	Standard Chartered Bank	2/8/17	122,804	—
USD	4,699,616	EUR	4,295,142	Standard Chartered Bank	2/8/17	62,090	—
USD	129,152	EUR	119,740	Standard Chartered Bank	2/8/17	—	(133)
USD	18,588	EUR	17,413	Standard Chartered Bank	2/8/17	—	(214)
MXN	138,437,171	USD	6,275,365	UBS AG	2/13/17	352,904	—
MXN	4,025,666	USD	182,484	UBS AG	2/13/17	10,262	—
EUR	54,280	USD	56,654	Standard Chartered Bank	2/15/17	1,968	—
EUR	74,447	USD	79,505	Standard Chartered Bank	2/15/17	897	—
USD	3,062,832	EUR	2,790,201	Goldman Sachs International	2/15/17	49,427	—
USD	2,130,040	EUR	1,940,157	Standard Chartered Bank	2/15/17	34,680	—
USD	718,448	EUR	654,402	Standard Chartered Bank	2/15/17	11,697	—
TRY	2,388,453	USD	631,034	HSBC Bank USA, N.A.	2/17/17	—	(822)
USD	1,360,860	RUB	85,135,384	Deutsche Bank AG	2/21/17	—	(51,667)
USD	867,746	ZAR	12,627,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(66,228)
ZAR	4,223,849	USD	290,269	JPMorgan Chase Bank, N.A.	2/21/17	22,154	—
MXN	415,904,707	USD	20,302,742	Standard Chartered Bank	2/22/17	—	(415,281)
USD	14,313,748	MXN	310,000,000	Standard Chartered Bank	2/22/17	—	(509,630)
USD	8,052,813	PEN	27,842,600	The Bank of Nova Scotia	2/24/17	—	(438,651)
COP	44,760,140,000	USD	14,752,848	BNP Paribas	2/27/17	481,309	—
PLN	63,079,555	USD	15,494,939	HSBC Bank USA, N.A.	2/27/17	249,506	—
USD	1,367,983	EUR	1,293,136	Deutsche Bank AG	2/27/17	—	(29,234)
RON	66,992,499	EUR	14,896,491	BNP Paribas	2/28/17	—	(3,040)
BRL	112,816,770	USD	35,834,756	Standard Chartered Bank	3/2/17	—	(286,800)
RUB	285,819,040	USD	4,408,067	Bank of America, N.A.	3/2/17	329,763	—
USD	7,495,109	RUB	485,982,867	Bank of America, N.A.	3/2/17	—	(560,701)
USD	5,096,567	EUR	4,760,655	Goldman Sachs International	3/6/17	—	(48,996)
USD	5,388,616	PEN	18,650,000	Deutsche Bank AG	3/7/17	—	(292,848)
KES	30,426,000	USD	288,809	ICBC Standard Bank plc	3/8/17	2,434	—
USD	11,219,047	EUR	10,599,306	Standard Chartered Bank	3/8/17	—	(238,516)
KES	27,303,000	USD	259,042	Standard Chartered Bank	3/9/17	2,253	—
UGX	8,105,860,000	USD	2,171,406	Citibank, N.A.	3/9/17	62,218	—
UGX	1,651,310,000	USD	441,409	Citibank, N.A.	3/9/17	13,621	—
COP	20,436,000,000	USD	6,847,952	The Bank of Nova Scotia	3/13/17	91,488	—
KES	44,532,000	USD	422,104	Citibank, N.A.	3/13/17	3,721	—
RUB	292,000,000	USD	4,690,010	Bank of America, N.A.	3/13/17	130,788	—
PHP	126,074,000	USD	2,490,105	Standard Chartered Bank	3/16/17	40,581	—
EUR	25,756,818	USD	26,970,994	Goldman Sachs International	3/22/17	893,284	—
USD	3,208,647	EUR	3,053,847	Goldman Sachs International	4/5/17	—	(97,585)
EUR	3,825,348	RSD	478,589,294	Deutsche Bank AG	4/18/17	—	(5,212)
USD	3,485,550	EUR	3,246,600	JPMorgan Chase Bank, N.A.	4/27/17	—	(32,763)
TRY	21,800,000	USD	5,639,341	UBS AG	5/2/17	—	(438)
RON	7,082,000	EUR	1,564,772	BNP Paribas	5/17/17	7,233	—
KES	16,731,000	USD	157,246	Citibank, N.A.	6/7/17	—	(334)
KES	17,418,000	USD	163,934	Citibank, N.A.	6/7/17	—	(579)
UGX	4,407,970,000	USD	1,144,630	Barclays Bank PLC	6/12/17	34,294	—
UGX	8,982,310,000	USD	2,355,707	Citibank, N.A.	6/15/17	44,503	—
KES	94,372,000	USD	869,788	Citibank, N.A.	6/19/17	12,758	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	94,372,000	USD	867,390	Citibank, N.A.	7/3/17	$12,228	$—
UGX	9,034,100,000	USD	2,355,698	Citibank, N.A.	7/6/17	43,430	—
UGX	3,428,449,000	USD	892,825	Barclays Bank PLC	7/11/17	16,308	—
IDR	170,912,661,000	USD	12,525,662	BNP Paribas	7/17/17	—	(11,603)
KES	94,446,000	USD	861,734	Citibank, N.A.	8/1/17	12,564	—

						$8,334,850	$(5,505,284)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
3/17/17	COP	27,783,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$9,350,309	$2,404
3/17/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,979,068	15,493
3/17/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,275,556	17,530
3/17/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,404,667	30,550

						$65,977

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	143	Short	Mar-17	$(13,976,039)	$(13,938,031)	$38,008
U.S. 10-Year Deliverable Interest Rate Swap	142	Short	Mar-17	(13,473,207)	(13,343,563)	129,644

						$167,652

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(304,228)
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(682,414)
CME Group, Inc.	MXN	54,241		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(290,778)
CME Group, Inc.	MXN	96,672		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(516,660)
CME Group, Inc.	MXN	103,450		Pays	Mexico Interbank TIIE 28 Day	6.46		9/24/26	(472,426)
LCH.Clearnet(1)	EUR	2,478		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	1,778
LCH.Clearnet(1)	EUR	21,690		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	58,126
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	1
LCH.Clearnet(1)	EUR	3,440		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	17,698
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	204,023

9

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25%		6/5/19	$239,096
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(4,865)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(10,921)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR	5.36		7/30/20	73,174
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	(17,014)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(87,827)
LCH.Clearnet(1)	USD	8,730	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(12,947)
LCH.Clearnet	USD	4,180	Receives	3-month USD-LIBOR-BBA	1.54		10/7/26	274,378
LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38		3/18/21	140,005
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	212,439
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR	8.12		10/6/26	(21,865)

								$(1,201,227)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$943,882
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	(37,936)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	90,784
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	337,770
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	62,238
Citibank, N.A.	COP	35,200,000	Receives	Colombia Overnight Interbank Reference Rate	5.78	1/17/22	42,934
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(10,578)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	238,512
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	76,418
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	110,906
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	72,155
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	39,666
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	133,446
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	46,095

10

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11%	4/24/17	$32,948
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	55,382
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	5,773
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	439,662
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	619,772
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	(9,968)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	143,261
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	16,955
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	8,825
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	19,919
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	(50,605)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	142,218
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	1,645,538
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	(15,864)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	128,457
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	271,207
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	6,364
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	(6,724)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(63,120)

							$5,536,292

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Market CDX Emerging Markets Index Series 26	ICE Clear Credit	$ 100	1.00%(1)	12/20/21	2.37%	$ (5,885)	$ 6,324	$ 439

Total		$ 100				$ (5,885)	$ 6,324	$ 439

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$150	1.00%(1)	12/20/19	$997	$ (2,635)	$(1,638)
South Africa	ICE Clear Credit	100	1.00(1)	3/20/20	1,134	(1,952)	(818)

Total					$2,131	$ (4,587)	$(2,456)

11

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	3.11%	$(149,693)	$154,829	$5,136
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.34	14,049	10,784	24,833
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.34	16,426	4,951	21,377
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.34	4,971	1,990	6,961
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.34	3,674	1,311	4,985
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.34	2,432	1,447	3,879
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.34	2,329	1,293	3,622
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.34	6,160	3,216	9,376
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.34	4,053	2,500	6,553
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.34	7,025	5,842	12,867
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.34	10,807	8,295	19,102
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.34	4,377	3,731	8,108
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.34	2,756	2,232	4,988
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.34	27,017	9,662	36,679
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.34	2,161	989	3,150
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.81	18,283	26,748	45,031
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.71	(129,409)	166,319	36,910
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	1.71	(54,613)	69,268	14,655

Total		$38,868					$(207,195)	$475,407	$268,212

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$59,224	$(92,010)	$(32,786)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(8,791)	4,567	(4,224)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(8,137)	3,910	(4,227)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	1,993	(4,009)	(2,016)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	19,396	(11,593)	7,803
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	13,139	(8,614)	4,525

12

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$300	1.00	%(1)	12/20/19	$1,993	$(4,634)	$(2,641)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	1,134	(1,250)	(116)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	18,770	(11,846)	6,924
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	14,140	(8,420)	5,720
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	1,134	(1,371)	(237)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	1,135	(1,669)	(534)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	19,396	(12,325)	7,071
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	19,771	(13,202)	6,569
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	21,022	(17,253)	3,769
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	10,293	(10,331)	(38)
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	15,266	(9,473)	5,793
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	20,397	(12,913)	7,484
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	20,522	(13,203)	7,319
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	664	(1,831)	(1,167)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	664	(2,198)	(1,534)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,348)	(213)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,396)	(261)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	1,135	(1,929)	(794)

Total						$246,530	$(234,341)	$12,189

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $38,968,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

13

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(3,774,375)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	7/29/23	(2,915,224)
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	(1,100,063)

				$(7,789,662)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

KES	-	Kenyan Shilling

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

14

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$389,978	$(350,643)
Credit	Credit default swaps (centrally cleared)*	439	(2,456)

Total		$390,417	$(353,099)

Foreign Exchange	Forward foreign currency exchange contracts	$8,334,850	$(5,505,284)

Total		$8,334,850	$(5,505,284)

Interest Rate	Cross-currency swaps	$—	$(7,789,662)
Interest Rate	Financial futures contracts*	167,652	—
Interest Rate	Interest rate swaps	5,731,087	(194,795)
Interest Rate	Interest rate swaps (centrally cleared)	1,220,718	(2,421,945)
Interest Rate	Non-deliverable bond forward contracts	65,977	—

Total		$7,185,434	$(10,406,402)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$338,535,854

Gross unrealized appreciation	$6,821,908
Gross unrealized depreciation	(27,572,111)

Net unrealized depreciation	$(20,750,203)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$266,409,820	$—	$266,409,820
Foreign Corporate Bonds	—	8,452,158	—	8,452,158
Sovereign Loans	—	—	2,297,261	2,297,261
Short-Term Investments -
Foreign Government Securities	—	6,364,374	—	6,364,374
U.S. Treasury Obligations	—	15,295,525	—	15,295,525
Repurchase Agreements	—	1,646,171	—	1,646,171
Other	—	17,320,342	—	17,320,342
Total Investments	$—	$315,488,390	$2,297,261	$317,785,651
Forward Foreign Currency Exchange Contracts	$—	$8,334,850	$—	$8,334,850
Non-deliverable Bond Forward Contracts	—	65,977	—	65,977
Futures Contracts	167,652	—	—	167,652
Swap Contracts	—	7,343,914	—	7,343,914
Total	$167,652	$331,233,131	$2,297,261	$333,698,044

Liability Description
Securities Sold Short	$—	$(1,622,747)	$—	$(1,622,747)
Forward Foreign Currency Exchange Contracts	—	(5,505,284)	—	(5,505,284)
Swap Contracts	—	(10,762,930)	—	(10,762,930)
Total	$—	$(17,890,961)	$—	$(17,890,961)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Floating-Rate Fund

January 31, 2017 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $7,540,581,038 and the Fund owned 84.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		5,347	$5,312,335
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,213	5,770,424
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	52,668,062
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		28,684	28,669,634
Term Loan, 3.98%, Maturing June 4, 2021		34,027	33,946,685
Term Loan, 3.78%, Maturing June 9, 2023		28,986	28,956,610
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		12,838	12,784,006

			$168,107,756

Automotive — 2.2%
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		6,397	$6,466,480
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,671	19,794,216
FCA US, LLC
Term Loan, Maturing December 31, 2018(4)		10,000	10,030,860
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,676	57,315,683
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		16,217	16,391,333
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		10,261	10,453,778
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		29,974	30,092,858
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,625	10,704,687
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		14,911	15,023,084
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,925	8,659,493
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		14,009	14,066,010

			$198,998,482

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,138	$9,188,953
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		3,000	1,800,000

			$10,988,953

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,078	$11,154,520
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,508	31,204,514

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	9,465	$9,062,298

		$51,421,332

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023	30,125	$30,393,293
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,846	12,958,592
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,631	15,807,038
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	27,241	27,416,858
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	4,915	4,938,106
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	7,538	7,637,185
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	8,393	8,458,917
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	36,275	36,767,288
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	21,806	21,860,893
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	11,014	11,087,376
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	7,658	7,742,142
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	8,010	8,090,037

		$193,157,725

Business Equipment and Services — 7.6%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	12,708	$12,307,630
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	15,781	15,937,845
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	8,349	8,171,205
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	20,107	20,305,683
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)	4,050	4,050,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	17,058	17,163,687
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	17,675	17,796,704
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	3,497	3,552,114
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	35,949	28,939,138
DigitalGlobe, Inc.
Term Loan, 3.53%, Maturing January 15, 2024	8,250	8,310,159

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	$2,684,987
Term Loan, 5.51%, Maturing July 2, 2020		5,464	1,284,005
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,387	519,373
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		58,968	59,115,155
Term Loan, Maturing February 9, 2023(4)		2,000	1,996,876
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		13,250	13,341,094
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,830	14,857,426
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,107	11,209,095
First Data Corporation
Term Loan, 2.78%, Maturing June 2, 2020		21,550	21,610,620
Term Loan, 3.78%, Maturing July 10, 2022		44,855	45,203,348
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		1,887	1,894,145
Term Loan, 4.00%, Maturing November 6, 2020		12,274	12,320,060
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,993,568
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		27,786	27,959,383
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		12,175	12,327,188
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		11,861	11,905,089
Term Loan, 4.25%, Maturing August 11, 2023	EUR	15,317	16,736,921
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,352	9,456,768
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,671	21,846,711
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		62,575	63,296,740
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		12,884	12,465,633
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		23,039	23,391,902
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		11,020	11,037,348
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		11,771	11,920,386
ServiceMaster Company
Term Loan, 3.28%, Maturing November 8, 2023		37,400	37,618,005
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,235	38,148,627
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		5,884	5,941,442
Trans Union, LLC
Term Loan, Maturing April 9, 2023(4)		7,767	7,811,444
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		20,214	20,431,985
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		5,175	5,213,813

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vouvray US Finance, LLC
Term Loan, Maturing January 27, 2024(4)		2,500	$2,510,938
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,567	1,579,186

			$673,163,426

Cable and Satellite Television — 2.5%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		11,600	$11,752,250
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		3,470	3,509,246
Charter Communications Operating, LLC
Term Loan, Maturing July 1, 2020(4)		2,500	2,508,438
Term Loan, Maturing January 3, 2021(4)		2,500	2,507,188
Term Loan, 3.03%, Maturing January 15, 2024		31,905	32,058,437
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		16,898	17,112,304
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,160	5,646,682
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		8,858	8,952,179
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		7,200	7,266,859
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,729,364
Term Loan, 3.77%, Maturing January 31, 2025		19,150	19,360,305
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		10,000	10,048,210
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	10,828,919
Term Loan, 3.52%, Maturing January 31, 2025		76,500	77,073,750
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	12,475	13,536,194

			$224,890,325

Chemicals and Plastics — 4.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.29%, Maturing September 13, 2023		2,133	$2,160,924
Allnex USA, Inc.
Term Loan, 5.29%, Maturing September 13, 2023		1,607	1,628,019
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,884	3,878,436
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		5,650	5,688,844
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,975	14,262,885
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		43,416	43,978,035
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(2)		3,750	3,789,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,307	5,347,054
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,791	2,815,124

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,881	$16,923,685
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		8,897	8,989,940
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		8,180	8,237,435
Term Loan, 3.93%, Maturing April 1, 2023		18,554	18,746,772
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,551	6,067,305
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,043	17,521,980
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,509	49,650,919
Term Loan, 4.25%, Maturing March 31, 2022		8,941	9,011,452
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		35,000	35,465,955
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,047	8,077,615
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,333	5,406,420
Term Loan, 5.00%, Maturing June 7, 2023		35,087	35,562,885
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021		7,340	7,384,001
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,838	5,158,982
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,464	4,379,889
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		12,612	12,778,355
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,585	2,595,701
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		964	968,465
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,461	5,487,970
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,190,385
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,137	4,190,264
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,118	32,224,170
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		15,962	15,955,275
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		5,860	5,916,472
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,285	4,327,598

			$410,768,211

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		12,942	$11,845,675

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Samsonite International S.A.
Term Loan, 4.03%, Maturing August 1, 2023		1,995	$2,009,547

			$13,855,222

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$348,682
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	31,290,710

			$31,639,392

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,675	$5,729,979
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		36,677	36,879,623
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,700,077
Term Loan, 3.29%, Maturing October 3, 2022		17,234	17,383,469
Term Loan, 3.29%, Maturing January 19, 2024		7,500	7,561,875
BWAY Holding Company
Term Loan, 4.75%, Maturing August 14, 2023		4,483	4,524,990
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		37,200	37,554,553
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,667,528
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		2,933	2,953,064
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		43,607	43,802,563
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		22,561	22,720,950
TricorBraun Holdings, Inc.
Term Loan, 1.88%, Maturing November 30, 2023(2)		509	515,296
Term Loan, 4.75%, Maturing November 30, 2023		5,091	5,152,957

			$240,146,924

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		21,263	$21,501,703
Revlon Consumer Products Corporation
Term Loan, 4.31%, Maturing September 7, 2023		4,115	4,156,069

			$25,657,772

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		19,373	$19,518,415
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,073	13,094,301
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		30,919	31,176,238
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,256	20,413,882
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		31,550	31,540,763
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		8,827	8,959,058
Term Loan, 5.50%, Maturing May 7, 2021		7,225	7,306,281

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		66,159	$66,696,998
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		14,256	14,248,176
Term Loan, 5.27%, Maturing December 11, 2019		39,885	40,002,556
Term Loan, 5.27%, Maturing August 5, 2020		22,030	22,099,032
Term Loan, 5.53%, Maturing April 1, 2022		44,447	44,633,195

			$319,688,895

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		38,645	$39,073,544
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,951,591
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023		14,443	14,505,749

			$67,530,884

Electronics/Electrical — 8.8%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		27,275	$14,046,569
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		11,425	11,591,611
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		19,972	20,290,504
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,237	12,905,992
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		11,677	11,813,425
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		10,993	11,240,470
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		11,171	11,248,029
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		4,830	4,867,746
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,344	13,127,233
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,728,030
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		57,810	58,221,767
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		14,050	14,137,983
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		15,882	15,928,601
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,278	7,258,947
Term Loan, 3.75%, Maturing June 3, 2020		76,077	76,024,017
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,632	5,047,534
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		47,100	47,012,095
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,309	7,308,863

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	15,323	$15,572,424
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	18,645	18,844,762
Term Loan, 4.79%, Maturing November 19, 2021	22,114	22,370,970
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	55,036	55,340,477
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	18,894	19,030,302
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	998	1,011,839
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020	21,658	21,788,584
Term Loan, 3.24%, Maturing December 7, 2020	9,627	9,684,970
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	15,723	15,803,879
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,553,790
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	11,347	11,468,130
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,856	39,996,737
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	1,884	1,906,571
Term Loan, 4.03%, Maturing July 8, 2022	19,628	19,866,996
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,319	14,525,197
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024	8,225	8,269,555
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	8,450	8,468,489
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	40,147	40,453,562
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	18,736	17,814,736
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	30,499	30,768,550
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	19,399	19,462,498
Western Digital Corporation
Term Loan, 2.78%, Maturing April 29, 2021	3,000	3,005,001
Term Loan, 4.53%, Maturing April 29, 2023	10,507	10,645,107
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	22,250	22,470,141

		$784,922,683

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)	2,725	$2,752,250
Term Loan, Maturing January 13, 2022(4)	43,400	44,005,777

		$46,758,027

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,401	$6,507,790

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,612	$12,517,876
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,068,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,273	26,338,540
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	5,975	5,978,846
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,384	6,465,798
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	9,257	9,376,597
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	16,948	17,032,488
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	41,556	41,919,113
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	12,707	12,739,151
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	984	918,579
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	4,661	4,692,908
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	21,800	22,127,000
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	4,025	4,073,634
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,625	28,307,006
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,690	6,706,848
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,689	11,805,875
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	50,193	48,386,453

		$271,962,752

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	18,761	$19,011,547
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	5,351	5,398,208
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	5,743	5,767,230
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	26,868	24,338,148
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018	14,098	14,186,189
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	8,915	8,942,490
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	32,722	32,844,548
Term Loan, 3.75%, Maturing September 18, 2020	27,138	27,188,581
Term Loan, 4.00%, Maturing October 30, 2022	7,332	7,372,983
Term Loan, Maturing October 30, 2022(4)	65,375	65,701,875

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Keurig Green Mountain, Inc.
Term Loan, 2.56%, Maturing March 3, 2021		9,750	$9,743,906
Term Loan, 5.31%, Maturing March 3, 2023		5,285	5,371,663
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,096	7,755,773
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,762	377,074
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		41,024	41,365,714
Term Loan, 6.25%, Maturing May 5, 2023	GBP	3,980	5,075,681
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		16,568	16,681,509
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		8,200	8,189,750

			$305,312,869

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,146	$52,695,239
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,529	9,517,126
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		3,436	3,484,277
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		31,875	32,222,215
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		9,329	9,489,190
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,335	6,355,751
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		6,746	6,661,921
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		3,981	4,009,652
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)		10,775	10,721,125
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020		57,996	51,670,807
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023		10,050	10,197,730

			$197,025,033

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021		12,122	$12,201,020
Term Loan, 4.25%, Maturing December 22, 2022		3,719	3,746,413
Term Loan, 4.06%, Maturing June 22, 2023		51,673	52,064,085
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019		7,928	7,001,663
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		43,538	43,775,672
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		15,625	15,744,593

			$134,533,446

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023		10,199	$10,301,432

			$10,301,432

Health Care — 9.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022		3,185	$3,210,216
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022		4,236	4,269,384
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		15,325	15,555,042
Alere, Inc.
Term Loan, Maturing June 18, 2020(4)		1,586	1,583,843
Term Loan, 4.25%, Maturing June 18, 2022		33,053	33,115,278
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		14,088	13,965,180
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021		7,245	7,263,112
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023		6,425	6,497,281
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		32,728	32,727,698
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023		24,463	24,710,948
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		15,511	14,769,127
Term Loan, 4.00%, Maturing January 27, 2021		23,280	22,072,408
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		6,353	6,393,208
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023		5,775	5,820,120
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021		15,596	15,517,526
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020		25,443	24,897,487
Elsan SAS
Term Loan, Maturing October 16, 2022(4)	EUR	7,000	7,696,082
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023		63,245	63,910,401
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023		19,152	19,278,882
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		16,464	16,581,638
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)		41,225	41,516,997
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		16,845	16,803,989
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019		11,970	12,059,775
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023		27,025	27,259,064

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	28,117	$28,234,347
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	57,620	57,787,700
Term Loan, Maturing January 25, 2024(4)	27,850	27,710,750
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	13,727	13,812,389
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	7,400	6,960,440
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,675	8,545,364
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	35,784	36,329,217
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,307	6,212,434
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,403	5,422,715
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,925	4,940,391
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	3,321	1,677,338
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	23,872	22,976,996
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	20,615	19,300,385
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	30,531	30,366,635
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	10,975	11,023,016
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	37,110	37,442,468
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023	14,492	14,533,834
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018	20,696	20,863,707
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,271	4,294,910
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)	38,575	38,575,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	22,775	22,831,692

		$857,316,414

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023	52,975	$53,008,109

		$53,008,109

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	40,174	$39,496,309
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	8,151	8,150,768
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	15,470	15,701,620

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		12,414	$12,514,680
Term Loan, 5.50%, Maturing January 15, 2021		6,054	6,145,064
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,787	1,801,025
Term Loan, Maturing November 21, 2020(4)		4,083	4,114,856
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,593	48,122,446
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,365	6,876,489
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		47,893	47,848,011
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,100	6,222,000
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,924	25,100,478
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	12,781,294
Term Loan, Maturing June 20, 2023(4)		29,100	29,318,250
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		14,726	13,694,834
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	13,300	14,503,160
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		42,335	42,645,341
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		6,108	6,179,112
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,408,600
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,710	7,659,086
Terex Corporation
Term Loan, Maturing January 24, 2024(4)		3,000	3,015,000
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,132	3,130,441

			$360,428,864

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		17,115	$17,243,694
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		22,600	22,730,651
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		19,508	19,800,160
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		3,552	3,580,083
Term Loan, 4.25%, Maturing August 4, 2022		30,016	30,357,241
Term Loan, 4.75%, Maturing November 3, 2023		18,355	18,571,051
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		19,275	19,527,984
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		16,009	13,814,636
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020		4,700	3,817,340
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		40,332	40,496,149

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	4,350	$4,410,717
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,395	48,596,711

		$242,946,417

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 3.53%, Maturing December 15, 2023	10,177	$10,283,066
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	33,000	33,386,727
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,894,525
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	10,625	10,731,250
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	13,342	13,467,117
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	20,298	20,450,371
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,669	3,678,298
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	282,836
Term Loan, 5.82%, Maturing May 8, 2021	2,181	2,191,977
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	43,171	43,575,447
LTF Merger Sub, Inc.
Term Loan, 4.00%, Maturing June 10, 2022	5,333	5,348,589
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	5,797	5,912,812
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	19,731	20,026,661
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	17,521	17,350,887
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,430	2,572,094
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	28,645	28,501,895
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	5,161	4,696,198
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	15,761	15,870,492

		$283,221,242

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,408	$44,713,353
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,865,746
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,199	1,207,824
Term Loan, 3.76%, Maturing September 15, 2023	8,105	8,191,521
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(5)	1,787	1,787,988
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	9,241	9,350,273

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	20,789	$20,956,224
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	9,300	9,422,062
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	2,797	2,831,785
Term Loan, 4.54%, Maturing November 21, 2019	6,526	6,607,499
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,904	2,931,286
Term Loan, 3.27%, Maturing October 25, 2023	48,728	49,287,480
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	15,486	15,560,709
Las Vegas Sands, LLC
Term Loan, Maturing December 19, 2020(4)	2,985	3,003,269
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.53%, Maturing April 25, 2023	24,277	24,474,123
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,518	28,832,067

		$235,023,209

Nonferrous Metals/Minerals — 1.1%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	5,021	$5,526,588
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	6,910	7,026,738
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,974	9,041,801
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,509	37,738,364
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	22,519	21,400,372
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,271	582,152
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,986	1,991,461
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,841,031
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,211	791,570

		$96,940,077

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	51,173	$28,912,574
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	26,362	26,428,285
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,602	10,803,372
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,060,000
Term Loan, 4.50%, Maturing July 29, 2021	15,884	15,947,913
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,494	7,479,941
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	3,550	3,559,510

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	$17,437,478
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,255,936
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,935,630
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	10,978,094
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,606	1,324,622
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	52,690	53,002,641
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	23,179	9,735,243
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	5,246,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,026	22,901,008
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	955	849,719
Term Loan, 4.44%, Maturing December 16, 2020	2,560	2,278,402
Term Loan, 4.44%, Maturing December 16, 2020	18,403	16,378,752
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	1,807	1,601,351
Term Loan, 4.45%, Maturing October 1, 2019	2,958	2,621,703
Term Loan, 4.45%, Maturing October 1, 2019	22,325	19,785,208
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,839	6,460,807
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,181	971,507

		$292,956,571

Publishing — 1.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	203	$111,439
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,697	23,874,885
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	58,854	50,945,502
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	35,680	35,925,419
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	11,310	11,423,100
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	7,653	7,652,701
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	11,360	11,459,169
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	11,393	11,421,530
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	8,775	8,731,125

		$161,544,870

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	8,706	$8,249,024
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,671	6,116,874

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		11,615	$11,734,091
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		69,871	46,219,838
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		9,470	9,597,370
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,576	14,576,040
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		4,135	4,161,695
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,284	7,293,411
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		33,740	28,366,712
Term Loan, 8.28%, Maturing July 30, 2019		5,384	4,525,752
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		2,936	2,968,883
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		31,864	32,222,617
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		5,528	5,531,311
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		8,475	8,513,095
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,514	4,526,943
Term Loan, 4.00%, Maturing March 1, 2020		24,197	24,279,398

			$218,883,054

Retailers (Except Food and Drug) — 3.9%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	6,850	$8,613,702
Term Loan, 3.48%, Maturing April 28, 2020	GBP	5,450	6,860,381
Bass Pro Group, LLC
Term Loan, 5.72%, Maturing May 4, 2018		4,275	4,248,281
Term Loan, 5.97%, Maturing December 16, 2023		12,700	12,369,597
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)		10,050	10,083,497
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023		21,306	21,466,889
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		275	276,562
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	20,639,319
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,363	22,642,234
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023		25,323	25,597,071
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,652	14,965,039
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,049	8,943,728
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023		29,232	29,198,220

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	24,057	$20,047,085
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	24,663	24,760,997
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	48,177	47,819,354
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,163	9,895,856
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,628	9,050,438
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	6,362	6,123,163
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	31,281,197
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,414,688
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,743	2,692,410

		$347,989,708

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.00%, Maturing December 15, 2023	4,025	$4,062,734
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	30,497	30,712,821
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,341	12,278,987
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	207	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	23,659	23,947,230

		$71,001,772

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	10,696	$10,733,858
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,410	1,415,352
Term Loan, 4.00%, Maturing July 31, 2022	4,638	4,654,177
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,504	32,894,084

		$49,697,471

Telecommunications — 3.4%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	10,690	$10,783,474
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	12,275	12,336,375
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	66,259	65,335,685
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	21,983	21,268,976
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	3,977	4,025,465

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, Maturing March 24, 2021(4)	6,833	$6,864,421
Term Loan, 3.03%, Maturing June 10, 2022	21,434	21,527,837
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	35,950	35,950,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	30,908	27,933,283
Term Loan, 4.04%, Maturing April 23, 2019	9,839	8,891,780
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	47,531	48,041,832
Term Loan, Maturing November 17, 2023(4)	2,250	2,278,125
Zayo Group, LLC
Term Loan, Maturing January 12, 2024(4)	813	821,133
Term Loan, 3.50%, Maturing January 19, 2024	1,688	1,705,430
Ziggo Financing Partnership
Term Loan, 3.52%, Maturing January 15, 2022	11,977	12,029,143
Term Loan, 3.52%, Maturing January 15, 2022	20,209	20,297,719
Term Loan, 4.07%, Maturing January 15, 2022	3,722	3,737,788

		$303,828,466

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	4,180	$4,189,919
Term Loan, 3.28%, Maturing January 31, 2022	10	9,688
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	10,525	10,551,312
Term Loan, Maturing December 26, 2019(4)	4,900	4,903,063
Term Loan, 3.75%, Maturing January 15, 2024	48,107	48,377,129
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	5,550	5,636,719
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	4,926	4,954,447
Dynegy, Inc.
Term Loan, Maturing June 27, 2023(4)	5,000	5,045,090
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,724,143
Term Loan, 5.00%, Maturing December 19, 2021	38,017	38,401,368
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	2,247	2,179,642
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	1,724	1,747,886
Term Loan, Maturing November 22, 2023(4)	18,101	18,352,801
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	18,204	17,772,131
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,595	3,253,701
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	20,137	20,385,213
USIC Holdings, Inc.
Term Loan, 4.75%, Maturing December 8, 2023	3,500	3,541,017

		$191,025,269

19

			Value
Total Senior Floating-Rate Loans (identified cost $8,336,499,642)			$8,146,643,054

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(7)
First Data Corp.
6.75%, 11/1/20(8)		1,693	$1,750,139

			$1,750,139

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
6.00%, 4/15/21(8)	GBP	7,185	$9,423,106

			$9,423,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,492,188
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,340,000

			$19,832,188

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,871,935
4.523%, 7/15/21(8)(9)		9,925	10,235,156

			$56,107,091

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,348,750

			$14,348,750

Entertainment — 0.1%
Vue International Bidco PLC
4.923%, 7/15/20(8)(9)	EUR	8,625	$9,401,930

			$9,401,930

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,506,815

			$2,506,815

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		18,000	$18,415,800
Iceland Bondco PLC
4.607%, 7/15/20(8)(9)	GBP	8,425	10,598,750
6.25%, 7/15/21(8)	GBP	7,000	9,136,748

			$38,151,298

20

Security	Principal Amount* (000’s omitted)		Value
Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,023,294
5.125%, 8/1/21		7,500	7,087,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,144,433
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,369,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,218,750
4.375%, 10/1/21		9,700	9,803,111

			$69,646,338

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		680	$0

			$0

Insurance — 0.0%(7)
Galaxy Bidco, Ltd.
5.398%, 11/15/19(8)(9)	GBP	2,500	$3,164,356

			$3,164,356

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,559,375

			$8,559,375

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		24,836	$27,753,841
9.00%, 2/15/20(5)		6,073	6,771,914
9.00%, 2/15/20(5)		14,729	16,459,399

			$50,985,154

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,306,250

			$7,306,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,960,000

			$11,960,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,560,581
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,567,350

			$16,127,931

Retailers (Except Food and Drug) — 0.2%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)(11)	GBP	750	$943,499

21

Security	Principal Amount* (000’s omitted)		Value
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$11,200,875

			$12,144,374

Telecommunications — 0.2%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,509,874
6.50%, 4/30/20(8)		7,375	7,670,000

			$13,179,874

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,142,500
7.875%, 1/15/23(8)		11,816	12,362,490
5.875%, 1/15/24(8)		5,000	5,262,500
5.25%, 6/1/26(8)		10,925	11,061,562

			$31,829,052

Total Corporate Bonds & Notes (identified cost $377,712,500)			$376,424,021

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.523%, 4/15/25(8)(9)		$4,000	$3,989,700
Series 2013-14A, Class E, 5.423%, 4/15/25(8)(9)		3,500	3,287,221
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.523%, 10/17/24(8)(9)		3,000	2,989,668
Series 2013-3A, Class E, 5.923%, 10/17/24(8)(9)		3,000	2,897,583
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.273%, 7/17/25(8)(9)		3,330	3,157,126
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(8)(9)		5,600	5,609,251
Series 2013-IA, Class E, 5.43%, 4/20/25(8)(9)		3,525	3,347,189
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(8)(9)		3,500	3,322,463
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.423%, 7/15/25(8)(9)		3,000	2,989,116
Series 2013-3A, Class D, 5.623%, 7/15/25(8)(9)		2,400	2,289,665
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.806%, 8/15/25(8)(9)		925	845,606
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(8)(9)		3,000	3,037,064
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.525%, 7/20/26(8)(9)		3,250	3,251,056
Series 2014-12A, Class E, 6.125%, 7/20/26(8)(9)		3,250	3,151,866
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(8)(9)		900	914,146
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(8)(9)		6,950	6,931,603
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.273%, 7/15/26(8)(9)		800	773,701

22

		Value
Total Asset-Backed Securities (identified cost $51,533,540)		$52,784,024

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.5%
IAP Global Services, LLC(3)(10)(12)(13)	2,577	$43,952,492

		$43,952,492

Automotive — 0.0%(7)
Dayco Products, LLC(10)(12)	88,506	$2,256,903

		$2,256,903

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	65,471,595	$45,830
RCS Capital Corp.(3)(10)(12)	421,149	6,422,522

		$6,468,352

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(10)(12)	421,318	$579,312

		$579,312

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(10)(12)	206,125	$3,607,191

		$3,607,191

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(12)	2,816	$0

		$0

Oil and Gas — 0.0%(7)
Southcross Holdings Group, LLC(3)(10)(12)	1,281	$0
Southcross Holdings L.P., Class A(10)(12)	1,281	440,344

		$440,344

Publishing — 0.2%
ION Media Networks, Inc.(3)(10)	28,605	$10,620,178
MediaNews Group, Inc.(3)(10)(12)	162,730	5,827,360
Nelson Education, Ltd.(3)(10)(12)	32,751	0

		$16,447,538

Total Common Stocks (identified cost $17,070,554)		$73,752,132

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1(3)(10)(12)	72,851	$20,398

Total Convertible Preferred Stocks (identified cost $5,141,580)		$20,398

23

Short-Term Investments — 9.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	817,843,454	$817,925,239

Total Short-Term Investments (identified cost $817,965,089)		$817,925,239

Total Investments — 106.6% (identified cost $9,605,922,905)		$9,467,548,868

Less Unfunded Loan Commitments — (0.4)%		$(31,334,583)

Net Investments — 106.2% (identified cost $9,574,588,322)		$9,436,214,285

Other Assets, Less Liabilities — (6.2)%		$(551,524,642)

Net Assets — 100.0%		$8,884,689,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $245,461,724 or 2.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Affiliated company.

24

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $1,683,008.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,500,000	USD	3,402,743	JPMorgan Chase Bank, N.A.	2/28/17	$56,364	$—
USD	11,374,320	CAD	15,251,290	Goldman Sachs International	2/28/17	—	(349,205)
USD	710,960	CAD	933,625	State Street Bank and Trust Company	2/28/17	—	(6,709)
USD	12,134,682	EUR	11,224,319	State Street Bank and Trust Company	2/28/17	6,493	—
USD	52,176,316	EUR	48,930,235	State Street Bank and Trust Company	2/28/17	—	(694,163)
USD	19,292,769	GBP	15,392,446	HSBC Bank USA, N.A.	2/28/17	—	(79,603)
USD	941,914	GBP	750,000	State Street Bank and Trust Company	2/28/17	—	(2,009)
USD	2,922,561	GBP	2,368,081	State Street Bank and Trust Company	2/28/17	—	(57,819)
GBP	3,800,000	USD	4,671,350	State Street Bank and Trust Company	3/31/17	115,601	—
USD	45,779,544	EUR	43,562,848	HSBC Bank USA, N.A.	3/31/17	—	(1,371,471)
USD	12,588,226	EUR	11,625,681	State Street Bank and Trust Company	3/31/17	4,965	—
USD	22,410,015	GBP	18,263,178	Goldman Sachs International	3/31/17	—	(596,546)
USD	67,960,624	EUR	63,293,607	Goldman Sachs International	4/28/17	—	(633,139)
USD	23,558,636	GBP	18,728,544	State Street Bank and Trust Company	4/28/17	—	(49,074)

						$183,423	$(3,839,738)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,575,770,049

Gross unrealized appreciation	$140,838,578
Gross unrealized depreciation	(280,394,342)

Net unrealized depreciation	$(139,555,764)

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $183,423 and $3,839,738, respectively.

25

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended January 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$43,952,492	$—	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,100,188,665	$15,119,806	$8,115,308,471
Corporate Bonds & Notes	—	376,424,021	0	376,424,021
Asset-Backed Securities	—	52,784,024	—	52,784,024
Common Stocks	—	6,883,750	66,868,382	73,752,132
Convertible Preferred Stocks	—	—	20,398	20,398
Short-Term Investments	—	817,925,239	—	817,925,239
Total Investments	$—	$9,354,205,699	$82,008,586	$9,436,214,285
Forward Foreign Currency Exchange Contracts	$—	$183,423	$—	$183,423
Total	$—	$9,354,389,122	$82,008,586	$9,436,397,708

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,839,738)	$—	$(3,839,738)
Total	$—	$(3,839,738)	$—	$(3,839,738)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2017 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $6,448,066,196 and the Fund owned 97.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 112.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		944	$937,718
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,273	1,018,578
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		37,740	35,839,239
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		29,659	29,643,739
Term Loan, 3.98%, Maturing June 4, 2021		15,795	15,757,487
Term Loan, 3.78%, Maturing June 9, 2023		35,535	35,499,751
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		13,331	13,275,699

			$131,972,211

Automotive — 3.1%
Allison Transmission, Inc.
Term Loan, 3.28%, Maturing September 23, 2022		1,120	$1,132,698
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		4,114	4,158,258
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,337	13,419,881
FCA US, LLC
Term Loan, 3.53%, Maturing May 24, 2017		8,442	8,452,094
Term Loan, 3.27%, Maturing December 31, 2018		30,348	30,441,957
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		46,904	46,610,530
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		12,750	12,887,062
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		11,924	12,147,619
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		22,949	23,039,550
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		13,450	13,550,875
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		15,978	16,097,506
Term Loan, 3.75%, Maturing June 30, 2022	EUR	6,863	7,499,499
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		13,361	13,415,087

			$202,852,616

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		7,033	$5,802,117
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		2,000	1,200,000

			$7,002,117

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	8,661	$8,720,647
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	24,156	22,495,255
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.79%, Maturing March 3, 2023	3,800	3,809,500
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	6,489	6,213,507

		$41,238,909

Building and Development — 3.1%
American Bath Group, LLC
Term Loan, 6.25%, Maturing September 30, 2023	4,988	$5,037,375
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023	24,600	24,819,087
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	8,621	8,696,875
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,146	1,154,792
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	14,953	15,120,966
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	37,590	37,832,575
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	14,407	14,475,034
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	8,225	8,332,953
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	7,423	7,480,990
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	29,725	30,128,398
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	15,893	15,933,087
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	15,177	15,277,929
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	5,294	5,352,285
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	5,390	5,443,395
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	9,850	9,899,250

		$204,984,991

Business Equipment and Services — 9.6%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	15,398	$14,913,370
AerCap Holdings N.V.
Term Loan, 3.25%, Maturing October 6, 2023	23,625	23,829,262
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	18,825	19,011,517
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	10,272	10,053,529
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	2,494	2,504,721

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		15,870	$16,026,969
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)		3,325	3,325,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		20,855	20,985,241
Ceridian, LLC
Term Loan, 4.54%, Maturing September 15, 2020		5,511	5,506,412
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019		13,046	13,135,522
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		6,036	6,131,987
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		15,351	12,357,597
DigitalGlobe, Inc.
Term Loan, 3.53%, Maturing January 15, 2024		6,750	6,799,221
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		5,858	1,610,992
Term Loan, 5.51%, Maturing July 2, 2020		3,491	820,339
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,636	331,823
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		48,219	48,340,011
Term Loan, Maturing February 9, 2023(4)		2,088	2,084,817
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		11,125	11,201,484
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		10,595	10,614,999
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		8,758	8,839,079
Financiere Lilas IV
Term Loan, 3.75%, Maturing October 30, 2020	EUR	2,000	2,196,782
First Data Corporation
Term Loan, 2.78%, Maturing June 2, 2020		21,550	21,610,620
Term Loan, 3.78%, Maturing March 24, 2021		7,494	7,543,562
Term Loan, 3.78%, Maturing July 10, 2022		33,376	33,635,676
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,251	2,259,603
Term Loan, 4.00%, Maturing November 6, 2020		12,649	12,696,904
Term Loan, 4.75%, Maturing November 6, 2020	CAD	10,731	7,916,758
Term Loan, 4.00%, Maturing November 7, 2020		7,980	8,007,435
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023		2,524	2,555,500
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		21,144	21,276,619
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		10,825	10,960,312
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	8,250	9,014,777
Term Loan, 4.25%, Maturing August 11, 2023		13,634	13,685,472
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		5,561	5,623,624
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		11,083	11,173,024

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		51,775	$52,372,173
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		14,988	14,501,336
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		19,355	19,651,243
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		12,006	12,024,613
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		11,820	11,970,896
Ramundsen Holdings, LLC
Term Loan, Maturing January 13, 2024(4)		13,000	13,162,500
ServiceMaster Company
Term Loan, 3.28%, Maturing November 8, 2023		22,100	22,228,821
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		29,264	29,198,597
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		2,618	2,644,116
Trans Union, LLC
Term Loan, 3.28%, Maturing April 9, 2023		19,717	19,829,378
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		16,484	16,661,228
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		10,775	10,855,812
Vouvray US Finance, LLC
Term Loan, Maturing January 27, 2024(4)		2,500	2,510,937
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		4,517	4,550,622

			$640,742,832

Cable and Satellite Television — 3.8%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		8,625	$8,738,203
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,102	2,125,318
Charter Communications Operating, LLC
Term Loan, Maturing July 1, 2020(4)		13,796	13,842,786
Term Loan, Maturing January 3, 2021(4)		5,369	5,384,260
Term Loan, Maturing January 15, 2022(4)		2,950	2,957,662
Term Loan, 3.03%, Maturing January 15, 2024		19,949	20,045,425
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		29,991	30,370,186
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,284	5,327,359
Numericable Group SA
Term Loan, 4.50%, Maturing April 15, 2023	EUR	2,978	3,261,562
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		6,079	6,143,653
Term Loan, 4.29%, Maturing January 14, 2025		3,990	4,025,982
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		5,525	5,576,305
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,729,364
Term Loan, 3.77%, Maturing January 31, 2025		24,850	25,122,903

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		23,875	$23,990,101
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	5,619,672
Term Loan, 3.52%, Maturing January 31, 2025		62,258	62,724,935
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	23,000	24,956,510

			$252,942,186

Chemicals and Plastics — 6.2%
A. Schulman, Inc.
Term Loan, 4.03%, Maturing June 1, 2022		9,669	$9,681,565
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.29%, Maturing September 13, 2023		4,267	4,321,848
Allnex USA, Inc.
Term Loan, 5.29%, Maturing September 13, 2023		3,215	3,256,039
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		7,185	7,174,247
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		4,525	4,556,109
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	10,025	11,020,071
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		30,552	30,947,100
Chemours Company (The)
Term Loan, 3.78%, Maturing May 12, 2022		4,319	4,320,312
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,788	3,816,668
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		5,325	5,333,877
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,931	1,947,950
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		11,681	11,710,495
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		12,155	12,281,490
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		6,135	6,178,077
Term Loan, 3.93%, Maturing April 1, 2023		13,990	14,135,671
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,635	3,973,279
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,572	8,270,017
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		34,080	34,177,943
Term Loan, 4.25%, Maturing March 31, 2022		5,846	5,892,103
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		30,700	31,108,709
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,908	8,940,997
MacDermid Agricultural Solutions Holdings B.V.
Term Loan, 4.75%, Maturing June 7, 2023	EUR	1,995	2,189,367
MacDermid Funding, LLC
Term Loan, 4.25%, Maturing June 7, 2020	EUR	3,990	4,381,503

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,533	$2,567,977
Term Loan, 5.00%, Maturing June 7, 2023		35,632	36,114,781
Minerals Technologies, Inc.
Term Loan, 3.78%, Maturing May 9, 2021		16,606	16,851,566
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021		5,186	5,216,854
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,935	2,063,593
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,736	5,628,100
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		8,657	8,770,942
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		8,512	8,547,510
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		579	581,776
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,280	3,296,730
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,725	17,953,273
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		30,921	31,023,300
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		26,621	26,609,771
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		4,389	4,431,060
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		11,475	11,589,688

			$410,862,358

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		14,824	$13,568,235
Samsonite International S.A.
Term Loan, 4.03%, Maturing August 1, 2023		3,893	3,921,401

			$17,489,636

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	1,103	$1,394,729
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,832	10,141,898
Spectrum Brands, Inc.
Term Loan, 3.37%, Maturing June 23, 2022		10,400	10,533,136
Term Loan, 4.53%, Maturing June 23, 2022	CAD	9,345	7,217,561

			$29,287,324

Containers and Glass Products — 3.6%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		4,325	$4,366,901
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		25,621	25,761,802
Term Loan, 3.50%, Maturing January 6, 2021		26,886	27,053,539

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.29%, Maturing October 3, 2022		20,284	$20,459,679
Term Loan, 3.29%, Maturing January 19, 2024		7,500	7,561,875
BWAY Holding Company
Term Loan, 4.75%, Maturing August 14, 2023		3,984	4,021,512
Constantia Flexibles Group GmbH
Term Loan, 4.00%, Maturing April 30, 2022		3,990	4,014,937
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		29,450	29,730,688
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	14,475	15,934,086
Libbey Glass, Inc.
Term Loan, Maturing April 9, 2021(4)		2,970	2,990,419
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,293	2,304,145
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,659	5,660,622
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		54,354	54,597,801
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		31,113	31,333,406
TricorBraun Holdings, Inc.
Term Loan, 1.88%, Maturing November 30, 2023(2)		491	496,892
Term Loan, 4.75%, Maturing November 30, 2023		4,909	4,968,923

			$241,257,227

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		18,122	$18,326,327
Prestige Brands, Inc.
Term Loan, Maturing September 3, 2021(4)		2,000	2,017,292
Term Loan, 3.52%, Maturing January 26, 2024		2,900	2,933,533
Revlon Consumer Products Corporation
Term Loan, 4.31%, Maturing September 7, 2023		2,618	2,644,771

			$25,921,923

Drugs — 4.8%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		17,428	$17,689,302
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		7,575	7,632,149
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		5,617	5,623,665
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		19,961	19,993,947
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		25,411	25,622,258
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		21,030	21,194,733
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		23,081	23,074,231
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		11,228	11,396,128
Term Loan, 5.50%, Maturing May 7, 2021		10,200	10,314,750
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		56,563	57,022,213

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		9,541	$9,526,453
Term Loan, 3.75%, Maturing March 19, 2021		2,106	2,105,946
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		6,337	6,334,015
Term Loan, 5.02%, Maturing February 13, 2019		2,863	2,870,875
Term Loan, 5.27%, Maturing December 11, 2019		26,945	27,023,879
Term Loan, 5.27%, Maturing August 5, 2020		46,446	46,591,475
Term Loan, 5.53%, Maturing April 1, 2022		24,905	25,009,581

			$319,025,600

Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		30,844	$31,186,009
Casella Waste Systems, Inc.
Term Loan, 4.00%, Maturing October 17, 2023		4,900	4,961,250
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,276	16,479,208
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	9,751	7,493,228
Term Loan, 3.75%, Maturing September 29, 2023		18,391	18,471,900

			$78,591,595

Electronics/Electrical — 11.0%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		18,663	$9,611,345
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		24,105	24,316,190
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		13,790	13,991,100
Term Loan - Second Lien, 10.50%, Maturing December 14, 2023		4,000	4,006,668
Avast Software B.V.
Term Loan, 4.75%, Maturing September 30, 2022	EUR	3,950	4,347,172
Term Loan, 5.00%, Maturing September 30, 2022		18,787	19,086,618
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,153	6,974,333
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		9,289	9,397,827
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		13,640	13,946,754
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,027	6,068,177
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		2,605	2,626,021
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,392	8,255,460
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		10,037	10,062,586
Term Loan, 4.50%, Maturing April 6, 2020		3,483	3,502,089
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		45,585	45,909,587
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		24,832	24,986,911
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,952,186

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		17,400	$17,450,756
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,033	7,014,041
Term Loan, 3.75%, Maturing June 3, 2020		59,443	59,401,569
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,706	4,038,027
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		38,950	38,876,652
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021		11,196	11,195,761
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021		9,298	9,448,967
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019		11,722	11,847,293
Term Loan, 4.79%, Maturing November 19, 2021		20,353	20,589,588
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		38,518	38,731,631
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		13,153	13,247,407
Microsemi Corporation
Term Loan, 3.02%, Maturing January 15, 2023		955	962,773
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023		9,426	9,561,879
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020		12,224	12,298,229
Term Loan, 3.24%, Maturing December 7, 2020		6,967	7,009,564
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021		18,003	18,095,368
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,452,041
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023		11,970	12,098,247
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021		830	801,069
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		36,482	33,271,382
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022		1,421	1,437,813
Term Loan, 4.03%, Maturing July 8, 2022		14,802	14,982,407
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019		19,282	19,559,066
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021		3,566	3,441,354
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024		7,750	7,791,982
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022		11,075	11,099,232
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023		41,790	42,108,586
VeriFone, Inc.
Term Loan, 2.53%, Maturing July 8, 2019		1,259	1,253,470
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023		15,761	14,985,936

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023		25,388	$25,612,270
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023		16,756	16,810,698
Term Loan, 4.75%, Maturing August 31, 2023	EUR	1,995	2,167,062
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023		13,231	13,404,815
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021		17,726	17,901,546

			$732,989,505

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)		2,250	$2,272,500
Term Loan, Maturing January 13, 2022(4)		33,850	34,322,478
Flying Fortress, Inc.
Term Loan, 3.25%, Maturing October 30, 2022		11,500	11,592,000

			$48,186,978

Financial Intermediaries — 3.7%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022		4,073	$4,140,648
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		17,570	17,438,120
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,551,188
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		21,623	21,677,301
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020		12,182	12,189,414
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023		8,254	8,360,075
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023		7,993	8,095,997
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		16,174	16,255,161
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023		36,519	36,838,576
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021		4,843	4,854,936
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)		582	543,138
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		2,704	2,722,753
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022		18,025	18,295,375
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020		3,075	3,112,155
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022		25,225	25,847,755
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		9,584	9,607,878
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		9,334	9,427,255

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020		40,472	$39,015,406

			$242,973,131

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		19,078	$19,333,382
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		2,369	2,389,719
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,257	3,270,666
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		12,687	11,492,120
Term Loan - Second Lien, 8.45%, Maturing August 18, 2021		6,263	4,478,045
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018		29,762	29,947,771
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		5,988	6,006,236
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		17,034	17,098,167
Term Loan, 3.75%, Maturing September 18, 2020		13,472	13,497,361
Term Loan, 4.00%, Maturing October 30, 2022		5,841	5,873,856
Term Loan, Maturing October 30, 2022(4)		52,625	52,888,125
Keurig Green Mountain, Inc.
Term Loan, 2.56%, Maturing March 3, 2021		1,950	1,948,781
Term Loan, 5.31%, Maturing March 3, 2023		4,484	4,557,572
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	6,796	4,357,459
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	4,361	211,853
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		33,174	33,450,525
Term Loan, 6.25%, Maturing May 5, 2023	GBP	2,488	3,172,301
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		11,010	11,085,430
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		10,625	10,626,711
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	5,500	6,040,687

			$241,726,767

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		32,756	$33,101,437
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		10,687	10,673,295
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		2,583	2,619,053
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		21,075	21,304,570
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		7,426	7,554,080
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,048	6,068,458

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019	4,311	$4,257,031
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020	1,785	1,798,268
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)	8,725	8,681,375
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020	43,904	39,115,382
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023	7,089	7,193,943

		$142,366,892

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021	13,219	$13,305,109
Term Loan, 4.25%, Maturing December 22, 2022	10,717	10,797,826
Term Loan, 4.06%, Maturing June 22, 2023	41,784	42,100,176
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019	2,995	2,645,181
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	28,475	28,630,328
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	6,000	6,027,498
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	13,902	14,008,249

		$117,514,367

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	8,501	$8,585,947

		$8,585,947

Health Care — 12.1%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022	2,058	$2,074,293
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	9,730	9,807,979
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,160	5,237,555
Alere, Inc.
Term Loan, Maturing June 18, 2020(4)	1,000	998,594
Term Loan, 4.25%, Maturing June 18, 2022	28,037	28,089,659
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	11,754	11,651,538
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	6,144	6,159,109
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	14,405	14,540,287
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	5,736	5,735,625
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	4,850	4,904,563
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	17,622	17,644,133
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	29,048	29,048,376

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		755	$759,813
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023		19,683	19,882,596
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		12,954	12,334,892
Term Loan, 4.00%, Maturing January 27, 2021		27,421	25,998,345
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		11,185	11,254,411
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023		4,300	4,333,596
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021		10,075	10,024,130
DaVita HealthCare Partners, Inc.
Term Loan, 3.53%, Maturing June 24, 2021		8,783	8,910,924
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020		19,700	19,277,277
Term Loan, 4.25%, Maturing June 8, 2020		5,754	5,630,088
Elsan SAS
Term Loan, Maturing October 16, 2022(4)	EUR	6,500	7,146,362
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023		60,800	61,439,677
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		2,017	2,029,736
Term Loan, 4.25%, Maturing August 30, 2020		6,666	6,707,271
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023		15,686	15,789,605
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		15,814	15,926,682
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)		33,325	33,561,041
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		20,825	20,774,968
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019		9,197	9,266,067
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023		23,475	23,678,317
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021		28,187	28,304,320
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020		48,318	48,459,392
Term Loan, Maturing January 25, 2024(4)		27,675	27,574,125
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022		14,714	14,806,224
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023		7,750	7,289,650
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019		5,300	5,220,719
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023		34,382	34,905,298
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		3,853	3,795,435

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		7,290	$7,316,537
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,880	4,895,591
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,446	1,235,073
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		20,386	19,621,947
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,198	17,038,182
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		24,652	24,519,559
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023		9,150	9,190,031
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021		23,149	23,356,023
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023		13,429	13,468,197
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018		8,406	8,474,117
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,012	1,017,869
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)		36,050	36,050,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		19,423	19,471,531

			$806,627,329

Home Furnishings — 0.7%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023		44,225	$44,252,641

			$44,252,641

Industrial Equipment — 6.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		29,127	$28,635,042
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,597	1,617,209
Coherent Holding GmbH
Term Loan, 4.25%, Maturing November 7, 2023	EUR	8,828	9,721,769
Columbus McKinnon Corporation
Term Loan, Maturing January 31, 2024(4)		10,000	10,075,000
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,377	4,732,224
Term Loan, 4.50%, Maturing October 28, 2021		10,815	10,814,600
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		16,374	16,618,980
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		10,196	10,278,648
Term Loan, 5.50%, Maturing January 15, 2021		4,144	4,205,843
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		11,250	11,336,760
Term Loan, Maturing November 21, 2020(4)		3,284	3,309,395

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		38,950	$38,572,495
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,217	3,475,576
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		46,194	46,151,183
Generac Power Systems, Inc.
Term Loan, 3.75%, Maturing May 31, 2023		16,288	16,471,070
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		4,550	4,641,000
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		25,216	25,393,947
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		15,340	15,349,256
Term Loan, Maturing June 20, 2023(4)		27,738	27,945,704
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		16,541	15,383,297
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	14,075	15,348,269
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		51,225	51,600,402
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		5,975	6,044,515
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,362	5,200,810
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,531	8,473,786
Terex Corporation
Term Loan, Maturing January 24, 2024(4)		2,644	2,657,407
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		7,858	7,853,077

			$401,907,264

Insurance — 3.2%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		17,060	$17,188,308
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		22,500	22,630,073
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		12,295	12,479,138
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		1,225	1,243,375
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		3,311	3,337,182
Term Loan, 4.25%, Maturing August 4, 2022		32,908	33,282,142
Term Loan, 4.75%, Maturing November 3, 2023		13,292	13,447,865
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		12,675	12,841,360
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		11,026	9,514,397
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020		6,266	5,089,171
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		22,823	22,915,335
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024		15,803	16,023,887

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	42,552	$42,729,213

		$212,721,446

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2022	657	$664,572
Term Loan, 3.53%, Maturing December 15, 2023	3,975	4,016,408
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	28,150	28,479,890
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	32,064	32,311,023
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	6,821	6,889,495
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	17,884	18,051,942
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	13,349	13,449,045
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,490	1,493,537
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	642	644,865
Term Loan, 5.82%, Maturing May 8, 2021	4,973	4,997,707
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	16,808	16,965,551
LTF Merger Sub, Inc.
Term Loan, 4.00%, Maturing June 10, 2022	6,251	6,269,442
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	4,911	5,009,728
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,983	17,237,294
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	16,875	16,710,374
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	913	365,344
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	15,810	15,731,095
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	5,212	4,742,706
Travel Leaders Group, LLC
Term Loan, Maturing January 25, 2024(4)	7,000	7,105,000
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	10,274	10,345,954
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	12,377	12,457,278

		$223,938,250

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 4.50%, Maturing July 1, 2023	7,983	$8,041,317
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	40,088	40,363,674
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	1,877	1,889,193

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,253	$1,262,467
Term Loan, 3.76%, Maturing September 15, 2023	7,960	8,045,347
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	6,346	7,189,731
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	13,012	13,166,290
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	33,016	33,281,114
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	6,950	7,041,219
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	1,161	1,175,968
Term Loan, 4.54%, Maturing November 21, 2019	2,710	2,743,926
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,486	2,509,587
Term Loan, 3.27%, Maturing October 25, 2023	33,804	34,192,038
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	12,566	12,627,073
MGM Growth Properties Operating Partnership L.P.
Term Loan, Maturing April 23, 2021(4)	22,861	22,909,079
Term Loan, 3.53%, Maturing April 25, 2023	23,845	24,038,614
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	4,095	4,111,483
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,316	28,627,229

		$253,215,349

Nonferrous Metals/Minerals — 1.2%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	1,698	$1,869,691
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	5,739	5,836,303
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	12,586	12,680,559
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	18,635	18,262,459
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	11,097	11,235,902
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	17,265	16,407,449
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,300	587,472
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,022	1,024,910
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	10,563,188
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	1,382	494,731

		$78,962,664

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	28,197	$15,931,566

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	17,907	$17,951,268
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	8,589	8,751,924
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	11,031	11,075,409
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,807	7,792,629
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	5,600	5,615,002
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	10,212	9,873,283
Term Loan, 8.00%, Maturing August 31, 2020	3,025	2,938,031
Term Loan, 8.38%, Maturing September 30, 2020	3,998	3,618,163
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	5,552	4,399,984
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	3,857	3,182,251
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	42,220	42,470,488
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	9,112	3,827,108
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	16,275	4,679,063
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	25,561	18,867,577
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	338	300,843
Term Loan, 4.44%, Maturing December 16, 2020	906	806,667
Term Loan, 4.44%, Maturing December 16, 2020	6,516	5,798,890
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	899	796,802
Term Loan, 4.45%, Maturing October 1, 2019	1,472	1,304,509
Term Loan, 4.45%, Maturing October 1, 2019	11,108	9,844,743
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	529	434,708

		$180,260,908

Publishing — 2.2%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	1,047	$575,766
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	16,571	16,695,461
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	41,815	36,196,323
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	26,119	26,298,373
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	9,610	9,706,100
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	5,094	5,093,598
Nielsen Finance, LLC
Term Loan, 3.27%, Maturing October 4, 2023	18,624	18,779,532

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		12,321	$12,429,192
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020		14,333	14,368,896
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022		8,175	8,134,125

			$148,277,366

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		5,888	$5,579,105
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		5,976	5,479,409
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		13,315	13,451,319
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	26,649,808
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		11,078	11,227,205
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		12,181	12,181,000
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		2,537	2,554,008
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,733	5,740,288
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		14,994	12,606,355
Term Loan, 8.28%, Maturing July 30, 2019		2,571	2,161,300
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		2,540	2,568,385
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		27,508	27,817,863
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		6,606	6,610,589
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		6,625	6,654,779
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		16,087	16,132,282
Term Loan, 4.00%, Maturing March 1, 2020		34,595	34,713,017

			$192,126,712

Retailers (Except Food and Drug) — 4.0%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	3,750	$4,715,530
Term Loan, 3.48%, Maturing April 28, 2020	GBP	3,000	3,776,357
Bass Pro Group, LLC
Term Loan, 5.72%, Maturing May 4, 2018		3,225	3,204,844
Term Loan, 5.97%, Maturing December 16, 2023		9,550	9,301,547
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)		8,100	8,126,997
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023		18,045	18,181,602
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		791	796,949

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	13,511	$11,571,816
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	16,257	15,108,979
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	21,524	21,757,530
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	23,353	13,112,669
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	9,827	9,712,240
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	13,532	13,516,072
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	25,843	21,535,887
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	22,951	23,041,766
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	39,098	38,808,009
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	11,617	11,311,625
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	6,199	5,826,701
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	3,676	3,538,411
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	21,668	21,199,006
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	9,100	9,156,875
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	1,422	1,396,016

		$268,697,428

Steel — 1.2%
Atkore International, Inc.
Term Loan, 4.00%, Maturing December 15, 2023	13,330	$13,454,641
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	25,786	25,968,145
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	10,319	10,267,281
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	209	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	27,363	27,696,472

		$77,386,539

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	7,562	$7,588,588
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	981	984,112
Term Loan, 4.00%, Maturing July 31, 2022	3,225	3,236,107
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	20,526	19,016,898

		$30,825,705

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Telecommunications — 3.6%
Ciena Corporation
Term Loan, 3.28%, Maturing January 26, 2024	4,035	$4,055,665
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	17,423	17,575,893
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	11,775	11,833,875
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	56,958	56,165,084
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	16,937	16,386,669
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	6,510	6,589,153
SBA Senior Finance II, LLC
Term Loan, 3.02%, Maturing March 24, 2021	9,843	9,888,159
Term Loan, 3.03%, Maturing June 10, 2022	1,963	1,971,180
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	29,225	29,225,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	18,923	17,101,513
Term Loan, 4.04%, Maturing April 23, 2019	11,881	10,737,404
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	35,860	36,245,621
Term Loan, Maturing November 17, 2023(4)	6,000	6,075,000
Zayo Group, LLC
Term Loan, Maturing January 12, 2024(4)	813	821,133
Term Loan, 3.50%, Maturing January 19, 2024	1,688	1,705,430
Ziggo Financing Partnership
Term Loan, 3.52%, Maturing January 15, 2022	4,980	5,001,948
Term Loan, 3.52%, Maturing January 15, 2022	8,403	8,440,180
Term Loan, 4.07%, Maturing January 15, 2022	1,547	1,554,244

		$241,373,151

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.28%, Maturing January 31, 2022	7,609	$7,612,190
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	6,300	6,315,750
Term Loan, Maturing December 26, 2019(4)	3,925	3,927,453
Term Loan, 3.75%, Maturing January 15, 2024	37,337	37,546,535
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	4,075	4,138,672
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	3,989	4,012,765
Dynegy, Inc.
Term Loan, 5.00%, Maturing June 27, 2023	100	101,094
Term Loan, Maturing June 27, 2023(4)	19,200	19,373,146
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	6,300	6,346,462
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,045	1,055,209
Term Loan, 5.00%, Maturing December 19, 2021	23,267	23,502,376

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022		1,692	$1,641,533
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)		1,565	1,586,983
Term Loan, Maturing November 22, 2023(4)		16,435	16,663,325
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021		8,934	8,721,647
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,515	9,515,962
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021		13,770	13,939,656
USIC Holdings, Inc.
Term Loan, 4.75%, Maturing December 8, 2023		3,500	3,541,016

			$169,541,774

Total Senior Floating-Rate Loans (identified cost $7,580,201,612)			$7,468,629,638

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(9)
First Data Corp.
6.75%, 11/1/20(7)		476	$492,065

			$492,065

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
6.00%, 4/15/21(7)	GBP	3,011	$3,948,548
5.50%, 1/15/25(7)		1,825	1,877,469

			$5,826,017

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,734,375
PQ Corp.
6.75%, 11/15/22(7)		3,000	3,255,000

			$25,989,375

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		20,375	$21,003,161
4.523%, 7/15/21(7)(8)		6,975	7,192,969

			$28,196,130

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)		10,400	$11,479,000

			$11,479,000

22

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.1%
Vougeot Bidco PLC
7.875%, 7/15/20(7)	GBP	3,500	$4,598,204
Vue International Bidco PLC
4.923%, 7/15/20(7)(8)	EUR	2,875	3,133,977

			$7,732,181

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
7.125%, 9/1/18(7)		750	$808,650

			$808,650

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,323,400
Iceland Bondco PLC
4.607%, 7/15/20(7)(8)	GBP	12,425	15,630,798
6.25%, 7/15/21(7)	GBP	3,925	5,123,105

			$35,077,303

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,147,978
5.125%, 8/1/21		11,650	11,009,250
HCA, Inc.
4.75%, 5/1/23		4,650	4,830,187
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)		21,975	22,881,469
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,218,750
4.375%, 10/1/21		6,225	6,291,172

			$65,378,806

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		147	$0

			$0

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.398%, 11/15/19(7)(8)	GBP	2,500	$3,164,356

			$3,164,356

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,357,500

			$4,357,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		5,459	$6,100,349
9.00%, 2/15/20(5)		2,459	2,741,666
9.00%, 2/15/20(5)		6,246	6,979,444

			$15,821,459

23

Security	Principal Amount* (000’s omitted)		Value
Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	$4,175,000

			$4,175,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,968,000

			$6,968,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,436,628
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,236,438

			$4,673,066

Retailers (Except Food and Drug) — 0.1%
B&M European Value Retail S.A.
4.125%, 2/1/22(7)(11)	GBP	750	$943,500
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)		8,600	7,675,500

			$8,619,000

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(7)(8)	EUR	4,825	$5,311,716
6.50%, 4/30/20(7)		3,150	3,276,000

			$8,587,716

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,095,000
7.875%, 1/15/23(7)		3,565	3,729,881
5.875%, 1/15/24(7)		5,000	5,262,500
5.25%, 6/1/26(7)		7,675	7,770,938

			$18,858,319

Total Corporate Bonds & Notes (identified cost $259,258,839)			$256,203,943

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class DR, 8.337%, 10/15/27(7)(8)	$2,000	$2,026,799
Series 2013-7RA, Class DR, 8.162%, 10/15/28(7)(8)	3,000	3,050,022
Apidos CLO XIV
Series 2013-14A, Class D, 4.523%, 4/15/25(7)(8)	3,000	2,992,275
Series 2013-14A, Class E, 5.423%, 4/15/25(7)(8)	1,500	1,408,809

24

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 4.323%, 4/17/26(7)(8)	$1,500	$1,487,535
Series 2014-17A, Class D, 5.773%, 4/17/26(7)(8)	1,500	1,432,672
Apidos CLO XXI
Series 2015-21A, Class D, 6.574%, 7/18/27(7)(8)	1,500	1,426,494
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.523%, 10/17/24(7)(8)	2,000	1,993,112
Series 2013-3A, Class E, 5.923%, 10/17/24(7)(8)	2,000	1,931,722
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.273%, 7/17/25(7)(8)	1,670	1,583,304
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(7)(8)	2,475	2,479,089
Series 2013-IA, Class E, 5.43%, 4/20/25(7)(8)	1,500	1,424,335
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(7)(8)	2,175	2,064,673
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.423%, 7/15/25(7)(8)	2,000	1,992,744
Series 2013-3A, Class D, 5.623%, 7/15/25(7)(8)	1,600	1,526,443
Series 2016-4A, Class D, 7.782%, 10/20/27(7)(8)	1,500	1,516,504
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.13%, 10/20/28(7)(8)	2,000	2,006,132
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(7)(8)	2,000	2,024,709
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.525%, 7/20/26(7)(8)	1,750	1,750,569
Series 2014-12A, Class E, 6.125%, 7/20/26(7)(8)	1,750	1,697,159
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.786%, 11/14/27(7)(8)	2,000	2,014,502
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(7)(8)	3,000	3,047,155
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(7)(8)	2,900	2,892,324
Octagon Investment Partners XVI, Ltd.
Series 2013-1A, Class D, 4.373%, 7/17/25(7)(8)	1,500	1,481,508
Series 2013-1A, Class E, 5.523%, 7/17/25(7)(8)	1,800	1,667,613
Palmer Square CLO, Ltd.
Series 2014-1A, Class DR, 7.859%, 1/17/27(7)(8)	1,900	1,903,305
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.48%, 10/20/27(7)(8)	2,900	2,782,356

Total Asset-Backed Securities (identified cost $52,276,626)		$53,603,864

Common Stocks — 0.3%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(10)(12)	168	$2,859,117

		$2,859,117

Automotive — 0.0%(9)
Dayco Products, LLC(10)(12)	48,926	$1,247,613

		$1,247,613

25

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	41,829,101	$29,281
RCS Capital Corp.(3)(10)(12)	435,169	6,636,327

		$6,665,608

Health Care — 0.0%(9)
New Millennium Holdco, Inc.(10)(12)	319,499	$439,311

		$439,311

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(10)(12)	167,709	$2,934,902
Tropicana Entertainment, Inc.(10)(12)	40,751	1,222,530

		$4,157,432

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(12)	1,760	$0

		$0

Oil and Gas — 0.0%(9)
Southcross Holdings Group, LLC(3)(10)(12)	573	$0
Southcross Holdings L.P., Class A(10)(12)	573	196,969

		$196,969

Publishing — 0.1%
ION Media Networks, Inc.(3)(10)	13,247	$4,918,214
MediaNews Group, Inc.(3)(10)(12)	66,239	2,372,015
Nelson Education, Ltd.(3)(10)(12)	169,215	0

		$7,290,229

Total Common Stocks (identified cost $11,073,660)		$22,856,279

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(10)(12)	46,544	$13,032

Total Convertible Preferred Stocks (identified cost $3,284,920)		$13,032

Short-Term Investments — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(13)	229,430,371	$229,453,314

Total Short-Term Investments (identified cost $229,453,314)		$229,453,314

Total Investments — 120.8% (identified cost $8,135,548,971)		$8,030,760,070

Less Unfunded Loan Commitments — (0.1)%		$(7,198,445)

26

Value

Net Investments — 120.7% (identified cost $8,128,350,526)	$8,023,561,625

Other Assets, Less Liabilities — (20.7)%	$(1,377,832,943)

Net Assets — 100.0%	$6,645,728,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $201,957,347 or 3.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(9)	Amount is less than 0.05%.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $230,840.

27

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,800,000	USD	3,629,593	JPMorgan Chase Bank, N.A.	2/28/17	$60,123	$—
USD	25,325,205	CAD	33,957,374	Goldman Sachs International	2/28/17	—	(777,514)
USD	53,385,272	EUR	50,063,978	State Street Bank and Trust Company	2/28/17	—	(710,247)
USD	2,123,060	EUR	2,005,000	State Street Bank and Trust Company	2/28/17	—	(43,398)
USD	9,784,748	EUR	9,050,681	State Street Bank and Trust Company	2/28/17	5,236	—
USD	13,421,759	GBP	10,708,349	HSBC Bank USA, N.A.	2/28/17	—	(55,379)
USD	2,454,732	GBP	2,016,662	State Street Bank and Trust Company	2/28/17	—	(83,366)
USD	941,914	GBP	750,000	State Street Bank and Trust Company	2/28/17	—	(2,009)
GBP	1,800,000	USD	2,212,745	State Street Bank and Trust Company	3/31/17	54,758	—
USD	52,715,541	EUR	50,162,997	HSBC Bank USA, N.A.	3/31/17	—	(1,579,261)
USD	10,150,463	EUR	9,374,319	State Street Bank and Trust Company	3/31/17	4,004	—
USD	14,576,630	GBP	11,879,313	Goldman Sachs International	3/31/17	—	(388,025)
USD	6,143,448	GBP	5,042,293	Goldman Sachs International	3/31/17	—	(208,448)
USD	56,826,125	EUR	52,923,740	Goldman Sachs International	4/28/17	—	(529,407)
USD	16,141,798	GBP	12,832,338	State Street Bank and Trust Company	4/28/17	—	(33,624)

						$124,121	$(4,410,678)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $124,121 and $4,410,678, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,129,286,347

Gross unrealized appreciation	$77,679,077
Gross unrealized depreciation	(183,403,799)

Net unrealized depreciation	$(105,724,722)

28

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,455,610,938	$5,820,255	$7,461,431,193
Corporate Bonds & Notes	—	256,203,943	0	256,203,943
Asset-Backed Securities	—	53,603,864	—	53,603,864
Common Stocks	1,222,530	4,818,795	16,814,954	22,856,279
Convertible Preferred Stocks	—	—	13,032	13,032
Short-Term Investments	—	229,453,314	—	229,453,314
Total Investments	$1,222,530	$7,999,690,854	$22,648,241	$8,023,561,625
Forward Foreign Currency Exchange Contracts	$—	$124,121	$—	$124,121
Total	$1,222,530	$7,999,814,975	$22,648,241	$8,023,685,746

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,410,678)	$—	$(4,410,678)
Total	$—	$(4,410,678)	$—	$(4,410,678)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

29

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned 14.8% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 10.7% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2017 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,359,210,112)	$1,317,754,248	86.6%

High Income Opportunities Portfolio (identified cost, $195,057,673)	196,764,618	12.9

Total Investments in Affiliated Portfolios (identified cost $1,554,267,785)	$1,514,518,866	99.5%

Other Assets, Less Liabilities	$7,335,616	0.5%

Net Assets	$1,521,854,482	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2017 and October 31, 2016, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2017 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating Rate Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		5,347	$5,312,335
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,213	5,770,424
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	52,668,062
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		28,684	28,669,634
Term Loan, 3.98%, Maturing June 4, 2021		34,027	33,946,685
Term Loan, 3.78%, Maturing June 9, 2023		28,986	28,956,610
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		12,838	12,784,006

			$168,107,756

Automotive — 2.2%
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		6,397	$6,466,480
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,671	19,794,216
FCA US, LLC
Term Loan, Maturing December 31, 2018(4)		10,000	10,030,860
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,676	57,315,683
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		16,217	16,391,333
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		10,261	10,453,778
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		29,974	30,092,858
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,625	10,704,687
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		14,911	15,023,084
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,925	8,659,493
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		14,009	14,066,010

			$198,998,482

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,138	$9,188,953
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		3,000	1,800,000

			$10,988,953

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,078	$11,154,520
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,508	31,204,514

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	9,465	$9,062,298

		$51,421,332

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023	30,125	$30,393,293
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,846	12,958,592
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,631	15,807,038
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	27,241	27,416,858
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	4,915	4,938,106
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	7,538	7,637,185
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	8,393	8,458,917
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	36,275	36,767,288
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	21,806	21,860,893
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	11,014	11,087,376
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	7,658	7,742,142
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	8,010	8,090,037

		$193,157,725

Business Equipment and Services — 7.6%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	12,708	$12,307,630
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	15,781	15,937,845
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	8,349	8,171,205
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	20,107	20,305,683
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)	4,050	4,050,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	17,058	17,163,687
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	17,675	17,796,704
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	3,497	3,552,114
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	35,949	28,939,138
DigitalGlobe, Inc.
Term Loan, 3.53%, Maturing January 15, 2024	8,250	8,310,159

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	$2,684,987
Term Loan, 5.51%, Maturing July 2, 2020		5,464	1,284,005
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,387	519,373
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		58,968	59,115,155
Term Loan, Maturing February 9, 2023(4)		2,000	1,996,876
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		13,250	13,341,094
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,830	14,857,426
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,107	11,209,095
First Data Corporation
Term Loan, 2.78%, Maturing June 2, 2020		21,550	21,610,620
Term Loan, 3.78%, Maturing July 10, 2022		44,855	45,203,348
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		1,887	1,894,145
Term Loan, 4.00%, Maturing November 6, 2020		12,274	12,320,060
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,993,568
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		27,786	27,959,383
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		12,175	12,327,188
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		11,861	11,905,089
Term Loan, 4.25%, Maturing August 11, 2023	EUR	15,317	16,736,921
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,352	9,456,768
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,671	21,846,711
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		62,575	63,296,740
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		12,884	12,465,633
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		23,039	23,391,902
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		11,020	11,037,348
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		11,771	11,920,386
ServiceMaster Company
Term Loan, 3.28%, Maturing November 8, 2023		37,400	37,618,005
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,235	38,148,627
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		5,884	5,941,442
Trans Union, LLC
Term Loan, Maturing April 9, 2023(4)		7,767	7,811,444
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		20,214	20,431,985
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		5,175	5,213,813

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vouvray US Finance, LLC
Term Loan, Maturing January 27, 2024(4)		2,500	$2,510,938
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,567	1,579,186

			$673,163,426

Cable and Satellite Television — 2.5%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		11,600	$11,752,250
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		3,470	3,509,246
Charter Communications Operating, LLC
Term Loan, Maturing July 1, 2020(4)		2,500	2,508,438
Term Loan, Maturing January 3, 2021(4)		2,500	2,507,188
Term Loan, 3.03%, Maturing January 15, 2024		31,905	32,058,437
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		16,898	17,112,304
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,160	5,646,682
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		8,858	8,952,179
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		7,200	7,266,859
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,729,364
Term Loan, 3.77%, Maturing January 31, 2025		19,150	19,360,305
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		10,000	10,048,210
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	10,828,919
Term Loan, 3.52%, Maturing January 31, 2025		76,500	77,073,750
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	12,475	13,536,194

			$224,890,325

Chemicals and Plastics — 4.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.29%, Maturing September 13, 2023		2,133	$2,160,924
Allnex USA, Inc.
Term Loan, 5.29%, Maturing September 13, 2023		1,607	1,628,019
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,884	3,878,436
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		5,650	5,688,844
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,975	14,262,885
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		43,416	43,978,035
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(2)		3,750	3,789,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,307	5,347,054
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,791	2,815,124

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,881	$16,923,685
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		8,897	8,989,940
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		8,180	8,237,435
Term Loan, 3.93%, Maturing April 1, 2023		18,554	18,746,772
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,551	6,067,305
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,043	17,521,980
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,509	49,650,919
Term Loan, 4.25%, Maturing March 31, 2022		8,941	9,011,452
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		35,000	35,465,955
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,047	8,077,615
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,333	5,406,420
Term Loan, 5.00%, Maturing June 7, 2023		35,087	35,562,885
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021		7,340	7,384,001
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,838	5,158,982
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,464	4,379,889
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		12,612	12,778,355
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,585	2,595,701
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		964	968,465
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,461	5,487,970
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,190,385
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,137	4,190,264
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,118	32,224,170
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		15,962	15,955,275
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		5,860	5,916,472
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,285	4,327,598

			$410,768,211

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		12,942	$11,845,675

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Samsonite International S.A.
Term Loan, 4.03%, Maturing August 1, 2023		1,995	$2,009,547

			$13,855,222

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$348,682
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	31,290,710

			$31,639,392

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,675	$5,729,979
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		36,677	36,879,623
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,700,077
Term Loan, 3.29%, Maturing October 3, 2022		17,234	17,383,469
Term Loan, 3.29%, Maturing January 19, 2024		7,500	7,561,875
BWAY Holding Company
Term Loan, 4.75%, Maturing August 14, 2023		4,483	4,524,990
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		37,200	37,554,553
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,667,528
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		2,933	2,953,064
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		43,607	43,802,563
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		22,561	22,720,950
TricorBraun Holdings, Inc.
Term Loan, 1.88%, Maturing November 30, 2023(2)		509	515,296
Term Loan, 4.75%, Maturing November 30, 2023		5,091	5,152,957

			$240,146,924

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		21,263	$21,501,703
Revlon Consumer Products Corporation
Term Loan, 4.31%, Maturing September 7, 2023		4,115	4,156,069

			$25,657,772

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		19,373	$19,518,415
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,073	13,094,301
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		30,919	31,176,238
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,256	20,413,882
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		31,550	31,540,763
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		8,827	8,959,058
Term Loan, 5.50%, Maturing May 7, 2021		7,225	7,306,281

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		66,159	$66,696,998
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		14,256	14,248,176
Term Loan, 5.27%, Maturing December 11, 2019		39,885	40,002,556
Term Loan, 5.27%, Maturing August 5, 2020		22,030	22,099,032
Term Loan, 5.53%, Maturing April 1, 2022		44,447	44,633,195

			$319,688,895

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		38,645	$39,073,544
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,951,591
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023		14,443	14,505,749

			$67,530,884

Electronics/Electrical — 8.8%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		27,275	$14,046,569
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		11,425	11,591,611
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		19,972	20,290,504
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,237	12,905,992
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		11,677	11,813,425
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		10,993	11,240,470
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		11,171	11,248,029
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		4,830	4,867,746
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,344	13,127,233
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,728,030
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		57,810	58,221,767
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		14,050	14,137,983
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		15,882	15,928,601
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,278	7,258,947
Term Loan, 3.75%, Maturing June 3, 2020		76,077	76,024,017
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,632	5,047,534
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		47,100	47,012,095
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,309	7,308,863

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	15,323	$15,572,424
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	18,645	18,844,762
Term Loan, 4.79%, Maturing November 19, 2021	22,114	22,370,970
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	55,036	55,340,477
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	18,894	19,030,302
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	998	1,011,839
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020	21,658	21,788,584
Term Loan, 3.24%, Maturing December 7, 2020	9,627	9,684,970
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	15,723	15,803,879
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,553,790
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	11,347	11,468,130
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,856	39,996,737
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	1,884	1,906,571
Term Loan, 4.03%, Maturing July 8, 2022	19,628	19,866,996
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,319	14,525,197
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024	8,225	8,269,555
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	8,450	8,468,489
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	40,147	40,453,562
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	18,736	17,814,736
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	30,499	30,768,550
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	19,399	19,462,498
Western Digital Corporation
Term Loan, 2.78%, Maturing April 29, 2021	3,000	3,005,001
Term Loan, 4.53%, Maturing April 29, 2023	10,507	10,645,107
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	22,250	22,470,141

		$784,922,683

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)	2,725	$2,752,250
Term Loan, Maturing January 13, 2022(4)	43,400	44,005,777

		$46,758,027

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,401	$6,507,790

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,612	$12,517,876
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,068,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,273	26,338,540
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	5,975	5,978,846
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,384	6,465,798
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	9,257	9,376,597
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	16,948	17,032,488
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	41,556	41,919,113
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	12,707	12,739,151
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	984	918,579
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	4,661	4,692,908
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	21,800	22,127,000
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	4,025	4,073,634
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,625	28,307,006
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,690	6,706,848
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,689	11,805,875
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	50,193	48,386,453

		$271,962,752

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	18,761	$19,011,547
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	5,351	5,398,208
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	5,743	5,767,230
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	26,868	24,338,148
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018	14,098	14,186,189
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	8,915	8,942,490
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	32,722	32,844,548
Term Loan, 3.75%, Maturing September 18, 2020	27,138	27,188,581
Term Loan, 4.00%, Maturing October 30, 2022	7,332	7,372,983
Term Loan, Maturing October 30, 2022(4)	65,375	65,701,875

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Keurig Green Mountain, Inc.
Term Loan, 2.56%, Maturing March 3, 2021		9,750	$9,743,906
Term Loan, 5.31%, Maturing March 3, 2023		5,285	5,371,663
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,096	7,755,773
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,762	377,074
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		41,024	41,365,714
Term Loan, 6.25%, Maturing May 5, 2023	GBP	3,980	5,075,681
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		16,568	16,681,509
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		8,200	8,189,750

			$305,312,869

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,146	$52,695,239
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,529	9,517,126
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		3,436	3,484,277
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		31,875	32,222,215
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		9,329	9,489,190
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,335	6,355,751
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		6,746	6,661,921
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		3,981	4,009,652
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)		10,775	10,721,125
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020		57,996	51,670,807
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023		10,050	10,197,730

			$197,025,033

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021		12,122	$12,201,020
Term Loan, 4.25%, Maturing December 22, 2022		3,719	3,746,413
Term Loan, 4.06%, Maturing June 22, 2023		51,673	52,064,085
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019		7,928	7,001,663
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		43,538	43,775,672
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		15,625	15,744,593

			$134,533,446

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023		10,199	$10,301,432

			$10,301,432

Health Care — 9.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022		3,185	$3,210,216
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022		4,236	4,269,384
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		15,325	15,555,042
Alere, Inc.
Term Loan, Maturing June 18, 2020(4)		1,586	1,583,843
Term Loan, 4.25%, Maturing June 18, 2022		33,053	33,115,278
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		14,088	13,965,180
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021		7,245	7,263,112
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023		6,425	6,497,281
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		32,728	32,727,698
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023		24,463	24,710,948
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		15,511	14,769,127
Term Loan, 4.00%, Maturing January 27, 2021		23,280	22,072,408
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		6,353	6,393,208
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023		5,775	5,820,120
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021		15,596	15,517,526
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020		25,443	24,897,487
Elsan SAS
Term Loan, Maturing October 16, 2022(4)	EUR	7,000	7,696,082
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023		63,245	63,910,401
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023		19,152	19,278,882
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		16,464	16,581,638
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)		41,225	41,516,997
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		16,845	16,803,989
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019		11,970	12,059,775
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023		27,025	27,259,064

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	28,117	$28,234,347
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	57,620	57,787,700
Term Loan, Maturing January 25, 2024(4)	27,850	27,710,750
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	13,727	13,812,389
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	7,400	6,960,440
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,675	8,545,364
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	35,784	36,329,217
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,307	6,212,434
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,403	5,422,715
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,925	4,940,391
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	3,321	1,677,338
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	23,872	22,976,996
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	20,615	19,300,385
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	30,531	30,366,635
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	10,975	11,023,016
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	37,110	37,442,468
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023	14,492	14,533,834
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018	20,696	20,863,707
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,271	4,294,910
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)	38,575	38,575,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	22,775	22,831,692

		$857,316,414

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023	52,975	$53,008,109

		$53,008,109

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	40,174	$39,496,309
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	8,151	8,150,768
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	15,470	15,701,620

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		12,414	$12,514,680
Term Loan, 5.50%, Maturing January 15, 2021		6,054	6,145,064
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,787	1,801,025
Term Loan, Maturing November 21, 2020(4)		4,083	4,114,856
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,593	48,122,446
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,365	6,876,489
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		47,893	47,848,011
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,100	6,222,000
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,924	25,100,478
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	12,781,294
Term Loan, Maturing June 20, 2023(4)		29,100	29,318,250
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		14,726	13,694,834
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	13,300	14,503,160
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		42,335	42,645,341
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		6,108	6,179,112
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,408,600
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,710	7,659,086
Terex Corporation
Term Loan, Maturing January 24, 2024(4)		3,000	3,015,000
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,132	3,130,441

			$360,428,864

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		17,115	$17,243,694
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		22,600	22,730,651
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		19,508	19,800,160
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		3,552	3,580,083
Term Loan, 4.25%, Maturing August 4, 2022		30,016	30,357,241
Term Loan, 4.75%, Maturing November 3, 2023		18,355	18,571,051
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		19,275	19,527,984
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		16,009	13,814,636
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020		4,700	3,817,340
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		40,332	40,496,149

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	4,350	$4,410,717
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,395	48,596,711

		$242,946,417

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 3.53%, Maturing December 15, 2023	10,177	$10,283,066
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	33,000	33,386,727
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,894,525
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	10,625	10,731,250
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	13,342	13,467,117
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	20,298	20,450,371
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,669	3,678,298
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	282,836
Term Loan, 5.82%, Maturing May 8, 2021	2,181	2,191,977
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	43,171	43,575,447
LTF Merger Sub, Inc.
Term Loan, 4.00%, Maturing June 10, 2022	5,333	5,348,589
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	5,797	5,912,812
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	19,731	20,026,661
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	17,521	17,350,887
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,430	2,572,094
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	28,645	28,501,895
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	5,161	4,696,198
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	15,761	15,870,492

		$283,221,242

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,408	$44,713,353
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,865,746
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,199	1,207,824
Term Loan, 3.76%, Maturing September 15, 2023	8,105	8,191,521
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(5)	1,787	1,787,988
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	9,241	9,350,273

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	20,789	$20,956,224
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	9,300	9,422,062
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	2,797	2,831,785
Term Loan, 4.54%, Maturing November 21, 2019	6,526	6,607,499
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,904	2,931,286
Term Loan, 3.27%, Maturing October 25, 2023	48,728	49,287,480
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	15,486	15,560,709
Las Vegas Sands, LLC
Term Loan, Maturing December 19, 2020(4)	2,985	3,003,269
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.53%, Maturing April 25, 2023	24,277	24,474,123
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,518	28,832,067

		$235,023,209

Nonferrous Metals/Minerals — 1.1%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	5,021	$5,526,588
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	6,910	7,026,738
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,974	9,041,801
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,509	37,738,364
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	22,519	21,400,372
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,271	582,152
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,986	1,991,461
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,841,031
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,211	791,570

		$96,940,077

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	51,173	$28,912,574
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	26,362	26,428,285
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,602	10,803,372
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,060,000
Term Loan, 4.50%, Maturing July 29, 2021	15,884	15,947,913
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,494	7,479,941
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	3,550	3,559,510

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	$17,437,478
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,255,936
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,935,630
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	10,978,094
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,606	1,324,622
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	52,690	53,002,641
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	23,179	9,735,243
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	5,246,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,026	22,901,008
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	955	849,719
Term Loan, 4.44%, Maturing December 16, 2020	2,560	2,278,402
Term Loan, 4.44%, Maturing December 16, 2020	18,403	16,378,752
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	1,807	1,601,351
Term Loan, 4.45%, Maturing October 1, 2019	2,958	2,621,703
Term Loan, 4.45%, Maturing October 1, 2019	22,325	19,785,208
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,839	6,460,807
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,181	971,507

		$292,956,571

Publishing — 1.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	203	$111,439
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,697	23,874,885
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	58,854	50,945,502
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	35,680	35,925,419
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	11,310	11,423,100
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	7,653	7,652,701
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	11,360	11,459,169
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	11,393	11,421,530
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	8,775	8,731,125

		$161,544,870

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	8,706	$8,249,024
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,671	6,116,874

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		11,615	$11,734,091
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		69,871	46,219,838
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		9,470	9,597,370
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,576	14,576,040
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		4,135	4,161,695
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,284	7,293,411
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		33,740	28,366,712
Term Loan, 8.28%, Maturing July 30, 2019		5,384	4,525,752
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		2,936	2,968,883
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		31,864	32,222,617
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		5,528	5,531,311
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		8,475	8,513,095
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,514	4,526,943
Term Loan, 4.00%, Maturing March 1, 2020		24,197	24,279,398

			$218,883,054

Retailers (Except Food and Drug) — 3.9%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	6,850	$8,613,702
Term Loan, 3.48%, Maturing April 28, 2020	GBP	5,450	6,860,381
Bass Pro Group, LLC
Term Loan, 5.72%, Maturing May 4, 2018		4,275	4,248,281
Term Loan, 5.97%, Maturing December 16, 2023		12,700	12,369,597
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)		10,050	10,083,497
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023		21,306	21,466,889
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		275	276,562
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	20,639,319
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,363	22,642,234
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023		25,323	25,597,071
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,652	14,965,039
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,049	8,943,728
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023		29,232	29,198,220

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	24,057	$20,047,085
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	24,663	24,760,997
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	48,177	47,819,354
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,163	9,895,856
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,628	9,050,438
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	6,362	6,123,163
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	31,281,197
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,414,688
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,743	2,692,410

		$347,989,708

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.00%, Maturing December 15, 2023	4,025	$4,062,734
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	30,497	30,712,821
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,341	12,278,987
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	207	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	23,659	23,947,230

		$71,001,772

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	10,696	$10,733,858
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,410	1,415,352
Term Loan, 4.00%, Maturing July 31, 2022	4,638	4,654,177
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,504	32,894,084

		$49,697,471

Telecommunications — 3.4%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	10,690	$10,783,474
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	12,275	12,336,375
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	66,259	65,335,685
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	21,983	21,268,976
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	3,977	4,025,465

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, Maturing March 24, 2021(4)	6,833	$6,864,421
Term Loan, 3.03%, Maturing June 10, 2022	21,434	21,527,837
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	35,950	35,950,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	30,908	27,933,283
Term Loan, 4.04%, Maturing April 23, 2019	9,839	8,891,780
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	47,531	48,041,832
Term Loan, Maturing November 17, 2023(4)	2,250	2,278,125
Zayo Group, LLC
Term Loan, Maturing January 12, 2024(4)	813	821,133
Term Loan, 3.50%, Maturing January 19, 2024	1,688	1,705,430
Ziggo Financing Partnership
Term Loan, 3.52%, Maturing January 15, 2022	11,977	12,029,143
Term Loan, 3.52%, Maturing January 15, 2022	20,209	20,297,719
Term Loan, 4.07%, Maturing January 15, 2022	3,722	3,737,788

		$303,828,466

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	4,180	$4,189,919
Term Loan, 3.28%, Maturing January 31, 2022	10	9,688
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	10,525	10,551,312
Term Loan, Maturing December 26, 2019(4)	4,900	4,903,063
Term Loan, 3.75%, Maturing January 15, 2024	48,107	48,377,129
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	5,550	5,636,719
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	4,926	4,954,447
Dynegy, Inc.
Term Loan, Maturing June 27, 2023(4)	5,000	5,045,090
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,724,143
Term Loan, 5.00%, Maturing December 19, 2021	38,017	38,401,368
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	2,247	2,179,642
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	1,724	1,747,886
Term Loan, Maturing November 22, 2023(4)	18,101	18,352,801
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	18,204	17,772,131
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,595	3,253,701
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	20,137	20,385,213
USIC Holdings, Inc.
Term Loan, 4.75%, Maturing December 8, 2023	3,500	3,541,017

		$191,025,269

19

			Value
Total Senior Floating-Rate Loans (identified cost $8,336,499,642)			$8,146,643,054

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(7)
First Data Corp.
6.75%, 11/1/20(8)		1,693	$1,750,139

			$1,750,139

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
6.00%, 4/15/21(8)	GBP	7,185	$9,423,106

			$9,423,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,492,188
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,340,000

			$19,832,188

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,871,935
4.523%, 7/15/21(8)(9)		9,925	10,235,156

			$56,107,091

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,348,750

			$14,348,750

Entertainment — 0.1%
Vue International Bidco PLC
4.923%, 7/15/20(8)(9)	EUR	8,625	$9,401,930

			$9,401,930

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,506,815

			$2,506,815

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		18,000	$18,415,800
Iceland Bondco PLC
4.607%, 7/15/20(8)(9)	GBP	8,425	10,598,750
6.25%, 7/15/21(8)	GBP	7,000	9,136,748

			$38,151,298

20

Security	Principal Amount* (000’s omitted)		Value
Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,023,294
5.125%, 8/1/21		7,500	7,087,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,144,433
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,369,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,218,750
4.375%, 10/1/21		9,700	9,803,111

			$69,646,338

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		680	$0

			$0

Insurance — 0.0%(7)
Galaxy Bidco, Ltd.
5.398%, 11/15/19(8)(9)	GBP	2,500	$3,164,356

			$3,164,356

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,559,375

			$8,559,375

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		24,836	$27,753,841
9.00%, 2/15/20(5)		6,073	6,771,914
9.00%, 2/15/20(5)		14,729	16,459,399

			$50,985,154

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,306,250

			$7,306,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,960,000

			$11,960,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,560,581
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,567,350

			$16,127,931

Retailers (Except Food and Drug) — 0.2%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)(11)	GBP	750	$943,499

21

Security	Principal Amount* (000’s omitted)		Value
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$11,200,875

			$12,144,374

Telecommunications — 0.2%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,509,874
6.50%, 4/30/20(8)		7,375	7,670,000

			$13,179,874

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,142,500
7.875%, 1/15/23(8)		11,816	12,362,490
5.875%, 1/15/24(8)		5,000	5,262,500
5.25%, 6/1/26(8)		10,925	11,061,562

			$31,829,052

Total Corporate Bonds & Notes (identified cost $377,712,500)			$376,424,021

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.523%, 4/15/25(8)(9)		$4,000	$3,989,700
Series 2013-14A, Class E, 5.423%, 4/15/25(8)(9)		3,500	3,287,221
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.523%, 10/17/24(8)(9)		3,000	2,989,668
Series 2013-3A, Class E, 5.923%, 10/17/24(8)(9)		3,000	2,897,583
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.273%, 7/17/25(8)(9)		3,330	3,157,126
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(8)(9)		5,600	5,609,251
Series 2013-IA, Class E, 5.43%, 4/20/25(8)(9)		3,525	3,347,189
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(8)(9)		3,500	3,322,463
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.423%, 7/15/25(8)(9)		3,000	2,989,116
Series 2013-3A, Class D, 5.623%, 7/15/25(8)(9)		2,400	2,289,665
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.806%, 8/15/25(8)(9)		925	845,606
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(8)(9)		3,000	3,037,064
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.525%, 7/20/26(8)(9)		3,250	3,251,056
Series 2014-12A, Class E, 6.125%, 7/20/26(8)(9)		3,250	3,151,866
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(8)(9)		900	914,146
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(8)(9)		6,950	6,931,603
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.273%, 7/15/26(8)(9)		800	773,701

22

		Value
Total Asset-Backed Securities (identified cost $51,533,540)		$52,784,024

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.5%
IAP Global Services, LLC(3)(10)(12)(13)	2,577	$43,952,492

		$43,952,492

Automotive — 0.0%(7)
Dayco Products, LLC(10)(12)	88,506	$2,256,903

		$2,256,903

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	65,471,595	$45,830
RCS Capital Corp.(3)(10)(12)	421,149	6,422,522

		$6,468,352

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(10)(12)	421,318	$579,312

		$579,312

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(10)(12)	206,125	$3,607,191

		$3,607,191

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(12)	2,816	$0

		$0

Oil and Gas — 0.0%(7)
Southcross Holdings Group, LLC(3)(10)(12)	1,281	$0
Southcross Holdings L.P., Class A(10)(12)	1,281	440,344

		$440,344

Publishing — 0.2%
ION Media Networks, Inc.(3)(10)	28,605	$10,620,178
MediaNews Group, Inc.(3)(10)(12)	162,730	5,827,360
Nelson Education, Ltd.(3)(10)(12)	32,751	0

		$16,447,538

Total Common Stocks (identified cost $17,070,554)		$73,752,132

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1(3)(10)(12)	72,851	$20,398

Total Convertible Preferred Stocks (identified cost $5,141,580)		$20,398

23

Short-Term Investments — 9.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	817,843,454	$817,925,239

Total Short-Term Investments (identified cost $817,965,089)		$817,925,239

Total Investments — 106.6% (identified cost $9,605,922,905)		$9,467,548,868

Less Unfunded Loan Commitments — (0.4)%		$(31,334,583)

Net Investments — 106.2% (identified cost $9,574,588,322)		$9,436,214,285

Other Assets, Less Liabilities — (6.2)%		$(551,524,642)

Net Assets — 100.0%		$8,884,689,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $245,461,724 or 2.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Affiliated company.

24

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $1,683,008.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,500,000	USD	3,402,743	JPMorgan Chase Bank, N.A.	2/28/17	$56,364	$—
USD	11,374,320	CAD	15,251,290	Goldman Sachs International	2/28/17	—	(349,205)
USD	710,960	CAD	933,625	State Street Bank and Trust Company	2/28/17	—	(6,709)
USD	12,134,682	EUR	11,224,319	State Street Bank and Trust Company	2/28/17	6,493	—
USD	52,176,316	EUR	48,930,235	State Street Bank and Trust Company	2/28/17	—	(694,163)
USD	19,292,769	GBP	15,392,446	HSBC Bank USA, N.A.	2/28/17	—	(79,603)
USD	941,914	GBP	750,000	State Street Bank and Trust Company	2/28/17	—	(2,009)
USD	2,922,561	GBP	2,368,081	State Street Bank and Trust Company	2/28/17	—	(57,819)
GBP	3,800,000	USD	4,671,350	State Street Bank and Trust Company	3/31/17	115,601	—
USD	45,779,544	EUR	43,562,848	HSBC Bank USA, N.A.	3/31/17	—	(1,371,471)
USD	12,588,226	EUR	11,625,681	State Street Bank and Trust Company	3/31/17	4,965	—
USD	22,410,015	GBP	18,263,178	Goldman Sachs International	3/31/17	—	(596,546)
USD	67,960,624	EUR	63,293,607	Goldman Sachs International	4/28/17	—	(633,139)
USD	23,558,636	GBP	18,728,544	State Street Bank and Trust Company	4/28/17	—	(49,074)

						$183,423	$(3,839,738)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,575,770,049

Gross unrealized appreciation	$140,838,578
Gross unrealized depreciation	(280,394,342)

Net unrealized depreciation	$(139,555,764)

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $183,423 and $3,839,738, respectively.

25

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended January 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$43,952,492	$—	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,100,188,665	$15,119,806	$8,115,308,471
Corporate Bonds & Notes	—	376,424,021	0	376,424,021
Asset-Backed Securities	—	52,784,024	—	52,784,024
Common Stocks	—	6,883,750	66,868,382	73,752,132
Convertible Preferred Stocks	—	—	20,398	20,398
Short-Term Investments	—	817,925,239	—	817,925,239
Total Investments	$—	$9,354,205,699	$82,008,586	$9,436,214,285
Forward Foreign Currency Exchange Contracts	$—	$183,423	$—	$183,423
Total	$—	$9,354,389,122	$82,008,586	$9,436,397,708

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,839,738)	$—	$(3,839,738)
Total	$—	$(3,839,738)	$—	$(3,839,738)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Global Income Builder Fund

January 31, 2017 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $360,819,379 and the Fund owned 94.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.8%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	123,839	$1,758,728

		$1,758,728

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	21,023	$1,599,009

		$1,599,009

Airlines — 0.1%
Japan Airlines Co., Ltd.	15,227	$484,876

		$484,876

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	66,139	$2,142,242

		$2,142,242

Automobiles — 0.3%
Daimler AG	15,925	$1,197,669

		$1,197,669

Banks — 7.5%
BNP Paribas SA	24,401	$1,560,976
Danske Bank A/S	55,674	1,856,977
ING Groep NV	107,833	1,549,123
JPMorgan Chase & Co.	57,671	4,880,697
Mitsubishi UFJ Financial Group, Inc.	323,271	2,070,073
Nordea Bank AB	303,321	3,661,773
PNC Financial Services Group, Inc. (The)	14,017	1,688,488
Skandinaviska Enskilda Banken AB, Class A	100,034	1,123,663
Svenska Handelsbanken AB, Class A	65,017	970,620
Swedbank AB, Class A	47,971	1,212,948
U.S. Bancorp	33,358	1,756,299
Wells Fargo & Co.	110,618	6,231,112

		$28,562,749

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	18,416	$1,922,962
Constellation Brands, Inc., Class A	12,311	1,843,695
Diageo PLC	101,526	2,820,173

		$6,586,830

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc.(1)	8,683	$1,134,694
BioMarin Pharmaceutical, Inc.(1)	11,029	966,471
Celgene Corp.(1)	21,033	2,442,983
Shire PLC	52,154	2,903,714

		$7,447,862

Building Products — 0.6%
Assa Abloy AB, Class B	123,040	$2,328,220

		$2,328,220

1

Security	Shares	Value
Capital Markets — 0.6%
Credit Suisse Group AG	144,052	$2,198,971

		$2,198,971

Chemicals — 1.0%
BASF SE	16,049	$1,549,270
Givaudan SA	328	591,332
PPG Industries, Inc.	17,262	1,726,373

		$3,866,975

Containers & Packaging — 0.9%
Sealed Air Corp.	69,030	$3,347,955

		$3,347,955

Diversified Telecommunication Services — 1.8%
Elisa Oyj	10,659	$359,183
Nippon Telegraph & Telephone Corp.	94,765	4,185,988
Telstra Corp., Ltd.	628,014	2,382,711

		$6,927,882

Electric Utilities — 1.5%
American Electric Power Co., Inc.	33,243	$2,129,547
NextEra Energy, Inc.	27,974	3,460,943

		$5,590,490

Electrical Equipment — 1.0%
Melrose Industries PLC	1,066,381	$2,625,391
Zhuzhou CRRC Times Electric Co., Ltd., Class H	229,598	1,308,142

		$3,933,533

Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	40,424	$2,082,240
Keyence Corp.	5,182	2,012,518

		$4,094,758

Energy Equipment & Services — 0.9%
Halliburton Co.	30,827	$1,743,883
Schlumberger, Ltd.	21,887	1,832,161

		$3,576,044

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	23,992	$2,483,172
Equity Residential	46,494	2,825,440

		$5,308,612

Food & Staples Retailing — 0.5%
METRO AG	54,321	$1,858,905

		$1,858,905

Food Products — 0.6%
Kerry Group PLC, Class A	17,811	$1,252,352
Pinnacle Foods, Inc.	22,781	1,211,721

		$2,464,073

Health Care Equipment & Supplies — 0.3%
Edwards Lifesciences Corp.(1)	11,037	$1,062,201

		$1,062,201

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Accor SA	29,914	$1,212,295
TUI AG	67,478	988,935

		$2,201,230

Household Durables — 1.6%
Newell Brands, Inc.	90,397	$4,278,490
Persimmon PLC	75,158	1,830,575

		$6,109,065

Household Products — 0.5%
Reckitt Benckiser Group PLC	24,050	$2,063,623

		$2,063,623

Industrial Conglomerates — 0.7%
Siemens AG	20,259	$2,620,671

		$2,620,671

Insurance — 3.6%
AIA Group, Ltd.	634,893	$3,930,845
Chubb, Ltd.	30,333	3,988,486
Prudential PLC	89,813	1,740,463
St. James’s Place PLC	215,444	2,914,644
Zurich Insurance Group AG	4,207	1,211,505

		$13,785,943

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	4,790	$3,944,469

		$3,944,469

Internet Software & Services — 3.3%
Alphabet, Inc., Class C(1)	10,309	$8,214,108
Facebook, Inc., Class A(1)	34,072	4,440,263

		$12,654,371

IT Services — 1.0%
Visa, Inc., Class A	47,501	$3,928,808

		$3,928,808

Machinery — 2.5%
Fortive Corp.	57,451	$3,177,615
Komatsu, Ltd.	49,850	1,180,379
Kone Oyj, Class B	20,842	942,286
Kubota Corp.	206,056	3,275,726
Metso Oyj	15,976	491,150
SKF AB, Class B	23,871	480,328

		$9,547,484

Media — 1.8%
Interpublic Group of Cos., Inc.	144,252	$3,394,250
Time Warner, Inc.	26,833	2,598,776
Tribune Media Co., Class A	33,293	960,170

		$6,953,196

Metals & Mining — 0.5%
Rio Tinto, Ltd.	34,442	$1,747,223

		$1,747,223

Multiline Retail — 0.2%
Macy’s, Inc.	25,894	$764,909

		$764,909

3

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	47,842	$3,326,454
Chevron Corp.	22,576	2,513,838
Occidental Petroleum Corp.	42,081	2,851,829
Royal Dutch Shell PLC, Class B	85,382	2,411,564
Seven Generations Energy, Ltd., Class A(1)	73,161	1,462,377

		$12,566,062

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	18,886	$428,333

		$428,333

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	45,038	$3,657,536

		$3,657,536

Pharmaceuticals — 5.1%
Allergan PLC(1)	14,201	$3,108,457
AstraZeneca PLC	36,966	1,961,748
Eli Lilly & Co.	30,830	2,374,835
Johnson & Johnson	30,721	3,479,153
Novartis AG	31,994	2,362,038
Novo Nordisk A/S, Class B	51,109	1,847,066
Roche Holding AG PC	9,096	2,155,281
Zoetis, Inc.	37,726	2,072,666

		$19,361,244

Professional Services — 1.4%
SGS SA	982	$2,083,591
Verisk Analytics, Inc.(1)	41,418	3,422,784

		$5,506,375

Road & Rail — 1.5%
CSX Corp.	30,712	$1,424,730
Union Pacific Corp.	39,855	4,247,746

		$5,672,476

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	25,528	$3,099,705
Sumco Corp.	82,888	1,295,882

		$4,395,587

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	8,840	$1,451,882
Industria de Diseno Textil SA	81,528	2,696,581
Lowe’s Cos., Inc.	43,165	3,154,498

		$7,302,961

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	34,951	$4,241,304

		$4,241,304

Textiles, Apparel & Luxury Goods — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	9,129	$1,839,704
NIKE, Inc., Class B	23,365	1,236,009
Pandora A/S	14,566	1,908,857

		$4,984,570

Tobacco — 0.5%
Altria Group, Inc.	27,736	$1,974,249

		$1,974,249

4

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Brenntag AG	35,140	$2,044,346

		$2,044,346

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	787,230	$1,928,343

		$1,928,343

Total Common Stocks (identified cost $225,994,934)		$236,722,962

Preferred Stocks — 3.8%

Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(2)	9,798	$1,044,099
CoBank ACB, Series F, 6.25% to 10/1/22(2)	8,600	879,350
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)	1,115	117,354
Farm Credit Bank of Texas, Series 1, 10.00%	230	276,575
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	552,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(2)	15,030	399,047
KeyCorp, Series E, 6.125% to 12/15/26(2)	20,550	563,070
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(2)	6,900	179,055
Regions Financial Corp., Series A, 6.375%	18,416	470,345
SunTrust Banks, Inc., Series E, 5.875%	34,002	852,430
Texas Capital Bancshares, Inc., 6.50%	20,005	508,327
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	369,254
Webster Financial Corp., Series E, 6.40%	20,335	518,339
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,068,934

		$7,798,179

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$187,914
Legg Mason, Inc., 5.45%	10,800	245,916

		$433,830

Consumer Finance — 0.2%
SLM Corp., Series B, 2.663%(3)	10,280	$591,100

		$591,100

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	30,000	$780,300

		$780,300

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$145,970
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	213,406
Southern Co. (The), 6.25%	22,549	591,686

		$951,062

5

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%		25,300	$636,295
DDR Corp., Series K, 6.25%		6,500	163,215
PS Business Parks, Inc., Series W, 5.20%		4,991	111,000
Vornado Realty Trust, Series K, 5.70%		21,500	520,085

			$1,430,595

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(4)		4,700	$494,234
Ocean Spray Cranberries, Inc., 6.25%(4)		540	47,385

			$541,619

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%		18,050	$455,582

			$455,582

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$232,541

			$232,541

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(2)		28,434	$739,284

			$739,284

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%		19,973	$513,106

			$513,106

Total Preferred Stocks (identified cost $14,221,751)			$14,467,198

Corporate Bonds & Notes — 29.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.1%
TransDigm, Inc., 6.00%, 7/15/22		500	$505,000

			$505,000

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(6)	GBP	650	$840,726
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(4)		205	219,862
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(6)	GBP	650	892,192

			$1,952,780

Automobiles — 0.3%
Aston Martin Holdings UK, Ltd., 10.25%, 7/15/18(4)(7)		850	$879,750
FTE Verwaltungs GmbH, 9.00%, 7/15/20(6)	EUR	400	455,907

			$1,335,657

Banks — 3.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(4)(8)		200	$212,577
Banco do Brasil SA, 9.00% to 6/18/24(2)(4)(8)		304	308,560
Bank of America Corp., Series AA, 6.10% to 3/17/25(2)(8)		1,018	1,062,537
Barclays PLC, 8.25% to 12/15/18(2)(8)		974	1,018,977
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(4)		430	436,450
CIT Group, Inc., 5.375%, 5/15/20		500	533,125

6

Security	Principal Amount* (000’s omitted)		Value
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(8)		380	$388,550
Citigroup, Inc., Series T, 6.25% to 8/15/26(2)(8)		558	590,085
Credit Agricole SA, 7.875% to 1/23/24(2)(4)(8)		327	333,893
Deutsche Bank AG, 7.50% to 4/30/25(2)(8)		520	478,093
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(2)(8)		460	440,680
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(8)		215	235,567
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)(8)		353	364,487
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(2)(8)		1,268	1,306,040
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(4)(8)		335	365,988
Lloyds Banking Group PLC, 7.50% to 6/27/24(2)(8)		1,033	1,074,103
M&T Bank Corp., Series F, 5.125% to 11/1/26(2)(8)		280	274,106
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(2)(8)		170	167,875
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(2)(8)		404	397,435
Standard Chartered PLC, 7.014% to 7/30/37(2)(4)(8)		249	263,629
Standard Chartered PLC, 7.75% to 4/2/23(2)(4)(8)		320	320,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(2)(8)		88	85,580
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)(8)		619	666,973

			$11,325,310

Building Products — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(4)		115	$118,594
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(6)	EUR	893	1,066,871
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,062,625
Standard Industries, Inc., 5.125%, 2/15/21(4)		60	63,000
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	119,887
Standard Industries, Inc., 6.00%, 10/15/25(4)		535	567,769
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	624,000

			$3,622,746

Capital Markets — 0.6%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,045,250
Morgan Stanley, Series J, 5.55% to 7/15/20(2)(8)		570	585,675
UBS Group AG, 6.875% to 8/7/25(2)(6)(8)		833	831,717

			$2,462,642

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,275
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	114,813
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(4)		105	108,150
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(4)		20	20,254

			$274,492

Chemicals — 0.5%
CF Industries, Inc., 4.95%, 6/1/43		120	$103,500
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		1,000	1,025,625
Tronox Finance, LLC, 6.375%, 8/15/20		50	48,437
Tronox Finance, LLC, 7.50%, 3/15/22(4)		15	14,700
Valvoline, Inc., 5.50%, 7/15/24(4)		45	47,363
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	788,437

			$2,028,062

7

Security	Principal Amount* (000’s omitted)		Value
Commercial Services & Supplies — 1.5%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(4)		170	$173,400
Clean Harbors, Inc., 5.125%, 6/1/21		400	410,580
Covanta Holding Corp., 5.875%, 3/1/24		500	498,750
Covanta Holding Corp., 6.375%, 10/1/22		35	36,225
GFL Environmental, Inc., 9.875%, 2/1/21(4)		450	491,625
Hertz Corp. (The), 5.50%, 10/15/24(4)		95	80,275
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(6)	CHF	900	964,075
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)		270	293,287
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(4)		75	76,594
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	589,875
Team Health, Inc., 7.25%, 12/15/23(4)		300	344,250
Team Health Holdings, Inc., 6.375%, 2/1/25(4)(9)		240	235,200
Tervita Escrow Corp., 7.625%, 12/1/21(4)		125	130,000
United Rentals North America, Inc., 5.50%, 5/15/27		85	85,850
United Rentals North America, Inc., 7.625%, 4/15/22		358	375,676
Verisure Holding AB, 6.00%, 11/1/22(6)	EUR	850	1,003,010

			$5,788,672

Communications Equipment — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		630	$672,525

			$672,525

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$602,250
CPUK Finance, Ltd., 7.00%, 2/28/42(6)	GBP	650	868,849

			$1,471,099

Containers & Packaging — 0.7%
ARD Finance S.A., 6.625%, 9/15/23(4)(7)	EUR	200	$218,879
ARD Finance S.A., 6.625%, 9/15/23(6)(7)	EUR	800	875,517
Ball Corp., 4.375%, 12/15/23	EUR	450	544,797
BWAY Holding Co., 9.125%, 8/15/21(4)		285	307,800
Flex Acquisition Co., Inc., 6.875%, 1/15/25(4)		80	81,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(4)		140	143,675
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		500	515,415
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(4)		165	176,117

			$2,863,680

Distributors — 0.0%(5)
HD Supply, Inc., 5.75%, 4/15/24(4)		105	$110,512

			$110,512

Diversified Financial Services — 0.8%
Amigo Luxembourg SA, 7.625%, 1/15/24(6)	GBP	615	$795,041
Cadence Financial Corp., 4.875%, 6/28/19(4)		508	497,392
FBM Finance, Inc., 8.25%, 8/15/21(4)		165	176,962
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(4)		115	116,150
Leucadia National Corp., 6.625%, 10/23/43		419	411,840
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(4)(9)		455	466,944
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(4)(9)		265	272,619
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(4)		277	206,365

			$2,943,313

8

Security	Principal Amount* (000’s omitted)		Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$516,095
CenturyLink, Inc., 7.50%, 4/1/24		100	106,125
Cincinnati Bell, Inc., 7.00%, 7/15/24(4)		80	84,700

			$706,920

Electric Utilities — 1.0%
AES Corp. (The), 5.50%, 3/15/24		550	$559,625
AES Gener SA, 8.375% to 6/18/19, 12/18/73(2)(4)		515	549,917
Dynegy, Inc., 7.375%, 11/1/22		330	327,525
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(2)		940	1,029,300
NRG Energy, Inc., 7.25%, 5/15/26(4)		235	247,044
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	512,500
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)		115	117,444
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(2)		580	600,689

			$3,944,044

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., 7.25%, 10/15/22		750	$811,875

			$811,875

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(10)		467	$23,350
Novafives SAS, 4.50%, 6/30/21(6)	EUR	725	749,962

			$773,312

Food Products — 0.8%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(4)		115	$117,587
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(4)		165	164,381
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(4)		95	99,247
Dean Foods Co., 6.50%, 3/15/23(4)		1,000	1,047,500
Fresh Market, Inc. (The), 9.75%, 5/1/23(4)		65	58,013
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)		45	45,225
Land O’ Lakes, Inc., 8.00%(4)(8)		875	914,375
Post Holdings, Inc., 5.00%, 8/15/26(4)		85	82,396
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)		180	189,675
US Foods, Inc., 5.875%, 6/15/24(4)		395	414,750

			$3,133,149

Food Service — 0.0%(5)
Landry’s, Inc., 6.75%, 10/15/24(4)		105	$108,413

			$108,413

Health Care Equipment & Supplies — 1.9%
Alere, Inc., 6.375%, 7/1/23(4)		1,035	$1,052,466
Alere, Inc., 6.50%, 6/15/20		40	40,116
Centene Corp., 4.75%, 1/15/25		300	296,811
Centene Corp., 5.625%, 2/15/21		90	94,707
Centene Corp., 6.125%, 2/15/24		340	362,100
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		100	73,500
Envision Healthcare Corp., 5.625%, 7/15/22		1,000	1,033,750
Envision Healthcare Corp., 6.25%, 12/1/24(4)		220	232,100

9

Security	Principal Amount* (000’s omitted)		Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)		750	$796,875
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)		320	346,400
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(4)		180	193,185
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(4)		125	140,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(4)		1,230	1,308,412
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(4)		1,020	1,109,250
Teleflex, Inc., 4.875%, 6/1/26		40	39,900

			$7,119,572

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		45	$46,856
HCA, Inc., 4.50%, 2/15/27		40	39,550
HCA, Inc., 5.875%, 2/15/26		750	781,875
MEDNAX, Inc., 5.25%, 12/1/23(4)		500	517,500
Tenet Healthcare Corp., 6.75%, 6/15/23		495	469,013
Tenet Healthcare Corp., 7.50%, 1/1/22(4)		85	91,375

			$1,946,169

Hotels, Restaurants & Leisure — 1.0%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(4)		1,000	$1,043,770
Carlson Travel, Inc., 6.75%, 12/15/23(4)		200	208,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(4)		120	115,500
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(4)		95	99,394
MGM Resorts International, 6.00%, 3/15/23		550	593,830
NCL Corp., Ltd., 4.75%, 12/15/21(4)		150	151,500
NH Hotel Group SA, 3.75%, 10/1/23(6)	EUR	960	1,082,066
Penn National Gaming, Inc., 5.625%, 1/15/27(4)		55	55,207
Scientific Games International, Inc., 10.00%, 12/1/22		105	108,110
Studio City Co., Ltd., 7.25%, 11/30/21(4)		200	211,790

			$3,669,417

Household Durables — 0.0%(5)
Tempur Sealy International, Inc., 5.50%, 6/15/26		130	$128,375

			$128,375

Household Products — 0.4%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(6)	EUR	850	$947,534
Central Garden & Pet Co., 6.125%, 11/15/23		500	537,500

			$1,485,034

Insurance — 0.6%
Genworth Financial, Inc., 7.625%, 9/24/21		77	$71,417
Hub International, Ltd., 7.875%, 10/1/21(4)		500	525,000
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(2)		450	453,375
XLIT, Ltd., Series E, 6.50% to 4/15/17(2)(8)		1,264	1,068,080

			$2,117,872

Internet Software & Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24		505	$543,506
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	492,610

			$1,036,116

10

Security	Principal Amount* (000’s omitted)		Value
IT Services — 0.3%
Alliance Data Systems Corp., 5.25%, 11/15/23(6)	EUR	850	$946,442
Alliance Data Systems Corp., 5.875%, 11/1/21(4)		210	217,350

			$1,163,792

Machinery — 0.2%
Cloud Crane, LLC, 10.125%, 8/1/24(4)		150	$165,375
Manitowoc Foodservice, Inc., 9.50%, 2/15/24		295	340,725
Navistar International Corp., 8.25%, 11/1/21		235	238,525

			$744,625

Media — 2.9%
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	$628,302
Altice Luxembourg S.A., 7.75%, 5/15/22(4)		315	335,081
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	205,500
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24(6)	GBP	545	730,167
Cable Communications Systems NV, 5.00%, 10/15/23(6)	EUR	710	818,007
Cablevision Systems Corp., 5.875%, 9/15/22		55	55,413
Cablevision Systems Corp., 8.00%, 4/15/20		70	77,539
CBS Radio, Inc., 7.25%, 11/1/24(4)		75	78,328
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,211,575
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(4)		10	10,175
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		420	432,600
CSC Holdings, LLC, 6.75%, 11/15/21		500	544,250
CSC Holdings, LLC, 10.875%, 10/15/25(4)		500	596,250
DISH DBS Corp., 7.75%, 7/1/26		155	173,552
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		175	162,750
MDC Partners, Inc., 6.50%, 5/1/24(4)		265	231,875
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(4)(7)		35	33,425
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	533,440
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	955,411
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24(6)	GBP	1,050	1,340,912
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(6)(9)	GBP	1,330	1,662,518
Ziggo Bond Finance B.V., 6.00%, 1/15/27(4)		245	243,775
Ziggo Secured Finance B.V., 5.50%, 1/15/27(4)		225	224,156

			$11,285,001

Metals & Mining — 0.8%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		380	$355,300
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	49,500
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(4)		270	307,800
Eldorado Gold Corp., 6.125%, 12/15/20(4)		45	46,237
Freeport-McMoRan, Inc., 3.10%, 3/15/20		45	44,888
Freeport-McMoRan, Inc., 3.875%, 3/15/23		35	32,463
Freeport-McMoRan, Inc., 4.55%, 11/14/24		150	141,375
Hudbay Minerals, Inc., 7.25%, 1/15/23(4)		115	122,187
Hudbay Minerals, Inc., 7.625%, 1/15/25(4)		200	215,000
New Gold, Inc., 6.25%, 11/15/22(4)		145	146,450
Novelis Corp., 5.875%, 9/30/26(4)		180	183,825
Novelis Corp., 6.25%, 8/15/24(4)		125	132,344
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20		495	496,237
Teck Resources, Ltd., 3.00%, 3/1/19		15	15,150
Teck Resources, Ltd., 5.20%, 3/1/42		40	37,400

11

Security	Principal Amount* (000’s omitted)		Value
Teck Resources, Ltd., 5.40%, 2/1/43		85	$80,325
Teck Resources, Ltd., 6.00%, 8/15/40		45	45,338
Teck Resources, Ltd., 8.00%, 6/1/21(4)		125	138,125
Teck Resources, Ltd., 8.50%, 6/1/24(4)		130	151,612
United States Steel Corp., 8.375%, 7/1/21(4)		100	111,250
Zekelman Industries, Inc., 9.875%, 6/15/23(4)		15	16,988

			$2,869,794

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(2)		114	$117,990
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,230,521

			$1,348,511

Multiline Retail — 0.4%
B&M European Value Retail S.A., 4.125%, 2/1/22(6)(9)	GBP	655	$840,799
Dollar Tree, Inc., 5.25%, 3/1/20		500	514,375
Dollar Tree, Inc., 5.75%, 3/1/23		330	350,295

			$1,705,469

Oil, Gas & Consumable Fuels — 2.6%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		374	$392,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		200	205,750
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		40	41,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		105	109,463
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,028,750
Canbriam Energy, Inc., 9.75%, 11/15/19(4)		305	322,156
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		105	112,481
Chesapeake Energy Corp., 8.00%, 1/15/25(4)		165	170,362
Continental Resources, Inc., 4.50%, 4/15/23		145	143,913
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		210	213,150
Denbury Resources, Inc., 9.00%, 5/15/21(4)		220	241,450
Diamondback Energy, Inc., 4.75%, 11/1/24(4)		60	60,225
Diamondback Energy, Inc., 5.375%, 5/31/25(4)		155	160,425
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(4)		40	42,100
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(4)		500	545,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)		110	119,350
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(4)		208	223,600
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)		245	260,925
Gulfport Energy Corp., 6.00%, 10/15/24(4)		340	348,075
Gulfport Energy Corp., 6.625%, 5/1/23		750	787,500
Murphy Oil Corp., 6.875%, 8/15/24		55	59,125
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	526,250
Newfield Exploration Co., 5.625%, 7/1/24		65	68,738
Noble Holding International, Ltd., 7.75%, 1/15/24		200	199,250
Oasis Petroleum, Inc., 6.50%, 11/1/21		50	51,375
Oasis Petroleum, Inc., 6.875%, 3/15/22		45	46,350
Oasis Petroleum, Inc., 6.875%, 1/15/23		210	216,037
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(2)(4)(8)(10)		783	96,387
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(4)		140	144,200
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(4)		150	161,812
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		50	51,125
PDC Energy, Inc., 6.125%, 9/15/24(4)		40	42,000
Petrobras Global Finance BV, 6.125%, 1/17/22		342	354,312
Precision Drilling Corp., 6.50%, 12/15/21		25	25,813

12

Security	Principal Amount* (000’s omitted)	Value
Precision Drilling Corp., 6.625%, 11/15/20	18	$18,363
Precision Drilling Corp., 7.75%, 12/15/23(4)	10	10,850
Rice Energy, Inc., 7.25%, 5/1/23	80	86,200
Seven Generations Energy, Ltd., 6.75%, 5/1/23(4)	25	26,875
Seven Generations Energy, Ltd., 8.25%, 5/15/20(4)	1,000	1,066,250
SM Energy Co., 5.625%, 6/1/25	85	83,725
SM Energy Co., 6.125%, 11/15/22	135	140,063
SM Energy Co., 6.75%, 9/15/26	80	83,600
Southwestern Energy Co., 4.10%, 3/15/22	85	79,263
Southwestern Energy Co., 5.80%, 1/23/20	145	150,438
Southwestern Energy Co., 7.50%, 2/1/18	17	17,808
Transocean, Inc., 9.00%, 7/15/23(4)	80	85,550
Trinidad Drilling, Ltd., 6.625%, 2/15/25(4)(9)	30	30,750
Weatherford International, Ltd., 9.875%, 2/15/24(4)	80	86,600
Whiting Petroleum Corp., 5.00%, 3/15/19	45	46,035
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,375
WildHorse Resource Development Corp., 6.875%, 2/1/25(4)(9)	270	269,662
WPX Energy, Inc., 7.50%, 8/1/20	95	103,550

		$9,982,806

Pharmaceuticals — 0.3%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(4)	285	$299,963
Nature’s Bounty Co. (The), 7.625%, 5/15/21(4)	225	236,250
PRA Holdings, Inc., 9.50%, 10/1/23(4)	80	89,200
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	630	482,737
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(4)	15	14,869
Vizient, Inc., 10.375%, 3/1/24(4)	50	57,000

		$1,180,019

Pipelines — 1.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(4)	80	$82,200
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(4)	230	244,087
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(4)	170	190,612
Energy Transfer Equity, L.P., 5.875%, 1/15/24	20	21,450
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(4)	60	63,150
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(4)	125	131,406
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	105	114,450
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,020	1,115,625
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,000	1,070,000
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	114,581
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(2)	350	371,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	230	227,240
Williams Cos., Inc. (The), 4.55%, 6/24/24	125	127,188
Williams Cos., Inc. (The), 5.75%, 6/24/44	145	147,538
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	120	124,201

		$4,144,728

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(4)	160	$160,960
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(4)	35	38,106
Mattamy Group Corp., 6.875%, 12/15/23(4)	245	253,575
William Lyon Homes, Inc., 5.875%, 1/31/25(4)	60	59,775

		$512,416

13

Security	Principal Amount* (000’s omitted)		Value
Retail-Food and Drug — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(4)		1,000	$1,045,000

			$1,045,000

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(4)		55	$55,413
Micron Technology, Inc., 7.50%, 9/15/23(4)		120	133,500
Microsemi Corp., 9.125%, 4/15/23(4)		575	669,875
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(4)		200	206,980
Versum Materials, Inc., 5.50%, 9/30/24(4)		145	151,162

			$1,216,930

Software — 0.9%
Camelot Finance S.A., 7.875%, 10/15/24(4)		85	$90,100
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(4)		20	21,162
Infor (US), Inc., 5.75%, 8/15/20(4)		160	167,000
Infor (US), Inc., 5.75%, 5/15/22	EUR	1,025	1,130,941
Rackspace Hosting, Inc., 8.625%, 11/15/24(4)		130	135,200
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	621,300
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	809,875
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(4)		330	315,975

			$3,291,553

Specialty Retail — 0.3%
Hot Topic, Inc., 9.25%, 6/15/21(4)		750	$791,250
PetSmart, Inc., 7.125%, 3/15/23(4)		215	211,775

			$1,003,025

Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(4)		45	$47,015
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(4)		135	145,175
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(4)		205	216,308
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(4)		355	383,939
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(4)		215	235,522
Western Digital Corp., 7.375%, 4/1/23(4)		590	651,213
Western Digital Corp., 10.50%, 4/1/24(4)		475	561,094

			$2,240,266

Telecommunications — 1.3%
Avaya, Inc., 9.00%, 4/1/19(4)(10)		400	$324,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(2)(4)(8)		648	590,904
eircom Finance DAC, 4.50%, 5/31/22(6)	EUR	276	311,625
Hughes Satellite Systems Corp., 5.25%, 8/1/26(4)		125	125,312
Hughes Satellite Systems Corp., 6.625%, 8/1/26(4)		85	88,188
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	31,725
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	67,150
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	208,000
Level 3 Financing, Inc., 5.25%, 3/15/26(4)		90	89,887
Sprint Corp., 7.875%, 9/15/23		1,800	1,972,080
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,091,830

			$4,900,701

Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.875%, 5/1/23(6)	EUR	450	$524,669

			$524,669

14

Security	Principal Amount* (000’s omitted)	Value
Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	235	$250,922

		$250,922

Transportation — 0.2%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)	260	$273,650
XPO Logistics, Inc., 6.125%, 9/1/23(4)	80	83,200
XPO Logistics, Inc., 6.50%, 6/15/22(4)	500	523,750

		$880,600

Total Corporate Bonds & Notes (identified cost $111,181,812)		$114,627,585

Senior Floating-Rate Loans — 0.8%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.03%, Maturing 11/30/23	$140	$141,946

		$141,946

Containers and Glass Products — 0.0%(5)
BWAY Holding Company, Term Loan, 4.75%, Maturing 8/14/23	$135	$135,939

		$135,939

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	$300	$313,000

		$313,000

Health Care — 0.4%
inVentiv Health, Inc., Term Loan, 4.75%, Maturing 11/9/23	$190	$191,646
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	928	942,090
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	190	190,831
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	135	137,869

		$1,462,436

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$365	$400,017

		$400,017

Publishing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$521	$501,414

		$501,414

Total Senior Floating-Rate Loans (identified cost $2,908,806)		$2,954,752

15

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(4)	$300	$293,812

Total Convertible Bonds (identified cost $280,663)		$293,812

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Equity Funds — 1.2%
iShares U.S. Preferred Stock ETF	117,000	$4,457,700

Total Exchange-Traded Funds (identified cost $4,520,379)		$4,457,700

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(12)	645,417	$645,481

Total Short-Term Investments (identified cost $645,481)		$645,481

Total Investments — 97.8% (identified cost $359,753,826)		$374,169,490

Other Assets, Less Liabilities — 2.2%		$8,591,997

Net Assets — 100.0%		$382,761,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $48,293,883 or 12.6% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $21,362,840 or 5.6% of the Portfolio’s net assets.

16

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $12,380.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.8%	$227,351,531
United Kingdom	8.5	31,782,074
Japan	3.9	14,505,442
Germany	3.2	12,149,207
Switzerland	3.1	11,519,985
Sweden	2.9	10,780,562
Canada	2.7	10,178,475
Netherlands	2.1	7,735,303
Ireland	1.7	6,275,334
France	1.7	6,221,499
Denmark	1.5	5,612,900
Luxembourg	1.2	4,362,424
Hong Kong	1.1	4,142,635
Spain	1.0	3,801,997
Australia	0.8	2,903,088
Finland	0.6	2,220,952
Belgium	0.5	1,922,962
China	0.3	1,308,142
Brazil	0.3	1,195,709
Italy	0.2	947,534
New Zealand	0.2	835,207
Romania	0.2	818,007
Colombia	0.2	590,904
Chile	0.1	549,917
Exchange-Traded Funds	1.2	4,457,700

Total Investments	100.0%	$374,169,490

17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,248,453	EUR	1,180,004	State Street Bank and Trust Company	2/28/17	$—	$(26,575)

						$—	$(26,575)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
DAX 30 Index	12	Short	Mar-17	$(3,750,883)	$(3,767,960)	$(17,077)
OMX Stockholm 30 Index	209	Short	Feb-17	(3,650,178)	(3,675,896)	(25,718)
S&P 500 E-mini Index	94	Long	Mar-17	10,670,421	10,690,150	19,729
STOXX Europe 600 Banks Index	385	Short	Mar-17	(3,620,744)	(3,593,301)	27,443

						$4,377

DAX 30 Index: Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

OMX Stockholm 30 Index: Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended January 31, 2017.

18

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$47,172	$(42,795)

Total		$47,172	$(42,795)

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(26,575)

Total		$—	$(26,575)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$360,393,026

Gross unrealized appreciation	$23,719,787
Gross unrealized depreciation	(9,943,323)

Net unrealized appreciation	$13,776,464

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,925,695	$11,674,616		$—	$35,600,311
Consumer Staples	8,687,201	9,918,015		—	18,605,216
Energy	13,730,542	2,411,564		—	16,142,106
Financials	18,545,082	26,002,581		—	44,547,663
Health Care	16,641,460	11,229,847		—	27,871,307
Industrials	15,630,612	19,865,106		—	35,495,718
Information Technology	22,906,723	6,408,105		—	29,314,828
Materials	5,074,328	4,316,158		—	9,390,486
Real Estate	5,308,612	—		—	5,308,612
Telecommunication Services	—	8,856,225		—	8,856,225
Utilities	5,590,490	—		—	5,590,490
Total Common Stocks	$136,040,745	$100,682,217	*	$—	$236,722,962

19

Asset Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Staples	$—	$541,619	$—	$541,619
Energy	739,284	—	—	739,284
Financials	7,799,137	2,317,378	—	10,116,515
Industrials	455,582	—	—	455,582
Real Estate	1,430,595	—	—	1,430,595
Utilities	1,183,603	—	—	1,183,603
Total Preferred Stocks	$11,608,201	$2,858,997	$—	$14,467,198
Corporate Bonds & Notes	$—	$114,627,585	$—	$114,627,585
Senior Floating-Rate Loans	—	2,954,752	—	2,954,752
Convertible Bonds	—	293,812	—	293,812
Exchange-Traded Funds	4,457,700	—	—	4,457,700
Short-Term Investments	—	645,481	—	645,481
Total Investments	$152,106,646	$222,062,844	$—	$374,169,490
Futures Contracts	$19,729	$27,443	$—	$47,172
Total	$152,126,375	$222,090,287	$—	$374,216,662

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(26,575)	$—	$(26,575)
Futures Contracts	—	(42,795)	—	(42,795)
Total	$—	$(69,370)	$—	$(69,370)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2017 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $5,579,223,621 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 66.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,333,811
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	4,403,706
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	49,996,995

Total Albania			$58,734,512

Argentina — 1.7%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	32,119	$32,761,380
Province of Neuquen, 8.625%, 5/12/28(1)	USD	1,720	1,810,300
Province of Salta, 9.125%, 7/7/24(1)	USD	1,720	1,828,876
Province of Santa Fe, 6.90%, 11/1/27(1)	USD	5,024	4,754,814
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(2)	EUR	1,760	1,875,031
Provincia de Mendoza, 8.375%, 5/19/24(1)	USD	1,715	1,762,162
Provincia del Chaco, 9.375%, 8/18/24(1)	USD	1,878	1,765,320
Provincia del Chubut, 7.75%, 7/26/26(1)	USD	1,835	1,803,970
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	8,589,716
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,863,002
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,790,622
Republic of Argentina, 15.50%, 10/17/26	ARS	393,387	25,465,838

Total Argentina			$96,071,031

Armenia — 0.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	23,772	$24,990,790

Total Armenia			$24,990,790

Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	78,382	$51,107,181

Total Australia			$51,107,181

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$21,001,750
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,534,070
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	2,044,130

Total Barbados			$25,579,950

Belarus — 0.5%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	25,892	$26,790,452

Total Belarus			$26,790,452

Brazil — 4.2%
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	758,232	$236,020,193

Total Brazil			$236,020,193

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,579,683	$2,387,753

Total Costa Rica			$2,387,753

Security	Principal Amount (000’s omitted)		Value
Croatia — 5.0%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$33,837,119
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	12,120,879
Croatia, 6.25%, 4/27/17(1)	USD	168,191	169,900,157
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,391,600

Total Croatia			$281,249,755

Cyprus — 3.1%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$54,373,692
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	38,425,304
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	44,285,182
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	9,538	11,218,711
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,152,330

Total Cyprus			$172,455,219

Dominican Republic — 1.9%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	235,900	$5,081,429
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,616,500	35,201,407
Dominican Republic, 13.50%, 8/4/17(1)	DOP	145,600	3,178,582
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	33,132,135
Dominican Republic, 15.00%, 4/5/19(1)	DOP	451,800	10,700,501
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,161,571
Dominican Republic, 16.00%, 7/10/20(1)	DOP	402,800	10,118,184
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,979,680

Total Dominican Republic			$106,553,489

Ecuador — 1.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$43,354,140
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	33,926	33,756,370
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	15,645	17,170,387
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,510,903

Total Ecuador			$97,791,800

El Salvador — 1.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,283,762
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	18,439,837
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	601	605,507
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,410,682
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	16,570	16,652,850
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,777,455

Total El Salvador			$54,170,093

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,997,880

Total Fiji			$39,997,880

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$141,500
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	1,046,644
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	880,462
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	310,638
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,082,005
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,015,323

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	$858,843

Total Georgia			$8,335,415

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$17,860,745

Total Germany			$17,860,745

Greece — 0.5%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(3)	EUR	26,295	$26,195,537

Total Greece			$26,195,537

Honduras — 0.8%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$9,685,590
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,698,402
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	22,352	25,140,636

Total Honduras			$43,524,628

Hungary — 0.9%
Hungary Government Bond, 3.00%, 10/27/27(6)	HUF	15,000,000	$50,156,268

Total Hungary			$50,156,268

Iceland — 3.9%
Republic of Iceland, 5.00%, 11/15/28	ISK	293,368	$2,508,482
Republic of Iceland, 5.875%, 5/11/22(1)	USD	78,839	88,936,620
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	7,478,296
Republic of Iceland, 6.50%, 1/24/31	ISK	4,874,769	46,230,529
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,908,942
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	37,224,416
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,070,425

Total Iceland			$217,357,710

Indonesia — 1.9%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	128,913,000	$9,752,262
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	38,101,469
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,151,102
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	45,558,715

Total Indonesia			$105,563,548

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,712,275	$43,975,531
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	9,083,896	84,945,810

Total Japan			$128,921,341

Kenya — 0.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,632,500
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,840,892
Republic of Kenya, 5.875%, 6/24/19(1)	USD	21,474	22,281,423

Total Kenya			$28,754,815

Lebanon — 0.2%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	10,607	$10,700,342
Lebanese Republic, 5.15%, 11/12/18(1)	USD	1,038	1,043,937

Total Lebanon			$11,744,279

Security	Principal Amount (000’s omitted)		Value
Lithuania — 0.4%
Republic of Lithuania, 6.125%, 3/9/21(1)	USD	17,928	$20,124,180

Total Lithuania			$20,124,180

Macedonia — 2.4%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	20,442	$22,472,287
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	62,826,102
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	31,656	36,213,093
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	10,587,319

Total Macedonia			$132,098,801

Mexico — 0.1%
United Mexican States, 3.375%, 2/23/31	EUR	2,154	$2,324,677
United Mexican States, 3.625%, 4/9/29	EUR	1,269	1,454,076

Total Mexico			$3,778,753

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	71,507	$53,195,713
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	14,909	11,069,476
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	66,555	53,814,414

Total New Zealand			$118,079,603

Nigeria — 0.1%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	7,498	$7,596,524

Total Nigeria			$7,596,524

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,567,932

Total Pakistan			$6,567,932

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,200,794

Total Philippines			$36,200,794

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$592,180

Total Romania			$592,180

Russia — 5.5%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$123,109,160
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	42,374,092
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	22,400,767
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	15,623,882
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	38,863,178
Russia Government Bond, 7.75%, 9/16/26	RUB	608,830	9,913,752
Russia Government Bond, 8.50%, 9/17/31	RUB	3,178,990	54,114,966

Total Russia			$306,399,797

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$19,658,050

Total Rwanda			$19,658,050

Serbia — 9.3%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$153,676,956
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	102,000,008

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	$9,512,049
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,484,490	83,461,613
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	24,192,498
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	15,531,064
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	22,282,156
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,191,583
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,349,936
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,292,200
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	22,156,354
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,798,250	60,429,489
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,425,898

Total Serbia			$517,501,804

Sri Lanka — 3.9%
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	5,329	$5,336,466
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	32,064,805
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	855,986
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,697,761
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,279,083
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	134,000	798,791
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,119,630	13,015,444
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,447,900
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,294,001
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	21,674,101
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	191,840	1,247,280
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,719,000	11,107,276
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,497,000	9,488,603
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,145,310	13,581,266
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	9,461,097
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,333,870
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	22,604,381
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	4,894,635
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,195,746
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,259,499
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	365,000	2,316,700
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	11,561,424
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	2,132,620	13,176,205

Total Sri Lanka			$218,692,320

Suriname — 0.7%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$37,616,078

Total Suriname			$37,616,078

Tanzania — 1.5%
United Republic of Tanzania, 7.25%, 3/9/20(1)(7)	USD	78,787	$83,188,547

Total Tanzania			$83,188,547

Thailand — 2.4%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,027,319	$56,893,452
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,874,363	76,509,012

Total Thailand			$133,402,464

Turkey — 2.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,940,764

Security	Principal Amount (000’s omitted)		Value
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	$51,092,673
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	79,512,408

Total Turkey			$155,545,845

Zambia — 0.4%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	22,830	$20,663,775
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,476,161

Total Zambia			$24,139,936

Total Foreign Government Bonds (identified cost $3,714,492,799)			$3,733,497,992

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	12,200	$12,139,000

Total Azerbaijan			$12,139,000

Croatia — 0.2%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	11,829	$11,163,012

Total Croatia			$11,163,012

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,111,493
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,959	5,231,745

Total Georgia			$12,343,238

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,506,556
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,906,228

Total Russia			$14,412,784

Total Foreign Corporate Bonds (identified cost $54,145,255)			$50,058,034

Sovereign Loans — 1.4%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,932,195

Total Ethiopia			$14,932,195

Kenya — 0.3%
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(9)		$17,030	$16,987,425

Total Kenya			$16,987,425

Borrower	Principal Amount (000’s omitted)		Value
Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.26%, Maturing December 16, 2022(10)(11)(12)	EUR	11,000	$12,246,452

Total Macedonia			$12,246,452

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 3.80%, Maturing October 1, 2017(10)		$35,000	$35,103,416

Total Pakistan			$35,103,416

Total Sovereign Loans (identified cost $78,033,696)			$79,269,488

Debt Obligations - United States — 10.9%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$567,496

Total Corporate Bonds & Notes (identified cost $510,266)			$567,496

Collateralized Mortgage Obligations — 0.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$91,510	$101,482
Series 1548, Class Z, 7.00%, 7/15/23		91,678	101,937
Series 1650, Class K, 6.50%, 1/15/24		537,543	593,584
Series 1817, Class Z, 6.50%, 2/15/26		86,571	96,864
Series 1927, Class ZA, 6.50%, 1/15/27		301,523	337,993
Series 2127, Class PG, 6.25%, 2/15/29		456,119	498,854
Series 2344, Class ZD, 6.50%, 8/15/31		645,044	738,945
Series 2458, Class ZB, 7.00%, 6/15/32		1,151,212	1,344,802

			$3,814,461

Federal National Mortgage Association:
Series 1992-180, Class F, 1.921%, 10/25/22(7)		$363,838	$369,334
Series 1993-16, Class Z, 7.50%, 2/25/23		335,083	371,688
Series 1993-79, Class PL, 7.00%, 6/25/23		220,679	244,246
Series 1993-104, Class ZB, 6.50%, 7/25/23		84,179	90,755
Series 1993-121, Class Z, 7.00%, 7/25/23		1,303,036	1,439,404
Series 1993-141, Class Z, 7.00%, 8/25/23		262,298	291,779
Series 1994-42, Class ZQ, 7.00%, 4/25/24		1,645,246	1,828,673
Series 1994-79, Class Z, 7.00%, 4/25/24		327,825	364,109
Series 1994-89, Class ZQ, 8.00%, 7/25/24		259,605	294,806
Series 1996-35, Class Z, 7.00%, 7/25/26		76,518	87,052
Series 1998-16, Class H, 7.00%, 4/18/28		266,243	299,306
Series 1998-44, Class ZA, 6.50%, 7/20/28		492,843	550,477
Series 1999-25, Class Z, 6.00%, 6/25/29		501,867	562,245
Series 2000-2, Class ZE, 7.50%, 2/25/30		128,441	148,771

Security	Principal Amount	Value
Series 2000-49, Class A, 8.00%, 3/18/27	$371,851	$425,821
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,931,331	4,406,697
Series 2001-74, Class QE, 6.00%, 12/25/31	1,100,946	1,240,173
Series 2009-48, Class WA, 5.828%, 7/25/39(13)	4,802,365	5,296,121
Series 2011-38, Class SA, 11.187%, 5/25/41(14)	4,633,804	5,100,250
Series G48, Class Z, 7.10%, 12/25/21	274,929	297,802
Series G92-60, Class Z, 7.00%, 10/25/22	444,134	482,377
Series G93-1, Class K, 6.675%, 1/25/23	457,124	495,095
Series G93-31, Class PN, 7.00%, 9/25/23	1,447,863	1,593,790
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,807,563	3,092,414
Series G94-7, Class PJ, 7.50%, 5/17/24	479,642	541,324

		$29,914,509

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$111,038	$120,705

		$120,705

Total Collateralized Mortgage Obligations (identified cost $31,811,662)		$33,849,675

Mortgage Pass-Throughs — 5.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.869%, with maturity at 2035(15)	$2,668,985	$2,786,831
2.921%, with maturity at 2036(15)	2,977,549	3,149,631
3.024%, with maturity at 2023(15)	68,428	70,508
3.424%, with maturity at 2029(15)	251,873	252,172
4.384%, with maturity at 2030(15)	547,800	587,066
4.50%, with maturity at 2035	404,821	432,180
6.00%, with various maturities to 2035(16)	11,247,558	12,788,523
6.50%, with various maturities to 2036(16)	19,379,558	22,139,720
6.60%, with maturity at 2030	1,061,512	1,235,454
7.00%, with various maturities to 2036(16)	19,942,165	23,106,652
7.31%, with maturity at 2026	70,877	81,168
7.50%, with various maturities to 2035	11,355,217	13,098,902
7.95%, with maturity at 2022	165,456	180,460
8.00%, with various maturities to 2034	4,642,583	5,414,621
8.15%, with maturity at 2021	35,373	37,821
8.30%, with maturity at 2021	10,620	11,303
8.47%, with maturity at 2018	10,600	10,789
8.50%, with maturity at 2025	129,628	143,732
9.00%, with various maturities to 2027	522,878	577,464
9.50%, with maturity at 2027	84,054	92,453
10.00%, with various maturities to 2020	84,294	88,858
10.50%, with maturity at 2021	55,163	56,358

		$86,342,666

Federal National Mortgage Association:
1.848%, with various maturities to 2035(15)	$13,052,835	$13,294,268
1.851%, with various maturities to 2033(15)(16)	9,877,480	10,031,206
1.852%, with maturity at 2038(15)	563,917	573,603

Security	Principal Amount	Value
1.853%, with various maturities to 2027(15)	$873,683	$882,425
1.896%, with maturity at 2035(15)	2,640,036	2,680,154
1.998%, with maturity at 2025(15)(16)	723,117	735,102
2.198%, with maturity at 2024(15)	363,174	370,567
2.75%, with maturity at 2028(15)	172,970	179,815
2.915%, with maturity at 2023(15)	46,408	47,055
3.61%, with maturity at 2034(15)	1,574,112	1,686,944
3.719%, with maturity at 2035(15)	4,609,918	4,940,357
3.832%, with maturity at 2035(15)	4,075,759	4,367,909
5.50%, with maturity at 2020	172,201	178,192
6.00%, with various maturities to 2038(16)	61,131,632	69,599,357
6.324%, with maturity at 2032(15)	1,539,097	1,691,635
6.50%, with various maturities to 2038	20,560,129	23,418,700
7.00%, with various maturities to 2035	22,451,724	26,062,073
7.402%, with maturity at 2025(15)	36,989	39,453
7.50%, with various maturities to 2035(16)	19,181,886	22,346,988
8.00%, with various maturities to 2034	2,592,068	3,006,576
8.50%, with various maturities to 2037	5,036,371	6,041,741
9.00%, with various maturities to 2032	938,148	1,066,402
9.221%, with maturity at 2028(13)	20,410	22,075
9.50%, with various maturities to 2031	468,281	526,592
9.858%, with maturity at 2027(13)	54,491	58,623
10.50%, with maturity at 2029	100,049	115,347
11.50%, with maturity at 2031	149,217	185,443

		$194,148,602

Government National Mortgage Association:
2.25%, with maturity at 2024(15)	$275,200	$281,062
6.50%, with various maturities to 2032	794,755	900,105
7.00%, with various maturities to 2031(16)	1,228,965	1,417,455
7.50%, with various maturities to 2032(16)	2,806,826	3,184,239
7.75%, with maturity at 2019	14,009	14,982
8.00%, with various maturities to 2034	2,737,173	3,222,132
8.30%, with maturity at 2020	5,880	6,245
8.50%, with various maturities to 2021	33,204	35,394
9.00%, with various maturities to 2025	91,399	102,745
9.50%, with various maturities to 2026	530,431	614,990

		$9,779,349

Total Mortgage Pass-Throughs (identified cost $280,591,754)		$290,270,617

U.S. Treasury Obligations — 5.1%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,856,426
U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/22(17)	277,266,600	280,924,578

Total U.S. Treasury Obligations (identified cost $281,701,232)		$282,781,004

Total Debt Obligations-United States (identified cost $594,614,914)		$607,468,792

Common Stocks — 1.6%

Security	Shares	Value
Iceland — 1.0%
Eimskipafelag Islands HF	2,775,070	$7,600,457
Hagar HF	16,762,633	7,450,383
HB Grandi HF	16,898,611	4,114,814
Icelandair Group HF	49,647,942	9,524,888
Marel HF	3,792,656	8,807,114
Reginn HF(18)	17,448,300	3,938,155
Reitir Fasteignafelag HF	9,936,197	7,849,246
Siminn HF(18)	143,155,664	3,864,874

Total Iceland		$53,149,931

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(18)	38,138,000	$15,579,116

Total Singapore		$15,579,116

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,472,878
Bank for Investment and Development of Vietnam JSC	468,816	350,244
Bao Viet Holdings	156,900	423,820
Danang Rubber JSC	68,640	92,431
HA TIEN 1 Cement JSC(18)	219,600	194,045
Hoa Phat Group JSC	483,690	904,350
Hoa Sen Group	80,730	177,635
KIDO Group Corp.	373,100	608,844
Kinh Bac City Development Share Holding Corp.(18)	513,300	309,567
Masan Group Corp.	954,000	1,737,977
PetroVietnam Drilling & Well Services JSC(18)	260,463	237,898
PetroVietnam Fertilizer & Chemical JSC	385,500	411,579
PetroVietnam Gas JSC	165,200	433,700
PetroVietnam Technical Services Corp.	628,300	488,333
Pha Lai Thermal Power JSC	219,100	165,552
Saigon - Hanoi Commercial Joint Stock Bank	891,443	189,272
Saigon Securities, Inc.(18)	668,470	596,616
Saigon Thuong Tin Commercial JSB(18)	1,482,405	668,772
Tan Tao Investment & Industry JSC(18)	1,064,400	183,536
Vietjet Aviation JSC(18)	476,000	1,785,997
Vietnam Construction and Import-Export JSC	311,100	192,746
Vietnam Dairy Products JSC	455,640	2,599,226
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	121,992
Vingroup JSC(18)	2,105,376	3,916,289

Total Vietnam		$18,263,299

Total Common Stocks (identified cost $85,308,560)		$86,992,346

Currency Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	37,365	SEK	9.55	5/2/17	$784,163
Call SEK/Put EUR	BNP Paribas	EUR	37,365	SEK	9.49	5/16/17	658,033
Call SEK/Put EUR	Citibank, N.A.	EUR	75,332	SEK	9.53	4/27/17	1,449,789
Call SEK/Put EUR	Citibank, N.A.	EUR	37,667	SEK	9.45	5/23/17	577,719
Call SEK/Put EUR	Citibank, N.A.	EUR	18,835	SEK	9.45	5/23/17	288,882
Call SEK/Put EUR	Goldman Sachs International	EUR	36,763	SEK	9.45	4/27/17	495,872
Call SEK/Put EUR	Goldman Sachs International	EUR	74,729	SEK	9.44	5/1/17	964,893
Call SEK/Put EUR	Goldman Sachs International	EUR	37,365	SEK	9.50	5/17/17	679,532
Put CNH/Call USD	BNP Paribas	USD	47,375	CNH	7.02	7/14/17	786,520
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	48,962	CNH	7.11	4/28/17	271,005
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	112,820	CNH	7.02	7/14/17	1,845,171
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	93,360	CNH	7.10	4/28/17	529,445
Put CNH/Call USD	Nomura International PLC	USD	143,600	CNH	7.28	8/1/17	1,325,715
Put CNH/Call USD	Standard Chartered Bank	USD	57,000	CNH	6.82	4/19/17	1,041,447
Put CNH/Call USD	Standard Chartered Bank	USD	36,347	CNH	6.47	6/15/17	2,579,510
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	2,413,781

Total Currency Options Purchased (identified cost $11,009,719)							$16,691,477

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		605	JPY	21,000.00	3/12/21	$9,435,140

Total Call Options Purchased (identified cost $6,547,233)							$9,435,140

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded	1,317	USD	2,265.00	3/17/17	$1,942,575
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	660	USD	2,260.00	6/16/17	2,194,500

Total Put Options Purchased (identified cost $4,640,102)						$4,137,075

Short-Term Investments — 16.8%

Foreign Government Securities — 1.2%

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.0%(4)
Armenian Treasury Bill, 0.00%, 4/17/17	AMD	350,000	$709,802

Total Armenia			$709,802

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.5%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,109,030

Total El Salvador			$26,109,030

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,365,555
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,512,639

Total Georgia			$3,878,194

Iceland — 0.6%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	839,700	$4,474,916
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,695,070	14,341,045
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	2,197,290	11,691,080
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	716,122	3,806,667

Total Iceland			$34,313,708

Nigeria — 0.0%(4)
Nigeria OMO Bill, 0.00%, 7/27/17	NGN	412,300	$1,230,815

Total Nigeria			$1,230,815

Total Foreign Government Securities (identified cost $67,228,463)			$66,241,549

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(16)		$60,000	$59,988,960
U.S. Treasury Bill, 0.00%, 3/2/17(16)(19)		29,000	28,988,864

Total U.S. Treasury Obligations (identified cost $88,925,898)			$88,977,824

Repurchase Agreements — 1.1%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.61% payable by the Portfolio and repurchase proceeds of EUR 17,631,320, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $18,449,586.	EUR	17,641	$19,043,654
Dated 1/23/17 with a maturity date of 2/8/17, an interest rate of 0.00% and repurchase proceeds of HUF 2,873,961,000, collateralized by HUF 2,797,020,000 Hungary Government Bond 3.00%, due 6/26/24 and a market value, including accrued interest of $10,184,657.	HUF	2,873,961	10,008,520
Dated 1/23/17 with a maturity date of 2/8/17, an interest rate of 0.00% and repurchase proceeds of HUF 3,928,082,900, collateralized by HUF 3,822,920,000 Hungary Government Bond 3.00%, due 6/26/24 and a market value, including accrued interest, of $13,920,214.	HUF	3,928,083	13,679,481

Description	Principal Amount (000’s omitted)		Value
Dated 1/18/17 with a maturity date of 2/3/17, an interest rate of 0.10% and repurchase proceeds of HUF 6,523,058,465, collateralized by HUF 5,440,410,000 Hungary Government Bond 5.50%, due 6/24/25 and a market value, including accrued interest, of $23,349,343.	HUF	6,522,805	22,715,556

Total Repurchase Agreements (identified cost $64,740,035)			$65,447,211

Other — 12.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(20)		718,822,091	$718,893,973

Total Other (identified cost $718,906,769)			$718,893,973

Total Short-Term Investments (identified cost $939,801,165)			$939,560,557

Total Investments — 99.1% (identified cost $5,488,593,443)			$5,527,110,901

Less Unfunded Loan Commitments — (0.1)%			$(7,264,702)

Net Investments — 98.9% (identified cost $5,481,328,741)			$5,519,846,199

Currency Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	107,895	CNH	6.93	2/6/17	$(61,608)

Total Currency Options Written (premiums received $1,062,766)							$(61,608)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,070,016)

Total Spain			$(18,070,016)

Value
Total Foreign Government Bonds (proceeds $20,049,540)	$(18,070,016)

Total Securities Sold Short (proceeds $20,049,540)	$(18,070,016)

Other Assets, Less Liabilities — 1.4%	$77,519,201

Net Assets — 100.0%	$5,579,233,776

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $1,996,138,032 or 35.8% of the Portfolio’s net assets.

(2)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $198,231,857 or 3.6% of the Portfolio’s net assets.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2017.

(12)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(15)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(18)	Non-income producing security.

(19)	All or a portion of the security is held by a wholly-owned subsidiary.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $1,535,383.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	72,639,700	USD	55,563,400	Deutsche Bank AG	2/1/17	$259,616	$—
CAD	3,775,000	USD	2,875,268	Deutsche Bank AG	2/1/17	25,788	—
EUR	11,039,000	USD	11,801,795	Deutsche Bank AG	2/1/17	114,803	—
EUR	42,250,000	USD	45,169,475	Deutsche Bank AG	2/1/17	439,390	—
EUR	15,776,000	USD	16,866,122	Deutsche Bank AG	2/1/17	164,067	—
EUR	11,039,000	USD	12,050,062	Deutsche Bank AG	2/1/17	—	(133,464)
EUR	24,908,000	USD	27,183,595	Deutsche Bank AG	2/1/17	—	(295,415)
EUR	33,118,000	USD	36,151,278	Deutsche Bank AG	2/1/17	—	(400,405)
USD	56,725,841	CAD	76,414,700	Deutsche Bank AG	2/1/17	—	(1,998,232)
USD	11,837,572	EUR	11,039,000	Deutsche Bank AG	2/1/17	—	(79,026)
USD	11,801,795	EUR	11,039,000	Deutsche Bank AG	2/1/17	—	(114,803)
USD	16,872,558	EUR	15,776,000	Deutsche Bank AG	2/1/17	—	(157,630)
USD	26,629,143	EUR	24,908,000	Deutsche Bank AG	2/1/17	—	(259,037)
USD	35,406,454	EUR	33,118,000	Deutsche Bank AG	2/1/17	—	(344,419)
USD	45,163,180	EUR	42,250,000	Deutsche Bank AG	2/1/17	—	(445,685)
TWD	578,179,000	USD	18,455,663	Goldman Sachs International	2/2/17	—	(10,598)
TWD	514,440,000	USD	16,421,093	Standard Chartered Bank	2/2/17	—	(9,430)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	508,691	—
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	464,980	—
USD	18,455,663	TWD	578,179,000	Goldman Sachs International	2/2/17	10,598	—
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(1,254,240)
USD	16,421,093	TWD	514,440,000	Standard Chartered Bank	2/2/17	9,430	—
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(1,105,960)
CNH	16,808,177	USD	2,460,718	Citibank, N.A.	2/3/17	1,243	—
CNH	94,716,000	USD	13,863,583	JPMorgan Chase Bank, N.A.	2/3/17	9,849	—
CNH	189,318,000	USD	27,726,714	Morgan Stanley & Co. International PLC	2/3/17	3,452	—
CNH	231,380,500	USD	33,891,973	Nomura International PLC	2/3/17	—	(745)
CNH	441,749,904	USD	64,697,900	UBS AG	2/3/17	6,978	—
CNH	609,722,360	USD	89,344,719	UBS AG	2/3/17	—	(36,243)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	22,332	—
RON	35,612,000	EUR	7,969,565	BNP Paribas	2/3/17	—	(51,670)
UGX	10,723,950,000	USD	3,000,000	ICBC Standard Bank plc	2/3/17	—	(7,831)
UGX	18,396,050,000	USD	5,161,630	ICBC Standard Bank plc	2/3/17	—	(28,811)
USD	36,349,176	CNH	248,174,000	Australia and New Zealand Banking Group Limited	2/3/17	—	(1,863)
USD	30,536,968	CNH	208,659,100	Australia and New Zealand Banking Group Limited	2/3/17	—	(26,166)
USD	4,142,422	CNH	28,301,029	BNP Paribas	2/3/17	—	(2,943)
USD	44,147,270	CNH	301,570,000	BNP Paribas	2/3/17	—	(24,896)
USD	3,438	CNH	23,464	Citibank, N.A.	2/3/17	2	—
USD	41,427,777	CNH	282,827,436	Deutsche Bank AG	2/3/17	910	—
USD	28,385,507	CNH	193,901,400	HSBC Bank USA, N.A.	2/3/17	—	(16,007)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,110,712	CNH	123,669,000	Nomura International PLC	2/3/17	$—	$(3,581)
USD	10,204,952	CNH	69,674,312	Standard Chartered Bank	2/3/17	—	(523)
USD	18,584,534	CNH	126,895,200	Standard Chartered Bank	2/3/17	—	(2,314)
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(340,605)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(379,303)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(570,028)
USD	25,915,224	ZAR	356,710,096	JPMorgan Chase Bank, N.A.	2/3/17	—	(552,321)
ZAR	356,710,096	USD	25,820,492	JPMorgan Chase Bank, N.A.	2/3/17	647,053	—
KES	1,724,419,000	USD	16,298,856	Citibank, N.A.	2/6/17	303,195	—
RUB	5,584,023,500	USD	86,513,649	BNP Paribas	2/6/17	6,275,704	—
RUB	3,914,630,666	USD	59,940,141	BNP Paribas	2/6/17	5,109,021	—
RUB	1,296,460,000	USD	20,201,948	BNP Paribas	2/6/17	1,341,243	—
RUB	2,654,585,631	USD	41,684,696	Citibank, N.A.	2/6/17	2,426,380	—
RUB	239,189,789	USD	3,916,008	Deutsche Bank AG	2/6/17	58,593	—
RUB	1,578,340,000	USD	24,643,657	Goldman Sachs International	2/6/17	1,583,515	—
USD	5,522,893	KES	574,657,000	Citibank, N.A.	2/6/17	—	(9,686)
USD	5,522,902	KES	574,658,000	Citibank, N.A.	2/6/17	—	(9,686)
USD	5,527,189	KES	575,104,000	Citibank, N.A.	2/6/17	—	(9,694)
USD	32,109,079	RUB	1,917,138,411	Bank of America, N.A.	2/6/17	252,116	—
USD	11,037,316	RUB	659,005,574	Bank of America, N.A.	2/6/17	86,663	—
USD	1,174,554	RUB	76,208,000	BNP Paribas	2/6/17	—	(91,789)
USD	61,376,504	RUB	4,008,438,127	BNP Paribas	2/6/17	—	(5,231,450)
USD	107,229,484	RUB	6,921,127,031	BNP Paribas	2/6/17	—	(7,778,431)
USD	98,158,390	RUB	5,836,439,000	Citibank, N.A.	2/6/17	1,174,666	—
USD	87,682,425	RUB	5,583,836,000	Citibank, N.A.	2/6/17	—	(5,103,813)
USD	29,089,071	RUB	1,730,343,000	Credit Suisse International	2/6/17	336,074	—
USD	9,999,193	RUB	594,795,000	Credit Suisse International	2/6/17	115,523	—
USD	26,701,195	RUB	1,592,271,589	Deutsche Bank AG	2/6/17	242,523	—
USD	9,178,386	RUB	547,334,426	Deutsche Bank AG	2/6/17	83,366	—
USD	29,970,359	RUB	1,779,067,455	Goldman Sachs International	2/6/17	407,711	—
USD	10,302,144	RUB	611,544,545	Goldman Sachs International	2/6/17	140,148	—
EUR	27,033,890	USD	29,606,165	Standard Chartered Bank	2/8/17	—	(417,294)
USD	27,012,036	CLP	17,775,000,000	Standard Chartered Bank	2/8/17	—	(382,616)
USD	59,012,122	EUR	53,933,230	Standard Chartered Bank	2/8/17	779,657	—
USD	60,337,361	EUR	55,172,397	Standard Chartered Bank	2/8/17	766,949	—
USD	2,561,353	EUR	2,373,271	Standard Chartered Bank	2/8/17	—	(1,101)
USD	3,355,814	EUR	3,111,268	Standard Chartered Bank	2/8/17	—	(3,466)
USD	481,902	EUR	451,452	Standard Chartered Bank	2/8/17	—	(5,537)
USD	2,547,681	EUR	2,373,256	Standard Chartered Bank	2/8/17	—	(14,757)
USD	12,765,241	EUR	11,866,309	Standard Chartered Bank	2/8/17	—	(46,979)
COP	92,115,800,000	USD	30,000,261	BNP Paribas	2/9/17	1,454,629	—
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	365,010	—
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	119,406	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	413,208	—
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	117,409	—
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(887,938)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(991,382)
USD	51,825,945	HUF	15,402,930,000	Citibank, N.A.	2/13/17	—	(1,829,025)
EUR	754,932	USD	806,226	Standard Chartered Bank	2/15/17	9,097	—
USD	11,902,976	EUR	10,834,677	Deutsche Bank AG	2/15/17	201,576	—
USD	8,214,228	EUR	7,481,968	Standard Chartered Bank	2/15/17	133,738	—
CNH	301,570,000	USD	43,721,638	BNP Paribas	2/16/17	387,580	—
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(57,556)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(112,801)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	245,470,000	EUR	25,918,476	Morgan Stanley & Co. International PLC	2/17/17	$86,860	$—
USD	55,684,454	EUR	49,885,066	Standard Chartered Bank	2/17/17	1,804,731	—
RUB	2,865,000,000	USD	45,796,036	Deutsche Bank AG	2/21/17	1,738,700	—
USD	10,122,488	AUD	13,588,016	BNP Paribas	2/21/17	—	(177,949)
USD	7,618,305	AUD	10,328,015	BNP Paribas	2/21/17	—	(210,878)
USD	11,964,473	EUR	11,159,577	Deutsche Bank AG	2/21/17	—	(90,560)
USD	26,716,628	NZD	37,908,294	Citibank, N.A.	2/21/17	—	(1,080,598)
USD	26,312,357	RUB	1,646,101,066	Deutsche Bank AG	2/21/17	—	(998,979)
USD	53,060,441	ZAR	772,109,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(4,049,692)
ZAR	772,109,000	USD	55,703,701	JPMorgan Chase Bank, N.A.	2/21/17	1,406,431	—
RSD	2,130,174,000	EUR	17,144,258	Citibank, N.A.	2/23/17	164	—
USD	4,134,993	EUR	3,787,248	Goldman Sachs International	2/23/17	43,542	—
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	479,414	—
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	448,483	—
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(1,039,575)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(1,004,179)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(45,525)
RUB	2,023,587,528	USD	30,700,141	Bank of America, N.A.	2/27/17	2,853,755	—
RUB	1,830,640,472	USD	27,657,357	Bank of America, N.A.	2/27/17	2,697,208	—
RUB	1,823,556,000	USD	27,730,474	Bank of America, N.A.	2/27/17	2,506,621	—
USD	53,651,938	EUR	50,716,469	Deutsche Bank AG	2/27/17	—	(1,146,538)
USD	132,384,827	JPY	14,597,015,760	Standard Chartered Bank	2/27/17	3,019,323	—
USD	114,837,902	RUB	6,947,409,448	Credit Suisse International	2/27/17	—	(359,810)
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	72,531	—
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	39,742	—
USD	13,850,498	RUB	834,377,080	BNP Paribas	2/28/17	16,775	—
USD	2,299,087	RUB	138,520,000	Deutsche Bank AG	2/28/17	2,467	—
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	81,146	—
RUB	1,168,878,000	USD	18,027,113	Bank of America, N.A.	3/2/17	1,348,590	—
RUB	5,706,943,000	USD	87,688,635	Credit Suisse International	3/2/17	6,911,510	—
USD	104,890,850	RUB	6,801,122,689	Bank of America, N.A.	3/2/17	—	(7,846,775)
USD	43,221,717	RUB	2,615,050,472	Credit Suisse International	3/2/17	—	(126,211)
NZD	5,913,523	USD	4,184,113	JPMorgan Chase Bank, N.A.	3/6/17	150,387	—
NZD	1,996,185	USD	1,435,825	JPMorgan Chase Bank, N.A.	3/6/17	27,341	—
NZD	1,983,991	USD	1,433,640	JPMorgan Chase Bank, N.A.	3/6/17	20,588	—
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	25,565	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	4,868	—
SGD	19,723,000	USD	13,851,200	Bank of America, N.A.	3/6/17	147,230	—
USD	611,438	EUR	568,795	Goldman Sachs International	3/6/17	—	(3,346)
USD	570,359	EUR	531,168	Goldman Sachs International	3/6/17	—	(3,755)
USD	1,023,435	EUR	954,279	Goldman Sachs International	3/6/17	—	(7,999)
USD	2,616,926	EUR	2,444,446	Goldman Sachs International	3/6/17	—	(25,158)
USD	3,648,490	EUR	3,406,464	Goldman Sachs International	3/6/17	—	(33,393)
USD	1,939,923	EUR	1,833,333	Goldman Sachs International	3/6/17	—	(41,638)
USD	4,250,364	EUR	3,984,483	Goldman Sachs International	3/6/17	—	(56,272)
USD	123,434,054	EUR	115,298,586	Goldman Sachs International	3/6/17	—	(1,186,639)
USD	99,125,552	NZD	140,625,561	JPMorgan Chase Bank, N.A.	3/6/17	—	(3,950,329)
USD	6,726,611	SGD	9,613,000	Bank of America, N.A.	3/6/17	—	(96,230)
USD	48,037,226	SGD	68,650,000	Bank of America, N.A.	3/6/17	—	(687,217)
IDR	146,714,620,000	USD	10,685,697	BNP Paribas	3/7/17	274,811	—
IDR	77,178,380,000	USD	5,633,458	Standard Chartered Bank	3/7/17	132,254	—
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	37,669	—
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	16,923	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	871,525,000	USD	13,394,573	Citibank, N.A.	3/7/17	$1,025,610	$—
RUB	908,835,000	USD	13,977,776	Credit Suisse International	3/7/17	1,059,735	—
RUB	3,018,660,000	USD	46,471,666	Deutsche Bank AG	3/7/17	3,474,842	—
USD	77,832,503	RUB	4,711,924,500	Deutsche Bank AG	3/7/17	—	(130,623)
AUD	17,552,000	USD	13,058,512	Goldman Sachs International	3/8/17	242,100	—
EUR	17,178,823	USD	18,374,984	Standard Chartered Bank	3/8/17	194,859	—
KES	185,275,000	USD	1,758,662	ICBC Standard Bank plc	3/8/17	14,819	—
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	64,044	—
RON	21,384,000	EUR	4,784,428	BNP Paribas	3/8/17	—	(33,753)
USD	8,749,068	AUD	11,729,907	Goldman Sachs International	3/8/17	—	(139,660)
USD	25,999,376	AUD	34,945,868	Goldman Sachs International	3/8/17	—	(482,018)
USD	1,020,378	AUD	1,347,530	JPMorgan Chase Bank, N.A.	3/8/17	—	(758)
USD	141,656,462	EUR	133,831,343	Standard Chartered Bank	3/8/17	—	(3,011,604)
COP	90,061,700,000	USD	29,295,408	Standard Chartered Bank	3/9/17	1,306,272	—
KES	166,253,000	USD	1,577,353	Standard Chartered Bank	3/9/17	13,716	—
UGX	10,736,065,000	USD	2,875,988	Citibank, N.A.	3/9/17	82,406	—
UGX	7,347,340,000	USD	1,964,004	Citibank, N.A.	3/9/17	60,604	—
CNH	151,000,000	USD	21,794,039	BNP Paribas	3/13/17	203,224	—
CNH	99,660,000	USD	14,481,255	BNP Paribas	3/13/17	36,938	—
COP	65,478,220,000	USD	21,941,265	The Bank of Nova Scotia	3/13/17	293,134	—
GBP	10,823,000	USD	13,647,262	Goldman Sachs International	3/13/17	—	(20,760)
KES	271,165,000	USD	2,570,284	Citibank, N.A.	3/13/17	22,661	—
USD	37,105,955	CNH	250,660,000	BNP Paribas	3/13/17	590,498	—
USD	43,166,246	SGD	58,136,300	Goldman Sachs International	3/13/17	1,901,547	—
CNH	248,174,000	USD	35,842,577	Australia and New Zealand Banking Group Limited	3/15/17	299,687	—
JPY	3,449,082,000	USD	30,069,020	Standard Chartered Bank	3/15/17	521,716	—
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	596,698	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	876,176	—
USD	96,143,722	EUR	89,938,000	Standard Chartered Bank	3/15/17	—	(1,114,965)
PHP	1,348,432,000	USD	26,633,063	Standard Chartered Bank	3/16/17	434,033	—
USD	36,541,576	PHP	1,850,100,000	Standard Chartered Bank	3/16/17	—	(595,510)
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	—	(122,728)
CNH	26,807,700	USD	3,881,517	Goldman Sachs International	3/22/17	18,394	—
CNH	268,243,000	USD	38,693,545	JPMorgan Chase Bank, N.A.	3/22/17	329,716	—
CNH	40,027,300	USD	5,813,696	Standard Chartered Bank	3/22/17	9,366	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	671,864	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	559,501	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	830,006	—
USD	1,580,223	EUR	1,509,085	Goldman Sachs International	3/22/17	—	(52,337)
USD	31,548,579	EUR	30,128,330	Goldman Sachs International	3/22/17	—	(1,044,894)
IDR	121,551,945,000	USD	8,908,167	BNP Paribas	3/23/17	153,575	—
IDR	109,778,575,000	USD	8,021,818	JPMorgan Chase Bank, N.A.	3/23/17	162,216	—
RUB	932,316,000	USD	13,996,637	Credit Suisse International	3/27/17	1,317,031	—
SEK	287,274,000	EUR	29,918,609	Goldman Sachs International	3/27/17	556,915	—
USD	8,251,419	EUR	7,779,000	Goldman Sachs International	3/29/17	—	(167,374)
USD	59,497,089	EUR	56,950,000	Goldman Sachs International	3/29/17	—	(2,136,831)
USD	10,305,860	SGD	14,017,000	Goldman Sachs International	3/30/17	355,313	—
USD	25,475,998	SGD	34,655,000	Standard Chartered Bank	3/30/17	874,713	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(3,988,771)
USD	27,613,137	BRL	95,734,745	Citibank, N.A.	4/5/17	—	(2,285,124)
USD	26,570,048	BRL	93,500,000	Citibank, N.A.	4/5/17	—	(2,630,294)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(32,004,852)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,315,200	EUR	12,672,815	Goldman Sachs International	4/5/17	$—	$(404,958)
CNH	46,109,100	USD	6,668,947	Bank of America, N.A.	4/6/17	23,568	—
USD	6,628,680	CNH	46,109,100	Bank of America, N.A.	4/6/17	—	(63,835)
EUR	1,604,133	USD	1,697,814	Standard Chartered Bank	4/13/17	39,502	—
TWD	484,101,000	USD	15,099,844	Standard Chartered Bank	4/13/17	481,134	—
USD	43,680,387	EUR	41,268,647	Goldman Sachs International	4/13/17	—	(1,014,599)
USD	46,016,671	EUR	43,510,057	Standard Chartered Bank	4/13/17	—	(1,105,818)
USD	42,068,341	SGD	57,976,484	Standard Chartered Bank	4/13/17	906,256	—
USD	54,866,620	JPY	6,264,780,360	Goldman Sachs International	4/17/17	—	(785,762)
USD	9,932,311	EUR	9,360,506	Goldman Sachs International	4/21/17	—	(208,916)
USD	18,436,387	EUR	17,375,000	Goldman Sachs International	4/21/17	—	(387,791)
USD	4,207,184	EUR	3,919,000	JPMorgan Chase Bank, N.A.	4/21/17	—	(38,684)
USD	166,756,668	EUR	157,181,190	JPMorgan Chase Bank, N.A.	4/21/17	—	(3,534,360)
USD	25,244,574	EUR	23,562,231	JPMorgan Chase Bank, N.A.	4/24/17	—	(286,251)
USD	4,904,840	EUR	4,554,000	Standard Chartered Bank	4/24/17	—	(29,641)
USD	74,547,819	EUR	69,568,132	Standard Chartered Bank	4/24/17	—	(832,641)
USD	55,087,427	JPY	6,321,144,480	Standard Chartered Bank	4/24/17	—	(1,082,436)
USD	8,102,525	SGD	11,570,000	Standard Chartered Bank	4/24/17	—	(112,751)
USD	2,786,794	EUR	2,587,000	JPMorgan Chase Bank, N.A.	4/27/17	—	(16,716)
USD	26,996,524	EUR	25,145,794	JPMorgan Chase Bank, N.A.	4/27/17	—	(253,761)
USD	51,468,144	EUR	48,038,215	JPMorgan Chase Bank, N.A.	4/27/17	—	(590,465)
USD	22,668,822	SGD	31,555,000	Goldman Sachs International	4/27/17	262,594	—
USD	47,110,275	SGD	65,568,080	Standard Chartered Bank	4/27/17	552,412	—
COP	83,369,890,000	USD	28,023,492	BNP Paribas	4/28/17	85,443	—
EUR	42,250,000	USD	45,355,248	Deutsche Bank AG	4/28/17	432,733	—
RON	33,430,000	EUR	7,386,376	BNP Paribas	5/17/17	34,144	—
RON	31,399,000	EUR	6,949,757	BNP Paribas	5/17/17	18,911	—
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	73,821	—
RON	8,089,000	EUR	1,789,087	JPMorgan Chase Bank, N.A.	5/17/17	6,289	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	—	(344,961)
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	721,386	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	—	(170,963)
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	—	(304,418)
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(666,999)
KES	48,141,000	USD	453,092	Citibank, N.A.	6/7/17	—	(1,599)
KES	101,881,000	USD	957,528	Citibank, N.A.	6/7/17	—	(2,032)
KES	471,832,000	USD	4,434,511	Citibank, N.A.	6/7/17	—	(9,412)
UGX	5,838,274,000	USD	1,516,041	Barclays Bank PLC	6/12/17	45,422	—
CNH	28,301,029	USD	4,069,748	BNP Paribas	6/13/17	4,182	—
CNH	207,000,000	USD	30,636,257	BNP Paribas	6/13/17	—	(838,631)
CNH	215,829,371	USD	31,007,740	Goldman Sachs International	6/13/17	60,874	—
USD	37,097,992	CNH	250,660,000	BNP Paribas	6/13/17	1,015,513	—
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	511,896	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	498,062	—
UGX	11,896,900,000	USD	3,120,089	Citibank, N.A.	6/15/17	58,943	—
KES	574,658,000	USD	5,296,387	Citibank, N.A.	6/19/17	77,689	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(91,804)
KES	574,657,000	USD	5,281,774	Citibank, N.A.	7/3/17	74,460	—
UGX	11,965,500,000	USD	3,120,078	Citibank, N.A.	7/6/17	57,523	—
UGX	4,540,919,000	USD	1,182,531	Barclays Bank PLC	7/11/17	21,600	—
IDR	85,943,490,000	USD	6,171,884	Bank of America, N.A.	7/13/17	124,773	—
IDR	146,746,510,000	USD	10,542,134	Standard Chartered Bank	7/13/17	209,262	—
THB	443,331,000	USD	12,765,073	Deutsche Bank AG	7/25/17	—	(184,599)
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	34,064	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	$—	$(3,359)
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	76,504	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	—	(1,882)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	20,746	—
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(67,477)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	22,450	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(296,930)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(297,983)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(476,244)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(256,387)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	17,832	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	34,102	—
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	565,319	—
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	342,306	—
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	530,643	—
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	63,741	—
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	10,648	—
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	139,982	—
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	99,402	—
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	83,290	—
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	63,924	—
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	22,015	—
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	9,164	—
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	67,777	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	—	(73,667)
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	—	(119,348)
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	15,287	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	—	(110,892)
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	—	(126,380)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	1,288,732	—
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	598,920	—
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	18,998	—
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(4,319)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	—	(42,887)
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	537,762	—
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(99,302)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(17,049)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	315,455	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(315,455)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	76,180	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	32,629	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	5,549	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	37,961	—
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(237,528)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	$—	$(252,967)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(123,213)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	70,909	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(296,711)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(572,243)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(879,356)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,058,286)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(20,214)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(50,685)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(102,027)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(118,719)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(72,512)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(97,068)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(99,429)

						$84,524,123	$(125,526,618)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil(1)	328	Short	Feb-17	$(16,970,720)	$(17,321,680)	$(350,960)
Equity Futures
TOPIX Index	46	Short	Mar-17	(6,018,377)	(6,170,285)	(151,908)
Interest Rate Futures
Euro-Bobl	701	Short	Mar-17	(100,236,367)	(100,599,597)	(363,230)
Euro-Bund	231	Short	Mar-17	(40,339,686)	(40,429,457)	(89,771)
Japan 10-Year Bond	115	Short	Mar-17	(152,964,972)	(152,654,326)	310,646
U.S. 2-Year Treasury Note	503	Short	Mar-17	(109,042,555)	(109,048,829)	(6,274)
U.S. 5-Year Deliverable Interest Rate Swap	4,947	Short	Mar-17	(483,139,523)	(482,177,906)	961,617
U.S. 5-Year Treasury Note	898	Short	Mar-17	(105,802,640)	(105,844,735)	(42,095)
U.S. 10-Year Deliverable Interest Rate Swap	3,085	Short	Mar-17	(292,915,073)	(289,893,594)	3,021,479
U.S. 10-Year Treasury Note	77	Short	Mar-17	(9,597,467)	(9,584,094)	13,373

						$3,302,877

(1)	Positions are held by a wholly-owned subsidiary.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet (1)	EUR	19,359	Receives	6-month Euro Interbank Offered Rate	0.00	%(2)	3/15/20	$13,894

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	12/21/21	$3
LCH.Clearnet(1)	EUR	164,348		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	415,662
LCH.Clearnet(1)	EUR	23,600		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	242,934
LCH.Clearnet(1)	EUR	23,600		Pays	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(800,345)
LCH.Clearnet(1)	EUR	177,840		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	1,568,016
LCH.Clearnet	HUF	2,635,868		Receives	6-month HUF BUBOR	1.27		12/13/21	38,432
LCH.Clearnet	HUF	6,569,260		Receives	6-month HUF BUBOR	1.46		1/12/22	(81,662)
LCH.Clearnet	HUF	6,043,740		Receives	6-month HUF BUBOR	1.44		1/13/22	(49,219)
LCH.Clearnet	HUF	3,485,900		Receives	6-month HUF BUBOR	1.92		7/28/26	566,861
LCH.Clearnet	HUF	2,453,200		Receives	6-month HUF BUBOR	1.94		8/1/26	428,830
LCH.Clearnet	HUF	940,022		Receives	6-month HUF BUBOR	1.94		9/21/26	183,305
LCH.Clearnet	HUF	964,125		Receives	6-month HUF BUBOR	1.93		9/21/26	189,534
LCH.Clearnet	HUF	2,378,174		Receives	6-month HUF BUBOR	1.89		9/21/26	499,193
LCH.Clearnet	HUF	957,698		Receives	6-month HUF BUBOR	2.14		10/13/26	132,242
LCH.Clearnet	HUF	973,765		Receives	6-month HUF BUBOR	2.09		10/19/26	152,326
LCH.Clearnet	HUF	1,462,256		Receives	6-month HUF BUBOR	2.09		10/19/26	228,663
LCH.Clearnet	HUF	1,061,180		Receives	6-month HUF BUBOR	2.04		10/20/26	182,886
LCH.Clearnet	HUF	1,462,255		Receives	6-month HUF BUBOR	2.04		10/20/26	252,009
LCH.Clearnet	HUF	1,218,150		Receives	6-month HUF BUBOR	2.08		10/28/26	199,087
LCH.Clearnet	HUF	3,015,613		Receives	6-month HUF BUBOR	2.06		10/28/26	507,159
LCH.Clearnet	HUF	1,825,240		Receives	6-month HUF BUBOR	2.09		11/2/26	296,500
LCH.Clearnet	HUF	1,222,117		Receives	6-month HUF BUBOR	2.18		11/3/26	162,307
LCH.Clearnet	HUF	6,590,703		Receives	6-month HUF BUBOR	2.13		11/4/26	973,274
LCH.Clearnet	HUF	1,198,308		Receives	6-month HUF BUBOR	2.15		11/7/26	158,836
LCH.Clearnet	HUF	1,190,373		Receives	6-month HUF BUBOR	2.12		11/8/26	182,820
LCH.Clearnet	HUF	3,277,496		Receives	6-month HUF BUBOR	2.14		11/10/26	478,263
LCH.Clearnet	JPY	1,346,315		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	726,282
LCH.Clearnet	JPY	1,455,749		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	97,668
LCH.Clearnet	JPY	1,625,685		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	910,622
LCH.Clearnet	PLN	38,447		Pays	6-month PLN WIBOR	2.41		12/13/21	(64,103)
LCH.Clearnet	PLN	95,706		Pays	6-month PLN WIBOR	2.46		1/12/22	(129,863)
LCH.Clearnet	PLN	98,984		Pays	6-month PLN WIBOR	2.44		1/13/22	(164,084)
LCH.Clearnet	PLN	49,240		Pays	6-month PLN WIBOR	2.23		7/28/26	(701,112)
LCH.Clearnet	PLN	35,503		Pays	6-month PLN WIBOR	2.22		8/1/26	(591,126)
LCH.Clearnet	PLN	12,853		Pays	6-month PLN WIBOR	2.28		9/21/26	(205,591)
LCH.Clearnet	PLN	13,174		Pays	6-month PLN WIBOR	2.30		9/21/26	(204,989)
LCH.Clearnet	PLN	34,381		Pays	6-month PLN WIBOR	2.30		9/21/26	(534,974)
LCH.Clearnet	PLN	13,591		Pays	6-month PLN WIBOR	2.49		10/13/26	(158,877)
LCH.Clearnet	PLN	13,817		Pays	6-month PLN WIBOR	2.47		10/19/26	(168,669)
LCH.Clearnet	PLN	20,724		Pays	6-month PLN WIBOR	2.46		10/19/26	(257,484)
LCH.Clearnet	PLN	15,166		Pays	6-month PLN WIBOR	2.43		10/20/26	(198,490)
LCH.Clearnet	PLN	20,727		Pays	6-month PLN WIBOR	2.44		10/20/26	(265,422)
LCH.Clearnet	PLN	17,423		Pays	6-month PLN WIBOR	2.47		10/28/26	(214,596)
LCH.Clearnet	PLN	43,554		Pays	6-month PLN WIBOR	2.46		10/28/26	(545,894)
LCH.Clearnet	PLN	26,131		Pays	6-month PLN WIBOR	2.50		10/31/26	(305,953)
LCH.Clearnet	PLN	17,422		Pays	6-month PLN WIBOR	2.56		11/2/26	(181,745)
LCH.Clearnet	PLN	95,817		Pays	6-month PLN WIBOR	2.51		11/4/26	(1,096,845)
LCH.Clearnet	PLN	17,423		Pays	6-month PLN WIBOR	2.54		11/7/26	(190,307)
LCH.Clearnet	PLN	17,421		Pays	6-month PLN WIBOR	2.50		11/8/26	(205,600)
LCH.Clearnet	PLN	48,146		Pays	6-month PLN WIBOR	2.52		11/10/26	(552,204)
LCH.Clearnet(1)	USD	118,364		Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(175,531)
LCH.Clearnet	USD	8,222		Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	63,234
LCH.Clearnet	USD	15,520		Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(19,600)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	19,400		Pays	3-month USD-LIBOR-BBA	1.74%		7/31/20	$(24,665)
LCH.Clearnet	USD	20,736		Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	92,940
LCH.Clearnet	USD	22,053		Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(5,420)
LCH.Clearnet	USD	10,695		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	21,082
LCH.Clearnet	USD	11,461		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	22,592
LCH.Clearnet	USD	23,643		Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	54,879
LCH.Clearnet	USD	40,058		Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	105,332
LCH.Clearnet	USD	11,489		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(33,205)
LCH.Clearnet	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(77,608)
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(141,269)
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(16,761)
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(7,203)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(127,199)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(128,358)
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(108,192)
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(224,726)
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(100,578)
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(67,859)
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(234,926)
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(207,523)
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(416,525)
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(432,546)
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(510,205)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(393,622)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(258,451)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(350,314)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(337,733)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(336,558)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(346,430)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(503,949)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(450,142)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(460,680)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(456,069)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(1,214,148)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(1,016,185)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	11,280
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	55,036
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	19,128
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(292,523)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(399,796)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(518,947)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(522,403)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(601,039)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(123,656)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(278,120)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(200,933)
LCH.Clearnet(1)	USD	0	(4)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	17
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,415,993
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,585,042)

									$(9,926,672)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

(4)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$309,967
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	245,811
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	535,612
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	209,296
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	258,771
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	756,596
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	40,723
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	40,569
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	566,067
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	55,592
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	2,236,838
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	716,676
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	1,040,118
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	676,692
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(99,410)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(110,001)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(128,536)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	84,727
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	88,156
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	112,604

Counterparty	Notional Amount		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation Depreciation
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03%	8/2/20	$(228,828)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	118,195
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	100,341
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(38,825)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	19,337
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	15,882
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(26,782)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	14,529
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(132,928)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(102,828)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(98,595)
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	254,268
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	166,285
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	550,403
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	403,229
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	402,583
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	430,904
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	401,153
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(364,672)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(713,825)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	948,169
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	842,931
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	555,219
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	36,344
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	553,487
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	580,893
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	852,556
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	430,491
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	86,884
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	39,576

							$13,733,244

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Brazil	ICE Clear Credit	$10,070	1.00	%(1)	12/20/21	2.43%	$(636,832)	$896,727	$259,895
Markit CDX Emerging Markets Index	ICE Clear Credit	1,000	1.00	(1)	6/20/21	2.39	(54,400)	76,556	22,156
Mexico	ICE Clear Credit	10,437	1.00	(1)	12/20/21	1.64	(289,904)	313,434	23,530
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.28	18,278	11,674	29,952
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	2.04	(69,970)	91,278	21,308

Total		$28,267					$(1,032,828)	$1,389,669	$356,841

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Argentina	ICE Clear Credit	$15,200	5.00	%(1)	12/20/21	$(760,855)	$445,956	$(314,899)
Argentina	ICE Clear Credit	7,119	5.00	(1)	12/20/21	(356,350)	176,143	(180,207)
Argentina	ICE Clear Credit	10,000	5.00	(1)	12/20/21	(500,562)	332,304	(168,258)
Chile	ICE Clear Credit	5,421	1.00	(1)	12/20/21	(53,645)	22,732	(30,913)
Chile	ICE Clear Credit	5,530	1.00	(1)	12/20/21	(54,727)	23,203	(31,524)
Chile	ICE Clear Credit	6,405	1.00	(1)	12/20/21	(63,387)	14,910	(48,477)
Chile	ICE Clear Credit	10,370	1.00	(1)	12/20/21	(102,626)	48,337	(54,289)
Chile	ICE Clear Credit	8,200	1.00	(1)	12/20/21	(81,151)	19,088	(62,063)
Chile	ICE Clear Credit	16,394	1.00	(1)	12/20/21	(162,245)	76,417	(85,828)
Chile	ICE Clear Credit	41,500	1.00	(1)	12/20/21	(410,702)	82,578	(328,124)
Colombia	ICE Clear Credit	20,284	1.00	(1)	6/20/21	315,407	(1,081,880)	(766,473)
Colombia	ICE Clear Credit	8,120	1.00	(1)	6/20/21	126,262	(435,712)	(309,450)
Colombia	ICE Clear Credit	8,130	1.00	(1)	6/20/21	126,423	(448,715)	(322,292)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	94,818	(331,872)	(237,054)
Colombia	ICE Clear Credit	6,098	1.00	(1)	6/20/21	94,991	(310,470)	(215,479)
Colombia	ICE Clear Credit	8,730	1.00	(1)	12/20/21	205,579	(346,647)	(141,068)
Colombia	ICE Clear Credit	8,730	1.00	(1)	12/20/21	205,579	(346,647)	(141,068)
Colombia	ICE Clear Credit	10,912	1.00	(1)	12/20/21	256,962	(433,288)	(176,326)
Colombia	ICE Clear Credit	15,890	1.00	(1)	12/20/21	374,187	(571,716)	(197,529)
Colombia	ICE Clear Credit	19,643	1.00	(1)	12/20/21	462,564	(779,975)	(317,411)
Colombia	ICE Clear Credit	3,736	1.00	(1)	12/20/26	401,211	(426,852)	(25,641)
Italy	ICE Clear Credit	21,410	1.00	(1)	12/20/21	660,660	(387,207)	273,453
Italy	ICE Clear Credit	66,170	1.00	(1)	12/20/21	2,041,845	(1,198,041)	843,804
Italy	ICE Clear Credit	59,608	1.00	(1)	12/20/21	1,839,357	(1,132,902)	706,455
Mexico	ICE Clear Credit	16,230	1.00	(1)	6/20/21	342,900	(504,147)	(161,247)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	214,233	(336,492)	(122,259)
Mexico	ICE Clear Credit	10,140	1.00	(1)	6/20/21	214,233	(322,392)	(108,159)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	25,980	(68,679)	(42,699)
South Africa	ICE Clear Credit	4,600	1.00	(1)	3/20/20	52,190	(92,677)	(40,487)
South Africa	ICE Clear Credit	5,300	1.00	(1)	3/20/20	60,131	(103,458)	(43,327)
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	80,053	(111,735)	(31,682)

Total						$5,649,315	$(8,529,836)	$(2,880,521)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$49,432	1.00	%(1)	12/20/21	2.43%	$(3,126,107)	$4,380,326	$1,254,219
Brazil	Bank of America, N.A.	32,048	1.00	(1)	12/20/21	2.43	(2,026,733)	2,796,769	770,036
Brazil	Deutsche Bank AG	10,327	1.00	(1)	12/20/21	2.43	(653,085)	908,161	255,076
Mexico	Bank of America, N.A.	30,396	1.00	(1)	12/20/21	1.64	(844,296)	839,469	(4,827)
Mexico	Barclays Bank PLC	75,170	1.00	(1)	12/20/21	1.64	(2,087,964)	2,235,930	147,966
Mexico	BNP Paribas	62,860	1.00	(1)	12/20/21	1.64	(1,746,034)	1,873,768	127,734
Mexico	BNP Paribas	7,067	1.00	(1)	12/20/21	1.64	(196,297)	208,616	12,319
Mexico	BNP Paribas	38,480	1.00	(1)	12/20/21	1.64	(1,068,842)	1,079,190	10,348
Mexico	BNP Paribas	5,368	1.00	(1)	12/20/21	1.64	(149,104)	158,527	9,423
Mexico	Citibank, N.A.	5,266	1.00	(1)	12/20/21	1.64	(146,267)	150,829	4,562
Mexico	Goldman Sachs International	14,354	1.00	(1)	12/20/21	1.64	(398,705)	486,105	87,400
Mexico	Goldman Sachs International	21,233	1.00	(1)	12/20/21	1.64	(589,780)	597,664	7,884

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Barclays Bank PLC	$10,720	1.00	%(1)	6/20/21	0.65%	$169,520	$22,426	$191,946
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.65	186,441	21,586	208,027
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.06	(5,755)	96,377	90,622
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.06	(5,640)	94,562	88,922
Saudi Arabia	Barclays Bank PLC	2,530	1.00	(1)	6/20/21	1.18	(15,546)	54,016	38,470
Saudi Arabia	Goldman Sachs International	3,656	1.00	(1)	6/20/21	1.18	(22,281)	82,846	60,565
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.34	158,213	47,679	205,892
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.34	107,529	82,539	190,068
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.34	112,554	45,051	157,605
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.34	86,996	31,038	118,034
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.28	15,894	10,291	26,185
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.34	61,599	36,677	98,276
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.34	49,063	27,242	76,305
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.34	102,665	63,349	166,014
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.34	90,940	47,476	138,416
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.34	49,712	35,494	85,206
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.34	54,034	44,940	98,974
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.34	91,534	78,043	169,577
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.34	82,132	63,045	145,177
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.34	49,712	29,599	79,311
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.34	57,763	46,788	104,551
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.37	54,633	33,545	88,178
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.34	49,712	40,803	90,515
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.34	49,420	29,425	78,845
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.37	49,716	31,725	81,441
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.34	49,712	34,426	84,138
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.28	17,483	11,013	28,496
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.34	49,712	33,891	83,603
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.34	48,091	21,990	70,081
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.34	21,614	7,729	29,343
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.37	48,136	30,136	78,272
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	0.81	271,738	397,533	669,271
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	2.04	(761,249)	984,630	223,381
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	2.04	(323,936)	371,460	47,524
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.14	(1,227,127)	1,812,601	585,474
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.81	57,249	83,751	141,000
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	2.04	(809,839)	917,893	108,054
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	2.04	(323,936)	398,595	74,659
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	2.04	(87,786)	115,344	27,558
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	2.04	(223,515)	260,963	37,448

Total		$910,631					$(14,546,307)	$22,393,871	$7,847,564

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America, N.A.	$5,000	5.00	%(1)	12/20/21	$(250,281)	$155,517	$(94,764)
Argentina	Bank of America, N.A.	10,000	5.00	(1)	12/20/21	(500,562)	319,535	(181,027)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(42,065)	$(7,261)	$(49,326)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(61,951)	(19,554)	(81,505)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(50,781)	(17,070)	(67,851)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(85,580)	(26,178)	(111,758)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(31,235)	(9,080)	(40,315)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(36,528)	(10,619)	(47,147)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(204,130)	(165,708)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(204,371)	(165,949)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	38,422	(210,055)	(171,633)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	76,845	(407,903)	(331,058)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,149)	(23,758)	(38,907)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(57,871)	(186,206)	(244,077)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	12,751	(77,664)	(64,913)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	19,891	(108,510)	(88,619)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	23,462	(122,980)	(99,518)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	53,128	(323,154)	(270,026)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,362)	(17,605)	(28,967)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(37,872)	(60,043)	(97,915)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(22,112)	(45,994)	(68,106)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(29,170)	(60,665)	(89,835)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(30,877)	(89,271)	(120,148)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(18,221)	(69,448)	(87,669)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(90,560)	(340,800)	(431,360)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	14,111	(74,593)	(60,482)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	36,212	(200,084)	(163,872)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	85,006	(493,058)	(408,052)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	2,191	(8,158)	(5,967)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	13,098	(49,952)	(36,854)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(3,106)	(5,011)	(8,117)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,149)	(23,536)	(38,685)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(10,383)	(89,229)	(99,612)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	18,786	(102,482)	(83,696)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	28,987	(158,289)	(129,302)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	22,266	(85,203)	(62,937)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(46,874)	(135,520)	(182,394)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(20,248)	(77,235)	(97,483)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,491)	(15,767)	(26,258)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,081)	(19,416)	(31,497)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(29,828)	(48,764)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(30,406)	(49,342)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(22,198)	(64,796)	(86,994)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(19,218)	(76,508)	(95,726)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(43,062)	(157,006)	(200,068)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(40,053)	(163,241)	(203,294)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(36,012)	(70,041)	(106,053)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(293,139)	(610,877)	(904,016)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	368,043	(170,598)	197,445
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,044	(1,969)	2,075
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	412,532	(170,026)	242,506
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	372,087	(173,293)	198,794
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	368,043	(171,640)	196,403
Italy	Bank of America, N.A.	11,150	1.00	(1)	12/20/21	344,062	(256,139)	87,923
Italy	Citibank, N.A.	22,995	1.00	(1)	12/20/21	709,569	(673,176)	36,393
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	464,971	(722,372)	(257,401)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$7,552	5.00	%(1)	12/20/18	$(308,780)	$160,424	$(148,356)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(286,170)	137,510	(148,660)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(289,342)	37,779	(251,563)
Malaysia	Barclays Bank PLC	13,320	1.00	(1)	12/20/21	186,727	(136,764)	49,963
Malaysia	BNP Paribas	14,910	1.00	(1)	12/20/21	209,017	(129,225)	79,792
Malaysia	BNP Paribas	14,900	1.00	(1)	12/20/21	208,876	(142,645)	66,231
Malaysia	BNP Paribas	11,175	1.00	(1)	12/20/21	156,657	(124,888)	31,769
Malaysia	Goldman Sachs International	5,482	1.00	(1)	12/20/21	76,850	(50,034)	26,816
Malaysia	HSBC Bank USA, N.A.	40,003	1.00	(1)	12/20/21	560,784	(347,047)	213,737
Malaysia	JPMorgan Chase Bank, N.A.	9,310	1.00	(1)	12/20/21	130,513	(78,583)	51,930
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	143,694	(161,938)	(18,244)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	152,905	(148,468)	4,437
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(131,858)	62,911	(68,947)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(127,166)	67,904	(59,262)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(80,745)	40,750	(39,995)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(277,792)	140,221	(137,571)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(28,823)	20,506	(8,317)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(28,823)	19,319	(9,504)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(201,475)	81,541	(119,934)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(60,965)	24,967	(35,998)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(66,889)	(71,475)	(138,364)
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	(188,805)	(151,291)	(340,096)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(226,456)	(234,691)	(461,147)
Qatar	Barclays Bank PLC	40,936	1.00	(1)	12/20/21	(382,607)	114,198	(268,409)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(15,060)	25,485	10,425
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	48,796	9,145	57,941
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	19,543	20,516	40,059
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(28,873)	14,519	(14,354)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(108,718)	71,554	(37,164)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(28,873)	13,684	(15,189)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(66,073)	31,315	(34,758)
Qatar	Deutsche Bank AG	3,070	1.00	(1)	6/20/21	(35,457)	(12,843)	(48,300)
Qatar	Deutsche Bank AG	3,140	1.00	(1)	6/20/21	(36,265)	(22,305)	(58,570)
Qatar	Deutsche Bank AG	6,290	1.00	(1)	6/20/21	(72,646)	(35,515)	(108,161)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(35,296)	16,736	(18,560)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(70,270)	28,047	(42,223)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(138)	(98)	(236)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(22,894)	(30,451)	(53,345)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(134,329)	(121,547)	(255,876)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	17,499	(8,702)	8,797
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	25,967	2,019	27,986
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(29,360)	13,138	(16,222)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(27,474)	19,573	(7,901)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(33,711)	15,510	(18,201)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(55,353)	29,337	(26,016)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(22,140)	9,059	(13,081)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(55,510)	23,431	(32,079)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	80,842	25,170	106,012
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	43,729	(22,036)	21,693
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(948,162)	515,559	(432,603)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	41,861	(84,199)	(42,338)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$5,575	1.00	%(1)	9/20/20	$114,764	$(88,679)	$26,085
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	425,201	(254,129)	171,072
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	129,137	(84,658)	44,479
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,958,233	(1,168,481)	789,752
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,393,101	(920,612)	472,489
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,076,761	(679,387)	397,374
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,330,903	(1,106,587)	224,316
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	41,861	(97,331)	(55,470)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(62,537)	(5,809)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(71,225)	(14,497)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	56,728	(101,889)	(45,161)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	160,106	(307,222)	(147,116)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	247,027	(340,869)	(93,842)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	300,569	(178,974)	121,595
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	183,695	(115,935)	67,760
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	725,643	(518,033)	207,610
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	607,266	(464,979)	142,287
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,125,583	(812,663)	312,920
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	725,643	(532,253)	193,390
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	57,862	(69,953)	(12,091)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	52,190	(76,759)	(24,569)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	80,053	(112,996)	(32,943)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	160,106	(299,888)	(139,782)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	425,201	(270,193)	155,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	193,706	(129,350)	64,356
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	261,527	(214,642)	46,885
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	668,796	(577,410)	91,386
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	114,764	(87,878)	26,886
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	113,221	(105,296)	7,925
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	29,849	(27,786)	2,063
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	257,319	(258,265)	(946)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	325,470	(201,974)	123,496
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,132,940	(940,214)	192,726
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,016,569	(840,024)	176,545
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	433,835	(274,658)	159,177
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	200,713	(129,130)	71,583
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	714,942	(575,002)	139,940
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	581,776	(458,277)	123,499
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	529,415	(400,480)	128,935
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	34,552	(95,244)	(60,692)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	30,499	(100,897)	(70,398)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	57,862	(68,723)	(10,861)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	56,728	(69,786)	(13,058)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	58,997	(100,297)	(41,300)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	80,053	(109,207)	(29,154)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	80,053	(154,831)	(74,778)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	595,228	(421,590)	173,638
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	267,518	(174,642)	92,876
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	512,589	(397,380)	115,209
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(241,612)	(121,793)	(363,405)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(120,371)	(209,851)	(330,222)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(184,309)	(42,840)	(227,149)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$10,000	1.00	%(1)	6/20/20	$(161,074)	$(287,773)	$(448,847)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(118,958)	(262,800)	(381,758)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(75,160)	(186,437)	(261,597)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(708,901)	(1,785,041)	(2,493,942)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(40,419)	(44,177)	(84,596)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(184,309)	(97,822)	(282,131)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(80,247)	(102,802)	(183,049)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(148,740)	(74,546)	(223,286)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(161,074)	(180,554)	(341,628)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(224,699)	(334,178)	(558,877)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(205,090)	(442,887)	(647,977)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(382,547)	(963,270)	(1,345,817)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(80,537)	(145,052)	(225,589)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(137,110)	(309,357)	(446,467)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(80,247)	(100,099)	(180,346)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(240,742)	(594,915)	(835,657)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(126,147)	—	(126,147)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(60,224)	—	(60,224)

Total						$15,251,743	$(29,505,043)	$(14,253,300)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $938,898,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

AMD	-	Armenian Dram

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $52,208,256 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$210,270	$14,845,493
Options written	215,595	1,682,041
Options exercised	(139,880)	(12,412,932)
Options expired	(178,090)	(3,051,836)

Outstanding, end of period	$107,895	$1,062,766

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(350,960)

Total		$—	$(350,960)

Credit	Credit Default Swaps	$27,803,138	$(27,097,702)
Credit	Credit Default Swaps (Centrally Cleared)*	2,180,553	(4,704,233)

Total		$29,983,691	$(31,801,935)

Equity Price	Futures Contracts*	$—	$(151,908)
Equity Price	Options Purchased	13,572,215	—

Total		$13,572,215	$(151,908)

Foreign Exchange	Currency Options Purchased	$16,691,477	$—
Foreign Exchange	Currency Options Written	—	(61,608)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	84,524,123	(125,526,618)

Total		$101,215,600	$(125,588,226)

Interest Rate	Futures Contracts*	$4,307,115	$(501,370)
Interest Rate	Interest Rate Swaps	15,778,474	(2,045,230)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	11,649,121	(21,575,793)

Total		$31,734,710	$(24,122,393)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/18/17	2/3/17	(0.20)%	HUF	6,522,804,800	$22,715,556	$22,737,508
JPMorgan Chase Bank, N.A.	1/23/17	2/8/17	(0.30)%	HUF	3,928,082,900	$13,679,481	$13,709,380
JPMorgan Chase Bank, N.A.	1/23/17	2/8/17	(0.30)%	HUF	2,873,961,000	$10,008,520	$10,031,254

HUF	-	Hungarian Forint

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio's investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,719,616,352

Gross unrealized appreciation	$137,292,861
Gross unrealized depreciation	(303,847,462)

Net unrealized depreciation	$(166,554,601)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$3,733,497,992		$—	$3,733,497,992
Foreign Corporate Bonds	—	50,058,034		—	50,058,034
Sovereign Loans (Less Unfunded Loan Commitments)	—	16,987,425		55,017,361	72,004,786
Corporate Bonds & Notes	—	567,496		—	567,496
Collateralized Mortgage Obligations	—	33,849,675		—	33,849,675
Mortgage Pass-Throughs	—	290,270,617		—	290,270,617
U.S. Treasury Obligations	—	282,781,004		—	282,781,004
Common Stocks	53,149,931	33,842,415	**	—	86,992,346
Currency Options Purchased	—	16,691,477		—	16,691,477
Call Options Purchased	—	9,435,140		—	9,435,140
Put Options Purchased	4,137,075	—		—	4,137,075
Short-Term Investments -
Foreign Government Securities	—	66,241,549		—	66,241,549
U.S. Treasury Obligations	—	88,977,824		—	88,977,824
Repurchase Agreements	—	65,447,211		—	65,447,211
Other	—	718,893,973		—	718,893,973
Total Investments	$57,287,006	$5,407,541,832		$55,017,361	$5,519,846,199
Forward Foreign Currency Exchange Contracts	$—	$84,524,123		$—	$84,524,123
Futures Contracts	4,307,115	—		—	4,307,115
Swap Contracts	—	63,444,576		—	63,444,576
Total	$61,594,121	$5,555,510,531		$55,017,361	$5,672,122,013

Liability Description	Level 1	Level 2	Level 3*	Total
Currency Options Written	$—	$(61,608)	$—	$(61,608)
Securities Sold Short	—	(18,070,016)	—	(18,070,016)
Forward Foreign Currency Exchange Contracts	—	(125,526,618)	—	(125,526,618)
Futures Contracts	(852,330)	(151,908)	—	(1,004,238)
Swap Contracts	—	(54,316,081)	—	(54,316,081)
Total	$(852,330)	$(198,126,231)	$—	$(198,978,561)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2017 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $1,848,050,770 and the Fund owned 79.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	36,965	$44,082,026

Total Albania			$44,082,026

Argentina — 1.6%
Provincia de Buenos Aires, 3.00% to 11/1/17, 5/1/20(1)(2)	EUR	180	$191,765
Republic of Argentina, 0.75%, 6/9/17	USD	7,210	7,143,235
Republic of Argentina, 0.75%, 9/21/17	USD	6,642	6,537,666
Republic of Argentina, 2.40%, 3/18/18	USD	3,036	2,996,584
Republic of Argentina, 15.50%, 10/17/26	ARS	331,488	21,458,817

Total Argentina			$38,328,067

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	17,846	$18,760,964

Total Armenia			$18,760,964

Australia — 2.2%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	79,300	$51,705,742

Total Australia			$51,705,742

Barbados — 0.9%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	20,119	$15,491,630
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,039	2,340,030
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,128	1,977,231

Total Barbados			$19,808,891

Belarus — 0.9%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	19,979	$20,672,271

Total Belarus			$20,672,271

Croatia — 0.5%
Croatia, 3.00%, 3/11/25(1)	EUR	11,056	$11,922,847

Total Croatia			$11,922,847

Cyprus — 5.9%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	43,467	$48,659,926
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	20,689	23,495,127
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	57,274	66,155,178

Total Cyprus			$138,310,231

Dominican Republic — 3.8%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,534,298
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,350,200	29,402,376
Dominican Republic, 13.50%, 8/4/17(1)	DOP	90,800	1,982,247
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	22,799,248
Dominican Republic, 15.00%, 4/5/19(1)	DOP	532,900	12,621,286
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,776,311

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	$5,183,135
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	8,038,279
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,649,806

Total Dominican Republic			$88,986,986

Ecuador — 3.5%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	39,417	$39,219,915
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	19,553	19,455,235
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	14,221	15,607,547
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	6,358	6,977,905

Total Ecuador			$81,260,602

El Salvador — 1.9%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$3,609,181
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	17,931	15,824,108
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	500	503,750
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	8,000	7,076,720
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	12,746	12,809,730
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	4,964	4,790,260

Total El Salvador			$44,613,749

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$121,545
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,500	927,876
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	723,854
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	244,745
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,061,834
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	3,387,315
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	858,843

Total Georgia			$7,326,012

Greece — 0.9%
Hellenic Republic Government Bond, 4.75%, 4/17/19(1)(3)	EUR	22,037	$21,953,644

Total Greece			$21,953,644

Honduras — 1.1%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,345	$9,326,310
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	4,052	4,412,912
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	9,757	10,974,283

Total Honduras			$24,713,505

Iceland — 4.4%
Housing Financing Fund, 3.75%, 4/15/34(4)	ISK	196,180	$1,140,091
Housing Financing Fund, 3.75%, 6/15/44(4)	ISK	426,245	2,604,568
Republic of Iceland, 5.00%, 11/15/28	ISK	275,023	2,351,620
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	5,566,412
Republic of Iceland, 6.50%, 1/24/31	ISK	4,574,729	43,368,310
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,702,049
Republic of Iceland, 8.00%, 6/12/25	ISK	2,975,885	26,031,626
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,010,203

Total Iceland			$102,774,879

2

Security	Principal Amount (000’s omitted)		Value
Indonesia — 1.7%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	117,512,000	$8,889,777
Indonesia Government Bond, 8.75%, 5/15/31	IDR	396,320,000	31,247,024

Total Indonesia			$40,136,801

Kenya — 1.0%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,458,805
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	788,815
Republic of Kenya, 5.875%, 6/24/19(1)	USD	18,430	19,122,968

Total Kenya			$23,370,588

Lebanon — 0.6%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	12,795	$12,907,596
Lebanese Republic, 5.15%, 11/12/18(1)	USD	2,112	2,124,081

Total Lebanon			$15,031,677

Macedonia — 5.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	25,704	$28,256,905
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	34,257	37,659,384
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	29,026	33,204,487
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	15,035	17,199,389

Total Macedonia			$116,320,165

Mexico — 0.1%
United Mexican States, 3.375%, 2/23/31	EUR	1,754	$1,892,983
United Mexican States, 3.625%, 4/9/29	EUR	1,035	1,185,948

Total Mexico			$3,078,931

New Zealand — 1.5%
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	24,775	$18,394,909
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	20,713	16,747,964

Total New Zealand			$35,142,873

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	5,916	$5,993,736

Total Nigeria			$5,993,736

Russia — 5.2%
Russia Government Bond, 7.75%, 9/16/26	RUB	429,300	$6,990,414
Russia Government Bond, 8.50%, 9/17/31	RUB	6,665,733	113,468,716

Total Russia			$120,459,130

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	18,359	$18,256,887

Total Rwanda			$18,256,887

Serbia — 7.4%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	9,407,260	$82,782,005
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	17,580,436
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	357,870	3,291,905
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	145,850	1,347,049
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,030,677
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,029,560	52,418,185
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	87,500	922,896

Total Serbia			$173,373,153

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 8.0%
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	5,868	$5,876,221
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	4,983,550	31,336,960
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	728,499
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,298,093
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,309,439
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	100,000	596,112
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,299,740	14,121,397
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,264,648
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,785,900	10,678,863
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	2,916,500	17,218,958
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	162,930	1,059,317
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,568,000	10,131,593
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,390,000	8,810,393
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,689,720	10,697,073
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,104,132
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	611,867
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,151,870	19,189,569
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	553,000	3,269,002
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	287,580	1,815,405
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	237,000	1,504,268
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,273,000	7,916,994
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,687,260	10,424,587

Total Sri Lanka			$185,963,390

Suriname — 1.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	31,100	$31,461,382

Total Suriname			$31,461,382

Tanzania — 3.1%
United Republic of Tanzania, 7.25%, 3/9/20(1)(5)	USD	68,014	$71,813,626

Total Tanzania			$71,813,626

Thailand — 1.1%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	925,091	$24,623,809

Total Thailand			$24,623,809

Turkey — 1.2%
Republic of Turkey, 4.875%, 10/9/26	USD	29,845	$27,878,543

Total Turkey			$27,878,543

Zambia — 0.8%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	19,770	$17,894,123

Total Zambia			$17,894,123

Total Foreign Government Bonds (identified cost $1,621,805,424)			$1,626,019,230

4

Foreign Corporate Bonds — 1.3%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	10,300	$10,248,500

Total Azerbaijan			$10,248,500

Croatia — 0.4%
Agrokor d.d., 9.125%, 2/1/20(1)	EUR	9,816	$9,263,346

Total Croatia			$9,263,346

Georgia — 0.5%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,382,498
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	4,119	4,345,545

Total Georgia			$10,728,043

Iceland — 0.0%(6)
Central Bank of Iceland, 1.00%, 6/2/17	ISK	6,756	$36,013

Total Iceland			$36,013

Total Foreign Corporate Bonds (identified cost $33,614,949)			$30,275,902

Sovereign Loans — 1.0%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.86%, Maturing August 1, 2021(7)(8)(9)		$9,700	$9,284,763

Total Ethiopia			$9,284,763

Kenya — 0.6%
Government of Kenya, Term Loan, 6.50%, Maturing October 28, 2017(8)		$14,420	$14,383,950

Total Kenya			$14,383,950

Total Sovereign Loans (identified cost $23,491,611)			$23,668,713

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.333%, 3/15/34(10)(11)		$2,523	$519,868
Series 3572, (Interest Only), Class JS, 6.033%, 9/15/39(10)(11)		4,300	619,381
Series 3586, (Interest Only), Class GS, 5.483%, 10/15/39(10)(11)		5,174	887,965

			$2,027,214

5

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 5.729%, 10/25/35(10)(11)	$8,036	$1,466,020
Series 2006-56, (Interest Only), Class CS, 6.439%, 7/25/36(10)(11)	3,661	736,762
Series 2006-72, (Interest Only), Class GI, 5.809%, 8/25/36(10)(11)	11,649	2,104,296
Series 2006-96, (Interest Only), Class SM, 6.479%, 10/25/36(10)(11)	7,690	1,418,865
Series 2007-36, (Interest Only), Class SG, 5.829%, 4/25/37(10)(11)	5,362	933,821
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(11)	1,071	44,234
Series 2010-109, (Interest Only), Class PS, 5.829%, 10/25/40(10)(11)	6,045	1,105,286
Series 2010-147, (Interest Only), Class KS, 5.179%, 1/25/41(10)(11)	5,520	794,544

		$8,603,828

Total Collateralized Mortgage Obligations (identified cost $6,906,678)		$10,631,042

Common Stocks — 2.5%

Security	Shares	Value
Iceland — 1.9%
Eimskipafelag Islands HF	2,347,670	$6,429,879
Hagar HF	14,115,255	6,273,719
HB Grandi HF	14,033,996	3,417,280
Icelandair Group HF	41,806,480	8,020,515
Marel HF	3,355,689	7,792,411
Reginn HF(12)	14,691,738	3,315,988
Reitir Fasteignafelag HF	8,366,555	6,609,284
Siminn HF(12)	120,543,840	3,254,406

Total Iceland		$45,113,482

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	32,962,666	$13,465,028

Total Singapore		$13,465,028

Total Common Stocks (identified cost $57,578,991)		$58,578,510

Currency Options Purchased — 1.0%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	31,189	SEK	9.55	5/2/17	$654,550
Call SEK/Put EUR	BNP Paribas	EUR	31,190	SEK	9.49	5/16/17	549,286
Call SEK/Put EUR	Citibank, N.A.	EUR	62,880	SEK	9.53	4/27/17	1,210,146
Call SEK/Put EUR	Citibank, N.A.	EUR	31,439	SEK	9.45	5/23/17	482,197
Call SEK/Put EUR	Citibank, N.A.	EUR	15,720	SEK	9.45	5/23/17	241,106
Call SEK/Put EUR	Goldman Sachs International	EUR	30,686	SEK	9.45	4/27/17	413,903
Call SEK/Put EUR	Goldman Sachs International	EUR	62,377	SEK	9.44	5/1/17	805,405
Call SEK/Put EUR	Goldman Sachs International	EUR	31,189	SEK	9.50	5/17/17	567,213
Put CNH/Call USD	BNP Paribas	USD	95,817	CNH	6.85	5/4/17	1,744,732

6

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	109,700	CNH	6.90	11/2/17	$3,853,761
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	131,264	CNH	6.89	8/3/17	3,541,503
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	119,270	CNH	6.74	3/7/17	2,367,629
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	113,275	CNH	6.85	5/4/17	2,077,010
Put CNH/Call USD	Standard Chartered Bank	USD	89,000	CNH	6.82	4/19/17	1,626,119
Put CNH/Call USD	Standard Chartered Bank	USD	27,427	CNH	6.47	6/15/17	1,946,467
Put CNH/Call USD	Standard Chartered Bank	USD	25,590	CNH	6.47	6/15/17	1,823,159

Total Currency Options Purchased (identified cost $16,712,249)							$23,904,186

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	492	JPY	21,000.00	3/12/21	$7,672,874

Total Call Options Purchased (identified cost $5,324,361)						$7,672,874

Put Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded	1,100	USD	2,265.00	3/17/17	$1,622,500
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded	550	USD	2,260.00	6/16/17	1,828,750

Total Put Options Purchased (identified cost $3,871,074)						$3,451,250

Short-Term Investments — 18.7%

Foreign Government Securities — 1.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,253	$1,179,228
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,185	2,223,272

Total Georgia			$3,402,500

Iceland — 1.5%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	689,150	$3,672,607

7

Security	Principal Amount (000’s omitted)		Value
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	2,521,290	$13,416,324
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	2,289,635	12,182,419
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	928,890	4,937,673

Total Iceland			$34,209,023

Total Foreign Government Securities (identified cost $38,552,954)			$37,611,523

U.S. Treasury Obligations — 2.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/16/17(13)(14)		$20,500	$20,496,228
U.S. Treasury Bill, 0.00%, 3/2/17(13)(14)		35,000	34,986,560

Total U.S. Treasury Obligations (identified cost $55,461,795)			$55,482,788

Repurchase Agreements — 0.2%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/11/17 with a maturity date of 2/15/17, an interest rate of 0.61% payable by the Portfolio and repurchase proceeds of EUR 4,701,685, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,919,890.	EUR	4,704	$5,078,308

Total Repurchase Agreements (identified cost $4,974,106)			$5,078,308

Other — 14.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(15)		338,596,510	$338,630,369

Total Other (identified cost $338,645,971)			$338,630,369

Total Short-Term Investments (identified cost $437,634,826)			$436,802,988

Total Investments — 95.2% (identified cost $2,206,940,163)			$2,221,004,695

8

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date		Value
Put CNH/Call USD	Australia and New Zealand Banking Group Limited	USD	28,190	CNH	6.74	3/7/17		$(559,600)
Put CNH/Call USD	Citibank, N.A.	USD	109,700	CNH	6.90	11/2/17		(3,853,761)
Put CNH/Call USD	HSBC Bank USA, N.A.	USD	116,653	CNH	6.89	8/3/17		(3,147,298)
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	91,080	CNH	6.74	3/7/17		(1,808,029)
Put CNH/Call USD	Standard Chartered Bank	USD	84,801	CNH	6.82	4/19/17		(1,549,404)

Total Currency Options Written (premiums received $13,188,616)								$(10,918,092)

Securities Sold Short — (0.2)%

Foreign Government Bonds — (0.2)%
Security						Principal Amount (000’s omitted)		Value
Spain — (0.2)%
Spain Government Bond, 4.60%, 7/30/19						EUR	(4,000)	$(4,818,671)

Total Spain								$(4,818,671)

Total Foreign Government Bonds (proceeds $5,115,551)								$(4,818,671)

Total Securities Sold Short (proceeds $5,115,551)								$(4,818,671)

Other Assets, Less Liabilities — 5.5%								$126,577,649

Net Assets — 100.0%								$2,331,845,581

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $864,992,596 or 37.1% of the Portfolio’s net assets.

(2)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $109,339,129 or 4.7% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	Amount is less than 0.05%.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2017.

9

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(11)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Non-income producing.

(13)	All or a portion of the security is held by a wholly-owned subsidiary.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $526,550.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	60,042,000	USD	45,927,195	Deutsche Bank AG	2/1/17	$214,592	$—
CAD	3,059,000	USD	2,329,919	Deutsche Bank AG	2/1/17	20,897	—
EUR	34,610,000	USD	37,001,551	Deutsche Bank AG	2/1/17	359,936	—
EUR	13,884,000	USD	14,843,384	Deutsche Bank AG	2/1/17	144,390	—
EUR	9,661,000	USD	10,328,575	Deutsche Bank AG	2/1/17	100,472	—
EUR	9,661,000	USD	10,545,851	Deutsche Bank AG	2/1/17	—	(116,804)
EUR	19,510,000	USD	21,292,434	Deutsche Bank AG	2/1/17	—	(231,393)
EUR	28,984,000	USD	31,638,645	Deutsche Bank AG	2/1/17	—	(350,424)
USD	46,842,523	CAD	63,101,000	Deutsche Bank AG	2/1/17	—	(1,650,081)
USD	10,359,886	EUR	9,661,000	Deutsche Bank AG	2/1/17	—	(69,161)
USD	10,328,575	EUR	9,661,000	Deutsche Bank AG	2/1/17	—	(100,472)
USD	14,849,049	EUR	13,884,000	Deutsche Bank AG	2/1/17	—	(138,726)
USD	20,858,141	EUR	19,510,000	Deutsche Bank AG	2/1/17	—	(202,899)
USD	30,986,794	EUR	28,984,000	Deutsche Bank AG	2/1/17	—	(301,427)
USD	36,996,394	EUR	34,610,000	Deutsche Bank AG	2/1/17	—	(365,093)
TWD	450,662,000	USD	13,980,518	Goldman Sachs International	2/2/17	396,500	—
TWD	450,662,000	USD	14,385,278	Goldman Sachs International	2/2/17	—	(8,261)
TWD	400,982,000	USD	12,429,696	Standard Chartered Bank	2/2/17	362,430	—
TWD	400,982,000	USD	12,799,477	Standard Chartered Bank	2/2/17	—	(7,350)
USD	14,385,278	TWD	450,662,000	Goldman Sachs International	2/2/17	8,261	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(977,618)
USD	12,799,477	TWD	400,982,000	Standard Chartered Bank	2/2/17	7,350	—
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	—	(862,044)
RON	39,145,000	EUR	8,688,270	BNP Paribas	2/3/17	20,866	—
USD	19,218,093	ZAR	264,527,440	JPMorgan Chase Bank, N.A.	2/3/17	—	(409,588)
ZAR	264,527,440	USD	19,147,842	JPMorgan Chase Bank, N.A.	2/3/17	479,839	—
KES	1,551,941,000	USD	14,668,629	Citibank, N.A.	2/6/17	272,869	—
RUB	3,911,546,465	USD	59,892,916	BNP Paribas	2/6/17	5,104,995	—
RUB	1,994,609,215	USD	30,902,614	BNP Paribas	2/6/17	2,241,677	—
RUB	1,093,070,000	USD	17,032,645	BNP Paribas	2/6/17	1,130,828	—
RUB	622,328,370	USD	9,772,361	Citibank, N.A.	2/6/17	568,829	—
RUB	1,330,730,000	USD	20,777,560	Goldman Sachs International	2/6/17	1,335,093	—
USD	4,970,485	KES	517,179,000	Citibank, N.A.	2/6/17	—	(8,718)
USD	4,970,495	KES	517,180,000	Citibank, N.A.	2/6/17	—	(8,718)
USD	4,974,358	KES	517,582,000	Citibank, N.A.	2/6/17	—	(8,724)

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,246,769	RUB	1,686,531,256	Bank of America, N.A.	2/6/17	$221,790	$—
USD	6,877,869	RUB	410,657,263	Bank of America, N.A.	2/6/17	54,004	—
USD	1,027,149	RUB	66,644,000	BNP Paribas	2/6/17	—	(80,270)
USD	27,828,145	RUB	1,796,167,636	BNP Paribas	2/6/17	—	(2,018,655)
USD	60,078,702	RUB	3,923,679,928	BNP Paribas	2/6/17	—	(5,120,831)
USD	80,654,581	RUB	4,795,673,000	Citibank, N.A.	2/6/17	965,197	—
USD	31,317,929	RUB	1,994,404,000	Citibank, N.A.	2/6/17	—	(1,822,952)
USD	25,590,013	RUB	1,522,204,000	Credit Suisse International	2/6/17	295,649	—
USD	6,230,972	RUB	370,645,000	Credit Suisse International	2/6/17	71,988	—
USD	23,489,384	RUB	1,400,741,744	Deutsche Bank AG	2/6/17	213,350	—
USD	5,719,483	RUB	341,069,737	Deutsche Bank AG	2/6/17	51,949	—
USD	26,365,326	RUB	1,565,069,465	Goldman Sachs International	2/6/17	358,669	—
USD	6,419,740	RUB	381,081,535	Goldman Sachs International	2/6/17	87,333	—
EUR	19,463,521	USD	21,315,475	Standard Chartered Bank	2/8/17	—	(300,438)
USD	22,402,893	CLP	14,742,000,000	Standard Chartered Bank	2/8/17	—	(317,329)
USD	68,923,448	EUR	63,023,503	Standard Chartered Bank	2/8/17	876,087	—
USD	42,547,725	EUR	38,885,845	Standard Chartered Bank	2/8/17	562,132	—
USD	1,909,636	EUR	1,769,410	Standard Chartered Bank	2/8/17	—	(821)
USD	2,258,867	EUR	2,094,258	Standard Chartered Bank	2/8/17	—	(2,333)
USD	324,465	EUR	303,963	Standard Chartered Bank	2/8/17	—	(3,728)
USD	1,899,457	EUR	1,769,412	Standard Chartered Bank	2/8/17	—	(11,002)
USD	9,517,272	EUR	8,847,063	Standard Chartered Bank	2/8/17	—	(35,026)
COP	74,599,700,000	USD	24,295,620	BNP Paribas	2/9/17	1,178,027	—
TWD	140,780,000	USD	4,254,715	BNP Paribas	2/10/17	244,918	—
TWD	227,328,000	USD	7,046,745	BNP Paribas	2/10/17	219,148	—
TWD	268,645,000	USD	8,327,495	Goldman Sachs International	2/10/17	258,978	—
TWD	140,490,000	USD	4,249,546	Goldman Sachs International	2/10/17	240,817	—
USD	11,034,743	TWD	368,108,000	BNP Paribas	2/10/17	—	(730,782)
USD	12,260,931	TWD	409,135,000	Goldman Sachs International	2/10/17	—	(815,906)
CNH	66,987,000	USD	9,971,568	Citibank, N.A.	2/16/17	—	(173,696)
CNH	13,869,949	USD	2,007,083	Standard Chartered Bank	2/16/17	21,609	—
CNH	14,359,000	USD	2,146,819	Standard Chartered Bank	2/16/17	—	(46,596)
CNH	103,796,051	USD	15,450,669	Standard Chartered Bank	2/16/17	—	(268,912)
USD	9,759,889	CNH	66,987,000	Citibank, N.A.	2/16/17	—	(37,983)
USD	19,236,233	CNH	132,025,000	Standard Chartered Bank	2/16/17	—	(74,440)
SEK	198,297,742	EUR	20,937,692	Morgan Stanley & Co. International PLC	2/17/17	70,168	—
RUB	2,263,000,000	USD	36,173,274	Deutsche Bank AG	2/21/17	1,373,360	—
USD	8,269,273	AUD	11,100,336	BNP Paribas	2/21/17	—	(145,370)
USD	6,223,669	AUD	8,437,329	BNP Paribas	2/21/17	—	(172,274)
USD	13,622,101	NZD	19,328,435	Citibank, N.A.	2/21/17	—	(550,968)
USD	20,179,431	RUB	1,262,425,196	Deutsche Bank AG	2/21/17	—	(766,136)
USD	49,153,318	ZAR	715,254,500	JPMorgan Chase Bank, N.A.	2/21/17	—	(3,751,491)
ZAR	715,254,500	USD	51,601,941	JPMorgan Chase Bank, N.A.	2/21/17	1,302,868	—
MXN	793,170,000	USD	38,458,965	BNP Paribas	2/23/17	—	(537,127)
RSD	1,573,689,000	EUR	12,665,505	Citibank, N.A.	2/23/17	121	—
USD	3,369,164	EUR	3,085,824	Goldman Sachs International	2/23/17	35,478	—
USD	36,595,460	MXN	793,170,000	BNP Paribas	2/23/17	—	(1,326,378)
TWD	343,056,000	USD	10,643,996	BNP Paribas	2/24/17	362,324	—
TWD	491,339,000	USD	15,292,219	Citibank, N.A.	2/24/17	471,488	—
USD	10,220,647	TWD	343,056,000	BNP Paribas	2/24/17	—	(785,674)
USD	9,934,814	TWD	333,313,000	Citibank, N.A.	2/24/17	—	(758,920)
USD	4,796,807	TWD	158,026,000	Deutsche Bank AG	2/24/17	—	(273,167)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	1,673,674,452	USD	25,391,559	Bank of America, N.A.	2/27/17	$2,360,291	$—
RUB	1,514,091,548	USD	22,874,929	Bank of America, N.A.	2/27/17	2,230,815	—
RUB	1,508,231,000	USD	22,935,386	Bank of America, N.A.	2/27/17	2,073,182	—
USD	42,855,770	EUR	40,510,994	Deutsche Bank AG	2/27/17	—	(915,825)
USD	94,066,541	RUB	5,690,793,363	Credit Suisse International	2/27/17	—	(294,729)
RON	70,634,865	EUR	15,649,688	BNP Paribas	2/28/17	58,085	—
RON	24,017,000	EUR	5,309,971	BNP Paribas	2/28/17	31,826	—
USD	11,345,282	RUB	683,458,700	BNP Paribas	2/28/17	13,740	—
USD	1,883,237	RUB	113,465,000	Deutsche Bank AG	2/28/17	2,021	—
RON	57,580,000	EUR	12,740,347	Deutsche Bank AG	3/2/17	64,991	—
RUB	941,354,000	USD	14,518,106	Bank of America, N.A.	3/2/17	1,086,084	—
RUB	4,627,092,000	USD	71,096,449	Credit Suisse International	3/2/17	5,603,735	—
USD	35,403,968	RUB	2,142,051,937	Credit Suisse International	3/2/17	—	(103,383)
NZD	1,732,604	USD	1,246,236	JPMorgan Chase Bank, N.A.	3/6/17	23,730	—
NZD	1,717,138	USD	1,240,811	JPMorgan Chase Bank, N.A.	3/6/17	17,819	—
RON	53,790,499	EUR	11,938,057	Bank of America, N.A.	3/6/17	20,473	—
RON	7,912,500	EUR	1,755,213	Bank of America, N.A.	3/6/17	3,938	—
SGD	32,289,000	USD	22,676,133	Bank of America, N.A.	3/6/17	241,034	—
USD	390,516	EUR	363,281	Goldman Sachs International	3/6/17	—	(2,137)
USD	380,239	EUR	354,112	Goldman Sachs International	3/6/17	—	(2,503)
USD	676,279	EUR	630,581	Goldman Sachs International	3/6/17	—	(5,285)
USD	2,323,694	EUR	2,169,550	Goldman Sachs International	3/6/17	—	(21,268)
USD	2,774,854	EUR	2,601,274	Goldman Sachs International	3/6/17	—	(36,737)
USD	112,581,168	EUR	105,161,007	Goldman Sachs International	3/6/17	—	(1,082,304)
USD	30,658,618	NZD	43,494,188	JPMorgan Chase Bank, N.A.	3/6/17	—	(1,221,800)
USD	5,625,406	SGD	8,039,268	Bank of America, N.A.	3/6/17	—	(80,477)
USD	44,114,758	SGD	63,044,400	Bank of America, N.A.	3/6/17	—	(631,103)
IDR	120,653,585,000	USD	8,787,588	BNP Paribas	3/7/17	225,996	—
IDR	63,469,115,000	USD	4,632,782	Standard Chartered Bank	3/7/17	108,761	—
RON	58,714,500	EUR	13,023,068	Deutsche Bank AG	3/7/17	30,472	—
RON	41,144,000	EUR	9,132,963	Deutsche Bank AG	3/7/17	13,689	—
RUB	709,030,000	USD	10,897,168	Citibank, N.A.	3/7/17	834,386	—
RUB	739,375,000	USD	11,371,501	Credit Suisse International	3/7/17	862,139	—
RUB	2,455,815,000	USD	37,806,780	Deutsche Bank AG	3/7/17	2,826,939	—
USD	63,953,264	RUB	3,871,685,215	Deutsche Bank AG	3/7/17	—	(107,330)
AUD	14,490,000	USD	10,780,415	Goldman Sachs International	3/8/17	199,865	—
EUR	12,691,040	USD	13,574,717	Standard Chartered Bank	3/8/17	143,954	—
KES	166,744,000	USD	1,582,762	ICBC Standard Bank plc	3/8/17	13,337	—
RON	83,558,000	EUR	18,525,219	BNP Paribas	3/8/17	51,808	—
RON	23,616,000	EUR	5,283,813	BNP Paribas	3/8/17	—	(37,276)
USD	7,500,898	AUD	10,056,481	Goldman Sachs International	3/8/17	—	(119,735)
USD	21,897,747	AUD	29,432,852	Goldman Sachs International	3/8/17	—	(405,976)
USD	10,007,685	AUD	13,216,333	JPMorgan Chase Bank, N.A.	3/8/17	—	(7,431)
USD	66,990,637	EUR	63,290,067	Standard Chartered Bank	3/8/17	—	(1,424,215)
COP	69,102,900,000	USD	22,477,897	Standard Chartered Bank	3/9/17	1,002,282	—
KES	149,624,000	USD	1,419,583	Standard Chartered Bank	3/9/17	12,345	—
UGX	8,812,500,000	USD	2,360,702	Citibank, N.A.	3/9/17	67,642	—
UGX	6,030,925,000	USD	1,612,116	Citibank, N.A.	3/9/17	49,746	—
COP	56,287,750,000	USD	18,861,607	The Bank of Nova Scotia	3/13/17	251,990	—
GBP	8,918,000	USD	11,245,152	Goldman Sachs International	3/13/17	—	(17,106)
KES	244,043,000	USD	2,313,204	Citibank, N.A.	3/13/17	20,394	—
USD	38,313,038	SGD	51,600,000	Goldman Sachs International	3/13/17	1,687,755	—

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	84,551,000	USD	12,599,806	Goldman Sachs International	3/15/17	$—	$(286,411)
CNH	49,438,745	USD	7,368,030	Standard Chartered Bank	3/15/17	—	(168,129)
CNH	72,868,255	USD	10,879,919	Standard Chartered Bank	3/15/17	—	(267,914)
JPY	2,867,589,000	USD	24,999,577	Standard Chartered Bank	3/15/17	433,758	—
USD	12,810,758	CNH	84,551,000	Goldman Sachs International	3/15/17	497,362	—
USD	18,542,214	CNH	122,307,000	Standard Chartered Bank	3/15/17	730,308	—
USD	85,420,583	EUR	79,907,000	Standard Chartered Bank	3/15/17	—	(990,611)
PHP	1,107,676,000	USD	21,877,859	Standard Chartered Bank	3/16/17	356,539	—
CNH	93,283,000	USD	13,700,157	Citibank, N.A.	3/22/17	—	(129,600)
CNH	74,405,000	USD	10,958,027	Goldman Sachs International	3/22/17	—	(133,790)
CNH	10,252,764	USD	1,478,515	Standard Chartered Bank	3/22/17	13,029	—
CNH	101,355,236	USD	15,091,158	Standard Chartered Bank	3/22/17	—	(346,274)
USD	14,130,576	CNH	93,283,000	Citibank, N.A.	3/22/17	560,020	—
USD	11,290,592	CNH	74,405,000	Goldman Sachs International	3/22/17	466,355	—
USD	16,928,257	CNH	111,608,000	Standard Chartered Bank	3/22/17	691,829	—
USD	11,100,805	EUR	10,601,071	Goldman Sachs International	3/22/17	—	(367,660)
IDR	108,671,550,000	USD	7,964,203	BNP Paribas	3/23/17	137,301	—
IDR	98,145,770,000	USD	7,171,777	JPMorgan Chase Bank, N.A.	3/23/17	145,026	—
OMR	4,238,000	USD	10,987,814	BNP Paribas	3/23/17	4,738	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	—	(69,872)
OMR	4,239,000	USD	10,988,983	BNP Paribas	3/27/17	5,166	—
RUB	771,103,000	USD	11,576,385	Credit Suisse International	3/27/17	1,089,295	—
SEK	266,223,000	EUR	27,726,219	Goldman Sachs International	3/27/17	516,106	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	—	(68,891)
USD	5,104,233	EUR	4,812,000	Goldman Sachs International	3/29/17	—	(103,536)
USD	45,372,407	EUR	43,430,000	Goldman Sachs International	3/29/17	—	(1,629,545)
USD	8,678,774	SGD	11,804,000	Goldman Sachs International	3/30/17	299,216	—
USD	21,458,502	SGD	29,190,000	Standard Chartered Bank	3/30/17	736,773	—
USD	11,049,394	EUR	10,516,322	Goldman Sachs International	4/5/17	—	(336,047)
EUR	1,201,275	USD	1,271,429	Standard Chartered Bank	4/13/17	29,582	—
TWD	398,087,000	USD	12,416,937	Standard Chartered Bank	4/13/17	395,648	—
USD	37,615,920	EUR	35,539,020	Goldman Sachs International	4/13/17	—	(873,735)
USD	3,866,492	EUR	3,605,491	Standard Chartered Bank	4/13/17	—	(38,345)
USD	33,753,151	EUR	31,914,554	Standard Chartered Bank	4/13/17	—	(811,116)
USD	42,774,059	SGD	58,949,070	Standard Chartered Bank	4/13/17	921,459	—
USD	46,245,205	JPY	5,280,370,000	Goldman Sachs International	4/17/17	—	(662,292)
EUR	5,363,419	USD	5,670,314	JPMorgan Chase Bank, N.A.	4/21/17	140,446	—
USD	6,174,973	EUR	5,752,000	JPMorgan Chase Bank, N.A.	4/21/17	—	(56,777)
USD	140,026,358	EUR	131,985,784	JPMorgan Chase Bank, N.A.	4/21/17	—	(2,967,819)
USD	18,345,138	EUR	17,122,585	JPMorgan Chase Bank, N.A.	4/24/17	—	(208,017)
USD	7,181,703	EUR	6,668,000	Standard Chartered Bank	4/24/17	—	(43,400)
USD	59,295,646	EUR	55,334,782	Standard Chartered Bank	4/24/17	—	(662,286)
USD	46,428,210	JPY	5,327,521,000	Standard Chartered Bank	4/24/17	—	(912,288)
USD	143	SGD	204	Standard Chartered Bank	4/24/17	—	(2)
USD	6,775,447	SGD	9,675,000	Standard Chartered Bank	4/24/17	—	(94,284)
USD	2,382,833	EUR	2,212,000	JPMorgan Chase Bank, N.A.	4/27/17	—	(14,293)
USD	22,624,879	EUR	21,073,844	JPMorgan Chase Bank, N.A.	4/27/17	—	(212,668)
USD	43,656,330	EUR	40,746,995	JPMorgan Chase Bank, N.A.	4/27/17	—	(500,845)
USD	17,252,155	SGD	24,015,000	Goldman Sachs International	4/27/17	199,848	—
USD	35,856,336	SGD	49,904,849	Standard Chartered Bank	4/27/17	420,449	—
COP	71,668,140,000	USD	24,090,131	BNP Paribas	4/28/17	73,450	—

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	34,610,000	USD	37,153,731	Deutsche Bank AG	4/28/17	$354,483	$—
RON	29,510,000	EUR	6,482,865	BNP Paribas	5/17/17	70,694	—
RON	18,500,000	EUR	4,087,585	BNP Paribas	5/17/17	18,895	—
RON	1,195,000	EUR	264,498	BNP Paribas	5/17/17	720	—
RON	49,375,000	EUR	10,869,565	JPMorgan Chase Bank, N.A.	5/17/17	93,676	—
RON	32,526,000	EUR	7,193,949	JPMorgan Chase Bank, N.A.	5/17/17	25,290	—
CNH	128,209,465	USD	18,812,834	Standard Chartered Bank	5/18/17	—	(303,771)
CNH	192,783,535	USD	28,301,284	Standard Chartered Bank	5/18/17	—	(469,933)
USD	47,930,865	CNH	320,993,000	Standard Chartered Bank	5/18/17	1,590,450	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	—	(386,988)
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	—	(511,239)
KES	29,869,000	USD	281,120	Citibank, N.A.	6/7/17	—	(992)
KES	91,690,000	USD	861,748	Citibank, N.A.	6/7/17	—	(1,829)
KES	321,032,000	USD	3,017,218	Citibank, N.A.	6/7/17	—	(6,404)
UGX	4,792,240,000	USD	1,244,414	Barclays Bank PLC	6/12/17	37,283	—
CNH	76,740,960	USD	11,322,066	Citibank, N.A.	6/13/17	—	(275,213)
CNH	4,378,960	USD	627,898	Goldman Sachs International	6/13/17	2,453	—
CNH	70,121,040	USD	10,349,663	Goldman Sachs International	6/13/17	—	(255,748)
USD	11,433,043	CNH	76,740,960	Citibank, N.A.	6/13/17	386,190	—
USD	11,100,019	CNH	74,500,000	Goldman Sachs International	6/13/17	375,753	—
UGX	9,765,350,000	USD	2,561,067	Citibank, N.A.	6/15/17	48,382	—
KES	517,180,000	USD	4,766,636	Citibank, N.A.	6/19/17	69,919	—
KES	517,179,000	USD	4,753,483	Citibank, N.A.	7/3/17	67,012	—
UGX	9,821,700,000	USD	2,561,069	Citibank, N.A.	7/6/17	47,217	—
UGX	3,727,284,000	USD	970,647	Barclays Bank PLC	7/11/17	17,730	—
IDR	67,636,770,000	USD	4,857,219	Bank of America, N.A.	7/13/17	98,195	—
IDR	115,488,230,000	USD	8,296,568	Standard Chartered Bank	7/13/17	164,687	—
THB	187,581,000	USD	5,401,123	Deutsche Bank AG	7/25/17	—	(78,107)
USD	5,332,035	THB	187,581,000	Deutsche Bank AG	7/25/17	9,019	—
KES	517,582,000	USD	4,722,464	Citibank, N.A.	8/1/17	68,853	—
THB	85,890,000	USD	2,438,671	Standard Chartered Bank	8/3/17	—	(1,380)
USD	3,589,218	THB	128,494,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(57,042)
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	—	(221,748)
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	—	(149,803)
CNH	141,135,000	USD	20,551,147	BNP Paribas	8/22/17	—	(385,580)
CNH	134,996,435	USD	19,650,136	JPMorgan Chase Bank, N.A.	8/22/17	—	(361,656)
USD	20,946,126	CNH	141,135,000	BNP Paribas	8/22/17	780,560	—
USD	20,033,603	CNH	134,996,435	JPMorgan Chase Bank, N.A.	8/22/17	745,123	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	—	(537,395)
CNH	14,705,957	USD	2,095,463	Deutsche Bank AG	9/22/17	—	(202)
CNH	16,669,000	USD	2,410,034	Deutsche Bank AG	9/22/17	—	(35,084)
CNH	29,172,200	USD	4,216,550	Deutsche Bank AG	9/22/17	—	(60,181)
CNH	60,788,000	USD	8,831,614	Deutsche Bank AG	9/22/17	—	(170,720)
CNH	176,106,264	USD	25,593,121	Deutsche Bank AG	9/22/17	—	(502,023)
CNH	51,404,000	USD	7,324,594	Standard Chartered Bank	9/22/17	—	(704)
CNH	27,401,000	USD	3,960,827	Standard Chartered Bank	9/22/17	—	(56,814)
CNH	60,000,000	USD	8,717,129	Standard Chartered Bank	9/22/17	—	(168,507)
USD	43,442,399	CNH	297,441,421	Deutsche Bank AG	9/22/17	1,063,828	—
USD	20,270,902	CNH	138,805,000	Standard Chartered Bank	9/22/17	494,377	—
USD	7,728,974	THB	271,828,000	Deutsche Bank AG	11/10/17	14,258	—

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,566,818	THB	161,026,000	Standard Chartered Bank	11/10/17	$—	$(3,240)
THB	193,030,000	USD	5,413,068	Deutsche Bank AG	11/16/17	65,292	—
USD	5,413,068	THB	193,030,000	Deutsche Bank AG	11/16/17	—	(65,292)
USD	1,024,312	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(11,192)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(865,954)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(619,448)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,097,385)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(30,346)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(46,077)
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(55,403)
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(259,298)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(457,826)
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(44,118)
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(55,465)
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(49,663)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(49,647)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(49,142)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(48,062)

						$60,116,582	$(55,026,394)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures(1)
WTI Crude Oil	276	Short	Feb-17	$(14,280,240)	$(14,575,560)	$(295,320)

Equity Futures
TOPIX Index	40	Short	Mar-17	(5,233,372)	(5,365,465)	(132,093)

Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	200	Short	Mar-17	(19,607,812)	(19,493,750)	114,062
U.S. 10-Year Deliverable Interest Rate Swap	1,943	Short	Mar-17	(184,474,637)	(182,581,281)	1,893,356

						$1,580,005

(1)	Positions are held by a wholly-owned subsidiary.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	$121,274	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$141,374

							$141,374

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

15

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$109,052	Receives	Return on CPI-U (NSA)	Pays	2.22%	1/26/22	$148,811

							$148,811

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	16,225		Receives	6-month Euro Interbank Offered Rate	0.00	%(2)	3/15/20	$11,643
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	12/21/21	2
LCH.Clearnet(1)	EUR	176,269		Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/22	561,128
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	4
LCH.Clearnet(1)	EUR	156,658		Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	1,354,010
LCH.Clearnet	HUF	2,149,708		Receives	6-month HUF BUBOR	1.27		12/13/21	31,338
LCH.Clearnet	HUF	5,785,420		Receives	6-month HUF BUBOR	1.46		1/12/22	(71,918)
LCH.Clearnet	HUF	5,322,580		Receives	6-month HUF BUBOR	1.44		1/13/22	(43,346)
LCH.Clearnet	HUF	3,089,400		Receives	6-month HUF BUBOR	1.92		7/28/26	502,371
LCH.Clearnet	HUF	2,174,000		Receives	6-month HUF BUBOR	1.94		8/1/26	380,020
LCH.Clearnet	HUF	833,096		Receives	6-month HUF BUBOR	1.94		9/21/26	162,452
LCH.Clearnet	HUF	854,457		Receives	6-month HUF BUBOR	1.93		9/21/26	167,973
LCH.Clearnet	HUF	2,107,661		Receives	6-month HUF BUBOR	1.89		9/21/26	442,406
LCH.Clearnet	HUF	848,760		Receives	6-month HUF BUBOR	2.14		10/13/26	117,197
LCH.Clearnet	HUF	863,002		Receives	6-month HUF BUBOR	2.09		10/19/26	134,997
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.09		10/19/26	202,649
LCH.Clearnet	HUF	940,473		Receives	6-month HUF BUBOR	2.04		10/20/26	162,081
LCH.Clearnet	HUF	1,295,926		Receives	6-month HUF BUBOR	2.04		10/20/26	223,339
LCH.Clearnet	HUF	972,374		Receives	6-month HUF BUBOR	2.08		10/28/26	158,916
LCH.Clearnet	HUF	2,407,181		Receives	6-month HUF BUBOR	2.06		10/28/26	404,827
LCH.Clearnet	HUF	1,456,978		Receives	6-month HUF BUBOR	2.09		11/2/26	236,673
LCH.Clearnet	HUF	975,542		Receives	6-month HUF BUBOR	2.18		11/3/26	129,556
LCH.Clearnet	HUF	5,260,958		Receives	6-month HUF BUBOR	2.13		11/4/26	776,889
LCH.Clearnet	HUF	956,538		Receives	6-month HUF BUBOR	2.15		11/7/26	126,786
LCH.Clearnet	HUF	950,203		Receives	6-month HUF BUBOR	2.12		11/8/26	145,931
LCH.Clearnet	HUF	2,616,226		Receives	6-month HUF BUBOR	2.14		11/10/26	381,760
LCH.Clearnet	JPY	1,114,835		Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	601,403
LCH.Clearnet	JPY	1,206,794		Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	80,958
LCH.Clearnet	JPY	1,346,165		Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	754,044
LCH.Clearnet	JPY	1,413,260		Receives	6-month JPY-LIBOR-BBA	0.78		12/19/46	197,634
LCH.Clearnet	NZD	20,093		Pays	3-month NZD Bank Bill Rate	4.96		4/29/24	1,696,821
LCH.Clearnet	NZD	11,875		Pays	3-month NZD Bank Bill Rate	3.77		3/5/25	296,952
LCH.Clearnet	NZD	11,470		Pays	3-month NZD Bank Bill Rate	4.05		6/16/25	373,493
LCH.Clearnet	PLN	31,365		Pays	6-month PLN WIBOR	2.41		12/13/21	(52,291)
LCH.Clearnet	PLN	84,093		Pays	6-month PLN WIBOR	2.46		1/12/22	(114,106)
LCH.Clearnet	PLN	86,972		Pays	6-month PLN WIBOR	2.44		1/13/22	(144,172)
LCH.Clearnet	PLN	43,620		Pays	6-month PLN WIBOR	2.23		7/28/26	(621,082)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR	2.22%		8/1/26	$(523,908)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR	2.28		9/21/26	(182,205)
LCH.Clearnet	PLN	11,676	Pays	6-month PLN WIBOR	2.30		9/21/26	(181,680)
LCH.Clearnet	PLN	30,472	Pays	6-month PLN WIBOR	2.30		9/21/26	(474,147)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR	2.49		10/13/26	(140,827)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR	2.47		10/19/26	(149,490)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR	2.46		10/19/26	(228,223)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR	2.43		10/20/26	(175,926)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR	2.44		10/20/26	(235,212)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.47		10/28/26	(171,375)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR	2.46		10/28/26	(435,996)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR	2.50		10/31/26	(244,377)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR	2.56		11/2/26	(145,159)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR	2.51		11/4/26	(876,060)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.54		11/7/26	(151,978)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR	2.50		11/8/26	(164,210)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR	2.52		11/10/26	(441,051)
LCH.Clearnet(1)	USD	23,774	Receives	3-month USD-LIBOR-BBA	1.25	(2)	3/15/19	(35,256)
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	49,794
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(15,497)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(19,504)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	73,210
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	(4,272)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	17,540
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	18,792
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	45,651
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	85,979
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(27,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	(63,840)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(123,954)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	(14,707)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(6,291)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(99,145)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(100,049)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(84,403)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(175,337)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(78,474)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(52,941)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(180,189)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(159,149)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(319,475)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(331,715)
LCH.Clearnet	USD	10,900	Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(343,954)
LCH.Clearnet	USD	7,270	Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(225,834)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(306,111)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(294,090)
LCH.Clearnet	USD	9,979	Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(295,168)
LCH.Clearnet	USD	9,980	Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(302,747)
LCH.Clearnet	USD	11,050	Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(440,557)
LCH.Clearnet	USD	8,890	Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(356,345)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(398,446)

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	9,978	Pays	3-month USD-LIBOR-BBA	0.96%	6/29/21	$(402,546)
LCH.Clearnet	USD	36,174	Pays	3-month USD-LIBOR-BBA	1.20	9/1/21	(1,043,715)
LCH.Clearnet	USD	30,898	Pays	3-month USD-LIBOR-BBA	1.21	9/2/21	(873,577)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA	1.96	1/6/22	9,882
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	7/27/22	42,856
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06	7/30/22	14,808
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(272,591)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA	1.59	4/12/26	(372,505)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(483,922)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA	1.68	5/6/26	(487,145)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA	1.66	5/9/26	(162,684)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA	1.60	5/18/26	(657,463)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA	1.72	5/20/26	(135,284)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA	1.65	5/20/26	(304,158)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA	1.69	6/3/26	(1,018,377)

							$(5,862,709)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31%	10/7/21	$253,295
Bank of America, N.A.	KRW	18,861,477	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	201,824
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	484,602
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	383,844
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	283,052
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	636,339
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	35,614
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	34,826
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	464,771
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	48,618
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	1,775,786
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	568,952
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	825,720
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	537,206
Deutsche Bank AG	AED	35,730	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(87,325)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(96,631)
Deutsche Bank AG	AED	35,731	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(112,912)
Deutsche Bank AG	AED	35,700	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	74,137
Deutsche Bank AG	AED	35,745	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	77,587
Deutsche Bank AG	AED	39,320	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	99,107
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(180,328)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	92,248
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	77,778
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(30,095)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	10,672
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	8,764
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(14,780)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	8,017
Goldman Sachs International	AED	42,875	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(116,777)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(86,606)
Goldman Sachs International	AED	28,584	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(90,327)
Goldman Sachs International	ILS	134,768	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	218,581
Goldman Sachs International	ILS	118,400	Receives	3-month Tel Aviv Interbank Offered Rate	0.76	9/2/21	142,978

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,519,301	Pays	3-month Moscow Prime Offered Rate	10.16%	3/18/20	$2,522,245
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	433,565
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	317,807
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	342,785
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	366,913
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	314,133
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(292,871)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(573,282)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	830,821
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	738,603
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	433,117
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	28,172
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	426,040
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	454,232
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	771,357
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	470,873
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	436,224
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill Rate	3.86	2/25/23	378,592
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill Rate	4.06	6/4/23	195,468
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	33,974

							$15,157,305

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Brazil	ICE Clear Credit	$8,340	1.00	%(1)	12/20/21	2.43%	$(527,426)	$742,671	$215,245
Markit CDX Emerging Markets Index	ICE Clear Credit	1,000	1.00	(1)	6/20/21	2.39	(54,399)	76,556	22,157
Mexico	ICE Clear Credit	8,762	1.00	(1)	12/20/21	1.64	(243,378)	263,132	19,754
Turkey	ICE Clear Credit	9,840	1.00	(1)	6/20/20	2.04	(318,753)	415,824	97,071

Total		$27,942					$(1,143,956)	$1,498,183	$354,227

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$4,499	1.00	%(1)	12/20/21	$(44,521)	$18,866	$(25,655)
Chile	ICE Clear Credit	4,590	1.00	(1)	12/20/21	(45,425)	19,259	(26,166)
Chile	ICE Clear Credit	5,313	1.00	(1)	12/20/21	(52,580)	12,368	(40,212)
Chile	ICE Clear Credit	8,600	1.00	(1)	12/20/21	(85,109)	40,086	(45,023)
Chile	ICE Clear Credit	6,800	1.00	(1)	12/20/21	(67,296)	15,829	(51,467)
Chile	ICE Clear Credit	13,606	1.00	(1)	12/20/21	(134,649)	63,419	(71,230)
Chile	ICE Clear Credit	34,400	1.00	(1)	12/20/21	(340,438)	68,450	(271,988)
Colombia	ICE Clear Credit	5,345	1.00	(1)	6/20/21	83,112	(272,132)	(189,020)
Colombia	ICE Clear Credit	5,345	1.00	(1)	6/20/21	83,111	(290,896)	(207,785)
Colombia	ICE Clear Credit	7,150	1.00	(1)	6/20/21	111,179	(383,663)	(272,484)
Colombia	ICE Clear Credit	7,127	1.00	(1)	6/20/21	110,814	(393,313)	(282,499)
Colombia	ICE Clear Credit	17,880	1.00	(1)	6/20/21	278,026	(953,659)	(675,633)
Colombia	ICE Clear Credit	7,004	1.00	(1)	12/20/21	164,934	(278,112)	(113,178)
Colombia	ICE Clear Credit	7,004	1.00	(1)	12/20/21	164,934	(278,112)	(113,178)
Colombia	ICE Clear Credit	8,755	1.00	(1)	12/20/21	206,168	(347,639)	(141,471)
Colombia	ICE Clear Credit	12,746	1.00	(1)	12/20/21	300,150	(458,596)	(158,446)
Colombia	ICE Clear Credit	15,758	1.00	(1)	12/20/21	371,078	(625,711)	(254,633)
Colombia	ICE Clear Credit	3,082	1.00	(1)	12/20/26	330,978	(352,130)	(21,152)
Italy	ICE Clear Credit	58,500	1.00	(1)	12/20/21	1,805,167	(1,059,171)	745,996
Italy	ICE Clear Credit	45,128	1.00	(1)	12/20/21	1,392,540	(857,697)	534,843
Italy	ICE Clear Credit	19,870	1.00	(1)	12/20/21	613,140	(359,356)	253,784
Mexico	ICE Clear Credit	8,940	1.00	(1)	6/20/21	188,880	(284,240)	(95,360)
Mexico	ICE Clear Credit	8,950	1.00	(1)	6/20/21	189,092	(297,002)	(107,910)
Mexico	ICE Clear Credit	14,300	1.00	(1)	6/20/21	302,124	(444,196)	(142,072)
South Africa	ICE Clear Credit	4,880	1.00	(1)	6/20/21	181,900	(418,042)	(236,142)
South Africa	ICE Clear Credit	9,950	1.00	(1)	6/20/21	370,882	(856,146)	(485,264)

19

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
South Africa	ICE Clear Credit	$13,270	1.00	%(1)	6/20/21	$494,633	$(1,128,163)	$(633,530)
South Africa	ICE Clear Credit	13,260	1.00	(1)	6/20/21	494,261	(1,141,872)	(647,611)
South Africa	ICE Clear Credit	16,350	1.00	(1)	6/20/21	609,439	(1,388,845)	(779,406)
South Africa	ICE Clear Credit	19,240	1.00	(1)	6/20/21	717,162	(1,646,127)	(928,965)

Total						$8,793,686	$(14,276,543)	$(5,482,857)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$40,930	1.00	%(1)	12/20/21	2.43%	$(2,588,436)	$3,626,937	$1,038,501
Brazil	Bank of America, N.A.	26,535	1.00	(1)	12/20/21	2.43	(1,678,088)	2,315,660	637,572
Brazil	Deutsche Bank AG	8,550	1.00	(1)	12/20/21	2.43	(540,707)	751,891	211,184
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	0.21	5,425	2,169	7,594
Cyprus	Goldman Sachs International	3,268	1.00	(1)	6/20/21	1.94	(120,235)	226,620	106,385
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.27	(271,568)	264,827	(6,741)
Mexico	Bank of America, N.A.	24,817	1.00	(1)	12/20/21	1.64	(689,331)	685,390	(3,941)
Mexico	Barclays Bank PLC	63,110	1.00	(1)	12/20/21	1.64	(1,752,978)	1,877,205	124,227
Mexico	BNP Paribas	52,770	1.00	(1)	12/20/21	1.64	(1,465,769)	1,572,999	107,230
Mexico	BNP Paribas	6,117	1.00	(1)	12/20/21	1.64	(169,909)	180,572	10,663
Mexico	BNP Paribas	31,417	1.00	(1)	12/20/21	1.64	(872,656)	881,105	8,449
Mexico	BNP Paribas	4,646	1.00	(1)	12/20/21	1.64	(129,050)	137,205	8,155
Mexico	Citibank, N.A.	4,558	1.00	(1)	12/20/21	1.64	(126,602)	130,550	3,948
Mexico	Goldman Sachs International	11,719	1.00	(1)	12/20/21	1.64	(325,513)	396,870	71,357
Mexico	Goldman Sachs International	17,336	1.00	(1)	12/20/21	1.64	(481,534)	487,972	6,438
Poland	Barclays Bank PLC	4,280	1.00	(1)	6/20/21	0.65	67,682	8,954	76,636
Poland	BNP Paribas	4,720	1.00	(1)	6/20/21	0.65	74,639	8,642	83,281
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.06	(4,989)	83,651	78,662
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.06	(4,880)	81,737	76,857
Saudi Arabia	Barclays Bank PLC	2,390	1.00	(1)	6/20/21	1.18	(14,685)	51,027	36,342
Saudi Arabia	Goldman Sachs International	3,463	1.00	(1)	6/20/21	1.18	(21,104)	78,472	57,368
Turkey	BNP Paribas	11,545	1.00	(1)	6/20/20	2.04	(373,984)	505,001	131,017
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.14	(509,087)	751,977	242,890
Turkey	BNP Paribas	9,935	1.00	(1)	12/20/20	2.22	(431,463)	434,124	2,661
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.88	(1,134,541)	411,002	(723,539)
Turkey	BNP Paribas	27,684	1.00	(1)	12/20/26	3.39	(4,947,581)	4,573,622	(373,959)
Turkey	BNP Paribas	28,837	1.00	(1)	12/20/26	3.39	(5,153,730)	4,764,190	(389,540)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	0.81	17,232	49,806	67,038
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.24	(59,111)	180,040	120,929
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.24	(35,508)	102,227	66,719
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.24	(27,856)	81,810	53,954
Turkey	Goldman Sachs International	14,470	1.00	(1)	6/20/20	2.04	(468,735)	521,273	52,538
Turkey	Goldman Sachs International	11,535	1.00	(1)	12/20/26	3.39	(2,061,492)	1,917,069	(144,423)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00	(1)	6/20/20	2.04	(398,117)	523,091	124,974
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.88	(685,755)	310,807	(374,948)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.24	(86,609)	254,363	167,754
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.24	(59,115)	182,185	123,070
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.24	(35,508)	105,270	69,762
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.24	(17,616)	54,567	36,951
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.24	(11,836)	36,095	24,259
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.24	(11,561)	32,625	21,064
Turkey	Nomura International PLC	8,100	1.00	(1)	6/20/20	2.04	(262,388)	306,348	43,960

Total		$615,862					$(27,864,649)	$29,947,947	$2,083,298

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$(18,476)	$(3,189)	$(21,665)
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	(30,388)	(9,591)	(39,979)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	(22,461)	(8,449)	(30,910)
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(13,953)	(4,690)	(18,643)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(23,048)	(7,050)	(30,098)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(8,464)	(2,461)	(10,925)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(9,836)	(2,859)	(12,695)

20

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	JPMorgan Chase Bank, N.A.	$10,200	1.00	%(1)	3/20/18	$(92,559)	$35,592	$(56,967)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(15,149)	(23,758)	(38,907)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	(27,025)	(86,955)	(113,980)
Croatia	BNP Paribas	915	1.00	(1)	3/20/20	7,778	(47,310)	(39,532)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(11,362)	(17,605)	(28,967)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(37,872)	(60,043)	(97,915)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	(13,778)	(39,836)	(53,614)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	(6,347)	(20,775)	(27,122)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	(8,667)	(33,033)	(41,700)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	(38,080)	(143,305)	(181,385)
Croatia	Citibank, N.A.	400	1.00	(1)	3/20/20	3,400	(18,787)	(15,387)
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	2,040	(7,597)	(5,557)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	15,848	(60,442)	(44,594)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(15,149)	(23,536)	(38,685)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	(10,741)	(92,306)	(103,047)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	22,696	(123,813)	(101,117)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	35,277	(192,639)	(157,362)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	27,505	(105,250)	(77,745)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	(20,325)	(58,764)	(79,089)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	(10,462)	(39,906)	(50,368)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(10,491)	(15,767)	(26,258)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(12,081)	(19,416)	(31,497)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(29,828)	(48,764)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(18,936)	(30,406)	(49,342)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	(9,118)	(26,616)	(35,734)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	(22,061)	(58,011)	(80,072)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	(7,937)	(31,597)	(39,534)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	(17,061)	(62,205)	(79,266)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	(18,733)	(76,350)	(95,083)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	(47,536)	(99,061)	(146,597)
Italy	Bank of America, N.A.	9,870	1.00	(1)	12/20/21	304,564	(226,734)	77,830
Italy	Citibank, N.A.	19,896	1.00	(1)	12/20/21	613,942	(582,454)	31,488
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	89,450	(162,244)	(72,794)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	89,450	(162,303)	(72,853)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	945,664	(1,469,170)	(523,506)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(152,182)	79,065	(73,117)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(141,061)	67,783	(73,278)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(37,615)	7,452	(30,163)
Malaysia	Barclays Bank PLC	11,200	1.00	(1)	12/20/21	157,008	(114,997)	42,011
Malaysia	BNP Paribas	12,530	1.00	(1)	12/20/21	175,652	(108,598)	67,054
Malaysia	BNP Paribas	12,540	1.00	(1)	12/20/21	175,793	(120,051)	55,742
Malaysia	BNP Paribas	9,400	1.00	(1)	12/20/21	131,774	(105,051)	26,723
Malaysia	Goldman Sachs International	4,622	1.00	(1)	12/20/21	64,794	(42,185)	22,609
Malaysia	HSBC Bank USA, N.A.	33,653	1.00	(1)	12/20/21	471,766	(291,958)	179,808
Malaysia	JPMorgan Chase Bank, N.A.	7,835	1.00	(1)	12/20/21	109,835	(66,133)	43,702
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	70,005	(66,196)	3,809
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	36,845	(41,523)	(4,678)
Mexico	Barclays Bank PLC	3,300	1.00	(1)	6/20/23	178,528	(74,123)	104,405
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	46,056	(44,719)	1,337
Poland	Bank of America, N.A.	5,200	1.00	(1)	9/20/19	(96,301)	45,946	(50,355)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(92,591)	49,441	(43,150)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(58,596)	29,572	(29,024)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,102)	6,476	(2,626)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,102)	6,101	(3,001)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(149,239)	60,400	(88,839)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(19,252)	7,884	(11,368)
Qatar	Barclays Bank PLC	3,960	1.00	(1)	12/20/20	(54,614)	(58,359)	(112,973)
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	(154,188)	(123,552)	(277,740)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	(185,081)	(191,812)	(376,893)
Qatar	Barclays Bank PLC	66,967	1.00	(1)	12/20/21	(625,901)	186,815	(439,086)

21

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$2,130	1.00	%(1)	9/20/22	$(8,289)	$14,027	$5,738
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	23,451	4,393	27,844
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	10,993	11,540	22,533
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(9,085)	4,568	(4,517)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(34,048)	22,409	(11,639)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(9,085)	4,306	(4,779)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(29,328)	13,900	(15,428)
Qatar	Deutsche Bank AG	3,940	1.00	(1)	6/20/21	(45,505)	(16,482)	(61,987)
Qatar	Deutsche Bank AG	4,030	1.00	(1)	6/20/21	(46,544)	(28,627)	(75,171)
Qatar	Deutsche Bank AG	8,040	1.00	(1)	6/20/21	(92,858)	(45,396)	(138,254)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(26,632)	12,628	(14,004)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(53,425)	21,323	(32,102)
Qatar	Goldman Sachs International	1,360	1.00	(1)	12/20/20	(18,756)	(24,948)	(43,704)
Qatar	Goldman Sachs International	7,960	1.00	(1)	12/20/20	(109,780)	(99,334)	(209,114)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	9,932	(4,939)	4,993
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	14,538	1,130	15,668
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(9,305)	4,164	(5,141)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(8,596)	6,124	(2,472)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(17,395)	9,219	(8,176)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(25,620)	11,787	(13,833)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(9,947)	4,070	(5,877)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(24,707)	10,429	(14,278)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	45,211	14,076	59,287
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	26,013	(13,108)	12,905
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	1,760,270	(1,163,250)	597,020
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	979,117	(584,241)	394,876
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	334,398	(210,990)	123,408
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	501,597	(417,055)	84,542
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	207,327	(148,009)	59,318
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	207,327	(152,072)	55,255
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	365,241	(437,842)	(72,601)
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	1,656,007	(2,205,842)	(549,835)
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	1,986,463	(2,647,547)	(661,084)
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	3,253,127	(4,149,094)	(895,967)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	247,454	(213,642)	33,812
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	381,213	(315,009)	66,204
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	325,035	(269,743)	55,292
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,003,193	(833,002)	170,191
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	205,320	(165,132)	40,188
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	191,967	(151,217)	40,750
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	516,368	(370,670)	145,698
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	181,306	(137,151)	44,155
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	66,880	(43,661)	23,219
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	549,068	(425,660)	123,408
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(38,519)	(97,127)	(135,646)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(38,856)	(85,839)	(124,695)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(17,591)	(43,476)	(61,067)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(62,367)	(157,042)	(219,409)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(51,173)	(184,810)	(235,983)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(79,387)	(216,475)	(295,862)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(79,387)	(243,841)	(323,228)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(73,302)	(509,672)	(582,974)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(35,056)	(141,000)	(176,056)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(79,387)	(236,360)	(315,747)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(55,970)	(161,632)	(217,602)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(145,343)	(1,600,709)	(1,746,052)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(71,390)	743	(70,647)

Total						$15,015,996	$(23,933,651)	$(8,917,655)

22

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $643,804,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $26,427,310 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

23

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$147,066	$10,244,366
Options written	534,424	15,065,816
Options exercised	(199,793)	(10,349,657)
Options expired	(51,273)	(1,771,909)

Outstanding, end of period	$430,424	$13,188,616

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and inflation swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(295,320)

Total		$—	$(295,320)

Credit	Credit Default Swaps	$18,989,464	$(31,838,117)
Credit	Credit Default Swaps (Centrally Cleared)*	1,888,850	(7,017,480)

Total		$20,878,314	$(38,855,597)

Equity Price	Futures Contracts*	$—	$(132,093)
Equity Price	Options Purchased	11,124,124	—

Total		$11,124,124	$(132,093)

24

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$23,904,186	$—
Foreign Exchange	Currency Options Written	—	(10,918,092)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	60,116,582	(55,026,394)

Total		$84,020,768	$(65,944,486)

Interest Rate	Futures Contracts*	$2,007,418	$—
Interest Rate	Inflation Swaps	148,811	—
Interest Rate	Inflation Swaps (Centrally Cleared)	141,374	—
Interest Rate	Interest Rate Swaps	16,839,239	(1,681,934)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	11,174,765	(17,037,474)

Total		$30,311,607	$(18,719,408)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,299,587,950

Gross unrealized appreciation	$67,959,156
Gross unrealized depreciation	(121,614,625)

Net unrealized depreciation	$(53,655,469)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,626,019,230	$—	$1,626,019,230
Foreign Corporate Bonds	—	30,275,902	—	30,275,902
Sovereign Loans	—	14,383,950	9,284,763	23,668,713
Collateralized Mortgage Obligations	—	10,631,042	—	10,631,042
Common Stocks	45,113,482	13,465,028 **	—	58,578,510
Currency Options Purchased	—	23,904,186	—	23,904,186
Call Options Purchased	—	7,672,874	—	7,672,874
Put Options Purchased	3,451,250	—	—	3,451,250
Short-Term Investments —
Foreign Government Securities	—	37,611,523	—	37,611,523
U.S. Treasury Obligations	—	55,482,788	—	55,482,788
Repurchase Agreements	—	5,078,308	—	5,078,308
Other	—	338,630,369	—	338,630,369
Total Investments	$48,564,732	$2,163,155,200	$9,284,763	$2,221,004,695
Forward Foreign Currency Exchange Contracts	$—	$60,116,582	$—	$60,116,582
Futures Contracts	2,007,418	—	—	2,007,418
Swap Contracts	—	56,857,357	—	56,857,357
Total	$50,572,150	$2,280,129,139	$9,284,763	$2,339,986,052

Liability Description
Currency Options Written	$—	$(10,918,092)	$—	$(10,918,092)
Securities Sold Short	—	(4,818,671)	—	(4,818,671)
Forward Foreign Currency Exchange Contracts	—	(55,026,394)	—	(55,026,394)
Futures Contracts	(295,320)	(132,093)	—	(427,413)
Swap Contracts	—	(52,471,499)	—	(52,471,499)
Total	$(295,320)	$(123,366,749)	$—	$(123,662,069)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Global Macro Capital Opportunities Fund

January 31, 2017 (Unaudited)

Eaton Vance Global Macro Capital Opportunities Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $125,665,435 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Argentina — 4.5%
Adecoagro SA(1)	28,500	$329,745
Banco Macro SA, Class B ADR	10,050	755,157
BBVA Banco Frances SA ADR	13,471	246,924
Cresud SA ADR(1)	10,769	188,242
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	241,058
Grupo Clarin SA GDR(2)	9,900	245,520
Grupo Financiero Galicia SA, Class B ADR	24,602	764,384
IRSA Inversiones y Representaciones SA ADR(1)	7,276	156,143
Pampa Energia SA ADR(1)	15,430	716,569
Petrobras Argentina SA ADR(1)	25,926	248,890
Telecom Argentina SA ADR	23,384	451,311
Transportadora de Gas del Sur SA ADR	24,857	260,004
YPF SA ADR	46,600	1,009,822

		$5,613,769

China — 12.5%
AAC Technologies Holdings, Inc.	12,500	$128,371
Agricultural Bank of China, Ltd., Class H	393,000	164,165
Alibaba Group Holding, Ltd. ADR(1)	16,154	1,636,562
Anhui Conch Cement Co., Ltd., Class H	24,000	77,231
ANTA Sports Products, Ltd.	17,000	54,109
Baidu, Inc. ADR(1)	3,980	696,779
Bank of China, Ltd., Class H	1,162,000	526,289
Bank of Communications, Ltd., Class H	145,000	106,654
Beijing Enterprises Water Group, Ltd.	98,000	67,971
Belle International Holdings, Ltd.	129,000	78,631
Brilliance China Automotive Holdings, Ltd.	56,000	78,889
BYD Co., Ltd., Class H	14,500	80,212
CGN Power Co., Ltd., Class H(3)	155,000	43,707
China Cinda Asset Management Co., Ltd., Class H	147,000	50,926
China CITIC Bank Corp., Ltd., Class H	153,000	100,629
China Communications Construction Co., Ltd., Class H	78,000	93,880
China Construction Bank Corp., Class H	1,202,000	891,149
China Everbright International, Ltd.	60,000	72,768
China Evergrande Group	99,000	68,960
China Galaxy Securities Co., Ltd., Class H	59,500	55,235
China Life Insurance Co., Ltd., Class H	109,000	300,250
China Mengniu Dairy Co., Ltd.	47,000	87,732
China Merchants Bank Co., Ltd., Class H	60,500	151,514
China Merchants Port Holdings Co., Ltd.	22,000	58,813
China Minsheng Banking Corp., Ltd., Class H	99,000	108,952
China Mobile, Ltd.	90,000	1,012,736
China Overseas Land & Investment, Ltd.	60,000	176,187
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	149,895
China Petroleum & Chemical Corp., Class H	382,000	301,752
China Railway Construction Corp., Ltd., Class H	46,500	64,519
China Railway Group, Ltd., Class H	86,000	75,277

1

Security	Shares	Value
China Resources Beer Holdings Co., Ltd.(1)	38,000	$77,182
China Resources Gas Group, Ltd.	20,000	63,207
China Resources Land, Ltd.	47,777	118,179
China Resources Power Holdings Co., Ltd.	34,000	58,395
China Shenhua Energy Co., Ltd., Class H	56,000	118,345
China State Construction International Holdings, Ltd.	42,000	68,248
China Taiping Insurance Holdings Co., Ltd.(1)	31,400	68,788
China Telecom Corp., Ltd., Class H	234,000	110,480
China Unicom (Hong Kong), Ltd.	98,000	115,672
China Vanke Co., Ltd., Class H	26,700	67,732
CITIC Securities Co., Ltd., Class H	39,500	80,380
CITIC, Ltd.	75,000	111,187
CNOOC, Ltd.	261,000	325,925
Country Garden Holdings Co., Ltd.	129,000	73,970
CRRC Corp., Ltd., Class H	79,750	77,607
CSPC Pharmaceutical Group, Ltd.	84,000	94,539
Ctrip.com International, Ltd. ADR(1)	5,900	254,939
Dongfeng Motor Group Co., Ltd., Class H	54,000	57,247
ENN Energy Holdings, Ltd.	14,000	69,019
Fullshare Holdings, Ltd.	160,000	67,411
Geely Automobile Holdings, Ltd.	115,000	135,921
GF Securities Co., Ltd., Class H	24,600	52,593
Great Wall Motor Co., Ltd., Class H	53,500	53,606
Guangdong Investment, Ltd.	48,000	59,563
Guangzhou Automobile Group Co., Ltd., Class H	52,000	70,918
Haitong Securities Co., Ltd., Class H	60,000	107,648
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	102,341
Huaneng Power International, Inc., Class H	96,000	62,275
Huatai Securities Co., Ltd.(3)	34,000	65,571
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	648,679
JD.com, Inc. ADR(1)	10,624	301,722
Lenovo Group, Ltd.	160,000	104,803
NetEase, Inc. ADR	1,181	299,856
New China Life Insurance Co., Ltd., Class H	16,000	77,199
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	112,884
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	50,248
PetroChina Co., Ltd., Class H	320,000	254,218
PICC Property & Casualty Co., Ltd., Class H	76,000	114,885
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	394,993
Semiconductor Manufacturing International Corp.(1)	7,300	10,010
Shenzhou International Group Holdings, Ltd.	12,000	74,021
SINA Corp.(1)	1,200	83,664
Sino Biopharmaceutical, Ltd.	90,000	70,639
Sinopharm Group Co., Ltd., Class H	22,400	102,366
Sunny Optical Technology Group Co., Ltd.	17,000	99,612
TAL Education Group ADR(1)	758	61,390
Tencent Holdings, Ltd.	81,800	2,138,690
Vipshop Holdings, Ltd. ADR(1)	6,998	79,217
Want Want China Holdings, Ltd.	103,000	73,486
Yum China Holdings, Inc.(1)	7,500	206,100
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	62,673

		$15,770,987

2

Security	Shares	Value
Croatia — 2.8%
Adris Grupa DD, PFC Shares	9,000	$625,340
Atlantic Grupa DD	1,900	252,546
Ericsson Nikola Tesla DD	930	171,514
Hrvatski Telekom DD	52,252	1,316,908
Koncar-Elektroindustrija DD	1,480	173,982
Ledo DD	200	293,577
Podravka Prehrambena Industrija DD	7,912	470,212
Valamar Riviera DD	48,200	274,054

		$3,578,133

Cyprus — 1.2%
Bank of Cyprus Holdings PLC(1)	419,500	$1,449,120

		$1,449,120

Georgia — 3.0%
BGEO Group PLC	46,500	$1,731,217
TBC Bank Group PLC(1)	108,100	2,034,648

		$3,765,865

Iceland — 4.1%
Eimskipafelag Islands HF	407,000	$1,114,706
Hagar HF	2,036,000	904,928
HB Grandi HF	1,649,000	401,532
Icelandair Group HF	1,860,000	356,838
Marel HF	397,000	921,893
Reginn HF(1)	1,637,000	369,478
Reitir Fasteignafelag HF	1,043,000	823,933
Siminn HF(1)	9,776,000	263,930

		$5,157,238

India — 6.1%
Adani Ports and Special Economic Zone, Ltd.	22,802	$98,999
Adani Power, Ltd.(1)	9,483	5,090
Asian Paints, Ltd.	8,100	115,830
Aurobindo Pharma, Ltd.	7,300	73,381
Axis Bank, Ltd.	40,600	279,291
Bajaj Auto, Ltd.	2,400	100,614
Bajaj Finance, Ltd.	4,600	70,195
Bharat Petroleum Corp., Ltd.	7,400	74,485
Bharti Airtel, Ltd.	27,000	138,830
Bharti Infratel, Ltd.	15,719	67,976
Bosch, Ltd.	185	60,419
Cipla, Ltd.	9,500	80,452
Coal India, Ltd.	19,072	87,024
Dabur India, Ltd.	13,800	56,142
Dr. Reddy’s Laboratories, Ltd.	3,000	134,165
Eicher Motors, Ltd.	400	136,203
GAIL (India), Ltd.	9,500	65,395
Godrej Consumer Products, Ltd.	3,600	83,569
HCL Technologies, Ltd.	14,500	172,270
Hero MotoCorp, Ltd.	1,300	60,755
Hindalco Industries, Ltd.	30,900	86,460
Hindustan Unilever, Ltd.	16,400	206,565
Housing Development Finance Corp., Ltd.	36,800	742,515
ICICI Bank, Ltd.	28,800	114,012
Indiabulls Housing Finance, Ltd.	8,300	91,845
Infosys, Ltd.	44,900	614,665

3

Security	Shares	Value
ITC, Ltd.	80,850	$308,199
JSW Steel, Ltd.	25,000	73,128
Larsen & Toubro, Ltd.	8,100	172,238
LIC Housing Finance, Ltd.	12,100	98,817
Lupin, Ltd.	5,700	124,034
Mahindra & Mahindra, Ltd.	9,500	174,348
Maruti Suzuki India, Ltd.	2,700	235,184
Motherson Sumi Systems, Ltd.	18,100	88,398
Nestle India, Ltd.	700	60,488
Oil & Natural Gas Corp., Ltd.	34,800	103,829
Reliance Industries, Ltd.	31,300	482,686
Shree Cement, Ltd.	360	81,898
Shriram Transport Finance Co., Ltd.	6,100	84,386
State Bank of India	39,600	151,960
Sun Pharmaceutical Industries, Ltd.	23,347	217,027
Tata Consultancy Services, Ltd.	11,900	391,697
Tata Motors, Ltd.	39,100	302,234
UltraTech Cement, Ltd.	1,500	81,600
UPL, Ltd.	10,100	107,917
Vedanta, Ltd.	28,200	105,810
Wipro, Ltd.	16,435	111,719
Yes Bank, Ltd.	8,300	171,136
Zee Entertainment Enterprises, Ltd.	16,300	117,807

		$7,663,687

Indonesia — 3.2%
Adaro Energy Tbk PT	717,400	$91,181
Astra International Tbk PT	834,900	497,730
Bank Central Asia Tbk PT	511,400	586,144
Bank Mandiri Persero Tbk PT	398,000	325,079
Bank Negara Indonesia Persero Tbk PT	345,100	147,448
Bank Rakyat Indonesia Persero Tbk PT	462,300	405,943
Bumi Serpong Damai Tbk PT	436,800	59,914
Charoen Pokphand Indonesia Tbk PT	365,200	84,875
Gudang Garam Tbk PT	22,900	105,888
Hanjaya Mandala Sampoerna Tbk PT	470,400	135,509
Indofood CBP Sukses Makmur Tbk PT	120,400	75,757
Indofood Sukses Makmur Tbk PT	207,500	123,157
Kalbe Farma Tbk PT	1,009,100	109,678
Matahari Department Store Tbk PT	116,000	128,422
Perusahaan Gas Negara Persero Tbk PT	507,600	109,623
Semen Indonesia Persero Tbk PT	145,300	98,270
Surya Citra Media Tbk PT	321,200	67,889
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	589,017
Unilever Indonesia Tbk PT	67,800	209,069
United Tractors Tbk PT	79,400	129,944

		$4,080,537

Kazakhstan — 3.4%
Central Asia Metals PLC	176,600	$533,285
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	167,650	982,199
KAZ Minerals PLC(1)	185,025	1,097,863
KazMunaiGas Exploration Production GDR, London Shares(1)(2)	101,909	1,010,887
KazMunaiGas Exploration Production GDR, New York Shares(1)(2)	30,100	297,990
Kcell JSC GDR(2)	113,842	412,181

		$4,334,405

4

Security	Shares	Value
Kenya — 2.4%
ARM Cement, Ltd.(1)	96,800	$18,147
Britam Holdings, Ltd.	254,700	23,525
Centum Investment Co., Ltd.	153,200	46,546
Co-operative Bank of Kenya, Ltd. (The)	1,499,533	164,709
East African Breweries, Ltd.	180,104	390,348
Equity Group Holdings, Ltd.	2,919,100	716,745
KCB Group, Ltd.	2,747,200	614,442
Kenya Airways, Ltd.(1)	383,378	17,515
Kenya Electricity Generating Co., Ltd.	1,912,575	96,861
Kenya Power & Lighting, Ltd.	313,400	21,078
NIC Bank, Ltd.	209,800	41,867
Safaricom, Ltd.	4,553,317	813,783

		$2,965,566

Kuwait — 5.1%
Agility Public Warehousing Co. KSC	187,500	$454,336
Boubyan Bank KSCP	185,600	249,553
Burgan Bank SAK	175,600	190,276
Kuwait Finance House KSCP	692,300	1,406,634
Kuwait Projects Co. Holdings KSC	124,400	228,588
Mabanee Co. SAKC	122,600	357,695
Mezzan Holding Co. KSCC	34,900	114,416
Mobile Telecommunications Co.	654,500	1,062,142
National Bank of Kuwait SAK	760,900	1,817,737
National Industries Group Holding SAK	264,200	138,279
National Real Estate Co. KPSC(1)	178,300	73,664
VIVA Kuwait Telecom Co.(1)	51,300	149,683
Warba Bank KSCP(1)	146,300	114,211

		$6,357,214

Mauritius — 2.0%
Alteo, Ltd.	52,987	$44,806
CIEL, Ltd.	430,500	76,325
CIM Financial Services, Ltd.	238,300	53,085
ENL Land, Ltd.	72,211	87,267
Gamma Civic, Ltd.	81,886	58,748
Harel Mallac & Co., Ltd.	31,500	60,918
IBL, Ltd.	37,656	33,369
LUX Island Resorts, Ltd.	62,400	103,554
MCB Group, Ltd.	138,908	867,477
New Mauritius Hotels, Ltd.	305,790	181,669
New Mauritius Hotels, Ltd., PFC Shares	101,930	34,465
Omnicane, Ltd.	15,009	26,466
Phoenix Beverages, Ltd.	10,200	120,451
Rogers & Co., Ltd.	187,150	155,332
SBM Holdings, Ltd.	1,963,910	391,198
Sun, Ltd., Class A(1)	65,600	71,795
Terra Mauricia, Ltd.	90,156	81,192
Vivo Energy Mauritius, Ltd.	23,359	72,092

		$2,520,209

Mexico — 2.1%
Cemex SAB de CV ADR(1)	40,112	$371,437
Coca-Cola Femsa SAB de CV ADR	1,600	99,232
Fomento Economico Mexicano SAB de CV ADR	5,200	391,196

5

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	$85,052
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	700	101,409
Grupo Bimbo SAB de CV, Series A	50,300	110,931
Grupo Carso SAB de CV, Series A1	20,500	82,124
Grupo Financiero Banorte SAB de CV, Class O	72,000	345,093
Grupo Financiero Inbursa SAB de CV, Class O	75,000	111,492
Grupo Financiero Santander Mexico SAB de CV ADR	13,200	94,380
Grupo Mexico SAB de CV, Series B	111,800	336,362
Industrias Penoles SAB de CV	4,500	106,396
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	91,425
Mexichem SAB de CV	39,053	92,607
Wal-Mart de Mexico SAB de CV, Series V	149,500	264,538

		$2,683,674

Norway — 0.1%
Telenor ASA	9,700	$153,769

		$153,769

Pakistan — 6.6%
Askari Bank, Ltd.	333,400	$81,872
Bank AL Habib, Ltd.	334,712	183,573
Bank Alfalah, Ltd.	576,300	228,130
Engro Corp., Ltd.	150,700	484,518
Fatima Fertilizer Co., Ltd.	415,400	153,004
Fauji Cement Co., Ltd.	451,600	195,219
Fauji Fertilizer Bin Qasim, Ltd.	228,300	113,346
Fauji Fertilizer Co., Ltd.	373,400	412,724
Ferozsons Laboratories, Ltd.	11,500	74,449
Habib Bank, Ltd.	365,200	910,078
Habib Metropolitan Bank, Ltd.	160,968	56,985
Hub Power Co., Ltd.	283,500	373,833
IGI Insurance, Ltd.	36,000	141,806
Indus Motor Co., Ltd.	15,200	254,256
K-Electric, Ltd.(1)	1,167,800	116,551
Kohat Cement Co., Ltd.	36,300	96,702
Kot Addu Power Co., Ltd.	209,400	160,888
Lucky Cement, Ltd.	102,400	820,586
Maple Leaf Cement Factory, Ltd.	135,500	173,235
MCB Bank, Ltd.	344,300	800,450
Millat Tractors, Ltd.	21,100	218,916
National Bank of Pakistan	394,900	282,191
Nishat Mills, Ltd.	114,100	174,397
Oil & Gas Development Co., Ltd.	200,000	306,035
Packages, Ltd.	23,600	189,230
Pak Elektron, Ltd.	139,300	112,889
Pak Suzuki Motor Co., Ltd.	18,600	123,619
Pakistan Telecommunication Co., Ltd.	448,400	80,183
Searle Co., Ltd. (The)	37,389	247,519
SUI Southern Gas Co., Ltd.(1)	209,600	71,944
United Bank, Ltd.	268,200	601,980

		$8,241,108

Peru — 3.4%
Alicorp SAA	92,000	$211,226
Cementos Pacasmayo SAA	107,000	206,084
Cia de Minas Buenaventura SA ADR	37,556	517,897
Credicorp, Ltd.	13,109	2,145,681

6

Security	Shares	Value
Engie Energia Peru SA	79,000	$216,640
Grana y Montero SAA ADR	30,600	138,006
Southern Copper Corp.	16,338	626,726
Union Andina de Cementos SAA	258,000	190,877

		$4,253,137

Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	72,000	$107,609
Aboitiz Power Corp.	39,500	33,471
Alliance Global Group, Inc.	85,700	21,608
Ayala Corp.	10,270	165,205
Ayala Land, Inc.	291,600	208,431
Bank of the Philippine Islands	21,799	39,261
BDO Unibank, Inc.	63,210	143,234
Cebu Air, Inc.	25,000	47,710
Century Pacific Food, Inc.	162,000	53,345
D&L Industries, Inc.	277,000	68,476
DMCI Holdings, Inc.	110,400	28,681
DoubleDragon Properties Corp.(1)	31,000	32,131
Energy Development Corp.	250,600	27,498
Globe Telecom, Inc.	1,375	47,547
GT Capital Holdings, Inc.	3,100	81,288
JG Summit Holding, Inc.	119,690	178,717
Jollibee Foods Corp.	16,280	67,249
Megaworld Corp.	1,050,500	77,546
Metro Pacific Investments Corp.	973,800	133,533
Metropolitan Bank & Trust Co.	55,903	91,578
PLDT, Inc.	3,815	112,770
Robinsons Land Corp.	161,300	81,432
Security Bank Corp.	22,000	94,314
SM Investments Corp.	9,480	131,491
SM Prime Holdings, Inc.	324,100	193,536
Universal Robina Corp.	34,300	112,395

		$2,380,056

Qatar — 0.2%
Ooredoo QSC	9,600	$276,875

		$276,875

Serbia — 3.1%
Aerodrom Nikola Tesla AD Beograd	64,686	$620,201
Energoprojekt Holding AD Beograd(1)	62,500	687,084
Gosa Montaza AD Velika Plana	1,378	27,481
Komercijalna Banka AD Beograd(1)	60,565	900,150
MESSER Tehnogas AD	200	22,609
Metalac AD(1)	14,420	214,720
NIS AD Novi Sad	216,465	1,402,793

		$3,875,038

Singapore — 1.5%
Yoma Strategic Holdings, Ltd.	4,730,433	$1,932,350

		$1,932,350

South Korea — 9.4%
AMOREPACIFIC Corp.	690	$188,328
AMOREPACIFIC Group	650	75,844
BNK Financial Group, Inc.	5,972	43,831

7

Security	Shares	Value
Celltrion, Inc.(1)	1,755	$151,662
CJ CheilJedang Corp.	220	67,193
CJ Corp.	300	47,106
Coway Co., Ltd.	1,200	90,238
Dongbu Insurance Co., Ltd.	1,100	56,046
E-MART, Inc.	420	73,526
GS Holdings Corp.	1,100	48,436
Hana Financial Group, Inc.	6,400	189,765
Hankook Tire Co., Ltd.	1,500	73,199
Hanmi Pharmaceutical Co., Ltd.	112	27,817
Hanwha Chemical Corp.	2,200	49,420
Hotel Shilla Co., Ltd.	930	34,735
Hyosung Corp.	500	58,288
Hyundai Development Co. - Engineering & Construction	1,700	63,966
Hyundai Engineering & Construction Co., Ltd.	1,750	62,643
Hyundai Glovis Co., Ltd.	490	65,615
Hyundai Heavy Industries Co., Ltd.(1)	850	96,935
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	36,284
Hyundai Mobis Co., Ltd.	1,400	291,250
Hyundai Motor Co.	3,100	373,203
Hyundai Motor Co., PFC Shares	550	44,109
Hyundai Motor Co., Second PFC Shares	760	62,886
Hyundai Steel Co.	1,600	80,237
Industrial Bank of Korea	5,900	64,448
Kakao Corp.	600	40,170
Kangwon Land, Inc.	2,800	78,912
KB Financial Group, Inc.	8,130	328,983
KCC Corp.	120	35,876
Kia Motors Corp.	5,600	175,519
Korea Aerospace Industries, Ltd.	1,660	88,616
Korea Electric Power Corp.	5,500	201,427
Korea Zinc Co., Ltd.	199	84,158
KT&G Corp.	2,470	213,962
LG Chem, Ltd.	970	218,731
LG Corp.	2,000	102,043
LG Display Co., Ltd.	5,180	136,657
LG Electronics, Inc.	2,470	118,041
LG Household & Health Care, Ltd.	210	158,797
LG Uplus Corp.	5,400	53,041
Lotte Chemical Corp.	340	110,180
Lotte Shopping Co., Ltd.	270	52,538
Mirae Asset Daewoo Co., Ltd.	9,700	73,595
Naver Corp.	570	372,332
NCsoft Corp.	410	107,343
ORION Corp.	70	39,111
POSCO	1,520	355,262
S-Oil Corp.	900	62,859
Samsung Biologics Co., Ltd.(1)	470	65,115
Samsung C&T Corp.	1,640	177,944
Samsung Electro-Mechanics Co., Ltd.	1,100	53,721
Samsung Electronics Co., Ltd.	1,930	3,282,496
Samsung Electronics Co., Ltd., PFC Shares	340	459,510
Samsung Fire & Marine Insurance Co., Ltd.	700	162,179
Samsung Heavy Industries Co., Ltd.(1)	6,900	61,800
Samsung Life Insurance Co., Ltd.	1,450	138,546

8

Security	Shares	Value
Samsung SDI Co., Ltd.	1,100	$109,314
Samsung SDS Co., Ltd.	840	91,062
Samsung Securities Co., Ltd.	1,400	39,090
Shinhan Financial Group Co., Ltd.	8,690	343,448
SK Holdings Co., Ltd.	982	182,970
SK Hynix, Inc.	11,600	535,733
SK Innovation Co., Ltd.	1,300	176,111
SK Telecom Co., Ltd.	490	93,936
Woori Bank	7,000	79,022

		$11,777,160

Taiwan — 6.4%
Advanced Semiconductor Engineering, Inc.	119,000	$131,137
Advantech Co., Ltd.	7,000	59,381
Asia Cement Corp.	52,000	44,577
Asustek Computer, Inc.	12,000	104,879
AU Optronics Corp.	156,000	64,596
Catcher Technology Co., Ltd.	12,000	97,869
Cathay Financial Holding Co., Ltd.	134,000	204,066
Chailease Holding Co., Ltd.	11,440	20,465
Chang Hwa Commercial Bank, Ltd.	115,381	64,071
Cheng Shin Rubber Industry Co., Ltd.	28,000	55,742
China Development Financial Holding Corp.	248,000	63,389
China Life Insurance Co., Ltd.	40,040	39,186
China Steel Corp.	210,000	170,030
Chunghwa Telecom Co., Ltd.	64,000	208,749
Compal Electronics, Inc.	95,000	57,319
CTBC Financial Holding Co., Ltd.	275,679	157,030
Delta Electronics, Inc.	33,680	188,116
E.Sun Financial Holding Co., Ltd.	138,406	81,757
Eclat Textile Co., Ltd.	3,068	32,047
Far Eastern New Century Corp.	59,700	49,756
Far EasTone Telecommunications Co., Ltd.	32,000	76,031
Feng TAY Enterprise Co., Ltd.	6,720	29,374
First Financial Holding Co., Ltd.	173,334	96,728
Formosa Chemicals & Fibre Corp.	59,000	182,896
Formosa Petrochemical Corp.	22,000	75,151
Formosa Plastics Corp.	70,000	202,260
Foxconn Technology Co., Ltd.	18,291	51,624
Fubon Financial Holding Co., Ltd.	112,000	182,028
Giant Manufacturing Co., Ltd.	6,000	39,433
Hon Hai Precision Industry Co., Ltd.	250,635	672,147
Hotai Motor Co., Ltd.	5,000	57,459
Hua Nan Financial Holdings Co., Ltd.	131,851	69,344
Innolux Corp.	180,000	76,251
Largan Precision Co., Ltd.	2,000	286,073
Lite-On Technology Corp.	25,250	38,139
MediaTek, Inc.	24,000	164,306
Mega Financial Holding Co., Ltd.	179,476	133,797
Nan Ya Plastics Corp.	85,000	200,224
Novatek Microelectronics Corp., Ltd.	6,000	21,251
Pegatron Corp.	30,000	72,243
Pou Chen Corp.	42,000	53,215
President Chain Store Corp.	10,000	74,801
Quanta Computer, Inc.	51,000	103,981
Shin Kong Financial Holding Co., Ltd.(1)	177,960	45,710

9

Security	Shares	Value
Shuang Bang Industrial Corp.	14,955	$11,650
Siliconware Precision Industries Co., Ltd.	17,914	27,286
SinoPac Financial Holdings Co., Ltd.	179,741	53,029
Synnex Technology International Corp.	32,550	33,969
Taishin Financial Holding Co., Ltd.	159,782	60,337
Taiwan Cement Corp.	67,000	75,982
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	66,840
Taiwan Mobile Co., Ltd.	31,000	103,544
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,365,668
Teco Electric & Machinery Co., Ltd.	24,000	21,694
Uni-President Enterprises Corp.	82,960	142,314
United Microelectronics Corp.	220,000	79,889
Yuanta Financial Holding Co., Ltd.	158,675	63,005

		$8,003,835

Thailand — 0.8%
Mega Lifesciences PCL	598,400	$479,896
PTT Exploration & Production PCL(5)	53,050	147,699
TTCL PCL(5)	767,100	435,872

		$1,063,467

Vietnam — 9.9%
Bank for Foreign Trade of Vietnam JSC	554,600	$964,425
Bao Viet Holdings	111,500	301,185
Century Synthetic Fiber Corp.	157,113	132,692
Danang Rubber JSC	67,496	90,890
FPT Corp.	92,491	184,507
Gemadept Corp.	61,050	76,554
HA TIEN 1 Cement JSC(1)	230,880	204,013
Ho Chi Minh City Infrastructure Investment JSC	262,900	357,251
Hoa Phat Group JSC	178,945	334,571
Hoa Sen Group	82,758	182,097
Imexpharm Pharmaceutical JSC	29,601	72,875
KIDO Group Corp.	243,900	398,009
Kinh Bac City Development Share Holding Corp.(1)	268,100	161,689
Masan Group Corp.	906,300	1,651,079
Nam Long Investment Corp.	110,000	112,077
PetroVietnam Drilling & Well Services JSC(1)	219,214	200,223
PetroVietnam Fertilizer & Chemical JSC	205,250	219,135
PetroVietnam Gas JSC	83,000	217,900
PetroVietnam Technical Services Corp.	294,900	229,205
Pha Lai Thermal Power JSC	186,000	140,542
Refrigeration Electrical Engineering Corp.	115,000	130,681
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	130,879
Saigon Securities, Inc.	400,730	357,655
Saigon Thuong Tin Commercial JSB(1)	977,216	440,861
Tan Tao Investment & Industry JSC(1)	675,400	116,460
TNG Investment & Trading JSC(1)	489	256
Traphaco JSC	26,166	130,759
Vietjet Aviation JSC(1)	149,000	559,062
Vietnam Construction and Import-Export JSC	251,400	155,758
Vietnam Dairy Products JSC	218,640	1,247,245
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	122,976
Vingroup JSC(1)	1,457,149	2,710,498
Vinh Son - Song Hinh Hydropower JSC	101,700	67,992

		$12,402,001

10

		Value
Total Common Stocks (identified cost $114,850,083)		$120,299,200

Rights — 0.0%(6)

Security	Shares	Value
South Korea — 0.0%(6)
Samsung Securities Co., Ltd., Expires 3/8/17	188	$987

Total Rights (identified cost $0)		$987

Short-Term Investments — 2.4%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/16/17(7)	$1,000	$999,816

Total U.S. Treasury Obligations (identified cost $999,797)		$999,816

Other — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(8)	1,958,902	$1,959,098

Total Other (identified cost $1,959,098)		$1,959,098

Total Short-Term Investments (identified cost $2,958,895)		$2,958,914

Total Investments — 98.1% (identified cost $117,808,978)		$123,259,101

Other Assets, Less Liabilities — 1.9%		$2,407,278

Net Assets — 100.0%		$125,666,379

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $2,948,777 or 2.3% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $109,278 or 0.1% of the Portfolio’s net assets.

11

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $9,192.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	28.3%	$35,523,802
Information Technology	13.3	16,729,181
Consumer Staples	8.6	10,864,284
Industrials	8.4	10,589,131
Materials	8.3	10,439,185
Real Estate	6.5	8,111,198
Telecommunication Services	6.1	7,711,094
Energy	6.0	7,517,586
Consumer Discretionary	5.7	7,223,390
Utilities	2.7	3,334,963
Health Care	1.8	2,256,373
Short-Term Investments	2.4	2,958,914

Total Investments	98.1%	$123,259,101

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	104,048,000	USD	3,308,362	BNP Paribas	2/2/17	$10,977	$—
TWD	104,048,000	USD	3,321,246	Standard Chartered Bank	2/2/17	—	(1,907)
USD	3,321,246	TWD	104,048,000	BNP Paribas	2/2/17	1,907	—
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(223,686)
USD	205,643	NOK	1,747,958	Standard Chartered Bank	2/13/17	—	(6,298)
USD	4,430,312	EUR	4,054,130	JPMorgan Chase Bank, N.A.	2/14/17	52,036	—
USD	2,985,544	EUR	2,732,039	JPMorgan Chase Bank, N.A.	2/14/17	35,067	—
USD	2,593,376	EUR	2,373,170	JPMorgan Chase Bank, N.A.	2/14/17	30,460	—
USD	1,918,634	EUR	1,755,721	JPMorgan Chase Bank, N.A.	2/14/17	22,535	—
USD	877,683	EUR	819,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(6,800)
USD	915,191	EUR	854,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(7,090)
USD	1,454,232	EUR	1,357,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(11,266)
USD	1,567,827	EUR	1,463,000	JPMorgan Chase Bank, N.A.	2/14/17	—	(12,146)
USD	1,557,035	SGD	2,217,400	Citibank, N.A.	3/13/17	—	(16,858)
USD	3,320,504	TWD	104,048,000	BNP Paribas	5/9/17	—	(31,112)
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	559,276	—
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(589)

						$712,258	$(317,752)

12

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	200	Long	Mar-17	$8,731,000	$9,151,000	$420,000

						$420,000

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$420,000	$—

Total		$420,000	$—

Foreign Exchange	Forward foreign currency exchange contracts	$712,258	$(317,752)

Total		$712,258	$(317,752)

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,206,369

Gross unrealized appreciation	$16,383,188
Gross unrealized depreciation	(11,330,456)

Net unrealized appreciation	$5,052,732

13

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$4,096,218	$73,553,375	$0	$77,649,593
Developed Europe	—	153,769	—	153,769
Emerging Europe	6,606,358	11,219,036	—	17,825,394
Latin America	12,550,580	—	—	12,550,580
Middle East/Africa	60,918	12,058,946	—	12,119,864
Total Common Stocks	$23,314,074	$96,985,126 **	$0	$120,299,200
Rights	$987	$—	$—	$987
Short-Term Investments -
U.S. Treasury Obligations	—	999,816	—	999,816
Other	—	1,959,098	—	1,959,098
Total Investments	$23,315,061	$99,944,040	$0	$123,259,101
Forward Foreign Currency Exchange Contracts	$—	$712,258	$—	$712,258
Futures Contracts	420,000	—	—	420,000
Total	$23,735,061	$100,656,298	$—	$124,391,359

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(317,752)	$—	$(317,752)
Total	$—	$(317,752)	$—	$(317,752)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Government Obligations Fund

January 31, 2017 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $489,004,334 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 70.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.799%, with maturity at 2036(1)	$2,689	$2,835,751
2.832%, with maturity at 2038(1)	2,693	2,855,073
2.869%, with maturity at 2035(1)	4,461	4,657,693
2.917%, with maturity at 2034(1)	1,096	1,145,572
4.50%, with various maturities to 2035	2,590	2,758,558
5.00%, with various maturities to 2018	458	470,666
5.50%, with various maturities to 2032	545	575,137
6.00%, with various maturities to 2033	2,745	3,079,726
6.50%, with various maturities to 2036	18,012	20,461,471
6.87%, with maturity at 2024	62	67,574
7.00%, with various maturities to 2036	11,731	13,434,842
7.09%, with maturity at 2023	237	256,734
7.25%, with maturity at 2022	260	282,237
7.31%, with maturity at 2027	38	43,828
7.50%, with various maturities to 2035	10,799	12,627,421
7.63%, with maturity at 2019	37	37,420
7.75%, with maturity at 2018	1	595
7.78%, with maturity at 2022	30	32,843
7.85%, with maturity at 2020	38	39,226
8.00%, with various maturities to 2034	1,338	1,505,412
8.13%, with maturity at 2019	49	50,709
8.15%, with various maturities to 2021	84	89,087
8.25%, with maturity at 2017	2	1,639
8.50%, with various maturities to 2031	2,088	2,419,498
9.00%, with various maturities to 2027	297	319,965
9.50%, with various maturities to 2026	349	366,173
10.50%, with maturity at 2020	103	111,724

		$70,526,574

Federal National Mortgage Association:
1.848%, with various maturities to 2035(1)	$14,193	$14,458,491
1.851%, with various maturities to 2033(1)	1,684	1,711,736
1.853%, with various maturities to 2044(1)	1,920	1,949,049
1.896%, with maturity at 2035(1)	828	840,993
1.941%, with maturity at 2022(1)	290	292,924
2.151%, with maturity at 2037(1)	2,835	2,843,502
2.588%, with maturity at 2036(1)	646	648,446
2.722%, with maturity at 2040(1)	868	908,664
3.025%, with maturity at 2036(1)	625	636,415
3.046%, with maturity at 2027(1)	963	1,000,906
3.61%, with maturity at 2034(1)	2,842	3,045,797
3.654%, with maturity at 2021(1)	298	304,045
3.719%, with maturity at 2035(1)	2,883	3,089,256

1

Security	Principal Amount (000’s omitted)		Value
3.738%, with maturity at 2036(1)	$9,499		$10,180,138
3.774%, with maturity at 2036(1)	169		174,764
3.958%, with maturity at 2034(1)	2,636		2,817,344
4.043%, with maturity at 2035(1)	2,589		2,783,672
4.688%, with maturity at 2034(1)	5,995		6,421,439
5.00%, with maturity at 2027	141		153,596
5.50%, with various maturities to 2030	559		586,162
6.00%, with various maturities to 2038	8,706		9,872,745
6.429%, with maturity at 2025(2)	83		91,805
6.50%, with various maturities to 2038(3)	72,144		82,126,562
7.00%, with various maturities to 2037	38,927		45,171,278
7.50%, with various maturities to 2035	3,271		3,782,729
7.875%, with maturity at 2021	227		248,445
8.00%, with various maturities to 2034	14,067		16,734,758
8.02%, with maturity at 2030(2)	7		7,881
8.25%, with maturity at 2025	88		97,162
8.33%, with maturity at 2020	126		134,706
8.405%, with maturity at 2021(2)	23		24,659
8.50%, with various maturities to 2037	2,340		2,801,933
9.00%, with various maturities to 2026	72		81,926
9.50%, with various maturities to 2030	241		263,973
9.503%, with maturity at 2025(2)	7		7,168
9.55%, with maturity at 2021(2)	10		10,882
9.555%, with maturity at 2025(2)	0	(4)	155
9.618%, with maturity at 2025(2)	2		2,358
9.688%, with maturity at 2021(2)	18		19,789
9.75%, with maturity at 2019	5		5,350
9.955%, with maturity at 2020(2)	1		620
9.959%, with maturity at 2023(2)	11		12,151
10.073%, with maturity at 2021(2)	6		6,040
11.00%, with maturity at 2020	2		2,388
11.019%, with maturity at 2021(2)	0	(4)	223

			$216,355,025

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$347		$356,013
6.00%, with various maturities to 2033	22,830		26,451,492
6.10%, with maturity at 2033	6,431		7,322,803
6.50%, with various maturities to 2034	5,697		6,585,233
7.00%, with maturity at 2034	5,502		6,428,762
7.50%, with various maturities to 2032	1,843		2,104,822
8.00%, with various maturities to 2034	2,338		2,738,745
8.25%, with maturity at 2019	11		11,259
8.30%, with maturity at 2020	7		7,801
8.50%, with various maturities to 2018	12		11,765
9.00%, with various maturities to 2027	2,381		2,788,280
9.50%, with various maturities to 2026	1,168		1,343,222

			$56,150,197

Total Mortgage Pass-Throughs (identified cost $335,557,680)			$343,031,796

2

Collateralized Mortgage Obligations — 19.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$84	$94,355
Series 1822, Class Z, 6.90%, 3/15/26	428	473,359
Series 1829, Class ZB, 6.50%, 3/15/26	142	154,437
Series 1896, Class Z, 6.00%, 9/15/26	217	235,857
Series 2075, Class PH, 6.50%, 8/15/28	100	109,976
Series 2091, Class ZC, 6.00%, 11/15/28	341	375,914
Series 2102, Class Z, 6.00%, 12/15/28	95	106,698
Series 2115, Class K, 6.00%, 1/15/29	777	859,778
Series 2142, Class Z, 6.50%, 4/15/29	219	250,402
Series 2245, Class A, 8.00%, 8/15/27	3,374	3,978,785
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(5)	4,602	3,989,055
Series 4039, Class ME, 2.00%, 12/15/40	1,077	1,076,752
Series 4204, Class AF, 1.771%, 5/15/43(6)	2,855	2,823,856
Series 4259, Class UE, 2.50%, 5/15/43	3,398	3,421,026
Series 4319, Class SY, 6.526%, 3/15/44(7)	378	363,367
Series 4336, Class GU, 3.50%, 2/15/53	431	449,695
Series 4337, Class YT, 3.50%, 4/15/49	8,262	8,323,641
Series 4385, Class SC, 7.534%, 9/15/44(7)	596	559,800
Series 4407, Class LN, 7.523%, 12/15/43(7)	472	440,440
Series 4495, Class JA, 3.50%, 5/15/45	2,185	2,206,065
Series 4502, Class SL, 7.534%, 6/15/45(7)	895	807,335
Series 4584, Class PM, 3.00%, 5/15/46	5,079	5,207,155
Series 4637, Class QU, 3.00%, 4/15/44	9,621	9,268,325
Series 4639, Class KF, 2.071%, 12/15/44(6)	9,896	9,754,985

		$55,331,058

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$78	$83,459
Series G92-44, Class ZQ, 8.00%, 7/25/22	4	3,901
Series G93-36, Class ZQ, 6.50%, 12/25/23	3,827	4,175,851
Series 1993-16, Class Z, 7.50%, 2/25/23	118	130,569
Series 1993-39, Class Z, 7.50%, 4/25/23	337	377,180
Series 1993-45, Class Z, 7.00%, 4/25/23	372	407,546
Series 1993-149, Class M, 7.00%, 8/25/23	135	146,925
Series 1993-178, Class PK, 6.50%, 9/25/23	291	318,921
Series 1994-40, Class Z, 6.50%, 3/25/24	318	350,514
Series 1994-42, Class K, 6.50%, 4/25/24	1,332	1,465,859
Series 1994-82, Class Z, 8.00%, 5/25/24	481	544,075
Series 1997-81, Class PD, 6.35%, 12/18/27	198	216,893
Series 2000-49, Class A, 8.00%, 3/18/27	346	396,035
Series 2001-81, Class HE, 6.50%, 1/25/32	730	837,012
Series 2002-1, Class G, 7.00%, 7/25/23	169	185,442
Series 2005-37, Class SU, 26.116%, 3/25/35(7)	570	731,690
Series 2012-35, Class GE, 3.00%, 5/25/40	3,260	3,315,742
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,624	3,846,513
Series 2013-52, Class MD, 1.25%, 6/25/43	4,559	4,377,897

3

Security	Principal Amount (000’s omitted)	Value
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	$4,266	$3,492,086
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,161	1,160,459
Series 2016-89, Class ZH, 3.00%, 12/25/46	4,649	4,613,831

		$31,178,400

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$886	$796,443
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,509	1,517,902
Series 2016-81, Class CZ, 2.25%, 3/16/45	2,607	2,422,135
Series 2016-91, Class UZ, 3.00%, 7/20/46	240	225,277
Series 2016-129, Class ZC, 2.00%, 6/20/45	3,389	3,279,277

		$8,241,034

Total Collateralized Mortgage Obligations (identified cost $95,137,243)		$94,750,492

U.S. Government Agency Obligations — 6.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,136,344
3.28%, 3/25/36	7,900	7,718,268
3.44%, 2/23/40	4,746	4,625,874

		$20,480,486

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,131,845
5.50%, 7/15/36	5,660	7,472,836

		$12,604,681

Total U.S. Government Agency Obligations (identified cost $32,275,899)		$33,085,167

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(8)	12,759,866	$12,761,141

Total Short-Term Investments (identified cost $12,761,141)		$12,761,141

Total Investments — 98.9% (identified cost $475,731,963)		$483,628,596

Other Assets, Less Liabilities — 1.1%		$5,375,756

Net Assets — 100.0%		$489,004,352

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $40,736.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	1,014	Short	Mar-17	$(119,490,390)	$(119,517,329)	$(26,939)
U.S. Ultra-Long Treasury Bond	158	Long	Mar-17	25,519,469	25,388,625	(130,844)

						$(157,783)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(831,351)

						$(831,351)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$483,544,193

Gross unrealized appreciation	$5,715,864
Gross unrealized depreciation	(5,631,461)

Net unrealized appreciation	$84,403

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

5

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(157,783	)(1)
Swap contracts	—	(831,351)

Total	$—	$(989,134)

(1)	Amount represents cumulative unrealized depreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$343,031,796	$—	$343,031,796
Collateralized Mortgage Obligations	—	94,750,492	—	94,750,492
U.S. Government Agency Obligations	—	33,085,167		33,085,167
Short-Term Investments	—	12,761,141	—	12,761,141
Total Investments	$—	$483,628,596	$—	$483,628,596

Liability Description
Futures Contracts	$(157,783)	$—	$—	$(157,783)
Swap Contracts	—	(831,351)	—	(831,351)
Total	$(157,783)	$(831,351)	$—	$(989,134)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2017 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $1,446,353,680 and the Fund owned 78.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$1,775	$1,854,875
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,471,600
Orbital ATK, Inc., 5.50%, 10/1/23	555	579,975
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,105,550
TransDigm, Inc., 6.375%, 6/15/26(1)	85	84,150
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,983,531

		$12,079,681

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,973,625

		$1,973,625

Automotive & Auto Parts — 0.7%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$666,217
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,764,000
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,842
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	325,584
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,458,593
Navistar International Corp., 8.25%, 11/1/21	4,475	4,542,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,338,560
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	793,100
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	688,804

		$11,921,825

Banks & Thrifts — 0.8%
Ally Financial, Inc., 3.50%, 1/27/19	$1,200	$1,215,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,859,710
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,493,500
CIT Group, Inc., 5.375%, 5/15/20	835	890,319
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,544,960
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,264,646

		$15,268,135

Broadcasting — 0.9%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$1,435	$1,498,671
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,181,250
Netflix, Inc., 5.50%, 2/15/22	1,790	1,926,488
Netflix, Inc., 5.875%, 2/15/25	2,155	2,343,562
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,228,112
Tribune Media Co., 5.875%, 7/15/22	2,400	2,436,000

		$16,614,083

Building Materials — 1.6%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$3,695	$4,009,075
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	2,285	2,356,406
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,255	1,460,506
FBM Finance, Inc., 8.25%, 8/15/21(1)	3,190	3,421,275

1

Security	Principal Amount (000’s omitted)	Value
HD Supply, Inc., 5.25%, 12/15/21(1)	$1,630	$1,721,688
HD Supply, Inc., 5.75%, 4/15/24(1)	2,435	2,562,838
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,784,025
Rexel S.A., 5.25%, 6/15/20(1)	1,782	1,838,801
Standard Industries, Inc., 5.125%, 2/15/21(1)	1,470	1,543,500
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,059,737
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,340	3,544,575
USG Corp., 5.50%, 3/1/25(1)	345	362,681

		$28,665,107

Cable/Satellite TV — 7.2%
Altice Financing S.A., 6.50%, 1/15/22(1)	$395	$413,269
Altice Financing S.A., 6.625%, 2/15/23(1)	2,970	3,109,219
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,907,798
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	7,190,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	1,013,650
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,320,637
Cablevision Systems Corp., 5.875%, 9/15/22	2,915	2,936,863
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,550,850
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	6,038,073
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,246,664
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	4,023,656
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	3,000	3,150,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,115,525
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,894,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	7,860	8,427,413
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	239,113
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	7,720	7,951,600
CSC Holdings, LLC, 5.25%, 6/1/24	385	385,843
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,464,270
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,134,750
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,858,552
CSC Holdings, LLC, 10.875%, 10/15/25(1)	4,595	5,479,537
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,620,630
DISH DBS Corp., 5.875%, 11/15/24	420	426,300
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,905,937
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,303,086
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	9,328,637
SFR Group S.A., 6.25%, 5/15/24(1)	585	590,850
SFR Group S.A., 7.375%, 5/1/26(1)	3,450	3,553,500
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	971,231
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,473,688
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,973,425
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,363,200
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,628,583
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,395,600
VTR Finance B.V., 6.875%, 1/15/24(1)	4,615	4,857,287
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,239,547
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	4,745	4,721,275

		$132,205,470

2

Security	Principal Amount (000’s omitted)			Value
Capital Goods — 0.6%
Anixter, Inc., 5.50%, 3/1/23		$2,335		$2,442,994
Manitowoc Foodservice, Inc., 9.50%, 2/15/24		8,120		9,378,600

				$11,821,594

Chemicals — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		$1,490		$1,493,725
CF Industries, Inc., 4.95%, 6/1/43		2,315		1,996,688
INEOS Group Holdings S.A., 5.625%, 8/1/24(1)		3,355		3,355,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		5,620		5,764,012
Platform Specialty Products Corp., 10.375%, 5/1/21(1)		1,995		2,224,425
PQ Corp., 6.75%, 11/15/22(1)		900		976,500
Tronox Finance, LLC, 6.375%, 8/15/20		7,490		7,255,937
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620		2,567,600
Valvoline, Inc., 5.50%, 7/15/24(1)		835		878,838
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790		2,908,575
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270		2,386,337
W.R. Grace & Co., 5.625%, 10/1/24(1)		525		555,188

				$32,362,825

Consumer Products — 2.0%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		$3,490		$3,507,450
Central Garden & Pet Co., 6.125%, 11/15/23		6,300		6,772,500
HRG Group, Inc., 7.875%, 7/15/19		6,550		6,846,387
Prestige Brands, Inc., 6.375%, 3/1/24(1)		5,706		5,977,035
Revlon Consumer Products Corp., 5.75%, 2/15/21		1,495		1,508,081
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)		925		982,813
Spectrum Brands, Inc., 5.75%, 7/15/25		3,285		3,449,250
Tempur Sealy International, Inc., 5.50%, 6/15/26		2,510		2,478,625
Tempur Sealy International, Inc., 5.625%, 10/15/23		1,910		1,933,875
Vista Outdoor, Inc., 5.875%, 10/1/23		3,365		3,520,631

				$36,976,647

Containers — 2.2%
ARD Finance S.A., 6.625%, 9/15/23(1)(4)	EUR	2,585	*	$2,829,016
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.963%, 12/15/19(1)(5)		$264		268,753
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625		3,674,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		397,994
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,060		3,086,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		802,466
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)		600		623,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145		6,605,875
Berry Plastics Corp., 6.00%, 10/15/22		1,770		1,882,837
BWAY Holding Co., 9.125%, 8/15/21(1)		5,390		5,821,200
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)		1,455		1,481,918
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985		4,201,684
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995		1,060,297
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		2,635		2,704,169
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202		1,232,723
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,075		2,214,803
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 8.25%, 2/15/21		959		987,282

				$39,875,886

3

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 2.4%
Aircastle, Ltd., 5.00%, 4/1/23	$1,310	$1,333,030
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	3,810	3,943,350
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,880	5,982,900
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,795	1,847,952
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	2,030	2,050,300
International Lease Finance Corp., 6.25%, 5/15/19	975	1,054,297
International Lease Finance Corp., 8.25%, 12/15/20	955	1,129,135
International Lease Finance Corp., 8.625%, 1/15/22	1,580	1,929,101
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,240,299
Navient Corp., 4.875%, 6/17/19	40	40,375
Navient Corp., 5.50%, 1/15/19	2,490	2,552,499
Navient Corp., 7.25%, 1/25/22	45	46,463
Navient Corp., 8.00%, 3/25/20	6,065	6,527,456
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)(6)	8,490	8,712,862
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)(6)	4,985	5,128,319

		$43,518,338

Diversified Media — 0.9%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,110,330
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,229,125
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	434,988
IAC/InterActiveCorp, 4.875%, 11/30/18	1,471	1,493,800
MDC Partners, Inc., 6.50%, 5/1/24(1)	12,220	10,692,500
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,260,563

		$17,221,306

Energy — 13.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$1,806	$1,896,300
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	3,605	3,708,644
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	800	834,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	1,995	2,079,787
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	1,585	1,628,588
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,432,719
Antero Resources Corp., 5.625%, 6/1/23	2,295	2,352,375
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	765	788,103
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(7)	2,155	2,004,150
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,841,062
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(1)	4,370	4,637,662
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	5,095	5,712,769
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,075	2,222,844
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	3,075	3,174,937
Concho Resources, Inc., 5.50%, 4/1/23	5,045	5,259,412
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,471,325
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,606,192
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	4,509	4,909,174
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,850	3,907,750
Denbury Resources, Inc., 5.50%, 5/1/22	715	616,688
Denbury Resources, Inc., 9.00%, 5/15/21(1)	4,065	4,461,337
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	1,080	1,084,050
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	2,870	2,970,450

4

Security	Principal Amount (000’s omitted)	Value
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	$5,745	$6,046,612
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,128,150
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,315	6,772,837
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,998,050
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	1,942,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	2,001,825
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	3,730	4,009,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	4,670	4,973,550
Gulfport Energy Corp., 6.00%, 10/15/24(1)	5,890	6,029,887
Gulfport Energy Corp., 6.625%, 5/1/23	5,945	6,242,250
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,226,163
Matador Resources Co., 6.875%, 4/15/23	3,970	4,208,200
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,198,625
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,490,775
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,622,600
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,568,000
Noble Energy, Inc., 5.625%, 5/1/21	795	825,655
Noble Holding International, Ltd., 7.75%, 1/15/24	3,635	3,621,369
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	960,713
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	927,000
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,095	4,212,731
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,703,750
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,166,131
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,030	5,143,175
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,593,250
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,347,675
PDC Energy, Inc., 6.125%, 9/15/24(1)	790	829,500
Precision Drilling Corp., 6.50%, 12/15/21	475	490,438
Precision Drilling Corp., 6.625%, 11/15/20	939	961,013
Precision Drilling Corp., 7.75%, 12/15/23(1)	195	211,575
Rice Energy, Inc., 7.25%, 5/1/23	2,260	2,435,150
RSP Permian, Inc., 6.625%, 10/1/22	4,980	5,285,025
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	2,480	2,607,100
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	3,040	3,313,600
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	7,135	7,777,150
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	2,345	2,564,844
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	11,135	11,970,125
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,031,750
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,574,212
SM Energy Co., 5.625%, 6/1/25	1,850	1,822,250
SM Energy Co., 6.125%, 11/15/22	3,285	3,408,187
SM Energy Co., 6.50%, 11/15/21	1,895	1,963,694
SM Energy Co., 6.50%, 1/1/23	2,820	2,918,700
SM Energy Co., 6.75%, 9/15/26	1,580	1,651,100
Southwestern Energy Co., 4.10%, 3/15/22	1,735	1,617,888
Southwestern Energy Co., 7.50%, 2/1/18	767	803,433
Sunoco L.P./Sunoco Finance Corp., 6.375%, 4/1/23	1,700	1,753,550
Tervita Escrow Corp., 7.625%, 12/1/21(1)	2,325	2,418,000
Tesoro Corp., 5.375%, 10/1/22	1,970	2,048,800
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	640	682,400
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,530	1,637,100
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,936,969

5

Security	Principal Amount (000’s omitted)	Value
Transocean, Inc., 9.00%, 7/15/23(1)	$1,480	$1,582,675
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	1,465	424,850
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)(6)	570	584,250
Weatherford International, Ltd., 9.875%, 2/15/24(1)	1,460	1,580,450
Whiting Petroleum Corp., 5.00%, 3/15/19	875	895,125
Whiting Petroleum Corp., 5.75%, 3/15/21	500	507,500
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)(6)	5,015	5,008,731
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,255,460
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,300,770
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	2,960,925
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	3,270	3,384,483
WPX Energy, Inc., 7.50%, 8/1/20	1,860	2,027,400

		$252,787,713

Entertainment/Film — 0.1%
Regal Entertainment Group, 5.75%, 3/15/22	$1,065	$1,110,263

		$1,110,263

Environmental — 0.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$3,075	$3,136,500
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,211,211
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,703,225
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,944,575
Covanta Holding Corp., 7.25%, 12/1/20	2,660	2,739,135
GFL Environmental, Inc., 9.875%, 2/1/21(1)	2,305	2,518,213

		$15,252,859

Food & Drug Retail — 1.2%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(1)	$2,205	$2,254,612
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	1,770	1,849,119
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	1,600	1,428,000
New Albertsons, Inc., 8.00%, 5/1/31	2,335	2,299,975
Rite Aid Corp., 6.125%, 4/1/23(1)	6,815	7,121,675
Safeway, Inc., 7.25%, 2/1/31	3,750	3,703,125
Safeway, Inc., 7.45%, 9/15/27	3,054	3,008,190

		$21,664,696

Food/Beverage/Tobacco — 1.9%
Dean Foods Co., 6.50%, 3/15/23(1)	$8,200	$8,589,500
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	5,820	6,111,000
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	527,875
Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,141,983
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,352,471
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,317,188
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	616,250
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,090,334
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,062,200
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,810,369
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,911,250
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	1,001,650

		$35,532,070

6

Security	Principal Amount (000’s omitted)	Value
Gaming — 2.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,080,664
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	875,700
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,605,850
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,705,312
International Game Technology PLC, 6.50%, 2/15/25(1)	720	781,200
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)	2,390	2,300,375
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	2,505	2,620,856
MGM Resorts International, 6.00%, 3/15/23	1,970	2,126,989
MGM Resorts International, 6.625%, 12/15/21	2,840	3,173,700
MGM Resorts International, 7.75%, 3/15/22	3,900	4,552,080
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	1,015	1,018,827
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	2,005	2,065,150
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,900	2,040,125
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,620,383
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,626,300
Studio City Co., Ltd., 7.25%, 11/30/21(1)	2,990	3,166,261
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	4,100	4,152,111
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,351,875

		$41,863,758

Health Care — 9.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,025	$1,045,500
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	1,195	1,244,294
Alere, Inc., 6.375%, 7/1/23(1)	9,695	9,858,603
Alere, Inc., 6.50%, 6/15/20	1,489	1,493,318
Alere, Inc., 7.25%, 7/1/18	515	521,116
Capsugel S.A., 7.00%, 5/15/19(1)(4)	607	610,414
Centene Corp., 4.75%, 5/15/22	885	902,700
Centene Corp., 4.75%, 1/15/25	5,365	5,307,970
Centene Corp., 5.625%, 2/15/21	2,250	2,367,675
Centene Corp., 6.125%, 2/15/24	3,740	3,983,100
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	266	266,858
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,445	1,062,075
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	3,463,088
Concordia International Corp., 9.50%, 10/21/22(1)	2,670	1,148,100
Envision Healthcare Corp., 5.625%, 7/15/22	2,325	2,403,469
Envision Healthcare Corp., 6.25%, 12/1/24(1)	3,700	3,903,500
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,617,588
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,367,100
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,337,798
HCA, Inc., 4.50%, 2/15/27	795	786,056
HCA, Inc., 5.25%, 6/15/26	4,595	4,801,775
HCA, Inc., 5.875%, 2/15/26	12,010	12,520,425
HCA, Inc., 6.50%, 2/15/20	505	552,975
HCA, Inc., 7.50%, 2/15/22	1,530	1,746,113
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,107,250
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,410,775
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	5,335	5,615,087

7

Security	Principal Amount (000’s omitted)	Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	$10,365	$11,012,812
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,554,700
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	3,580	3,842,235
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	2,195	2,458,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,267,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	3,525	3,141,656
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,702,575
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	19,333,656
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,645	1,422,925
PRA Holdings, Inc., 9.50%, 10/1/23(1)	4,146	4,622,790
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	4,310	4,687,125
Team Health, Inc., 7.25%, 12/15/23(1)	4,755	5,456,362
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(6)	4,310	4,223,800
Teleflex, Inc., 4.875%, 6/1/26	1,025	1,022,438
Teleflex, Inc., 5.25%, 6/15/24	845	874,575
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,707,863
Tenet Healthcare Corp., 6.75%, 6/15/23	4,010	3,799,475
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,542,625
Tenet Healthcare Corp., 8.125%, 4/1/22	4,415	4,481,225
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,890	3,746,962
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	2,185	1,644,213
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,525	4,882,719
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	295	292,419
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,334,925
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,480,900
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,323,556

		$179,304,853

Homebuilders/Real Estate — 0.7%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$2,855	$3,108,381
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,505	4,662,675
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,901,850
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,565	2,667,600
William Lyon Homes, Inc., 5.875%, 1/31/25(1)	1,075	1,070,969

		$13,411,475

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$5,260	$5,291,560
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	3,180	3,136,275
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	3,310	3,409,011
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,304,275

		$13,141,121

Insurance — 0.8%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$2,790	$2,953,912
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	2,620	2,646,200
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,874,500
USI, Inc., 7.75%, 1/15/21(1)	4,745	4,848,797

		$14,323,409

8

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.6%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,784,525
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,840	2,868,400
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,439,688
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,756,300
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	2,010	2,120,550

		$10,969,463

Metals/Mining — 2.8%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$1,605	$1,745,438
Eldorado Gold Corp., 6.125%, 12/15/20(1)	9,000	9,247,500
Freeport-McMoRan, Inc., 3.10%, 3/15/20	840	837,900
Freeport-McMoRan, Inc., 3.875%, 3/15/23	850	788,375
Freeport-McMoRan, Inc., 4.55%, 11/14/24	3,365	3,171,512
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	2,263,125
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	3,820	4,106,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	892,925
Lundin Mining Corp., 7.875%, 11/1/22(1)	1,055	1,155,225
New Gold, Inc., 6.25%, 11/15/22(1)	8,584	8,669,840
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,553,950
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,530,413
SunCoke Energy, Inc., 7.625%, 8/1/19	89	88,766
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	3,660	3,669,150
Teck Resources, Ltd., 3.00%, 3/1/19	339	342,390
Teck Resources, Ltd., 5.20%, 3/1/42	665	621,775
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,460,025
Teck Resources, Ltd., 6.00%, 8/15/40	745	750,588
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,450	2,707,250
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,927,287

		$51,529,934

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$520	$534,506

		$534,506

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$4,270	$3,971,100
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	1,565	1,494,575

		$5,465,675

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$7,710	$8,114,775

		$8,114,775

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,785,800
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,782,486
Landry’s, Inc., 6.75%, 10/15/24(1)	2,040	2,106,300
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,398,593
Yum! Brands, Inc., 3.75%, 11/1/21	1,955	1,991,656
Yum! Brands, Inc., 3.875%, 11/1/20	855	881,719
Yum! Brands, Inc., 3.875%, 11/1/23	265	259,369
Yum! Brands, Inc., 5.30%, 9/15/19	600	639,000

		$20,844,923

9

Security	Principal Amount (000’s omitted)	Value
Services — 4.4%
Aramark Services, Inc., 5.125%, 1/15/24	$3,695	$3,870,512
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	3,215	3,190,887
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,629,156
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,903,500
CEB, Inc., 5.625%, 6/15/23(1)	3,045	3,235,312
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	10,870	11,501,819
Cloud Crane, LLC, 10.125%, 8/1/24(1)	2,855	3,147,638
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,161,300
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,283,813
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,735	1,466,075
Hertz Corp. (The), 6.25%, 10/15/22	985	898,813
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,348,019
Laureate Education, Inc., 9.25%, 9/1/19(1)	10,210	10,707,737
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	4,985	5,414,956
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,082,396
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	1,470	1,501,238
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,579,363
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	925,080
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,642,986
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,579,575
TMS International Corp., 7.625%, 10/15/21(1)	2,780	2,786,950
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,050,000
United Rentals North America, Inc., 6.125%, 6/15/23	1,020	1,081,200
United Rentals North America, Inc., 7.625%, 4/15/22	457	479,564
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(4)	1,152	978,198

		$81,446,087

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$970	$960,300
ArcelorMittal, 7.25%, 2/25/22	1,670	1,891,275
Steel Dynamics, Inc., 5.50%, 10/1/24	505	537,194
United States Steel Corp., 8.375%, 7/1/21(1)	2,540	2,825,750
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	334,087

		$6,548,606

Super Retail — 2.6%
Dollar Tree, Inc., 5.25%, 3/1/20	$1,880	$1,934,050
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,617,525
Hot Topic, Inc., 9.25%, 6/15/21(1)	7,480	7,891,400
L Brands, Inc., 6.625%, 4/1/21	3,670	4,046,175
L Brands, Inc., 6.875%, 11/1/35	5,560	5,448,800
L Brands, Inc., 8.50%, 6/15/19	3,620	4,094,003
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,378,525
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,204,737
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,675,125
PetSmart, Inc., 7.125%, 3/15/23(1)	3,310	3,260,350
PVH Corp., 7.75%, 11/15/23	3,385	3,960,450
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	1,405	1,475,250
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	883,575

		$47,869,965

10

Security	Principal Amount (000’s omitted)	Value
Technology — 7.8%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	$1,380	$1,117,800
Camelot Finance S.A., 7.875%, 10/15/24(1)	1,595	1,690,700
CommScope, Inc., 4.375%, 6/15/20(1)	945	973,350
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,590,625
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	3,245	3,474,178
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	825	861,940
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	2,490	2,677,681
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,940	4,157,342
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	6,685	7,229,948
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	4,190	4,589,948
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,102,075
First Data Corp., 5.375%, 8/15/23(1)	4,880	5,038,600
First Data Corp., 6.75%, 11/1/20(1)	111	114,746
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,950,312
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,739,844
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,625,156
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	3,120	3,221,400
Informatica, LLC, 7.125%, 7/15/23(1)	590	572,300
Match Group, Inc., 6.375%, 6/1/24	1,990	2,141,738
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,845	1,858,838
Micron Technology, Inc., 5.50%, 2/1/25	335	338,350
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	971,273
Micron Technology, Inc., 7.50%, 9/15/23(1)	3,335	3,710,188
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	4,030,900
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,357,085
Nuance Communications, Inc., 5.375%, 8/15/20(1)	392	402,045
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,353,076
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	2,530	2,681,800
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	2,290	2,381,600
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	9,065	9,676,887
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,692,112
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	5,050,200
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,375,350
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	6,780	6,491,850
Western Digital Corp., 7.375%, 4/1/23(1)	7,970	8,796,887
Western Digital Corp., 10.50%, 4/1/24(1)	8,255	9,751,219
Zebra Technologies Corp., 7.25%, 10/15/22	8,020	8,681,650

		$143,470,993

Telecommunications — 7.2%
CenturyLink, Inc., 6.75%, 12/1/23	$2,030	$2,095,975
CenturyLink, Inc., 7.50%, 4/1/24	5,410	5,741,362
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	1,590	1,683,412
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	515	561,350
Digicel, Ltd., 6.00%, 4/15/21(1)	3,915	3,669,529
Digicel, Ltd., 6.75%, 3/1/23(1)	4,685	4,398,044
Equinix, Inc., 5.875%, 1/15/26	3,890	4,137,404
Frontier Communications Corp., 6.25%, 9/15/21	1,830	1,720,200
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,642,875
Frontier Communications Corp., 7.625%, 4/15/24	285	252,938

11

Security	Principal Amount (000’s omitted)	Value
Frontier Communications Corp., 10.50%, 9/15/22	$3,155	$3,310,778
Frontier Communications Corp., 11.00%, 9/15/25	4,155	4,217,325
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	2,400	2,406,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,330,101
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	1,165	1,208,688
Intelsat Connect Finance S.A., 12.50%, 4/1/22(1)	908	578,850
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	3,215	2,266,575
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	2,626,750
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	195	152,100
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,624,400
Intelsat Luxembourg S.A., 7.75%, 6/1/21	673	237,233
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	2,180	2,177,275
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,436,678
Sprint Capital Corp., 6.875%, 11/15/28	4,330	4,470,725
Sprint Communications, Inc., 6.00%, 11/15/22	255	260,100
Sprint Communications, Inc., 7.00%, 8/15/20	3,780	4,054,050
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,482,012
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,147,353
Sprint Corp., 7.125%, 6/15/24	2,270	2,400,525
Sprint Corp., 7.25%, 9/15/21	4,985	5,346,412
Sprint Corp., 7.625%, 2/15/25	4,005	4,310,381
Sprint Corp., 7.875%, 9/15/23	15,985	17,513,166
T-Mobile USA, Inc., 6.25%, 4/1/21	895	929,637
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,327,594
T-Mobile USA, Inc., 6.464%, 4/28/19	865	879,489
T-Mobile USA, Inc., 6.50%, 1/15/26	13,337	14,707,377
T-Mobile USA, Inc., 6.625%, 4/1/23	4,615	4,915,898
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,651,100
T-Mobile USA, Inc., 6.731%, 4/28/22	560	583,800
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	4,170	4,263,825
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,076,525
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,812,641

		$132,608,452

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$435,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,188,000
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,595	1,658,800
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,472,825

		$7,754,625

Utilities — 1.7%
AES Corp. (The), 5.50%, 3/15/24	$790	$803,825
AES Corp. (The), 6.00%, 5/15/26	4,275	4,446,000
Calpine Corp., 5.375%, 1/15/23	3,505	3,469,950
Dynegy, Inc., 6.75%, 11/1/19	2,165	2,232,656
Dynegy, Inc., 7.375%, 11/1/22	4,455	4,421,587
Dynegy, Inc., 7.625%, 11/1/24	1,430	1,369,225
NRG Energy, Inc., 7.25%, 5/15/26(1)	4,085	4,294,356
NRG Energy, Inc., 7.875%, 5/15/21	297	309,623
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	3,660	3,586,800

12

Security	Principal Amount (000’s omitted)	Value
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	$2,135	$2,180,369
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	345	356,213
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	2,680	2,800,600

		$30,271,204

Total Corporate Bonds & Notes (identified cost $1,482,927,378)		$1,536,325,947

Senior Floating-Rate Loans — 7.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,965	$1,958,158

		$1,958,158

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.029%, Maturing 11/30/23	$2,800	$2,838,920
Silver II US Holdings, LLC, Term Loan, 4.00%, Maturing 12/13/19	440	417,835

		$3,256,755

Chemicals — 0.0%(8)
Atotech B.V., Term Loan, Maturing 1/31/24(10)	$870	$875,981

		$875,981

Consumer Products — 0.1%
Nature’s Bounty Co. (The), Term Loan, 5.00%, Maturing 5/5/23	$2,124	$2,142,027

		$2,142,027

Containers — 0.1%
BWAY Holding Company, Term Loan, 4.75%, Maturing 8/14/23	$2,549	$2,572,771

		$2,572,771

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, Maturing 1/13/22(10)	$3,335	$3,381,550

		$3,381,550

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$7,065	$7,742,802

		$7,742,802

Food & Drug Retail — 0.5%
Albertsons, LLC, Term Loan, 3.778%, Maturing 8/22/21	$9,905	$9,969,808

		$9,969,808

Gaming — 0.3%
GLP Financing, LLC, Term Loan, 2.523%, Maturing 4/29/21	$4,150	$4,092,938
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	1,045	1,050,225

		$5,143,163

Health Care — 1.0%
inVentiv Health, Inc., Term Loan, 4.75%, Maturing 11/9/23	$3,735	$3,767,349
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	4,454	4,522,034

13

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	$3,730	$3,746,319
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	3,900	3,982,875
Team Health, Inc., Term Loan, Maturing 1/17/24(10)	1,830	1,830,000
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	893	905,702

		$18,754,279

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,084	$1,094,209

		$1,094,209

Metals/Mining — 0.2%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,060	$3,081,686

		$3,081,686

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$2,010	$1,934,004

		$1,934,004

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$6,185	$6,072,897
AlixPartners, LLP, Term Loan, 4.00%, Maturing 7/28/22	4,906	4,955,110
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,864	2,884,582

		$13,912,589

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$3,890	$3,888,541
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	5,414	5,287,675
PetSmart, Inc., Term Loan, 4.00%, Maturing 3/11/22	1,572	1,560,333
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	3,883	1,339,612

		$12,076,161

Technology — 0.7%
Dell, Inc., Term Loan, 4.03%, Maturing 9/7/23	$4,833	$4,879,960
EIG Investors Corp., Term Loan, 6.00%, Maturing 2/9/23	5,578	5,569,368
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	2,433	2,439,486
Riverbed Technology, Inc., Term Loan, 4.25%, Maturing 4/24/22	840	848,203

		$13,737,017

Telecommunications — 1.2%
Asurion, LLC, Term Loan, 4.25%, Maturing 8/4/22	$4,943	$4,999,119
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	9,100	9,219,437
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	3,250	3,204,731
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	4,350	4,538,499

		$21,961,786

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$441,875
CEVA Intercompany B.V., Term Loan, 6.539%, Maturing 3/19/21	564	498,864
CEVA Logistics Canada, ULC, Term Loan, 6.539%, Maturing 3/19/21	97	86,011
CEVA Logistics US Holdings, Inc., Term Loan, 6.539%, Maturing 3/19/21	779	688,089
XPO Logistics, Inc., Term Loan, 4.25%, Maturing 11/1/21	6,785	6,848,979

		$8,563,818

14

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/30/17	$3,500	$3,525,881

		$3,525,881

Total Senior Floating-Rate Loans (identified cost $135,144,056)		$135,684,445

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.2%
NuVasive, Inc., 2.25%, 3/15/21(1)	$1,500	$1,981,875
NuVasive, Inc., 2.75%, 7/1/17	1,220	2,073,238

		$4,055,113

Utilities — 0.6%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,980	$3,897,913
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,500,062
Pattern Energy Group, Inc., 4.00%, 7/15/20	2,375	2,403,203

		$10,801,178

Total Convertible Bonds (identified cost $12,956,594)		$14,856,291

Commercial Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$6,855	$6,872,531

Total Commercial Mortgage-Backed Securities (identified cost $6,772,997)		$6,872,531

Common Stocks — 1.5%

Security	Shares	Value
Consumer Products — 0.0%(8)
HF Holdings, Inc.(11)(12)(13)	13,600	$208,624

		$208,624

Energy — 0.6%
Ascent CNR Corp., Class A(11)(12)(13)	6,273,462	$0
Extraction Oil & Gas, Inc.(11)	46,631	835,628
Holly Energy Partners, L.P.	90,000	3,325,500
Seven Generations Energy, Ltd., Class A(11)	265,561	5,308,159
Seventy Seven Energy, Inc.(11)	36,439	1,732,674

		$11,201,961

15

Security	Shares	Value
Food/Beverage/Tobacco — 0.1%
Constellation Brands, Inc., Class A	12,993	$1,945,831

		$1,945,831

Gaming — 0.2%
Melco Crown Entertainment, Ltd.	250,000	$4,210,000
New Cotai Participation Corp., Class B(11)(12)(13)	7	48,895

		$4,258,895

Health Care — 0.5%
Envision Healthcare Corp.(11)	70,100	$4,766,800
Hologic, Inc.(11)	105,000	4,255,650

		$9,022,450

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(11)	80,000	$981,600

		$981,600

Total Common Stocks (identified cost $23,156,065)		$27,619,361

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Health Care — 0.3%
Alere, Inc., 3.00%	18,630	$5,854,477

Total Convertible Preferred Stocks (identified cost $4,865,364)		$5,854,477

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(11)(12)	8,415,190	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(11)(12)	6,330,000	$0

		$0

Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(11)	$1,190,644	$595
PGP Investors, LLC, Membership Interests(11)(12)(13)	25,714	17,074,282

		$17,074,877

Total Miscellaneous (identified cost $8,868,750)		$17,074,877

Warrants — 0.0%(8)

16

Security	Shares	Value
Energy — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(11)	15,615	$359,145

		$359,145

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)(12)	1,610	$0

		$0

Total Warrants (identified cost $1,126,870)		$359,145

Short-Term Investments — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	58,541,117	$58,546,971

Total Short-Term Investments (identified cost $58,548,695)		$58,546,971

Total Investments — 98.3% (identified cost $1,734,366,769)		$1,803,194,045

Other Assets, Less Liabilities — 1.7%		$31,671,668

Net Assets — 100.0%		$1,834,865,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	Principal amount is denominated in Euros.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $929,102,903 or 50.6% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	When-issued security/delayed delivery security.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

17

(8)	Amount is less than 0.05%.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $101,912.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,416,922	CAD	8,390,767	State Street Bank and Trust Company	4/28/17	$—	$(37,153)
USD	2,885,577	EUR	2,687,520	State Street Bank and Trust Company	4/28/17	—	(26,994)

						$—	$(64,147)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At January 31, 2017, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

18

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$0
HF Holdings, Inc.	10/27/09	13,600	730,450	208,624
New Cotai Participation Corp., Class B	4/12/13	7	216,125	48,895

Total Common Stocks			$946,575	$257,519

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$17,074,282

Total Miscellaneous			$8,868,750	$17,074,282

Total Restricted Securities			$9,815,325	$17,331,801

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $64,147.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,746,618,450

Gross unrealized appreciation	$80,194,833
Gross unrealized depreciation	(23,619,238)

Net unrealized appreciation	$56,575,595

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

19

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,536,325,947	$—	$1,536,325,947
Senior Floating-Rate Loans	—	135,684,445	—	135,684,445
Convertible Bonds	—	14,856,291	—	14,856,291
Commercial Mortgage-Backed Securities	—	6,872,531	—	6,872,531
Common Stocks	27,361,842	—	257,519	27,619,361
Convertible Preferred Stocks	—	5,854,477	—	5,854,477
Miscellaneous	—	595	17,074,282	17,074,877
Warrants	—	359,145	0	359,145
Short-Term Investments	—	58,546,971	—	58,546,971
Total Investments	$27,361,842	$1,758,500,402	$17,331,801	$1,803,194,045

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(64,147)	$—	$(64,147)
Total	$—	$(64,147)	$—	$(64,147)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2017 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned 0.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests and 97.9% of MSAR Completion Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2017 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $20,226,253)		$18,036,098	15.5%
Global Macro Absolute Return Advantage Portfolio (identified cost, $11,200,772)		11,696,602	10.0
MSAR Completion Portfolio (identified cost, $78,034,503)		77,347,882	66.3

Total Investments in Affiliated Portfolios (identified cost $109,461,528)		$107,080,582	91.8%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Class R6	381,377	$5,110,450	4.4%
Parametric International Equity Fund, Class R6	433,151	5,028,879	4.3

Total Investments in Affiliated Investment Funds (identified cost $9,584,637)		$10,139,329	8.7%

Total Investments (identified cost $119,046,165)		$117,219,911	100.5%

Other Assets, Less Liabilities		$(633,410)	(0.5)%

Net Assets		$116,586,501	100.0%

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,706,699

Gross unrealized appreciation	$785,785
Gross unrealized depreciation	(8,272,573)

Net unrealized depreciation	$(7,486,788)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
Parametric Emerging Markets Fund, Class R6	378,973	2,404	—	381,377	$5,110,450	$30,242	$—
Parametric International Equity Fund, Class R6	425,843	7,308	—	433,151	5,028,879	81,549	—

					$10,139,329	$111,791	$—

1

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2017 and October 31, 2016, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The MSAR Completion Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

MSAR Completion Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(1)	$550	$567,789
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(1)	550	582,968

Total Collateralized Mortgage Obligations (identified cost $1,142,410)		$1,150,757

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$400	$402,767
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(3)	26	25,930
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class A4, 5.331%, 2/11/44	24	24,432
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	658	657,882
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4, 5.914%, 6/11/49(3)	1,668	1,689,347

Total Commercial Mortgage-Backed Securities (identified cost $2,815,531)		$2,800,358

Asset-Backed Securities — 11.7%

Security	Principal Amount (000’s omitted)	Value
Automotive — 6.1%
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/20	$500	$499,526
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/19	500	499,625
California Republic Auto Receivables Trust
Series 2013-2, Class A2, 1.23%, 3/15/19	14	13,591
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(2)	359	360,064
Series 2016-2A, Class A1, 1.53%, 11/16/20(2)	210	209,212
Ford Credit Auto Owner Trust
Series 2017-A, Class A3, 1.67%, 6/15/21	35	35,019
Honda Auto Receivables Owner Trust
Series 2014-2, Class A4, 1.18%, 5/18/20	500	499,879

1

Security	Principal Amount (000’s omitted)		Value
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A2, 1.15%, 1/15/19		$500	$499,449
Santander Drive Auto Receivables Trust
Series 2016-1, Class A2A, 1.41%, 7/15/19		233	233,263
Series 2016-3, Class A2, 1.34%, 11/15/19		500	500,023
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A2A, 1.284%, 11/26/18(2)		500	499,495
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)		580	579,276
World Omni Auto Receivables Trust
Series 2016-B, Class A2, 1.10%, 1/15/20		400	399,151

			$4,827,573

Computers — 1.4%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)		$600	$603,145
Series 2016-1, Class A2, 1.43%, 9/24/18(2)		500	499,971

			$1,103,116

Credit Card ABS — 1.9%
Chase Issuance Trust
Series 2016-A6, Class A6, 1.10%, 1/15/20		$500	$499,039
Discover Card Execution Note Trust
Series 2014-A3, Class A3, 1.22%, 10/15/19		500	500,179
World Financial Network Credit Card Master Trust
Series 2012-B, Class A, 1.76%, 5/17/21		500	500,972

			$1,500,190

Other — 1.0%
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(2)		$750	$755,211

			$755,211

Single Family Home Rental — 1.3%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.518%, 6/17/31(2)(3)		$457	$456,244
Colony American Homes
Series 2014-1A, Class C, 2.618%, 5/17/31(2)(3)		250	250,162
Series 2014-1A, Class D, 2.918%, 5/17/31(2)(3)		352	352,918

			$1,059,324

Total Asset-Backed Securities (identified cost $9,221,727)			$9,245,414

Foreign Government Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
Japan — 2.6%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	110,279	$1,031,247
Japan Government CPI Linked Bond, 0.10%, 3/10/26(4)	JPY	107,687	1,010,964

Total Japan			$2,042,211

Total Foreign Government Bonds (identified cost $2,128,605)			$2,042,211

2

Corporate Bonds & Notes — 1.6%

Security			Principal Amount (000’s omitted)	Value
Utilities — 1.6%
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20			$1,300	$1,293,673

Total Corporate Bonds & Notes (identified cost $1,299,987)				$1,293,673

Exchange-Traded Funds — 0.8%

Security			Shares	Value
Commodity Funds — 0.8%
iShares Gold Trust(5)(6)			54,500	$636,015

Total Exchange-Traded Funds (identified cost $646,041)				$636,015

U.S. Treasury Obligations — 8.0%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(7)			$2,525	$2,572,599
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(7)			1,271	1,264,186
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/26(7)			2,517	2,464,006

Total U.S. Treasury Obligations (identified cost $6,350,443)				$6,300,791

Call Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares(6)	100	$124	2/17/17	$800
SPDR Gold Shares(6)	100	124	3/17/17	3,800

Total Call Options Purchased (identified cost $22,424)				$4,600

3

Short-Term Investments — 64.4%

U.S. Treasury Obligations — 24.0%

Security			Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/9/17(6)(9)			$9,000	$8,999,131
U.S. Treasury Bill, 0.00%, 5/25/17(9)			10,000	9,984,070

Total U.S. Treasury Obligations (identified cost $18,984,272)				$18,983,201

Other — 40.4%

Description			Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(10)			31,885,150	$31,888,339

Total Other (identified cost $31,890,184)				$31,888,339

Total Short-Term Investments (identified cost $50,874,456)				$50,871,540

Total Investments — 94.1% (identified cost $74,501,624)				$74,345,359

Put Options Written — (0.0)%(8)

Exchange-Traded Options — (0.0)%(8)

Description	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares(6)	104	$107	2/17/17	$(364)
SPDR Gold Shares(6)	155	105	3/17/17	(2,093)

Total Put Options Written (premiums received $21,887)				$(2,457)

Other Assets, Less Liabilities — 5.9%				$4,699,499

Net Assets — 100.0%				$79,042,401

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $4,968,465 or 6.3% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

4

(5)	Non-income producing.

(6)	All or a portion of the security is held by a wholly-owned subsidiary.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $54,663.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,052,296	JPY	230,273,523	Bank of America, N.A.	2/28/17	$11,448	$—

						$11,448	$—

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Japan 10-Year Bond	2	Short	Mar-17	$(2,660,682)	$(2,654,858)	$5,824
U.S. 2-Year Treasury Note	27	Long	Mar-17	5,851,034	5,853,516	2,482
U.S. 5-Year Treasury Note	20	Long	Mar-17	2,344,974	2,357,344	12,370
U.S. 10-Year Treasury Note	11	Short	Mar-17	(1,374,980)	(1,369,156)	5,824
U.S. Ultra-Long Treasury Bond	12	Long	Mar-17	1,950,491	1,928,250	(22,241)

						$4,259

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	$1,504	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	6/21/17	$(430)
Bank of America, N.A.	4,133	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.04%	8/21/17	(279,313)
Bank of America, N.A.	4,109	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA plus 0.28%	8/21/17	(303,594)

5

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Societe Generale	$4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)(3)	Pays	0.65%	10/4/17	$(1,887)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(798)

							$(586,022)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(3)	Position is held by a wholly-owned subsidary.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $7,369,238 or 9.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	24	$18,925
Options written	259	21,887
Options expired	(24)	(18,925)

Outstanding, end of period	259	$21,887

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: During the fiscal year to date ended January 31, 2017, the Portfolio sought to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciated or depreciated sufficiently over the period to offset the net premium received, the Portfolio incurred a net loss. The amount of potential loss in the

6

event of a sharp market movement was subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into interest rate futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased Options	$4,600	$—
Commodity	Total Return Swaps	—	(1,887)
Commodity	Written Options	—	(2,457)

Total		$4,600	$(4,344)

Equity Price	Total Return Swaps	$—	$(584,135)

Total		$—	$(584,135)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$11,448	$—

Total		$11,448	$—

Interest Rate	Financial Futures Contracts*	$26,500	$(22,241)

Total		$26,500	$(22,241)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,219,369

Gross unrealized appreciation	$—
Gross unrealized depreciation	(645,242)

Net unrealized depreciation	$(645,242)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

7

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$1,150,757	$—	$1,150,757
Commercial Mortgage-Backed Securities	—	2,800,358	—	2,800,358
Asset-Backed Securities	—	9,245,414	—	9,245,414
Foreign Government Bonds	—	2,042,211	—	2,042,211
Corporate Bonds & Notes	—	1,293,673	—	1,293,673
Exchange-Traded Funds	636,015	—	—	636,015
U.S. Treasury Obligations	—	6,300,791	—	6,300,791
Call Options Purchased	4,600	—	—	4,600
Short-Term Investments -
U.S. Treasury Obligations	—	18,983,201	—	18,983,201
Other	—	31,888,339	—	31,888,339
Total Investments	$640,615	$73,704,744	$—	$74,345,359
Forward Foreign Currency Exchange Contracts	$—	$11,448	$—	$11,448
Futures Contracts	26,500	—	—	26,500
Total	$667,115	$73,716,192	$—	$74,383,307

Liability Description
Put Options Written	$(2,457)	$—	$—	$(2,457)
Futures Contracts	(22,241)	—	—	(22,241)
Swap Contracts	—	(586,022)	—	(586,022)
Total	$(24,698)	$(586,022)	$—	$(610,720)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

8

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2017 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates, in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 0.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2017 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 26.6%

Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $8,206,711)		$7,684,497

Global Macro Absolute Return Advantage Portfolio (identified cost, $4,498,790)		4,053,025

Total Investments in Affiliated Portfolios (identified cost $12,705,501)		$11,737,522

Investments in Affiliated Investment Funds — 30.7%

Security	Shares	Value
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	733,233	$8,791,464
Parametric Emerging Markets Fund, Class R6	153,838	2,061,424
Parametric International Equity Fund, Class R6	234,505	2,722,602

Total Investments in Affiliated Investment Funds (identified cost $12,700,934)		$13,575,490

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(1)	$200	$206,469
Series 2017-DNA1, Class B1, 5.73%, 7/25/29(1)	200	200,000
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(1)	200	211,988

Total Collateralized Mortgage Obligations (identified cost $615,422)		$618,457

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(2)	$200	$201,383
COMM Mortgage Trust
Series 2014-CR17, Class D, 4.799%, 5/10/47(2)(3)	125	115,625
Series 2014-LC17, Class D, 3.687%, 10/10/47(2)	100	69,637
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.667%, 4/15/47(2)(3)	150	132,753
Series 2014-C21, Class D, 4.66%, 8/15/47(2)(3)	100	85,274
Series 2014-C22, Class D, 4.56%, 9/15/47(2)(3)	150	123,948
Series 2014-C23, Class D, 3.959%, 9/15/47(2)(3)	100	84,321

2

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.408%, 8/15/46(2)(3)	$150	$154,358
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	151,748
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(2)(3)	150	150,687
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.063%, 1/10/45(2)(3)	150	161,987
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.54%, 9/15/58(3)	100	101,475
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(3)	150	124,329

Total Commercial Mortgage-Backed Securities (identified cost $1,705,590)		$1,657,525

Asset-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.3%
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$150	$152,027

		$152,027

Computers — 0.3%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(2)	$150	$150,787

		$150,787

Other — 0.3%
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(2)	$44	$44,416
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	30	29,416
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	44	44,391

		$118,223

Restaurants — 0.7%
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$74	$74,070
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	75	75,162
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(2)	138	139,043

		$288,275

Single Family Home Rental — 1.3%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.518%, 6/17/31(1)(2)	$100	$99,834
Series 2014-SFR1, Class D, 2.868%, 6/17/31(1)(2)	100	100,076
Colony American Homes
Series 2014-1A, Class C, 2.618%, 5/17/31(1)(2)	165	165,107

3

Security	Principal Amount (000’s omitted)		Value
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.925%, 12/17/30(1)(2)		$100	$100,095
Silver Bay Realty Trust
Series 2014-1, Class C, 2.818%, 9/17/31(1)(2)		100	99,956

			$565,068

Total Asset-Backed Securities (identified cost $1,269,460)			$1,274,380

Exchange-Traded Funds — 17.6%

Security	Shares		Value
Commodity Funds
SPDR Gold Trust(4)(5)		9,429	$1,089,521

			$1,089,521

Equity Funds
iShares Core S&P 500 ETF		10,610	$2,428,947
iShares Core S&P Small-Cap ETF		12,598	861,199
iShares MSCI United Kingdom ETF		24,263	763,072
WisdomTree Europe Hedged Equity Fund		11,919	684,508
WisdomTree Japan Hedged Equity Fund		39,007	1,945,279

			$6,683,005

Total Exchange-Traded Funds (identified cost $7,972,915)			$7,772,526

U.S. Treasury Obligations — 4.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(6)		$876	$892,534
U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/24(6)		457	455,107
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(6)		545	547,771

Total U.S. Treasury Obligations (identified cost $1,873,864)			$1,895,412

Foreign Government Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(7)	JPY	110,279	$1,031,247

Total Japan			$1,031,247

Total Foreign Government Bonds (identified cost $1,105,405)			$1,031,247

4

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
CBOE Volatility Index	Morgan Stanley & Co. International PLC	200	$13.00	2/15/17	$18,500
SPDR Gold Shares(5)	Exchange-Traded	45	124.00	2/17/17	360
SPDR Gold Shares(5)	Exchange-Traded	45	124.00	3/17/17	1,710

Total Call Options Purchased (identified cost $25,673)					$20,570

Short-Term Investments — 5.2%

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/23/17(5)	$500	$499,863

Total U.S. Treasury Obligations (identified cost $499,864)		$499,863

Other — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(8)	1,812,999	$1,813,180

Total Other (identified cost $1,813,100)		$1,813,180

Total Short-Term Investments (identified cost $2,312,964)		$2,313,043

Total Investments — 94.9% (identified cost $42,287,728)		$41,896,172

Call Options Written — (0.0)%(9)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares(5)	Exchange-Traded	45	$107.00	2/17/17	$(158)
SPDR Gold Shares(5)	Exchange-Traded	68	105.00	3/17/17	(918)

Total Call Options Written (premiums received $9,140)					$(1,076)

Other Assets, Less Liabilities — 5.1%					$2,259,169

Net Assets — 100.0%					$44,154,265

5

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $2,830,430 or 6.4% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(4)	Non-income producing.

(5)	All or a portion of the security is held by a wholly-owned subsidiary.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $5,963.

(9)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,035,364	JPY	116,170,892	Bank of America, N.A.	2/28/17	$5,775	$—

						$5,775	$—

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Japan 10-Year Bond	1	Short	Mar-17	$(1,330,341)	$(1,327,429)	$2,912
U.S. 2-Year Treasury Note	15	Long	Mar-17	3,250,574	3,251,953	1,379
U.S. 5-Year Treasury Note	35	Long	Mar-17	4,118,353	4,125,351	6,998
U.S. 10-Year Treasury Note	13	Long	Mar-17	1,625,024	1,618,094	(6,930)
U.S. Long Treasury Bond	5	Long	Mar-17	760,008	754,219	(5,789)
U.S. Ultra 10-Year Treasury Note	11	Long	Mar-17	1,485,192	1,475,719	(9,473)
U.S. Ultra-Long Treasury Bond	18	Long	Mar-17	2,925,736	2,892,375	(33,361)

						$(44,264)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

6

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Bank of America, N.A.	$645	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	6/21/17	$(184)
Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(2)(3)	Pays	0.65	10/4/17	(849)
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/4/17	(332)

							$(1,365)

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(3)	Position is held by a wholly-owned subsidiary.

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2017 were $3,336,877 or 7.6% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	136	57,489
Options terminated in closing purchase transactions	(12)	(27,889)
Options exercised	(5)	(1,328)
Options expired	(6)	(19,132)

Outstanding, end of period	113	$9,140

At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

7

Equity Price Risk: The Fund enters into options on an equity index and total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased options	$2,070	$—
Commodity	Total return swaps	—	(849)
Commodity	Written options	—	(1,076)

Total		$2,070	$(1,925)

Equity Price	Purchased options	$18,500	$—
Equity Price	Total return swaps	—	(516)

Total		$18,500	$(516)

Foreign Exchange	Forward foreign currency exchange contracts	$5,775	$—

Total		$5,775	$—

Interest Rate	Financial futures contracts*	$11,289	$(55,553)

Total		$11,289	$(55,553)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidary and the affiliated Portfolios, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,581,338

Gross unrealized appreciation	$1,137,588
Gross unrealized depreciation	(7,192,587)

Net unrealized depreciation	$(6,054,999)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gain distributions received	Realized gain (loss)
Eaton Vance Hexavest Global Equity Fund, Class I	706,067	27,166	—	733,233	$8,791,464	$58,039	$267,952	$—
Parametric Emerging Markets Fund, Class R6	72,417	81,421	—	153,838	2,061,424	12,199	—	—
Parametric International Equity Fund, Class R6	134,027	100,478	—	234,505	2,722,602	44,150	—	—

					$13,575,490	$114,388	$267,952	$—

8

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$11,737,522	$—	$—	$11,737,522
Investments in Affiliated Investment Funds	13,575,490	—	—	13,575,490
Collateralized Mortgage Obligations	—	618,457	—	618,457
Commercial Mortgage-Backed Securities	—	1,657,525	—	1,657,525
Asset-Backed Securities	—	1,274,380	—	1,274,380
Exchange-Traded Funds	7,772,526	—	—	7,772,526
U.S. Treasury Obligations	—	1,895,412	—	1,895,412
Foreign Government Bonds	—	1,031,247	—	1,031,247
Call Options Purchased	20,570	—	—	20,570
Short-Term Investments -
U.S. Treasury Obligations	—	499,863	—	499,863
Other	—	1,813,180	—	1,813,180
Total Investments	$33,106,108	$8,790,064	$—	$41,896,172
Forward Foreign Currency Exchange Contracts	$—	$5,775	$—	$5,775
Futures Contracts	11,289	—	—	11,289
Total	$33,117,397	$8,795,839	$—	$41,913,236

Liability Description
Call Options Written	$(1,076)	$—	$—	$(1,076)
Futures Contracts	(55,553)	—	—	(55,553)
Swap Contracts	—	(1,365)	—	(1,365)
Total	$(56,629)	$(1,365)	$—	$(57,994)

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

9

Parametric Tax-Managed International Equity Fund

January 31, 2017 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $33,518,709 and the Fund owned 51.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 7.7%
AGL Energy, Ltd.	22,052	$378,139
Amcor, Ltd.	7,705	83,630
ARB Corp., Ltd.	2,741	33,715
Ardent Leisure Group	12,742	20,323
Aristocrat Leisure, Ltd.	7,887	91,464
Blackmores, Ltd.	519	45,518
Boral, Ltd.	5,759	25,451
Brambles, Ltd.	20,697	163,569
Caltex Australia, Ltd.	4,560	98,964
Cleanaway Waste Management, Ltd.	36,318	31,413
Coca-Cola Amatil, Ltd.	8,298	61,366
Cochlear, Ltd.	811	77,040
Commonwealth Bank of Australia	3,589	222,375
Computershare, Ltd.	15,937	155,865
CSG, Ltd.	43,935	25,987
CSL, Ltd.	3,759	320,455
Dexus Property Group	10,420	70,984
DUET Group	45,421	96,529
DuluxGroup, Ltd.	5,657	26,073
GPT Group (The)	11,738	41,684
GrainCorp, Ltd., Class A	7,142	51,491
GWA Group, Ltd.	11,241	22,358
Hansen Technologies, Ltd.	14,633	42,869
Incitec Pivot, Ltd.	11,120	32,499
iSentia Group, Ltd.	19,466	38,728
James Hardie Industries PLC CDI	4,004	62,888
JB Hi-Fi, Ltd.	1,536	32,218
Macquarie Atlas Roads Group	10,339	39,369
Metcash, Ltd.(1)	29,937	47,868
Mirvac Group	41,842	64,452
National Australia Bank, Ltd.	4,515	103,827
Navitas, Ltd.	9,965	33,489
Newcrest Mining, Ltd.	3,087	50,624
NEXTDC, Ltd.(1)	18,649	43,636
Orica, Ltd.	4,147	59,033
Orora, Ltd.	31,847	68,908
Rio Tinto, Ltd.	2,553	129,512
Scentre Group	37,835	126,252
SMS Management & Technology, Ltd.	8,747	9,216
Sonic Healthcare, Ltd.	3,329	52,503
Southern Cross Media Group, Ltd.	25,786	28,752
Spark Infrastructure Group	32,141	57,125
Star Entertainment Group, Ltd. (The)	9,459	34,266
Stockland	22,834	75,350
Suncorp Group, Ltd.	2,484	24,559

1

Security	Shares	Value
Super Retail Group, Ltd.	4,935	$36,489
Sydney Airport	7,656	33,975
Tabcorp Holdings, Ltd.	17,246	61,986
Tatts Group, Ltd.	19,917	65,571
Telstra Corp., Ltd.	108,271	410,785
Tox Free Solutions, Ltd.	9,194	18,480
Transurban Group	15,294	118,346
Vicinity Centres	33,285	72,223
Washington H. Soul Pattinson & Co., Ltd.	4,310	51,004
Wesfarmers, Ltd.	7,781	237,703
Westpac Banking Corp.	8,556	205,973
Woodside Petroleum, Ltd.	12,096	290,021

		$5,004,892

Austria — 0.9%
ams AG	2,962	$102,039
CA Immobilien Anlagen AG	1,563	30,793
Erste Group Bank AG	1,664	50,721
EVN AG	2,151	26,337
Lenzing AG	490	70,006
Oesterreichische Post AG	1,473	53,286
OMV AG	3,429	120,008
RHI AG	859	21,198
Verbund AG	6,332	102,088
Wienerberger AG	1,390	26,832

		$603,308

Belgium — 1.8%
Ageas	1,164	$49,840
Anheuser-Busch InBev SA/NV	1,886	196,932
Bekaert SA	1,080	46,870
bpost SA	2,643	63,936
Colruyt SA	478	23,394
Econocom Group SA/NV	2,876	43,433
Euronav SA	2,460	19,211
Groupe Bruxelles Lambert SA	1,943	165,588
Proximus SA	4,820	138,429
Telenet Group Holding NV(1)	2,650	142,199
UCB SA	2,340	161,624
Umicore SA	2,518	141,044

		$1,192,500

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$154,337
Danske Bank A/S	5,821	194,156
DONG Energy AS(1)(2)	3,312	125,590
DSV A/S	1,432	69,638
FLSmidth & Co. A/S	796	37,045
ISS A/S	813	28,950
Novo Nordisk A/S, Class B	3,312	119,695
Novozymes A/S, Class B	4,257	165,938
Pandora A/S	1,324	173,509
Royal Unibrew A/S	730	27,694
SimCorp A/S	775	39,718
TDC A/S(1)	20,226	106,573

		$1,242,843

2

Security	Shares	Value
Finland — 1.9%
Amer Sports Oyj	3,072	$81,396
Elisa Oyj	3,299	111,168
Fortum Oyj	8,212	131,020
Huhtamaki Oyj	1,520	55,805
Kemira Oyj	2,727	34,165
Kesko Oyj, Class B	3,070	155,345
Kone Oyj, Class B	1,663	75,186
Neste Oyj	3,648	126,925
Nokia Oyj	16,758	75,246
Orion Oyj, Class B	3,365	156,637
Sampo Oyj, Class A	2,829	131,007
Sanoma Oyj	4,285	38,991
Valmet Oyj	1,377	21,771

		$1,194,662

France — 7.6%
ADP	379	$42,057
Air Liquide SA	4,325	466,943
Airbus SE	2,452	166,209
Alten SA	634	47,212
Atos SE	1,608	171,082
BNP Paribas SA	3,858	246,803
Bouygues SA	672	24,418
Christian Dior SE	293	62,897
CNP Assurances	2,759	51,849
Danone SA	4,217	264,358
Dassault Systemes SE	2,175	168,374
Engie SA	28,577	342,139
Eutelsat Communications SA	985	16,801
Fonciere des Regions	728	60,683
Gecina SA	539	69,506
Groupe Eurotunnel SE	2,197	20,437
Hermes International	129	56,062
ICADE	757	53,667
Iliad SA	447	95,591
Ingenico Group SA	754	63,582
Klepierre	2,484	94,326
L’Oreal SA	1,343	244,180
Lagardere SCA	1,361	34,146
LVMH Moet Hennessy Louis Vuitton SE	902	181,774
Orange SA	26,441	410,482
Orpea	620	50,517
Rubis SCA	423	35,614
Safran SA	948	64,262
Sanofi	4,652	373,911
SCOR SE	1,284	43,456
Societe BIC SA	422	55,177
Sodexo SA	251	27,756
Sopra Steria Group	268	31,073
Suez	5,207	78,873
Total SA	9,410	476,100
Vinci SA	1,776	124,491
Vivendi SA	5,190	95,164
Wendel SA	200	23,670

		$4,935,642

3

Security	Shares	Value
Germany — 7.8%
adidas AG	864	$136,343
Allianz SE	1,913	325,142
alstria office REIT AG	2,172	27,168
Aurubis AG	569	33,525
BASF SE	3,330	321,457
Bayer AG	2,796	310,577
Brenntag AG	492	28,623
Daimler AG	2,800	210,579
Deutsche EuroShop AG	620	25,773
Deutsche Lufthansa AG	2,923	39,047
Deutsche Telekom AG	32,688	572,269
Deutsche Wohnen AG, Bearer Shares	4,814	157,020
E.ON SE	35,060	270,070
Fraport AG	937	56,075
Fresenius Medical Care AG & Co. KGaA	705	57,545
Fresenius SE & Co. KGaA	1,209	95,686
GEA Group AG	1,196	49,559
Grand City Properties SA	2,964	54,127
HeidelbergCement AG(1)	510	49,434
Henkel AG & Co. KGaA	2,128	224,551
Henkel AG & Co. KGaA, PFC Shares	2,602	317,635
KWS Saat SE	85	26,661
LEG Immobilien AG(1)	1,088	85,577
Linde AG	1,079	175,472
MAN SE	432	44,786
Merck KGaA	412	45,457
MTU Aero Engines AG	316	37,853
Muenchener Rueckversicherungs-Gesellschaft AG	660	124,282
ProSiebenSat.1 Media SE	1,000	42,541
SAP SE	4,999	457,159
Siemens AG	2,599	336,202
Software AG	800	28,859
Stada Arzneimittel AG	690	35,540
TAG Immobilien AG	2,396	32,394
TUI AG	2,680	39,277
Uniper SE(1)	3,506	49,947
Volkswagen AG	330	52,864
Wirecard AG	1,392	67,585

		$5,044,661

Hong Kong — 4.0%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	$104,542
China Cord Blood Corp.(1)	5,000	29,350
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	23,562
Chow Sang Sang Holdings International, Ltd.	13,000	24,810
CLP Holdings, Ltd.	23,500	229,374
Dairy Farm International Holdings, Ltd.	11,500	96,339
Esprit Holdings, Ltd.(1)	27,800	21,698
First Pacific Co., Ltd.	106,000	80,371
G-Resources Group, Ltd.	1,212,000	21,599
Hang Lung Group, Ltd.	6,000	23,011
Hang Seng Bank, Ltd.	6,800	138,604
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	28,380
HKT Trust and HKT, Ltd.	111,000	155,343
Hong Kong Exchanges and Clearing, Ltd.	6,400	154,796

4

Security	Shares	Value
Hongkong Land Holdings, Ltd.	13,000	$87,799
Hopewell Holdings, Ltd.	17,000	60,700
Hysan Development Co., Ltd.	7,000	31,902
Jardine Matheson Holdings, Ltd.	2,400	148,020
Jardine Strategic Holdings, Ltd.	3,000	114,333
Johnson Electric Holdings, Ltd.	7,875	20,954
Kerry Properties, Ltd.	10,000	28,298
KuangChi Science, Ltd.(1)	120,000	44,344
Li & Fung, Ltd.	80,000	34,691
Link REIT	11,500	78,586
MGM China Holdings, Ltd.	31,200	60,603
MTR Corp., Ltd.	17,500	88,903
NWS Holdings, Ltd.	17,000	30,548
PCCW, Ltd.	159,000	96,507
Shangri-La Asia, Ltd.	22,000	24,470
Sino Land Co., Ltd.	22,000	36,352
SJM Holdings, Ltd.	60,000	47,674
Swire Pacific, Ltd., Class A	4,000	40,752
Techtronic Industries Co., Ltd.	19,000	65,714
Television Broadcasts, Ltd.	14,600	56,004
Truly International Holdings, Ltd.	208,000	84,777
VTech Holdings, Ltd.	7,100	88,131
Wharf (Holdings), Ltd. (The)	4,000	29,993
Yue Yuen Industrial Holdings, Ltd.	10,500	38,385

		$2,570,219

Ireland — 2.0%
Bank of Ireland(1)	658,880	$177,013
CRH PLC	7,055	244,707
DCC PLC	1,740	140,354
FBD Holdings PLC(1)	1,257	10,802
Hibernia REIT PLC	44,450	58,457
ICON PLC(1)	3,112	261,595
Irish Continental Group PLC	7,510	38,246
Irish Residential Properties REIT PLC	18,000	22,558
Kerry Group PLC, Class A	1,947	136,900
Paddy Power Betfair PLC	1,739	181,833

		$1,272,465

Israel — 2.0%
Alony Hetz Properties & Investments, Ltd.	3,825	$30,776
Azrieli Group, Ltd.	1,066	48,658
Bank Hapoalim B.M.	15,152	91,551
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	154,029
Check Point Software Technologies, Ltd.(1)	1,325	130,870
Delek Automotive Systems, Ltd.	2,964	27,231
Elbit Systems, Ltd.	1,451	159,901
Frutarom Industries, Ltd.	704	37,196
Israel Chemicals, Ltd.	19,219	88,330
Kenon Holdings, Ltd.(1)	672	8,604
Melisron, Ltd.	729	33,400
Mizrahi Tefahot Bank, Ltd.	3,293	50,721
Oil Refineries, Ltd.	139,185	48,986
Orbotech, Ltd.(1)	2,016	70,338
Paz Oil Co., Ltd.	464	71,845

5

Security	Shares	Value
Sarine Technologies, Ltd.	23,300	$30,626
Shufersal, Ltd.	14,250	54,654
Teva Pharmaceutical Industries, Ltd. ADR	3,886	129,909

		$1,267,625

Italy — 3.8%
Amplifon SpA	6,312	$64,088
Ansaldo STS SpA	2,606	32,904
Assicurazioni Generali SpA	4,184	66,764
Atlantia SpA	8,036	183,139
Autogrill SpA	4,452	39,152
Beni Stabili SpA SIIQ(1)	47,449	26,688
CIR SpA	19,905	23,087
Davide Campari-Milano SpA	12,105	121,421
Ei Towers SpA(1)	2,683	148,474
Enel SpA	48,562	203,020
ENI SpA	15,950	245,244
EXOR NV	1,016	46,358
Ferrari NV	1,050	65,453
Infrastrutture Wireless Italiane SpA(2)	33,089	156,813
International Game Technology PLC	1,016	26,833
Interpump Group SpA	2,136	40,144
Intesa Sanpaolo SpA	51,117	120,067
Italgas SpA(1)	3,355	12,748
Italmobiliare SpA	680	33,625
Luxottica Group SpA	1,065	57,183
Moncler SpA	2,104	40,435
Parmalat SpA	9,525	30,745
Poste Italiane SpA(2)	5,564	35,013
Prada SpA	6,900	28,589
Recordati SpA	5,619	160,008
Reply SpA	249	31,955
Salvatore Ferragamo SpA	941	24,890
Snam SpA	16,776	63,851
STMicroelectronics NV	18,341	241,972
Terna Rete Elettrica Nazionale SpA	12,961	56,845
UnipolSai SpA	20,058	41,832

		$2,469,340

Japan — 15.6%
Advantest Corp.	3,000	$55,975
Aeon Co., Ltd.	3,200	46,249
Aeon Mall Co., Ltd.	3,500	50,726
Air Water, Inc.	2,000	37,031
ANA Holdings, Inc.	11,000	32,673
Anritsu Corp.	3,000	20,708
Asahi Glass Co., Ltd.	6,000	44,578
Asahi Kasei Corp.	6,000	55,959
Astellas Pharma, Inc.	8,900	119,454
Bandai Namco Holdings, Inc.	1,300	35,803
Bridgestone Corp.	1,900	69,684
Canon, Inc.	3,800	112,428
Chiba Bank, Ltd. (The)	4,000	26,165
Chubu Electric Power Co., Inc.	10,800	144,186
Chugai Pharmaceutical Co., Ltd.	1,800	52,900
Citizen Watch Co., Ltd.	7,100	44,090
Concordia Financial Group, Ltd.	11,700	61,711

6

Security	Shares	Value
Credit Saison Co., Ltd.	1,400	$25,508
Dai-ichi Life Holdings, Inc.	4,200	76,141
Daicel Corp.	3,400	37,597
Daido Steel Co., Ltd.	7,000	31,787
Daishi Bank, Ltd. (The)	9,000	39,729
Daito Trust Construction Co., Ltd.	600	83,880
Daiwa House REIT Investment Corp.	11	27,699
Daiwa Securities Group, Inc.	7,000	44,634
Denka Co., Ltd.	9,000	44,297
East Japan Railway Co.	600	54,334
Eisai Co., Ltd.	1,500	82,681
FamilyMart UNY Holdings Co., Ltd.	1,400	88,703
Fancl Corp.	3,600	49,703
Fast Retailing Co., Ltd.	200	62,903
FUJIFILM Holdings Corp.	2,000	77,450
Fujitsu, Ltd.	8,000	46,496
Fukuoka Financial Group, Inc.	7,000	30,900
Furukawa Electric Co., Ltd.	1,300	44,109
Gunma Bank, Ltd. (The)	5,000	27,274
Hirose Electric Co., Ltd.	300	39,054
Hiroshima Bank, Ltd. (The)	6,000	28,033
Hokuhoku Financial Group, Inc.	1,500	25,698
Honda Motor Co., Ltd.	4,400	130,939
Idemitsu Kosan Co., Ltd.	2,600	80,396
Ito En, Ltd.	1,400	46,524
ITOCHU Corp.	3,300	45,460
ITOCHU Techno-Solutions Corp.	1,600	43,038
Iyo Bank, Ltd. (The)	4,600	30,867
Japan Airlines Co., Ltd.	1,400	44,580
Japan Prime Realty Investment Corp.	11	44,143
Japan Real Estate Investment Corp.	13	73,871
Japan Retail Fund Investment Corp.	31	66,281
JX Holdings, Inc.	32,400	152,798
Kagome Co., Ltd.	1,800	46,355
Kajima Corp.	8,000	55,759
Kakaku.com, Inc.	2,000	36,206
Kamigumi Co., Ltd.	3,000	29,162
Kao Corp.	2,100	103,918
KDDI Corp.	15,800	424,520
Kewpie Corp.	2,100	52,494
Keyence Corp.	200	77,673
Kintetsu Group Holdings Co., Ltd.	8,000	30,754
Kobayashi Pharmaceutical Co., Ltd.	1,000	44,568
Kuraray Co., Ltd.	2,500	39,625
KYORIN Holdings, Inc.	1,300	28,521
Kyowa Hakko Kirin Co., Ltd.	2,000	27,083
Lawson, Inc.	500	36,496
Lion Corp.	2,000	34,786
M3, Inc.	1,200	32,240
Marubeni Corp.	7,000	42,591
Maruichi Steel Tube, Ltd.	1,200	40,239
Megmilk Snow Brand Co., Ltd.	1,400	36,745
Miraca Holdings, Inc.	1,300	59,248
Mitsubishi Chemical Holdings Corp.	9,000	62,775
Mitsubishi Estate Co., Ltd.	9,000	171,305
Mitsubishi Motors Corp.	2,000	10,834

7

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	3,200	$64,183
Mitsui & Co., Ltd.	3,900	57,236
Mizuho Financial Group, Inc.	75,500	140,097
Morinaga Milk Industry Co., Ltd.	7,000	48,292
MS&AD Insurance Group Holdings, Inc.	1,800	60,216
NEC Corp.	15,000	34,620
NH Foods, Ltd.	2,000	54,432
Nidec Corp.	500	46,947
Nikon Corp.	4,100	66,171
Nintendo Co., Ltd.	400	81,873
Nippon Building Fund, Inc.	14	80,401
Nippon Electric Glass Co., Ltd.	5,000	28,783
Nippon Kayaku Co., Ltd.	2,000	26,139
Nippon Prologis REIT, Inc.	26	54,330
Nippon Shinyaku Co., Ltd.	1,000	52,002
Nippon Shokubai Co., Ltd.	600	41,351
Nippon Telegraph & Telephone Corp.	7,900	348,961
Nissan Chemical Industries, Ltd.	800	28,565
Nisshin Seifun Group, Inc.	2,400	36,510
Nissin Foods Holdings Co., Ltd.	1,200	63,328
NOF Corp.	4,000	41,902
Nomura Real Estate Holdings, Inc.	3,100	53,321
Nomura Real Estate Master Fund, Inc.	43	66,997
Nomura Research Institute, Ltd.	1,200	41,002
NTT Data Corp.	1,100	55,437
NTT DoCoMo, Inc.	14,100	337,132
Obayashi Corp.	4,000	38,105
Okinawa Electric Power Co., Inc. (The)	1,900	43,978
Ono Pharmaceutical Co., Ltd.	2,500	51,291
Oracle Corp. Japan	1,000	56,031
Oriental Land Co., Ltd.	700	38,360
Orix JREIT, Inc.	34	55,618
Osaka Gas Co., Ltd.	38,000	142,440
Otsuka Holdings Co., Ltd.	3,100	142,811
Recruit Holdings Co., Ltd.	2,000	87,551
Resona Holdings, Inc.	14,200	76,880
Ricoh Co., Ltd.	4,000	35,686
Rinnai Corp.	600	50,989
San-Ai Oil Co., Ltd.	4,000	30,717
Santen Pharmaceutical Co., Ltd.	4,100	51,520
SECOM Co., Ltd.	500	36,159
Sekisui House, Ltd.	2,000	32,353
Sharp Corp.(1)	39,000	105,467
Shimizu Corp.	5,000	45,957
Shin-Etsu Chemical Co., Ltd.	1,700	146,660
Shizuoka Bank, Ltd. (The)	5,000	43,508
Showa Denko K.K.	2,200	36,102
Showa Shell Sekiyu K.K.	7,000	68,618
Sompo Holdings, Inc.	1,600	57,936
Sumitomo Corp.	4,900	61,425
Sumitomo Metal Mining Co., Ltd.	4,000	54,193
Sumitomo Mitsui Financial Group, Inc.	4,100	160,851
Taiheiyo Cement Corp.	15,000	52,414
Taisei Corp.	6,000	42,621
Takeda Pharmaceutical Co., Ltd.	3,600	150,788

8

Security	Shares	Value
TEIJIN, Ltd.	2,400	$50,656
Terumo Corp.	2,500	92,485
Toho Gas Co., Ltd.	4,000	29,923
Tohoku Electric Power Co., Inc.	2,200	26,857
Tokai Carbon Co., Ltd.	9,000	32,355
Tokio Marine Holdings, Inc.	2,700	112,574
Tokyo Gas Co., Ltd.	46,000	204,142
Tokyu Corp.	4,000	29,459
TonenGeneral Sekiyu K.K.	8,000	94,081
Toppan Printing Co., Ltd.	4,000	39,264
Toray Industries, Inc.	9,000	77,930
Toshiba Corp.(1)	18,000	38,599
Toyo Ink SC Holdings Co., Ltd.	7,000	34,167
Toyo Suisan Kaisha, Ltd.	1,000	35,681
Toyobo Co., Ltd.	18,000	29,181
Toyota Motor Corp.	5,100	296,580
Trend Micro, Inc.	1,000	38,807
Tsuruha Holdings, Inc.	400	37,601
Ube Industries, Ltd.	17,000	40,874
United Urban Investment Corp.	36	57,420
USS Co., Ltd.	4,300	75,471
West Japan Railway Co.	800	52,122
Yahoo! Japan Corp.	11,200	47,004
Yamato Holdings Co., Ltd.	2,000	40,307
Yamato Kogyo Co., Ltd.	1,000	29,902
Yamazaki Baking Co., Ltd.	2,000	40,221
Zeon Corp.	3,000	34,426

		$10,087,070

Netherlands — 3.9%
Aalberts Industries NV	1,153	$40,471
Akzo Nobel NV	2,513	170,546
Altice NV, Class B(1)	2,034	44,891
ASML Holding NV	3,378	410,169
Boskalis Westminster	1,027	37,997
Gemalto NV	831	48,294
GrandVision NV(2)	1,280	30,523
Heineken NV	633	47,341
ING Groep NV	22,110	317,631
Koninklijke Ahold Delhaize NV	4,518	96,250
Koninklijke DSM NV	2,657	169,385
Koninklijke KPN NV	59,030	170,064
Koninklijke Vopak NV	1,452	62,371
NN Group NV	1,302	46,111
QIAGEN NV	4,242	123,439
RELX NV	12,043	203,415
TomTom NV(1)	3,382	31,003
Unilever NV	9,430	382,498
Wolters Kluwer NV	2,003	76,598

		$2,508,997

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	34,754	$56,455
Auckland International Airport, Ltd.	11,064	55,496
Contact Energy, Ltd.	17,100	59,923
Fletcher Building, Ltd.	12,248	94,364
Goodman Property Trust	27,739	25,536

9

Security	Shares	Value
Heartland Bank, Ltd.	35,752	$41,439
Precinct Properties New Zealand, Ltd.	27,851	25,250
Ryman Healthcare, Ltd.	3,670	23,458
SKYCITY Entertainment Group, Ltd.	14,241	39,472
Spark New Zealand, Ltd.	27,540	70,961
Trade Me, Ltd.	8,490	31,516
Xero, Ltd.(1)	4,010	55,664
Z Energy, Ltd.	13,924	74,348

		$653,882

Norway — 2.0%
AF Gruppen ASA	1,371	$25,348
Atea ASA	6,274	61,060
Austevoll Seafood ASA	4,763	44,054
Borregaard ASA	4,154	45,719
DNB ASA	8,378	139,766
Entra ASA(2)	4,141	44,663
Gjensidige Forsikring ASA	1,701	29,272
Golar LNG, Ltd.	1,000	25,860
Kongsberg Gruppen ASA	3,498	57,731
Nordic Semiconductor ASA(1)	6,600	27,808
Opera Software ASA	8,541	38,402
Orkla ASA	9,782	91,264
Salmar ASA	2,132	60,342
Schibsted ASA, Class B	3,350	83,410
SpareBank 1 SMN	3,485	29,160
Statoil ASA	7,438	138,698
Telenor ASA	8,446	133,890
Tomra Systems ASA	3,141	34,376
XXL ASA(2)	3,700	42,632
Yara International ASA	3,528	148,760

		$1,302,215

Portugal — 1.0%
Banco BPI SA(1)	11,996	$14,694
EDP-Energias de Portugal SA	44,820	130,342
Galp Energia SGPS SA, Class B	9,466	139,474
Jeronimo Martins SGPS SA	7,890	133,543
Navigator Co. SA (The)	19,411	70,697
NOS SGPS SA	22,214	125,076
Pharol SGPS SA	43,046	11,948

		$625,774

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$41,032
Boustead Singapore, Ltd.	20,000	11,453
CapitaLand Mall Trust	15,800	21,711
City Developments, Ltd.	5,800	38,071
ComfortDelGro Corp., Ltd.	31,100	53,218
DBS Group Holdings, Ltd.	6,700	90,584
Flex, Ltd.(1)	10,057	157,593
Genting Singapore PLC	74,000	51,040
Hutchison Port Holdings Trust	44,000	18,714
Keppel Infrastructure Trust	95,400	33,507
Mapletree Commercial Trust	29,000	31,551
Singapore Exchange, Ltd.	7,000	36,820

10

Security	Shares	Value
Singapore Press Holdings, Ltd.	41,000	$100,541
Singapore Technologies Engineering, Ltd.	29,000	67,963
Singapore Telecommunications, Ltd.	66,900	183,934
Suntec REIT	27,000	33,183
United Overseas Bank, Ltd.	4,500	66,924
Venture Corp., Ltd.	7,000	50,639
Wilmar International, Ltd.	75,000	206,401

		$1,294,879

Spain — 3.9%
Abertis Infraestructuras SA	6,152	$88,156
Almirall SA	2,800	45,135
Amadeus IT Group SA	7,299	337,658
Axiare Patrimonio SOCIMI SA	2,208	32,202
Banco Bilbao Vizcaya Argentaria SA	14,580	99,153
Banco de Sabadell SA	23,300	35,176
Bankia SA	14,959	15,814
CaixaBank SA	24,878	91,190
Coca-Cola European Partners PLC	2,800	96,684
Ebro Foods SA	3,470	71,615
Enagas SA	2,600	63,854
Ferrovial SA	6,364	115,521
Grifols SA	8,178	175,566
Hispania Activos Inmobiliarios SOCIMI SA	2,750	33,984
Iberdrola SA	26,621	168,142
Industria de Diseno Textil SA	8,791	290,767
Merlin Properties Socimi SA	8,113	90,875
Red Electrica Corp. SA	5,128	91,699
Repsol SA	20,498	303,815
Telefonica SA	21,727	210,211
Tubacex SA	12,500	39,096

		$2,496,313

Sweden — 4.0%
Assa Abloy AB, Class B	2,883	$54,553
Axfood AB	2,772	45,579
BillerudKorsnas AB	5,767	96,079
Capio AB(2)	6,000	33,018
Castellum AB	6,400	88,164
Elekta AB, Class B	17,600	159,239
Fabege AB	2,133	36,321
Hennes & Mauritz AB, Class B	8,337	238,538
Hexpol AB	9,658	93,539
Holmen AB, Class B	2,579	94,362
Hufvudstaden AB, Class A	4,938	78,680
ICA Gruppen AB	890	29,084
Industrivarden AB, Class C	2,456	47,590
Kindred Group PLC	3,604	30,413
Lifco AB, Class B	1,000	28,595
Lundin Petroleum AB(1)	6,164	133,022
Mycronic AB	2,681	30,574
NetEnt AB(1)	2,500	20,059
Nordea Bank AB	3,100	37,424
Skanska AB, Class B	5,962	145,772
SKF AB, Class B	2,244	45,153
Svenska Cellulosa AB SCA, Class B	7,399	222,648

11

Security	Shares	Value
Svenska Handelsbanken AB, Class A	5,337	$79,674
Swedbank AB, Class A	4,442	112,316
Telefonaktiebolaget LM Ericsson, Class B	32,761	193,890
Telia Co. AB	67,805	275,047
Vitrolife AB	800	37,174
Volvo AB	3,350	42,873
Wihlborgs Fastigheter AB	1,547	29,530

		$2,558,910

Switzerland — 7.9%
Allreal Holding AG	417	$63,334
Alpiq Holding, Ltd.(1)	241	20,223
Ascom Holding AG	1,636	27,428
Baloise Holding AG	509	65,540
Bucher Industries AG	89	24,155
Burckhardt Compression Holdings AG	55	16,234
Comet Holding AG	39	38,565
Compagnie Financiere Richemont SA, Class A	6,227	484,957
Daetwyler Holding AG	260	39,664
DKSH Holding AG	352	26,025
dormakaba Holding AG	61	47,362
Flughafen Zuerich AG	187	36,775
Geberit AG	233	99,582
Givaudan SA	52	93,748
Helvetia Holding AG	85	48,099
Inficon Holding AG	86	36,335
Komax Holding AG	194	50,898
Kuehne & Nagel International AG	665	90,991
Mobimo Holding AG	139	36,397
Nestle SA	9,949	728,909
Novartis AG	7,182	530,229
Panalpina Welttransport Holding AG	330	40,804
Pargesa Holding SA	850	56,621
Partners Group Holding AG	109	55,085
Roche Holding AG PC	644	152,595
Schindler Holding AG	276	51,992
Schindler Holding AG PC	257	48,989
SGS SA	46	97,602
Sika AG	16	84,084
Sulzer AG	480	54,325
Swatch Group AG (The)	1,112	77,695
Swatch Group AG (The), Bearer Shares	442	156,647
Swiss Life Holding AG	399	121,131
Swiss Prime Site AG	1,391	115,875
Swiss Re AG	2,119	198,018
Swisscom AG	516	227,631
Syngenta AG(1)	1,392	590,890
Temenos Group AG	1,230	89,437
Valiant Holding AG	270	28,705
Valora Holding AG	105	35,146
Zehnder Group AG(1)	691	23,092
Zurich Insurance Group AG	620	178,544

		$5,090,358

12

Security	Shares	Value
United Kingdom — 15.6%
Antofagasta PLC	7,900	$83,469
AstraZeneca PLC	5,032	267,043
Auto Trader Group PLC(2)	18,275	92,300
Aviva PLC	15,804	95,154
Babcock International Group PLC	3,446	38,810
BAE Systems PLC	15,161	111,353
Bellway PLC	1,375	43,096
Berendsen PLC	1,721	18,071
Berkeley Group Holdings PLC	1,125	39,734
Big Yellow Group PLC	7,156	61,843
BP PLC	80,176	478,854
BT Group PLC	25,356	97,241
Bunzl PLC	1,400	36,905
Capita PLC	2,374	14,978
Carnival PLC	1,559	83,405
Cineworld Group PLC	5,166	39,983
Close Brothers Group PLC	1,265	23,135
Cobham PLC	11,321	19,372
Compass Group PLC	7,415	131,965
Croda International PLC	1,357	57,302
Daily Mail & General Trust PLC, Class A	2,268	19,808
Diageo PLC	9,957	276,584
Dignity PLC	1,253	38,579
Direct Line Insurance Group PLC	12,400	55,550
easyJet PLC	2,278	27,309
Electrocomponents PLC	8,661	52,968
Elementis PLC	6,330	21,400
Essentra PLC	5,799	29,942
Experian PLC	8,507	164,289
Fidessa Group PLC	1,027	29,821
FirstGroup PLC(1)	13,353	17,509
Fresnillo PLC	6,282	115,315
G4S PLC	13,501	43,496
GlaxoSmithKline PLC	37,061	716,203
Grainger PLC	21,884	65,611
Great Portland Estates PLC	10,764	84,237
Greene King PLC	2,038	17,512
Halma PLC	10,346	120,539
Hammerson PLC	17,653	121,670
Howden Joinery Group PLC	5,263	25,072
HSBC Holdings PLC	44,206	377,118
Imperial Brands PLC	3,489	161,637
Informa PLC	7,317	60,149
Inmarsat PLC	3,236	24,794
Intertek Group PLC	1,447	61,941
Johnson Matthey PLC	1,560	63,988
Kcom Group PLC	18,722	21,079
Keller Group PLC	1,779	18,222
Kingfisher PLC	14,750	62,581
Land Securities Group PLC	15,070	188,866
Legal & General Group PLC	20,937	62,093
Lloyds Banking Group PLC	141,652	116,183
LondonMetric Property PLC	32,609	60,581
Marston’s PLC	12,099	20,099
Merlin Entertainments PLC(2)	8,625	51,855

13

Security	Shares	Value
Micro Focus International PLC	3,386	$91,590
Mitie Group PLC	5,571	14,096
Moneysupermarket.com Group PLC	16,319	67,772
National Grid PLC	54,281	635,803
NCC Group PLC	10,809	25,195
Next PLC	1,135	54,765
Oxford Instruments PLC	2,226	19,858
Paragon Group of Cos. PLC (The)	4,937	25,140
Pearson PLC	6,802	53,029
Phoenix Group Holdings	2,631	24,977
Playtech PLC	4,633	48,409
Provident Financial PLC	887	30,544
QinetiQ Group PLC	8,311	27,643
Randgold Resources, Ltd.	1,173	99,847
Reckitt Benckiser Group PLC	2,232	191,518
RELX PLC	3,294	59,128
Renishaw PLC	1,543	55,373
Rentokil Initial PLC	15,781	45,472
Rio Tinto PLC	9,093	402,847
Royal Dutch Shell PLC, Class A	19,351	524,831
Royal Mail PLC	6,900	35,834
RPC Group PLC	7,000	94,529
RSA Insurance Group PLC	7,955	57,598
Sage Group PLC (The)	21,278	164,567
SDL PLC	5,875	36,199
Segro PLC	20,124	116,900
Severn Trent PLC	2,803	80,344
Shaftesbury PLC	7,730	85,356
Sky PLC	7,199	90,957
Spirent Communications PLC	26,820	32,901
St. James’s Place PLC	4,626	62,583
Standard Life PLC	14,339	62,648
Tate & Lyle PLC	7,007	59,226
Tritax Big Box REIT PLC	37,589	65,480
TT Electronics PLC	8,490	15,918
UBM PLC	2,425	21,548
Ultra Electronics Holdings PLC	1,034	24,065
Unilever PLC	4,757	192,686
UNITE Group PLC (The)	9,181	67,768
United Utilities Group PLC	8,851	102,499
Victrex PLC	2,610	62,546
Vodafone Group PLC	273,699	670,434
WH Smith PLC	2,282	46,915
William Hill PLC	6,621	21,597
Wolseley PLC	1,410	87,322
Xaar PLC	3,933	19,743

		$10,104,613

Total Common Stocks (identified cost $62,574,766)		$63,521,168

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	218,327	$218,349

14

Value
Total Short-Term Investments (identified cost $218,349)	$218,349

Total Investments — 98.6% (identified cost $62,793,115)	$63,739,517

Other Assets, Less Liabilities — 1.4%	$903,249

Net Assets — 100.0%	$64,642,766

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $640,787 or 1.0% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $256.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.5%	$21,648,291
British Pound Sterling	15.9	10,284,244
Japanese Yen	15.6	10,087,070
Swiss Franc	8.0	5,192,397
Australian Dollar	7.7	5,004,892
Swedish Krona	4.0	2,558,910
Hong Kong Dollar	3.3	2,122,967
United States Dollar	2.5	1,612,586
Norwegian Krone	2.0	1,276,355
Danish Krone	1.9	1,242,843
Singapore Dollar	1.8	1,149,198
Israeli Shekel	1.4	905,882
New Zealand Dollar	1.0	653,882

Total Investments	98.6%	$63,739,517

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.1%	$7,142,665
Industrials	10.6	6,854,486
Consumer Staples	10.2	6,616,016
Materials	10.0	6,490,465
Consumer Discretionary	10.0	6,463,618
Health Care	9.0	5,824,600
Telecommunication Services	8.9	5,764,310
Information Technology	8.9	5,728,795

15

Sector	Percentage of Net Assets	Value
Real Estate	6.8%	$4,389,872
Utilities	6.6	4,250,992
Energy	6.2	3,995,349
Short-Term Investments	0.3	218,349

Total Investments	98.6%	$63,739,517

Abbreviations:

ADR	-	American Depositary Receipt
CDI	-	CHESS Depositary Interest
PC	-	Participation Certificate
PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,929,643

Gross unrealized appreciation	$7,696,634
Gross unrealized depreciation	(6,886,760)

Net unrealized appreciation	$809,874

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$186,943	$19,423,999		$—	$19,610,942
Developed Europe	423,720	42,218,881		—	42,642,601
Developed Middle East	331,117	936,508		—	1,267,625
Total Common Stocks	$941,780	$62,579,388	*	$—	$63,521,168
Short-Term Investments	$—	$218,349		$—	$218,349
Total Investments	$941,780	$62,797,737		$—	$63,739,517

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

16

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Short Duration Government Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned 99.9% of Short-Term U.S. Government Portfolio’s outstanding interests and 0.1% of Senior Debt Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2017 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $442,985,451)	$441,187,083	97.7%

Senior Debt Portfolio (identified cost, $10,093,057)	9,924,698	2.2

Total Investments in Affiliated Portfolios (identified cost $453,078,508)	$451,111,781	99.9%

Other Assets, Less Liabilities	$386,604	0.1%

Net Assets	$451,498,385	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2017 and October 31, 2016, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Senior Debt Portfolio at January 31, 2017 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 22.6%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.848%, with various maturities to 2037(1)	$1,240		$1,261,273
1.851%, with various maturities to 2022(1)	1,100		1,111,027
2.538%, with maturity at 2034(1)	3,562		3,722,975
2.598%, with maturity at 2022(1)	46		45,956
2.642%, with maturity at 2020(1)	66		66,754
2.799%, with maturity at 2036(1)	2,689		2,835,752
2.823%, with maturity at 2035(1)	7,196		7,591,204
2.832%, with maturity at 2038(1)	2,693		2,855,074
2.869%, with maturity at 2035(1)	1,949		2,035,326
2.877%, with maturity at 2025(1)	558		578,370
2.886%, with maturity at 2023(1)	635		649,244
2.912%, with maturity at 2036(1)	2,978		3,149,631
3.123%, with maturity at 2032(1)	533		542,329
3.402%, with maturity at 2029(1)	252		252,172
3.861%, with maturity at 2034(1)	442		473,432
4.058%, with maturity at 2037(1)	2,120		2,259,653
4.384%, with maturity at 2030(1)	607		650,708
4.413%, with maturity at 2032(1)	389		401,852
4.50%, with various maturities to 2035	1,437		1,519,763
4.71%, with maturity at 2033(1)	2,424		2,592,425
5.00%, with various maturities to 2018	436		445,681
5.50%, with various maturities to 2018	131		132,683
6.00%, with maturity at 2029	351		394,792
6.50%, with maturity at 2017	39		39,473
7.00%, with various maturities to 2035	784		907,125
7.50%, with maturity at 2017	0	(2)	13
8.00%, with various maturities to 2025	11		11,519

			$36,526,206

Federal National Mortgage Association:
1.848%, with various maturities to 2037(1)	$812		$824,004
1.851%, with maturity at 2033(1)	412		418,587
1.953%, with maturity at 2032(1)	1,385		1,409,524
2.012%, with maturity at 2038(1)	562		567,331
2.033%, with maturity at 2018(1)	3		3,182
2.372%, with maturity at 2029(1)	27		26,829
2.419%, with maturity at 2028(1)	1,747		1,783,001
2.464%, with maturity at 2020(1)	149		149,313
2.59%, with maturity at 2018(1)	31		30,481
2.599%, with maturity at 2036(1)	215		216,149
2.63%, with maturity at 2033(1)	727		762,723
2.676%, with maturity at 2030(1)	126		127,636
2.691%, with maturity at 2037(1)	2,395		2,520,228
2.70%, with maturity at 2040(1)	821		860,181
2.72%, with maturity at 2031(1)	1,730		1,787,150
2.742%, with maturity at 2036(1)	692		729,027

1

Security	Principal Amount (000’s omitted)	Value
2.768%, with maturity at 2039(1)	$4,088	$4,310,572
2.791%, with maturity at 2033(1)	6,265	6,609,034
2.838%, with maturity at 2030(1)	656	669,284
2.859%, with maturity at 2030(1)	822	852,598
2.875%, with maturity at 2018(1)	1	1,205
2.883%, with maturity at 2035(1)	2,093	2,229,052
2.94%, with maturity at 2038(1)	1,332	1,412,119
3.016%, with maturity at 2021(1)	208	210,266
3.039%, with maturity at 2034(1)	1,181	1,248,988
3.05%, with maturity at 2036(1)	625	636,416
3.08%, with maturity at 2019(1)	335	339,449
3.198%, with maturity at 2034(1)	1,788	1,891,518
3.583%, with maturity at 2021(1)	163	166,419
3.592%, with maturity at 2026(1)	646	683,151
3.614%, with maturity at 2034(1)	2,842	3,045,797
3.635%, with maturity at 2021(1)	298	304,045
3.722%, with maturity at 2035(1)	1,000	1,071,403
3.755%, with maturity at 2036(1)	1,521	1,629,589
3.779%, with maturity at 2036(1)	162	167,453
3.829%, with maturity at 2035(1)	757	811,716
3.961%, with maturity at 2034(1)	1,784	1,906,578
4.05%, with maturity at 2035(1)	1,174	1,261,864
4.102%, with maturity at 2033(1)	660	709,590
4.32%, with maturity at 2034(1)	603	646,043
4.508%, with maturity at 2029(1)	1,161	1,244,551
4.699%, with maturity at 2034(1)	1,144	1,225,048
4.719%, with maturity at 2034(1)	622	667,043
5.00%, with various maturities to 2019	694	711,815
6.00%, with various maturities to 2031	570	636,278
6.317%, with maturity at 2032(1)	236	259,384
6.50%, with maturity at 2036	5,586	6,361,653
7.00%, with various maturities to 2035(3)	4,317	5,061,040
7.50%, with maturity at 2018(4)	1	1,484
8.00%, with maturity at 2034	755	876,520

		$62,074,311

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$505	$517,267
5.00%, with maturity at 2018	293	301,405
8.25%, with maturity at 2020	48	51,223
9.00%, with maturity at 2017	2	1,592

		$871,487

Total Mortgage Pass-Throughs (identified cost $98,426,693)		$99,472,004

Collateralized Mortgage Obligations — 73.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(5)	$4,128	$3,750,348
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(5)	2,018	1,861,840

2

Security	Principal Amount (000’s omitted)	Value
Series 1395, Class F, 1.253%, 10/15/22(6)	$24	$23,886
Series 2135, Class JZ, 6.00%, 3/15/29	1,124	1,257,913
Series 3030, (Interest Only), Class SL, 5.333%, 9/15/35(7)(8)	3,767	678,200
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(5)	1,697	1,467,183
Series 3114, (Interest Only), Class TS, 5.883%, 9/15/30(7)(8)	9,344	1,322,562
Series 3339, (Interest Only), Class JI, 5.823%, 7/15/37(7)(8)	3,055	591,032
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(5)	562	521,195
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(5)	1,207	1,047,698
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(5)	1,976	1,704,654
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(7)	4,436	336,506
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(7)	4,618	685,569
Series 4094, (Interest Only), Class CS, 5.233%, 8/15/42(7)(8)	5,788	1,168,882
Series 4109, (Interest Only), Class SA, 5.433%, 9/15/32(7)(8)	3,913	883,160
Series 4177, Class MP, 2.50%, 3/15/43	1,318	1,254,523
Series 4204, Class AF, 1.771%, 5/15/43(6)	2,855	2,823,857
Series 4212, (Interest Only), Class SA, 5.433%, 7/15/38(7)(8)	11,455	1,403,983
Series 4299, Class JG, 2.50%, 7/15/43	6,985	7,033,175
Series 4319, Class SY, 6.526%, 3/15/44(8)	276	264,958
Series 4336, Class GU, 3.50%, 2/15/53	431	449,695
Series 4337, Class YT, 3.50%, 4/15/49	3,305	3,329,456
Series 4385, Class SC, 7.534%, 9/15/44(8)	691	648,842
Series 4389, Class CA, 3.00%, 9/15/44(3)	8,742	8,826,363
Series 4407, Class LN, 7.523%, 12/15/43(8)	236	220,220
Series 4452, (Interest Only), Class SP, 5.433%, 10/15/43(7)(8)	6,299	1,108,754
Series 4495, Class JA, 3.50%, 5/15/45	3,609	3,643,042
Series 4497, (Interest Only), Class CS, 5.433%, 9/15/44(7)(8)	4,377	994,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(7)	13,739	2,509,159
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(7)	5,756	972,318
Series 4549, (Interest Only), Class DS, 5.133%, 8/15/45(7)(8)	10,741	2,171,652
Series 4583, Class CZ, 3.50%, 5/15/46	4,003	3,919,823
Series 4584, Class PM, 3.00%, 5/15/46	4,233	4,339,296
Series 4594, Class GT, 4.00%, 7/15/43(8)	2,891	2,683,836
Series 4616, Class PZ, 2.00%, 3/15/42	1,383	1,317,166
Series 4631, Class KF, 1.771%, 10/15/46(6)	2,973	2,965,238
Series 4637, Class CU, 3.00%, 8/15/44	14,094	13,569,449
Series 4637, Class QU, 3.00%, 4/15/44	23,955	23,077,870
Series 4639, Class KF, 2.071%, 12/15/44(6)	13,854	13,656,980

		$120,485,148

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.471%, 4/25/28(6)	$8,000	$8,881,253
Series 2016-DNA1, Class M3, 6.321%, 7/25/28(6)	3,750	4,288,605
Series 2016-DNA2, Class M3, 5.421%, 10/25/28(6)	5,500	5,955,875
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(6)	2,000	2,064,685
Series 2017-DNA1, Class M2, 4.029%, 7/25/29(6)(9)	4,000	4,000,000

		$25,190,418

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust:
Series 2016-SC02, Class M1, 3.627%, 10/25/46(6)	$3,878	$3,795,011

		$3,795,011

Federal National Mortgage Association:
Series G93-17, Class FA, 1.771%, 4/25/23(6)	$63	$64,143
Series G93-36, Class ZQ, 6.50%, 12/25/23	293	319,866
Series G97-4, Class FA, 1.567%, 6/17/27(6)	291	294,107

3

Security	Principal Amount (000’s omitted)	Value
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(7)	$782	$130,506
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(5)	1,043	963,870
Series 1993-203, Class PL, 6.50%, 10/25/23	291	320,921
Series 1994-14, Class F, 2.203%, 10/25/23(6)	297	302,036
Series 2001-4, Class GA, 9.342%, 4/17/25(4)	29	31,166
Series 2004-60, (Interest Only), Class SW, 6.279%, 4/25/34(7)(8)	4,741	791,768
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(7)	3,737	1,064,244
Series 2006-65, (Interest Only), Class PS, 6.449%, 7/25/36(7)(8)	2,644	547,433
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(5)	1,004	901,691
Series 2007-99, (Interest Only), Class SD, 5.629%, 10/25/37(7)(8)	4,167	750,860
Series 2007-102, (Interest Only), Class ST, 5.669%, 11/25/37(7)(8)	2,218	404,507
Series 2009-48, Class WA, 5.828%, 7/25/39(4)	911	1,004,677
Series 2009-62, Class WA, 5.57%, 8/25/39(4)	1,453	1,601,887
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(5)	1,802	1,557,245
Series 2009-93, (Interest Only), Class SC, 5.379%, 11/25/39(7)(8)	7,793	1,258,675
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(7)	419	2,612
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,635	1,669,882
Series 2010-135, (Interest Only), Class SD, 5.229%, 6/25/39(7)(8)	3,979	434,125
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(7)	2,607	120,739
Series 2011-49, Class NT, 6.00%, 6/25/41(8)	654	716,344
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(7)	2,990	725,959
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(7)	3,224	185,442
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(7)	9,017	883,229
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(5)	1,395	1,237,700
Series 2012-14, Class MH, 2.00%, 12/25/40	637	637,126
Series 2012-35, Class GE, 3.00%, 5/25/40	8,026	8,161,827
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(5)	4,866	4,237,668
Series 2012-73, (Interest Only), Class MS, 5.279%, 5/25/39(7)(8)	4,966	496,511
Series 2012-86, (Interest Only), Class CS, 5.329%, 4/25/39(7)(8)	4,239	465,599
Series 2012-94, (Interest Only), Class SL, 5.929%, 5/25/38(7)(8)	10,773	1,677,593
Series 2012-103, (Interest Only), Class GS, 5.329%, 2/25/40(7)(8)	10,439	1,121,275
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,468	2,884,885
Series 2012-147, (Interest Only), Class SA, 5.329%, 1/25/43(7)(8)	3,602	751,135
Series 2013-52, Class GA, 1.00%, 6/25/43	5,678	5,461,822
Series 2013-52, Class MD, 1.25%, 6/25/43	4,559	4,377,897
Series 2013-67, Class NF, 1.771%, 7/25/43(6)	1,856	1,821,818
Series 2013-119, Class PD, 2.50%, 1/25/43	672	669,200
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(7)	4,960	462,636
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(7)	4,932	460,011
Series 2014-5, Class LB, 2.50%, 7/25/43	1,888	1,877,513
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	4,109	3,363,626
Series 2014-35, Class CF, 1.121%, 6/25/44(6)	29,573	29,485,666
Series 2014-41, (Interest Only), Class SA, 5.279%, 7/25/44(7)(8)	5,245	1,265,872
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(7)	5,650	900,873
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	4,808	742,086
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(7)	7,793	1,505,662
Series 2015-4, Class BF, 1.171%, 2/25/45(6)	17,929	17,885,793
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(7)	4,145	638,589
Series 2015-31, (Interest Only), Class SG, 5.329%, 5/25/45(7)(8)	5,820	1,279,668
Series 2015-35, Class US, 7.158%, 6/25/45(8)	418	422,577
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(7)	6,033	920,089
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(7)	7,555	1,087,904
Series 2015-74, Class SL, 1.896%, 10/25/45(8)	3,001	2,337,061
Series 2016-1, (Interest Only), Class SJ, 5.379%, 2/25/46(7)(8)	8,602	1,772,690

4

Security	Principal Amount (000’s omitted)	Value
Series 2016-20, Class ZA, 2.50%, 12/25/41	$3,594	$3,451,697
Series 2016-22, Class ZE, 3.00%, 6/25/44	5,404	5,355,102
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,161	1,160,462
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(7)	5,777	791,315
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,759	1,745,271
Series 2017-13, Class KF, 1.78%, 2/25/47(6)	4,000	3,955,000

		$133,917,153

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(6)	$1,000	$1,059,942
Series 2017-C01, Class 1M2, 4.316%, 7/25/29(6)(10)	1,000	1,016,662

		$2,076,604

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(5)	$2,988	$2,584,202
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(5)	2,328	1,974,325
Series 2011-48, (Interest Only), Class SD, 5.893%, 10/20/36(7)(8)	3,865	284,709
Series 2011-156, Class GA, 2.00%, 12/16/41	1,526	1,371,475
Series 2012-77, Class MT, 1.157%, 5/16/41(6)	1,407	1,370,563
Series 2014-98, (Interest Only), Class IM, 1.011%, 1/20/43(4)(7)	36,274	1,290,541
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(5)	3,129	2,779,586
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,511	2,525,269
Series 2015-116, (Interest Only), Class AS, 4.923%, 8/20/45(7)(8)	4,226	515,974
Series 2015-144, Class KB, 3.00%, 8/20/44	1,093	1,072,541
Series 2015-151, (Interest Only), Class KI, 0.795%, 11/20/42(4)(7)	51,754	1,351,989
Series 2016-16, Class UZ, 3.00%, 2/16/46	218	217,826
Series 2016-37, Class KY, 3.00%, 3/20/46	346	347,044
Series 2016-58, Class CZ, 2.25%, 7/20/45	2,092	2,076,874
Series 2016-58, Class TZ, 2.00%, 12/20/39	4,580	4,448,881
Series 2016-75, Class WZ, 2.25%, 11/16/43	436	435,423
Series 2016-81, Class CZ, 2.25%, 3/16/45	2,607	2,422,135
Series 2016-129, Class ZC, 2.00%, 6/20/45	7,058	6,829,555
Series 2017-5, Class ZA, 2.50%, 1/20/47	5,463	5,416,811

		$39,315,723

Total Collateralized Mortgage Obligations (identified cost $326,967,228)		$324,780,057

Call Options Purchased — 0.0%(11)

Exchange-Traded Options — 0.0%(11)

Description	Number of Contracts	Strike Price	Expiration Date	Value
U.S. Long Treasury Bond Futures 3/2017	175	USD 162.00	2/24/17	$8,203

Total Call Options Purchased (identified cost $63,672)				$8,203

5

Short-Term Investments — 4.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(12)	20,752,678	$20,754,753

Total Short-Term Investments (identified cost $20,754,753)		$20,754,753

Total Investments — 100.9% (identified cost $446,212,346)		$445,015,017

Other Assets, Less Liabilities — (0.9)%		$(3,827,927)

Net Assets — 100.0%		$441,187,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(2)	Principal amount is less than $500.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(9)	When-issued/delayed delivery security.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $1,016,662 or 0.2% of the Portfolio’s net assets.

(11)	Amount is less than 0.05%.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $90,100.

6

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	419	Short	Jun-18	$(103,460,874)	$(102,922,113)	$538,761
U.S. 5-Year Treasury Note	1,007	Short	Mar-17	(118,621,087)	(118,692,258)	(71,171)
U.S. 10-Year Treasury Note	230	Short	Mar-17	(28,417,797)	(28,627,813)	(210,016)
U.S. Ultra-Long Treasury Bond	100	Long	Mar-17	16,151,563	16,068,750	(82,813)

						$174,761

CME: Chicago Mercantile Exchange

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(415,676)

						$(415,676)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$447,616,080

Gross unrealized appreciation	$8,338,040
Gross unrealized depreciation	(10,939,103)

Net unrealized depreciation	$(2,601,063)

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and purchased options to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Purchased options	$8,203		$—
Futures contracts	538,761	(1)	(364,000	)(1)
Swap contracts	—		(415,676)

Total	$546,964		$(779,676)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$99,472,004	$—	$99,472,004
Collateralized Mortgage Obligations	—	324,780,057	—	324,780,057
Call Options Purchased	8,203	—	—	8,203
Short-Term Investments	—	20,754,753	—	20,754,753
Total Investments	$8,203	$445,006,814	$—	$445,015,017
Futures Contracts	$538,761	$—	$—	$538,761
Total	$546,964	$445,006,814	$—	$445,553,778

Liability Description
Futures Contracts	$(364,000)	$—	$—	$(364,000)
Swap Contracts	—	(415,676)	—	(415,676)
Total	$(364,000)	$(415,676)	$—	$(779,676)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration High Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $40,748,755 and the Fund owned 64.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.8%
TransDigm, Inc., 5.50%, 10/15/20	$500	$504,375

		$504,375

Air Transportation — 2.1%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$520,937
American Airlines Group, Inc., 6.125%, 6/1/18	500	525,000
United Continental Holdings, Inc., 6.00%, 12/1/20	250	267,500

		$1,313,437

Automotive & Auto Parts — 5.3%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$258,125
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000	1,012,903
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	1,000	1,008,950
Navistar International Corp., 8.25%, 11/1/21	300	304,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	784,312

		$3,368,790

Banks & Thrifts — 3.8%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$506,250
Ally Financial, Inc., 8.00%, 12/31/18	750	821,250
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000	1,054,580

		$2,382,080

Building Materials — 1.4%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$285	$305,662
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,519
USG Corp., 8.25%, 1/15/18	500	531,250

		$883,431

Cable/Satellite TV — 4.8%
Altice Financing SA, 6.50%, 1/15/22(1)	$250	$261,562
Cablevision Systems Corp., 8.00%, 4/15/20	500	553,850
Cablevision Systems Corp., 8.625%, 9/15/17	500	519,065
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	375	386,250
DISH DBS Corp., 4.25%, 4/1/18	500	511,250
DISH DBS Corp., 5.125%, 5/1/20	750	772,500

		$3,004,477

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$261,875

		$261,875

Chemicals — 1.8%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$77,500
W.R. Grace & Co., 5.125%, 10/1/21(1)	1,000	1,051,250

		$1,128,750

1

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 1.6%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$150,750
HRG Group, Inc., 7.875%, 7/15/19	750	783,937
Revlon Consumer Products Corp., 5.75%, 2/15/21	55	55,481

		$990,168

Containers — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.963%, 12/15/19(1)(3)	$119	$121,608
BWAY Holding Co., 9.125%, 8/15/21(1)	210	226,800

		$348,408

Diversified Financial Services — 8.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$1,003,712
Air Lease Corp., 5.625%, 4/1/17	750	756,562
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	218	225,630
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,017,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	250	250,025
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	1,000	1,010,000
Navient Corp., 4.625%, 9/25/17	250	253,125
Navient Corp., 8.00%, 3/25/20	500	538,125
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)(4)	290	297,613

		$5,352,292

Diversified Media — 1.3%
IAC/InterActiveCorp, 4.875%, 11/30/18	$798	$810,369

		$810,369

Energy — 9.5%
Antero Resources Corp., 5.375%, 11/1/21	$1,000	$1,028,750
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	179,562
Denbury Resources, Inc., 9.00%, 5/15/21(1)	100	109,750
Energy Transfer Equity, L.P., 7.50%, 10/15/20	250	280,625
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	80	86,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	150	159,750
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	508	520,700
Permian Resources, LLC/AEPB Finance Corp., 7.381%, 8/1/19(1)(3)	500	430,000
Precision Drilling Corp., 6.50%, 12/15/21	15	15,488
Precision Drilling Corp., 6.625%, 11/15/20	299	306,055
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	250	271,875
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	533,125
Southwestern Energy Co., 7.50%, 2/1/18	99	103,703
Tervita Escrow Corp., 7.625%, 12/1/21(1)	345	358,800
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	545	581,106
Weatherford International, Ltd., 5.125%, 9/15/20	250	240,000
Whiting Petroleum Corp., 5.00%, 3/15/19	500	511,500
WPX Energy, Inc., 7.50%, 8/1/20	250	272,500

		$5,989,289

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$506,875

		$506,875

Environmental — 1.6%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$477,299
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	546,250

		$1,023,549

2

Security	Principal Amount (000’s omitted)	Value
Food & Drug Retail — 1.6%
Safeway, Inc., 3.95%, 8/15/20	$330	$316,800
Safeway, Inc., 4.75%, 12/1/21	750	722,137

		$1,038,937

Food/Beverage/Tobacco — 1.1%
Dole Food Co., Inc., 7.25%, 5/1/19(1)	$250	$255,775
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	400	420,000

		$675,775

Gaming — 3.6%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,275
MGM Resorts International, 6.75%, 10/1/20	1,000	1,110,000
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	250	257,500
Station Casinos, LLC, 7.50%, 3/1/21	75	78,188
Studio City Co., Ltd., 7.25%, 11/30/21(1)	100	105,895
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	685	693,706

		$2,276,564

Health Care — 5.8%
Alere, Inc., 6.50%, 6/15/20	$260	$260,754
Alere, Inc., 7.25%, 7/1/18	900	910,687
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	101	101,326
HCA, Inc., 3.75%, 3/15/19	526	536,520
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	115	123,424
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	75	84,000
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	212,000
Tenet Healthcare Corp., 4.463%, 6/15/20(3)	1,000	1,017,500
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	360	356,850

		$3,656,811

Homebuilders/Real Estate — 0.8%
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	$500	$511,250

		$511,250

Insurance — 0.4%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,250
USI, Inc., 7.75%, 1/15/21(1)	250	255,469

		$280,719

Leisure — 1.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,300
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	499,950

		$623,250

Metals/Mining — 1.3%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$513,750
SunCoke Energy, Inc., 7.625%, 8/1/19	115	114,698
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	125	125,313
Teck Resources, Ltd., 8.00%, 6/1/21(1)	80	88,400

		$842,161

Paper — 0.8%
Mercer International, Inc., 7.00%, 12/1/19	$500	$518,750

		$518,750

3

Security	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.3%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$835	$797,425

		$797,425

Restaurants — 2.5%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$773,437
Yum! Brands, Inc., 3.875%, 11/1/20	750	773,438

		$1,546,875

Services — 4.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.681%, 12/1/17(3)	$925	$926,156
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	235	233,238
Hertz Corp. (The), 5.875%, 10/15/20	500	475,000
Laureate Education, Inc., 9.25%, 9/1/19(1)	720	755,100
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	519,275

		$2,908,769

Steel — 0.1%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$34,650
United States Steel Corp., 8.375%, 7/1/21(1)	55	61,188

		$95,838

Super Retail — 1.6%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$750	$791,250
L Brands, Inc., 6.625%, 4/1/21	29	31,973
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	157,875

		$981,098

Technology — 4.5%
Avaya, Inc., 9.00%, 4/1/19(1)(5)	$250	$202,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	25	26,119
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	500	527,581
Infor (US), Inc., 5.75%, 8/15/20(1)	133	138,819
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	407,838
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,020,000
Seagate HDD Cayman, 7.00%, 11/1/21	500	515,688

		$2,838,545

Telecommunications — 6.7%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$242,719
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	344,000
Level 3 Financing, Inc., 4.762%, 1/15/18(3)	750	751,406
Sprint Communications, Inc., 7.00%, 8/15/20	500	536,250
Sprint Communications, Inc., 8.375%, 8/15/17	250	258,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,289,563
T-Mobile USA, Inc., 5.25%, 9/1/18	275	279,276
T-Mobile USA, Inc., 6.464%, 4/28/19	500	508,375

		$4,209,714

Utilities — 1.6%
AES Corp. (The), 3.931%, 6/1/19(3)	$490	$491,838
Dynegy, Inc., 6.75%, 11/1/19	510	525,937

		$1,017,775

Total Corporate Bonds & Notes (identified cost $52,146,073)		$52,688,421

4

Senior Floating-Rate Loans — 9.5%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$249	$247,868

		$247,868

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$240	$263,025

		$263,025

Food & Drug Retail — 0.1%
Albertsons, LLC, Term Loan, 3.778%, Maturing 8/22/21	$88	$88,434

		$88,434

Gaming — 1.6%
GLP Financing, LLC, Term Loan, 2.523%, Maturing 4/29/21	$1,000	$986,250

		$986,250

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$488	$490,090

		$490,090

Services — 2.1%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$215	$211,103
AlixPartners, LLP, Term Loan, 4.00%, Maturing 7/28/22	104	104,718
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	250	251,812
Laureate Education, Inc., Term Loan, 8.509%, Maturing 3/17/21	777	785,768

		$1,353,401

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$324	$323,408

		$323,408

Technology — 1.2%
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	$743	$745,261

		$745,261

Telecommunications — 2.4%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,350	$1,367,719
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	140	146,066

		$1,513,785

Total Senior Floating-Rate Loans (identified cost $5,870,567)		$6,011,522

5

Convertible Bonds — 1.8%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.8%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$313,400
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	702,818
Pattern Energy Group, Inc., 4.00%, 7/15/20	90	91,069

		$1,107,287

Total Convertible Bonds (identified cost $1,038,625)		$1,107,287

Commercial Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,002,557

		$1,002,557

Total Commercial Mortgage-Backed Securities (identified cost $989,137)		$1,002,557

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(7)	1,630,023	$1,630,186

		$1,630,186

Total Short-Term Investments (identified cost $1,630,176)		$1,630,186

Total Investments — 99.0% (identified cost $61,674,578)		$62,439,973

Other Assets, Less Liabilities — 1.0%		$619,273

Net Assets — 100.0%		$63,059,246

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $23,721,806 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

6

(4)	When-issued security.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $2,558.

Abbreviations:

PIK	-	Payment In Kind

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,707,727

Gross unrealized appreciation	$1,087,112
Gross unrealized depreciation	(354,866)

Net unrealized appreciation	$732,246

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$52,688,421	$—	$52,688,421
Senior Floating-Rate Loans	—	6,011,522	—	6,011,522
Convertible Bonds	—	1,107,287	—	1,107,287
Commercial Mortgage-Backed Securities	—	1,002,557	—	1,002,557
Short-Term Investments	—	1,630,186	—	1,630,186
Total Investments	$—	$62,439,973	$—	$62,439,973

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2017 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 89.5% of Currency Income Advantage Portfolio’s outstanding interests, 9.9% of Emerging Markets Local Income Portfolio’s outstanding interests, 17.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 90.7% of Global Opportunities Portfolio’s outstanding interests, 9.7% of High Income Opportunities Portfolio’s outstanding interests, 2.4% of Senior Debt Portfolio’s outstanding interests and 28.3% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2017 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$20,387	0.0	%(1)

Currency Income Advantage Portfolio (identified cost, $22,015,891)		21,154,599	0.9

Emerging Markets Local Income Portfolio (identified cost, $33,703,274)		32,885,004	1.5

Global Macro Absolute Return Advantage Portfolio (identified cost, $403,825,825)		408,345,875	18.3

Global Macro Portfolio (identified cost, $11)		9,858	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,375,441,394)		1,369,913,344	61.3

High Income Opportunities Portfolio (identified cost, $165,038,909)		177,215,662	7.9

Senior Debt Portfolio (identified cost, $163,037,896)		160,192,751	7.2

Short Duration High Income Portfolio (identified cost, $17,942,587)		17,836,001	0.8

Total Investments in Affiliated Portfolios (identified cost $2,181,005,787)		$2,187,573,481	97.9%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,662,604	$51,926,081	2.3%

Total Investments in Affiliated Investment Funds (identified cost $54,994,540)		$51,926,081	2.3%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/17	$292,413	$292,413	0.0	%(1)

Total Short-Term Investments (identified cost $292,413)		$292,413	0.0	%(1)

2

	Value	% of Net Assets
Total Investments (identified cost $2,236,292,740)	$2,239,791,975	100.2%

Other Assets, Less Liabilities	$(3,897,237)	(0.2)%

Net Assets	$2,235,894,738	100.0%

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,293,028,562

Gross unrealized appreciation	$15,368,167
Gross unrealized depreciation	(68,604,754)

Net unrealized depreciation	$(53,236,587)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2017 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,436,892	225,712	—	5,662,604	$51,926,081	$2,078,874	$—

					$51,926,081	$2,078,874	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,187,573,481	$—	$—	$2,187,573,481
Investments in Affiliated Investment Funds	51,926,081	—	—	51,926,081
Short-Term Investments	—	292,413	—	292,413
Total Investments	$2,239,499,562	$292,413	$—	$2,239,791,975

3

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Global Opportunities Portfolio

January 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 18.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 5.233%, 8/15/42(1)(2)	$18,857,367	$3,634,256
Series 2182, Class ZC, 7.50%, 9/15/29	218,643	254,831
Series 2631, (Interest Only), Class DS, 6.333%, 6/15/33(1)(2)	4,004,645	692,221
Series 2953, (Interest Only), Class LS, 5.933%, 12/15/34(1)(2)	3,511,906	386,053
Series 2956, (Interest Only), Class SL, 6.233%, 6/15/32(1)(2)	1,964,746	371,961
Series 3114, (Interest Only), Class TS, 5.883%, 9/15/30(1)(2)	7,072,363	1,001,039
Series 3153, (Interest Only), Class JI, 5.853%, 5/15/36(1)(2)	4,461,391	825,798
Series 3727, (Interest Only), Class PS, 5.933%, 11/15/38(1)(2)	5,977,661	241,318
Series 3745, (Interest Only), Class SA, 5.983%, 3/15/25(1)(2)	3,506,153	306,529
Series 3845, (Interest Only), Class ES, 5.883%, 1/15/29(1)(2)	2,772,025	157,297
Series 3919, (Interest Only), Class SL, 5.883%, 10/15/40(1)(2)	555,880	9,799
Series 3969, (Interest Only), Class SB, 5.883%, 2/15/30(1)(2)	2,554,998	197,432
Series 3973, (Interest Only), Class SG, 5.883%, 4/15/30(1)(2)	4,216,635	414,951
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	4,143,070	776,155
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	18,898,778	2,625,147
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	16,047,673	1,818,625
Series 4070, (Interest Only), Class S, 5.333%, 6/15/32(1)(2)	22,503,564	3,993,654
Series 4095, (Interest Only), Class HS, 5.333%, 7/15/32(1)(2)	8,296,063	1,580,519
Series 4109, (Interest Only), Class ES, 5.383%, 12/15/41(1)(2)	93,869	17,976
Series 4109, (Interest Only), Class KS, 5.333%, 5/15/32(1)(2)	3,795,851	218,190
Series 4109, (Interest Only), Class SA, 5.433%, 9/15/32(1)(2)	8,538,192	1,927,069
Series 4149, (Interest Only), Class S, 5.483%, 1/15/33(1)(2)	6,495,517	1,149,990
Series 4163, (Interest Only), Class GS, 5.433%, 11/15/32(1)(2)	5,175,987	1,078,979
Series 4169, (Interest Only), Class AS, 5.483%, 2/15/33(1)(2)	8,358,072	1,454,239
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	7,414,426	690,172
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	12,490,625	1,243,831
Series 4189, (Interest Only), Class SQ, 5.383%, 12/15/42(1)(2)	8,297,273	1,609,785
Series 4203, (Interest Only), Class QS, 5.483%, 5/15/43(1)(2)	6,269,101	1,039,730
Series 4212, (Interest Only), Class SA, 5.433%, 7/15/38(1)(2)	19,189,456	2,351,935
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	4,112,832	139,587
Series 4273, Class SP, 9.944%, 11/15/43(2)	802,186	966,647
Series 4316, (Interest Only), Class JS, 5.333%, 1/15/44(1)(2)	8,544,589	1,531,875
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	11,913,106	1,253,162
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	4,505,610	873,304
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	4,515,027	710,542
Series 4336, Class GU, 3.50%, 2/15/53	1,056,396	1,102,629
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	9,043,068	1,711,646
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	5,609,248	764,438
Series 4381, (Interest Only), Class SK, 5.383%, 6/15/44(1)(2)	9,702,065	1,833,720
Series 4388, (Interest Only), Class MS, 5.333%, 9/15/44(1)(2)	10,931,480	2,052,409
Series 4407, Class LN, 7.523%, 12/15/43(2)	707,522	660,660
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	2,097,152	1,475,382

1

Security	Principal Amount	Value
Series 4452, (Interest Only), Class SP, 5.433%, 10/15/43(1)(2)	$18,472,575	$3,251,798
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	6,700,468	5,733,108
Series 4497, (Interest Only), Class CS, 5.433%, 9/15/44(1)(2)	26,953,672	6,126,904
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	14,856,928	2,509,747
Series 4507, (Interest Only), Class SJ, 5.413%, 9/15/45(1)(2)	15,612,156	3,544,598
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	9,585,936	1,385,503
Series 4528, (Interest Only), Class BS, 5.383%, 7/15/45(1)(2)	15,113,850	3,112,811
Series 4637, Class CU, 3.00%, 8/15/44	19,609,682	18,879,316

		$91,689,267

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.471%, 4/25/28(4)	$10,325,000	$11,462,368
Series 2016-DNA1, Class M3, 6.321%, 7/25/28(4)	2,500,000	2,859,070
Series 2016-DNA2, Class M3, 5.421%, 10/25/28(4)	1,750,000	1,895,051
Series 2016-DNA4, Class M3, 4.571%, 3/25/29(4)	16,000,000	16,517,477
Series 2017-DNA1, Class B1, 5.729%, 7/25/29(4)(5)	4,650,000	4,650,000
Series 2017-DNA1, Class M2, 4.029%, 7/25/29(4)(5)	16,000,000	16,000,000

		$53,383,966

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$479,642	$541,324
Series 1994-42, Class K, 6.50%, 4/25/24	301,844	332,241
Series 2004-46, (Interest Only), Class SI, 5.229%, 5/25/34(1)(2)	6,793,476	959,987
Series 2005-17, (Interest Only), Class SA, 5.929%, 3/25/35(1)(2)	3,319,175	678,730
Series 2005-71, (Interest Only), Class SA, 5.979%, 8/25/25(1)(2)	3,604,837	445,947
Series 2005-105, (Interest Only), Class S, 5.929%, 12/25/35(1)(2)	3,101,344	594,513
Series 2006-44, (Interest Only), Class IS, 5.829%, 6/25/36(1)(2)	2,681,213	489,435
Series 2006-65, (Interest Only), Class PS, 6.449%, 7/25/36(1)(2)	2,644,363	547,433
Series 2006-96, (Interest Only), Class SN, 6.429%, 10/25/36(1)(2)	3,749,883	698,093
Series 2006-104, (Interest Only), Class SD, 5.869%, 11/25/36(1)(2)	2,666,925	512,859
Series 2006-104, (Interest Only), Class SE, 5.859%, 11/25/36(1)(2)	1,777,950	341,249
Series 2007-50, (Interest Only), Class LS, 5.679%, 6/25/37(1)(2)	3,590,036	652,174
Series 2008-26, (Interest Only), Class SA, 5.429%, 4/25/38(1)(2)	5,320,162	922,726
Series 2008-61, (Interest Only), Class S, 5.329%, 7/25/38(1)(2)	8,401,853	1,467,033
Series 2009-62, Class WA, 5.57%, 8/25/39(6)	2,784,495	3,069,077
Series 2010-99, (Interest Only), Class NS, 5.829%, 3/25/39(1)(2)	5,653,515	419,539
Series 2010-124, (Interest Only), Class SJ, 5.279%, 11/25/38(1)(2)	4,291,094	409,703
Series 2010-135, (Interest Only), Class SD, 5.229%, 6/25/39(1)(2)	9,084,198	991,058
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	1,649,334	5,507
Series 2011-45, (Interest Only), Class SA, 5.879%, 1/25/29(1)(2)	6,149,218	328,906
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	7,728,551	757,053
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	5,771,698	565,354
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	9,390,523	931,858
Series 2012-24, (Interest Only), Class S, 4.729%, 5/25/30(1)(2)	4,546,366	402,498
Series 2012-30, (Interest Only), Class SK, 5.779%, 12/25/40(1)(2)	12,014,109	1,839,455
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	13,702,675	1,450,051
Series 2012-56, (Interest Only), Class SU, 5.979%, 8/25/26(1)(2)	6,399,676	425,870
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	16,501,183	1,755,409
Series 2012-73, (Interest Only), Class MS, 5.279%, 5/25/39(1)(2)	16,309,791	1,630,578
Series 2012-76, (Interest Only), Class GS, 5.279%, 9/25/39(1)(2)	9,409,295	1,125,122
Series 2012-86, (Interest Only), Class CS, 5.329%, 4/25/39(1)(2)	7,064,963	775,999
Series 2012-94, (Interest Only), Class KS, 5.879%, 5/25/38(1)(2)	21,545,864	3,321,086
Series 2012-94, (Interest Only), Class SL, 5.929%, 5/25/38(1)(2)	16,159,398	2,516,390
Series 2012-103, (Interest Only), Class GS, 5.329%, 2/25/40(1)(2)	18,154,923	1,950,044
Series 2012-124, (Interest Only), Class IO, 1.759%, 11/25/42(1)(6)	22,450,459	1,124,169

2

Security	Principal Amount	Value
Series 2012-139, (Interest Only), Class LS, 5.379%, 12/25/42(1)(2)	$10,693,125	$2,379,236
Series 2012-147, (Interest Only), Class SA, 5.329%, 1/25/43(1)(2)	14,041,704	2,928,511
Series 2012-150, (Interest Only), Class PS, 5.379%, 1/25/43(1)(2)	12,575,299	2,206,575
Series 2012-150, (Interest Only), Class SK, 5.379%, 1/25/43(1)(2)	19,467,328	3,560,132
Series 2013-6, Class TA, 1.50%, 1/25/43	3,391,713	3,300,280
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	32,553,484	5,686,104
Series 2013-12, (Interest Only), Class SP, 4.879%, 11/25/41(1)(2)	5,814,065	846,941
Series 2013-15, (Interest Only), Class DS, 5.429%, 3/25/33(1)(2)	14,260,208	2,736,905
Series 2013-23, (Interest Only), Class CS, 5.479%, 3/25/33(1)(2)	7,762,757	1,389,007
Series 2013-54, (Interest Only), Class HS, 5.529%, 10/25/41(1)(2)	14,503,570	1,882,381
Series 2013-64, (Interest Only), Class PS, 5.479%, 4/25/43(1)(2)	9,532,294	1,557,515
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	15,089,887	2,333,336
Series 2013-75, (Interest Only), Class SC, 5.479%, 7/25/42(1)(2)	24,103,385	3,346,368
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	5,615,267	759,779
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	4,793,933	873,904
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	3,036,126	537,735
Series 2014-41, (Interest Only), Class SA, 5.279%, 7/25/44(1)(2)	8,905,198	2,149,428
Series 2014-43, (Interest Only), Class PS, 5.329%, 3/25/42(1)(2)	10,345,032	2,048,591
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	15,383,116	2,374,201
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	6,107,281	853,220
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	11,852,918	2,213,007
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	9,789,859	1,523,770
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	15,585,026	3,011,325
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	23,183,109	1,804,348
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	18,611,922	2,813,160
Series 2015-17, (Interest Only), Class SA, 5.429%, 11/25/43(1)(2)	16,183,398	2,965,439
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	9,491,809	1,462,314
Series 2015-31, (Interest Only), Class SG, 5.329%, 5/25/45(1)(2)	18,626,957	4,095,707
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	10,925,397	1,666,111
Series 2015-47, (Interest Only), Class SG, 5.379%, 7/25/45(1)(2)	12,461,911	2,605,211
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	26,249,355	4,231,774
Series 2015-93, (Interest Only), Class BS, 5.379%, 8/25/45(1)(2)	15,080,398	3,153,809
Series 2015-95, (Interest Only), Class SB, 5.229%, 1/25/46(1)(2)	21,306,072	4,310,994
Series 2016-1, (Interest Only), Class SJ, 5.379%, 2/25/46(1)(2)	30,105,490	6,204,413

		$120,790,001

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.021%, 1/25/29(4)	$3,000,000	$3,179,826
Series 2017-C01, Class 1M2, 4.316%, 7/25/29(4)	9,150,000	9,302,454

		$12,482,280

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.893%, 10/20/36(1)(2)	$9,276,858	$683,302
Series 2014-68, (Interest Only), Class KI, 1.099%, 10/20/42(1)(6)	21,041,646	754,219
Series 2015-116, (Interest Only), Class AS, 4.923%, 8/20/45(1)(2)	15,260,555	1,863,314

		$3,300,835

Total Collateralized Mortgage Obligations (identified cost $304,856,319)		$281,646,349

3

Mortgage Pass-Throughs — 2.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.869%, with maturity at 2035(7)	$794,698	$829,787
4.384%, with maturity at 2030(7)	273,900	293,533
6.50%, with maturity at 2036	1,895,306	2,163,995
7.00%, with various maturities to 2036	3,283,253	3,796,772
7.50%, with maturity at 2035	1,028,329	1,202,489
8.00%, with maturity at 2026	325,029	342,687

		$8,629,263

Federal National Mortgage Association:
3.722%, with maturity at 2035(7)	$749,806	$803,552
3.829%, with maturity at 2035(7)	1,735,364	1,859,755
6.00%, with various maturities to 2032	722,249	818,169
6.50%, with various maturities to 2036	2,745,007	3,125,797
7.00%, with various maturities to 2037	5,463,362	6,351,349
7.50%, with maturity at 2035	5,613,115	6,618,383
8.50%, with maturity at 2032	328,706	398,296
9.50%, with maturity at 2028	706,358	792,428

		$20,767,729

Government National Mortgage Association:
7.00%, with various maturities to 2035(8)	$11,300,239	$13,211,966
7.50%, with maturity at 2032	1,050,806	1,207,637

		$14,419,603

Total Mortgage Pass-Throughs (identified cost $41,405,445)		$43,816,595

Commercial Mortgage-Backed Securities — 10.0%

Security	Principal Amount	Value
A10 Securitization, LLC
Series 2015-1, Class B, 4.12%, 4/15/34(9)	$5,100,000	$5,098,430
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(9)	1,500,000	1,657,187
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.443%, 12/10/54(9)	800,000	650,095
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.507%, 7/10/47(6)(9)	6,683,000	5,812,305
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.169%, 10/10/46(6)(9)	6,250,000	6,141,868
Series 2014-CR20, Class D, 3.222%, 11/10/47(9)	10,650,000	8,008,939
Series 2014-CR21, Class D, 3.917%, 12/10/47(6)(9)	5,311,000	4,335,268
Series 2014-LC17, Class D, 3.687%, 10/10/47(9)	2,675,000	1,862,795
Series 2015-CR22, Class D, 4.126%, 3/10/48(6)(9)	10,277,500	8,635,725
Series 2015-CR24, Class D, 3.463%, 8/10/48(6)	10,000,000	7,905,212
Series 2015-CR27, Class D, 3.472%, 10/10/48(6)(9)	10,000,000	7,989,889
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.511%, 11/10/47(6)	2,794,000	2,770,427

4

Security	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.667%, 4/15/47(6)(9)	$2,081,000	$1,841,731
Series 2014-C21, Class D, 4.66%, 8/15/47(6)(9)	2,600,000	2,217,124
Series 2014-C22, Class D, 4.56%, 9/15/47(6)(9)	4,150,000	3,429,216
Series 2014-C23, Class D, 3.959%, 9/15/47(6)(9)	7,150,000	6,028,947
Series 2014-C25, Class D, 3.948%, 11/15/47(6)(9)	11,000,000	8,807,484
Series 2015-C29, Class D, 3.702%, 5/15/48(6)	10,000,000	7,477,983
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.37%, 8/15/46(6)(9)	5,000,000	4,282,897
Series 2014-C15, Class D, 4.894%, 4/15/47(6)(9)	2,450,000	2,260,414
Series 2014-C16, Class D, 4.756%, 6/15/47(6)(9)	4,000,000	3,578,694
Series 2015-C23, Class D, 4.135%, 7/15/50(6)(9)	5,000,000	4,296,549
Series 2016-C32, Class D, 3.396%, 12/15/49(9)	1,699,000	1,245,502
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(9)	6,700,000	6,733,032
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(6)(9)	2,625,750	2,637,773
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.497%, 12/10/45(6)(9)	5,000,000	4,853,743
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(9)	9,590,000	7,215,065
Series 2015-C29, Class D, 4.225%, 6/15/48(6)	7,000,000	5,744,992
Series 2015-C30, Class D, 4.496%, 9/15/58(6)(9)	3,000,000	2,517,974
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,003,438
Series 2015-NXS1, Class D, 4.104%, 5/15/48(6)	5,232,000	4,335,285
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.835%, 6/15/45(6)(9)	2,598,000	2,522,434
Series 2014-C24, Class D, 3.692%, 11/15/47(9)	8,000,000	5,146,634

Total Commercial Mortgage-Backed Securities (identified cost $161,896,734)		$151,045,051

Asset-Backed Securities — 12.6%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.523%, 7/15/27(4)(9)	$7,000,000	$7,006,878
Series 2015-16A, Class D, 6.373%, 7/15/27(4)(9)	3,500,000	3,474,797
Series 2015-17A, Class C2, 5.873%, 1/15/28(4)(9)	3,400,000	3,468,337
Series 2015-17A, Class D, 7.373%, 1/15/28(4)(9)	2,000,000	2,014,977
Apidos CLO
Series 2012-9AR, Class ER, 6.98%, 7/15/23(4)(9)	3,400,000	3,401,710
Series 2014-19A, Class D, 4.773%, 10/17/26(4)(9)	5,000,000	5,003,949
Series 2015-21A, Class C, 4.574%, 7/18/27(4)(9)	4,000,000	4,009,726
Series 2015-21A, Class E, 7.474%, 7/18/27(4)(9)	2,000,000	1,856,308
Ares CLO, Ltd.
Series 2014-32A, Class C, 5.106%, 11/15/25(4)(9)	5,000,000	5,000,728
Series 2015-2A, Class E2, 6.239%, 7/29/26(4)(9)	4,500,000	4,323,528
Series 2015-2A, Class F, 7.539%, 7/29/26(4)(9)	2,000,000	1,855,795
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 6.043%, 7/23/25(4)(9)	3,700,000	3,635,983
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.623%, 10/17/26(4)(9)	5,000,000	5,011,580

5

Security	Principal Amount	Value
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.473%, 7/15/26(4)(9)	$4,000,000	$4,002,612
Series 2014-1A, Class E1, 6.123%, 7/15/26(4)(9)	1,000,000	949,275
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.623%, 10/15/26(4)(9)	5,000,000	5,002,745
Series 2015-2A, Class D, 6.337%, 4/27/27(4)(9)	3,000,000	2,947,431
Series 2015-2A, Class E, 7.237%, 4/27/27(4)(9)	1,850,000	1,725,754
Series 2015-5A, Class C, 5.08%, 1/20/28(4)(9)	4,000,000	4,050,127
Series 2015-5A, Class D, 7.13%, 1/20/28(4)(9)	2,000,000	2,016,375
Cent CLO LP
Series 2014-22A, Class C, 4.631%, 11/7/26(4)(9)	5,000,000	5,002,967
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.43%, 7/20/26(4)(9)	5,000,000	4,994,205
Series 2015-2A, Class F, 7.58%, 7/20/26(4)(9)	2,000,000	1,875,663
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.606%, 8/15/28(4)(9)	6,000,000	6,010,415
Series 2015-40A, Class E, 6.856%, 8/15/28(4)(9)	2,500,000	2,505,056
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.593%, 1/24/27(4)(9)	5,000,000	4,932,560
Series 2015-19A, Class D, 6.143%, 1/24/27(4)(9)	2,000,000	1,863,112
Series 2015-21A, Class D, 4.93%, 1/20/28(4)(9)	5,000,000	5,010,045
Series 2015-21A, Class E1, 6.641%, 1/20/28(4)(9)	2,500,000	2,458,175
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.631%, 5/5/27(4)(9)	4,000,000	3,935,752
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.737%, 1/27/26(4)(9)	5,000,000	5,004,555
Series 2015-17A, Class D, 4.491%, 7/21/27(4)(9)	5,000,000	4,998,347
Series 2015-17A, Class E, 6.491%, 7/21/27(4)(9)	5,000,000	4,964,565
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 5.33%, 10/20/28(4)(9)	5,000,000	5,074,200
Series 2015-11A, Class E, 7.73%, 10/20/28(4)(9)	2,500,000	2,509,761
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.411%, 5/21/27(4)(9)	3,000,000	2,911,506
Series 2015-1A, Class E, 7.911%, 5/21/27(4)(9)	2,000,000	1,913,166
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 4.773%, 7/15/27(4)(9)	5,000,000	5,002,320
Series 2015-1A, Class E2, 7.523%, 7/15/27(4)(9)	3,000,000	3,001,010
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.68%, 7/20/27(4)(9)	5,000,000	4,975,695
Recette CLO, LLC
Series 2015-1A, Class D, 4.78%, 10/20/27(4)(9)	7,250,000	7,261,353
Series 2015-1A, Class E, 6.73%, 10/20/27(4)(9)	4,500,000	4,427,384
Series 2015-1A, Class F, 8.48%, 10/20/27(4)(9)	2,000,000	1,919,375
Voya CLO, Ltd.
Series 2014-2A, Class C, 4.323%, 7/17/26(4)(9)	7,750,000	7,569,409
Series 2015-3A, Class D2, 6.48%, 10/20/27(4)(9)	7,000,000	6,716,031
Series 2015-3A, Class E, 7.53%, 10/20/27(4)(9)	3,000,000	2,721,750
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.873%, 10/15/27(4)(9)	5,000,000	5,005,533
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.773%, 10/17/26(4)(9)	5,000,000	4,894,840

Total Asset-Backed Securities (identified cost $181,946,906)		$190,217,365

6

Senior Floating-Rate Loans — 4.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Business Equipment and Services — 0.7%
AerCap Holdings N.V., Term Loan, 3.25%, Maturing 10/6/23		$10,000	$10,086,460

			$10,086,460

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.53%, Maturing 4/1/22		$4,668	$4,687,586

			$4,687,586

Electronics/Electrical — 1.0%
Energizer Holdings, Inc., Term Loan, 3.31%, Maturing 6/30/22		$4,900	$4,928,834
Sensata Technologies B.V., Term Loan, 3.02%, Maturing 10/14/21		9,425	9,504,170

			$14,433,004

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.50%, Maturing 2/24/21		$4,730	$4,773,262

			$4,773,262

Lodging and Casinos — 0.8%
Hilton Worldwide Finance, LLC, Term Loan, 3.27%, Maturing 10/25/23		$5,362	$5,423,780
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20		394	398,088
Las Vegas Sands, LLC, Term Loan, 3.04%, Maturing 12/19/20		6,290	6,329,534

			$12,151,402

Oil and Gas — 0.6%
MEG Energy Corp., Term Loan, 4.54%, Maturing 12/31/23		$9,702	$9,759,427

			$9,759,427

Steel — 0.6%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$9,058	$9,122,654

			$9,122,654

Total Senior Floating-Rate Loans (identified cost $64,667,609)			$65,013,795

Foreign Government Bonds — 27.7%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	20,588	$13,423,932

Total Australia			$13,423,932

Dominican Republic — 1.0%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,693,182
Dominican Republic, 10.40%, 5/10/19(11)	DOP	114,800	2,499,921
Dominican Republic, 13.50%, 8/4/17(11)	DOP	13,000	283,802
Dominican Republic, 14.00%, 6/8/18(11)	DOP	123,200	2,784,365
Dominican Republic, 15.00%, 4/5/19(11)	DOP	43,000	1,018,419
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	314,129
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	1,047,488
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	811,165

Total Dominican Republic			$14,452,471

7

Security	Principal Amount (000’s omitted)		Value
Greece — 0.6%
Hellenic Republic Government Bond, 4.75%, 4/17/19(9) (11)	EUR	9,757	$9,720,093

Total Greece			$9,720,093

Iceland — 2.7%
Housing Financing Fund, 3.75%, 4/15/34(12)	ISK	452,296	$2,628,492
Housing Financing Fund, 3.75%, 6/15/44(12)	ISK	982,732	6,004,983
Republic of Iceland, 5.00%, 11/15/28	ISK	102,570	877,038
Republic of Iceland, 6.50%, 1/24/31	ISK	1,573,346	15,376,640
Republic of Iceland, 8.00%, 6/12/25	ISK	1,638,392	15,239,867

Total Iceland			$40,127,020

Japan — 7.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(12)	JPY	2,841,787	$26,519,908
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	6,066,742	56,731,642
Japan Government CPI Linked Bond, 0.10%, 3/10/26(12)	JPY	2,891,590	27,146,270

Total Japan			$110,397,820

New Zealand — 5.3%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	41,689	$31,013,822
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	60,327	48,778,528

Total New Zealand			$79,792,350

Peru — 3.0%
Peru Government Bond, 5.20%, 9/12/23	PEN	150,480	$45,235,825

Total Peru			$45,235,825

Russia — 2.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$12,195,563
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	631,307
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	2,757,900
Russia Government Bond, 8.50%, 9/17/31	RUB	1,053,927	17,940,674

Total Russia			$33,525,444

Serbia — 1.0%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,776,320	$15,631,260

Total Serbia			$15,631,260

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$88,738
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	26,000	164,598
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,106,572
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	728,122
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,362,265
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,483,760
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	488,728
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	563,000	3,501,389
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	106,000	654,912

Total Sri Lanka			$11,579,084

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(11)	USD	4,988	$5,045,961

Total Suriname			$5,045,961

8

Security	Principal Amount (000’s omitted)		Value
Thailand — 2.6%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	1,476,746	$39,307,632

Total Thailand			$39,307,632

Total Foreign Government Bonds (identified cost $417,429,703)			$418,238,892

U.S. Treasury Obligations — 7.2%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(8)(13)		$109,848,495	$109,241,692

Total U.S. Treasury Obligations (identified cost $110,056,339)			$109,241,692

U.S. Government Agency Obligations — 1.4%

Security	Principal Amount		Value
Federal Farm Credit Bank
3.41%, 3/20/35		$12,000,000	$12,002,520

			$12,002,520

Federal Home Loan Bank
5.50%, 7/15/36		$7,000,000	$9,242,023

			$9,242,023

Total U.S. Government Agency Obligations (identified cost $20,504,353)			$21,244,543

Closed-End Funds — 6.5%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		211,682	$3,219,683
BlackRock Corporate High Yield Fund, Inc.		1,000,336	11,053,713
BlackRock Multi-Sector Income Trust		675,742	11,602,490
Brookfield Real Assets Income Fund, Inc.		419,101	9,563,885
First Trust High Income Long/Short Fund		772,971	12,885,426
MFS Multimarket Income Trust		1,093,200	6,712,248
Nuveen Global High Income Fund		456,000	7,482,960
Nuveen Mortgage Opportunity Term Fund		324,311	7,874,271
Prudential Global Short Duration High Yield Fund, Inc.		293,307	4,426,003
Putnam Premier Income Trust		2,148,937	11,324,898
Wells Fargo Advantage Income Opportunities Fund		669,620	5,685,074
Western Asset High Income Opportunity Fund, Inc.		1,288,797	6,611,529

Total Closed-End Funds (identified cost $99,808,742)			$98,442,180

9

Other — 1.0%

Security	Shares	Value
Reinsurance — 1.0%
Altair V Reinsurance(14)(15)(16)(17)	5,000	$5,006,000
Eden Re II, Ltd.(9)(15)(17)	10,000,000	10,076,000

Total Other (identified cost $15,000,000)		$15,082,000

Currency Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	BNP Paribas	EUR	11,331	SEK	9.55	5/2/17	$237,799
Call SEK/Put EUR	BNP Paribas	EUR	11,330	SEK	9.49	5/16/17	199,532
Call SEK/Put EUR	Citibank, N.A.	EUR	22,845	SEK	9.53	4/27/17	439,659
Call SEK/Put EUR	Citibank, N.A.	EUR	11,422	SEK	9.45	5/23/17	175,185
Call SEK/Put EUR	Citibank, N.A.	EUR	5,710	SEK	9.45	5/23/17	87,577
Call SEK/Put EUR	Goldman Sachs International	EUR	11,148	SEK	9.45	4/27/17	150,368
Call SEK/Put EUR	Goldman Sachs International	EUR	22,662	SEK	9.44	5/1/17	292,609
Call SEK/Put EUR	Goldman Sachs International	EUR	11,331	SEK	9.50	5/17/17	206,069
Put CNH/Call USD	BNP Paribas	USD	14,490	CNH	7.02	7/14/17	240,563
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	55,925	CNH	7.11	4/28/17	309,545
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	17,180	CNH	7.02	7/14/17	280,979
Put CNH/Call USD	Morgan Stanley & Co. International PLC	USD	106,640	CNH	7.10	4/28/17	604,756
Put CNH/Call USD	Nomura International PLC	USD	164,400	CNH	7.28	8/1/17	1,517,741
Put CNH/Call USD	Standard Chartered Bank	USD	25,581	CNH	6.47	6/15/17	1,815,458
Put CNH/Call USD	Standard Chartered Bank	USD	23,860	CNH	6.47	6/15/17	1,699,906

Total Currency Options Purchased (identified cost $5,221,110)							$8,257,746

Put Options Purchased — 0.1%
Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 3/2017	Exchange-Traded		206	USD	2,265.00	3/17/17	$303,850
E-mini S&P 500 Index Futures 6/2017	Exchange-Traded		300	USD	2,260.00	6/16/17	997,500

Total Put Options Purchased (identified cost $1,430,348)							$1,301,350

10

Short-Term Investments — 8.4%

Foreign Government Securities — 4.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.9%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	326,880	$1,742,004
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	1,243,760	6,618,313
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	860,574	4,578,842
Iceland Treasury Bill, 0.00%, 7/17/17	ISK	6,996	37,187

Total Iceland			$12,976,346

Japan — 3.3%
Japan Treasury Discount Bill, 0.00%, 3/21/17	JPY	5,650,000	$50,056,368

Total Japan			$50,056,368

Total Foreign Government Securities (identified cost $62,703,163)			$63,032,714

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/2/17(8)(18)		$11,250	$11,245,680

Total U.S. Treasury Obligations (identified cost $11,245,650)			$11,245,680

Other — 3.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(19)		52,695,807	$52,701,076

Total Other (identified cost $52,701,076)			$52,701,076

Total Short-Term Investments (identified cost $126,649,889)			$126,979,470

Total Investments — 101.3% (identified cost $1,550,873,497)			$1,530,527,028

11

Currency Options Written — (0.0)%(20)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD 48,105	CNH 6.93	2/6/17	$(27,468)

Total Currency Options Written (premiums received $473,834)					$(27,468)

Other Assets, Less Liabilities — (1.3)%					$(19,848,049)

Net Assets — 100.0%					$1,510,651,511

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(5)	When-issued security.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(7)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $329,821,172 or 21.8% of the Portfolio’s net assets.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $161,742,439 or 10.7% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

12

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Non-income producing security.

(16)	Restricted security.

(17)	Security is subject to risk of loss depending on the occurence, frequency and severity of loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	All or a portion of the security is held by a wholly-owned subsidiary.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $153,678.

(20)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	37,553,000	USD	28,724,959	Deutsche Bank AG	2/1/17	$134,215	$—
CAD	1,436,000	USD	1,093,744	Deutsche Bank AG	2/1/17	9,810	—
USD	28,943,172	CAD	38,989,000	Deutsche Bank AG	2/1/17	—	(1,019,556)
CNH	5,017,429	USD	734,552	Citibank, N.A.	2/3/17	371	—
CNH	24,064	USD	3,526	Citibank, N.A.	2/3/17	—	(2)
CNH	28,260,000	USD	4,136,417	JPMorgan Chase Bank, N.A.	2/3/17	2,939	—
CNH	56,490,000	USD	8,273,286	Morgan Stanley & Co. International PLC	2/3/17	1,030	—
CNH	69,045,000	USD	10,113,520	Nomura International PLC	2/3/17	—	(222)
CNH	131,802,296	USD	19,303,528	UBS AG	2/3/17	2,082	—
CNH	181,919,240	USD	26,657,253	UBS AG	2/3/17	—	(10,814)
RON	43,930,000	EUR	9,750,305	BNP Paribas	2/3/17	23,417	—
RON	1,020,010	EUR	228,512	BNP Paribas	2/3/17	—	(1,745)
USD	13,557,525	CNH	92,564,000	Australia and New Zealand Banking Group Limited	2/3/17	—	(695)
USD	4,067,946	CNH	27,780,000	Citibank, N.A.	2/3/17	—	(1,102)
USD	8,770,689	CNH	59,881,000	Goldman Sachs International	2/3/17	—	(321)
USD	3,788,904	CNH	25,882,000	HSBC Bank USA, N.A.	2/3/17	—	(2,137)
USD	39,019,774	CNH	266,450,429	JPMorgan Chase Bank, N.A.	2/3/17	—	(8,287)
USD	18,031,467	ZAR	248,194,123	JPMorgan Chase Bank, N.A.	2/3/17	—	(384,298)
ZAR	248,194,123	USD	17,965,554	JPMorgan Chase Bank, N.A.	2/3/17	450,211	—
KES	482,981,000	USD	4,565,038	Citibank, N.A.	2/6/17	84,920	—
KES	50,500,000	USD	476,415	JPMorgan Chase Bank, N.A.	2/6/17	9,780	—
RUB	686,876,403	USD	10,517,332	BNP Paribas	2/6/17	896,449	—
RUB	306,030,000	USD	4,768,679	BNP Paribas	2/6/17	316,601	—
RUB	1,354,661,616	USD	21,272,117	Citibank, N.A.	2/6/17	1,238,206	—
RUB	372,570,000	USD	5,817,180	Goldman Sachs International	2/6/17	373,792	—
USD	161,740	KES	16,829,000	Citibank, N.A.	2/6/17	—	(284)
USD	161,740	KES	16,829,000	Citibank, N.A.	2/6/17	—	(284)
USD	161,864	KES	16,842,000	Citibank, N.A.	2/6/17	—	(284)
USD	1,546,872	KES	160,952,000	Citibank, N.A.	2/6/17	—	(2,713)
USD	1,546,872	KES	160,952,000	Citibank, N.A.	2/6/17	—	(2,713)
USD	1,548,073	KES	161,077,000	Citibank, N.A.	2/6/17	—	(2,715)
USD	132,378	RUB	8,589,000	BNP Paribas	2/6/17	—	(10,345)
USD	9,033,463	RUB	556,100,000	BNP Paribas	2/6/17	—	(207,214)
USD	16,145,224	RUB	993,900,000	BNP Paribas	2/6/17	—	(370,347)
USD	13,144,799	RUB	848,431,064	BNP Paribas	2/6/17	—	(953,524)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,218,511	RUB	1,189,832,756	BNP Paribas	2/6/17	$—	$(1,552,862)
USD	4,504,500	RUB	267,947,000	Credit Suisse International	2/6/17	52,042	—
USD	2,951,333	RUB	175,558,000	Credit Suisse International	2/6/17	34,098	—
USD	9,113,019	RUB	543,436,403	Deutsche Bank AG	2/6/17	82,772	—
USD	5,970,918	RUB	356,063,597	Deutsche Bank AG	2/6/17	54,233	—
USD	4,640,984	RUB	275,493,000	Goldman Sachs International	2/6/17	63,135	—
USD	3,040,756	RUB	180,502,000	Goldman Sachs International	2/6/17	41,366	—
USD	15,592,333	EUR	14,257,607	Standard Chartered Bank	2/8/17	198,194	—
RUB	400,000,000	USD	6,393,862	Deutsche Bank AG	2/21/17	242,750	—
USD	33,750,658	NZD	47,888,897	Citibank, N.A.	2/21/17	—	(1,365,101)
USD	7,571,413	RUB	473,667,567	Deutsche Bank AG	2/21/17	—	(287,457)
USD	6,684,809	ZAR	97,274,000	JPMorgan Chase Bank, N.A.	2/21/17	—	(510,200)
ZAR	97,274,000	USD	7,017,820	JPMorgan Chase Bank, N.A.	2/21/17	177,189	—
MXN	148,873,000	USD	7,267,362	Standard Chartered Bank	2/22/17	—	(148,650)
USD	882,290	MXN	18,073,851	Standard Chartered Bank	2/22/17	18,047	—
MXN	3,270,000	USD	158,555	BNP Paribas	2/23/17	—	(2,214)
USD	6,279,816	MXN	130,799,149	Standard Chartered Bank	2/23/17	26,246	—
USD	156,996	MXN	3,270,000	Standard Chartered Bank	2/23/17	656	—
TWD	1,477,534,000	USD	45,871,903	Barclays Bank PLC	2/24/17	1,532,056	—
TWD	453,354,000	USD	14,066,212	BNP Paribas	2/24/17	478,817	—
TWD	440,479,000	USD	13,709,275	Citibank, N.A.	2/24/17	422,683	—
USD	43,925,855	TWD	1,477,534,000	Barclays Bank PLC	2/24/17	—	(3,478,104)
USD	13,506,748	TWD	453,354,000	BNP Paribas	2/24/17	—	(1,038,281)
USD	13,129,031	TWD	440,479,000	Citibank, N.A.	2/24/17	—	(1,002,927)
USD	85,590,118	JPY	9,437,337,617	Standard Chartered Bank	2/27/17	1,952,068	—
USD	27,098,961	JPY	3,068,282,615	Standard Chartered Bank	2/27/17	—	(93,578)
RON	52,895,592	EUR	11,719,418	BNP Paribas	2/28/17	43,497	—
RON	17,985,000	EUR	3,976,343	BNP Paribas	2/28/17	23,833	—
RON	9,773,010	EUR	2,173,132	BNP Paribas	2/28/17	—	(443)
RON	1,649,250	EUR	369,284	BNP Paribas	2/28/17	—	(2,837)
RON	43,120,000	EUR	9,540,878	Deutsche Bank AG	3/2/17	48,670	—
RON	1,000,010	EUR	223,819	Deutsche Bank AG	3/2/17	—	(1,631)
RUB	323,889,000	USD	4,995,204	Bank of America, N.A.	3/2/17	373,686	—
NZD	3,447,595	USD	2,439,346	JPMorgan Chase Bank, N.A.	3/6/17	87,676	—
NZD	1,597,885	USD	1,149,334	JPMorgan Chase Bank, N.A.	3/6/17	21,885	—
NZD	1,577,911	USD	1,140,205	JPMorgan Chase Bank, N.A.	3/6/17	16,374	—
RON	40,281,528	EUR	8,939,928	Bank of America, N.A.	3/6/17	15,331	—
RON	6,436,000	EUR	1,427,684	Bank of America, N.A.	3/6/17	3,203	—
RON	1,091,635	EUR	244,476	Bank of America, N.A.	3/6/17	—	(1,966)
USD	63,657,186	NZD	90,307,971	JPMorgan Chase Bank, N.A.	3/6/17	—	(2,536,851)
RON	47,757,000	EUR	10,592,658	Deutsche Bank AG	3/7/17	24,785	—
RON	33,465,000	EUR	7,428,413	Deutsche Bank AG	3/7/17	11,134	—
RON	1,944,010	EUR	435,051	Deutsche Bank AG	3/7/17	—	(3,167)
KES	51,892,000	USD	492,568	ICBC Standard Bank plc	3/8/17	4,151	—
RON	67,963,000	EUR	15,067,731	BNP Paribas	3/8/17	42,139	—
RON	1,627,010	EUR	364,237	BNP Paribas	3/8/17	—	(2,797)
USD	2,017,392	AUD	2,704,725	Goldman Sachs International	3/8/17	—	(32,203)
USD	12,145,771	AUD	16,325,181	Goldman Sachs International	3/8/17	—	(225,178)
USD	235,983	AUD	311,644	JPMorgan Chase Bank, N.A.	3/8/17	—	(175)
KES	46,565,000	USD	441,793	Standard Chartered Bank	3/9/17	3,842	—
CNH	88,289,000	USD	12,755,761	Bank of America, N.A.	3/13/17	105,937	—
CNH	46,564,000	USD	6,720,647	BNP Paribas	3/13/17	62,668	—
CNH	46,000,000	USD	6,684,103	BNP Paribas	3/13/17	17,050	—
CNH	59,881,000	USD	8,655,825	Goldman Sachs International	3/13/17	67,473	—

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	75,949,000	USD	719,896	Citibank, N.A.	3/13/17	$6,347	$—
SGD	23,981,000	USD	16,846,623	Standard Chartered Bank	3/13/17	174,906	—
USD	35,636,579	CNH	240,734,000	BNP Paribas	3/13/17	567,114	—
USD	18,014,607	SGD	24,937,800	Standard Chartered Bank	3/13/17	313,948	—
CNH	92,564,000	USD	13,368,573	Australia and New Zealand Banking Group Limited	3/15/17	111,777	—
USD	5,732,576	CNH	37,835,000	Goldman Sachs International	3/15/17	222,560	—
USD	8,297,128	CNH	54,729,000	Standard Chartered Bank	3/15/17	326,793	—
USD	50,127,537	JPY	5,650,000,000	Nomura International PLC	3/21/17	587	—
CNH	124,977,000	USD	18,027,696	JPMorgan Chase Bank, N.A.	3/22/17	153,618	—
USD	6,323,108	CNH	41,742,000	Citibank, N.A.	3/22/17	250,596	—
USD	5,052,200	CNH	33,294,000	Goldman Sachs International	3/22/17	208,680	—
USD	7,574,852	CNH	49,941,000	Standard Chartered Bank	3/22/17	309,572	—
IDR	105,319,920,000	USD	7,718,572	BNP Paribas	3/23/17	133,066	—
IDR	95,118,780,000	USD	6,950,587	JPMorgan Chase Bank, N.A.	3/23/17	140,553	—
KES	47,900,000	USD	454,891	Standard Chartered Bank	3/24/17	2,100	—
USD	15,048,305	SGD	20,467,200	Goldman Sachs International	3/30/17	518,817	—
USD	37,179,299	SGD	50,575,000	Standard Chartered Bank	3/30/17	1,276,543	—
EUR	22,219	USD	23,517	Standard Chartered Bank	4/13/17	547	—
USD	13,676,699	EUR	12,921,563	Goldman Sachs International	4/13/17	—	(317,680)
USD	1,921,671	EUR	1,816,994	Standard Chartered Bank	4/13/17	—	(46,179)
USD	8,914,366	EUR	8,312,616	Standard Chartered Bank	4/13/17	—	(88,407)
USD	28,388,275	JPY	3,241,430,000	Goldman Sachs International	4/17/17	—	(406,557)
USD	12,643,295	SGD	18,050,200	Australia and New Zealand Banking Group Limited	4/17/17	—	(172,432)
USD	3,951,660	EUR	3,669,000	Standard Chartered Bank	4/24/17	—	(23,881)
USD	26,831,880	EUR	25,039,550	Standard Chartered Bank	4/24/17	—	(299,691)
USD	28,510,364	JPY	3,271,493,000	Standard Chartered Bank	4/24/17	—	(560,212)
USD	10,017,219	EUR	9,330,495	JPMorgan Chase Bank, N.A.	4/27/17	—	(94,159)
USD	45,599,714	PEN	151,468,569	Citibank, N.A.	5/2/17	—	(285,948)
KES	28,535,000	USD	268,186	Citibank, N.A.	6/7/17	—	(569)
KES	177,781,000	USD	1,638,535	Citibank, N.A.	6/19/17	24,035	—
KES	177,781,000	USD	1,634,017	Citibank, N.A.	7/3/17	23,035	—
USD	7,893,491	THB	277,693,000	Deutsche Bank AG	7/25/17	13,352	—
USD	4,684,085	THB	165,114,000	Standard Chartered Bank	7/25/17	—	(1,381)
CNH	266,450,429	USD	38,093,734	JPMorgan Chase Bank, N.A.	7/31/17	58,847	—
CNH	132,250,000	USD	18,966,012	JPMorgan Chase Bank, N.A.	7/31/17	—	(29,361)
USD	58,574,272	CNH	398,700,429	JPMorgan Chase Bank, N.A.	7/31/17	1,485,042	—
KES	177,919,000	USD	1,623,349	Citibank, N.A.	8/1/17	23,668	—
USD	10,141,456	THB	356,675,000	Deutsche Bank AG	11/10/17	18,709	—
USD	5,991,946	THB	211,276,000	Standard Chartered Bank	11/10/17	—	(4,251)
CNH	50,976,000	USD	7,237,311	Bank of America, N.A.	11/13/17	—	(8,621)
USD	7,336,788	CNH	50,976,000	Bank of America, N.A.	11/13/17	108,097	—
USD	8,012,900	THB	285,740,000	Deutsche Bank AG	11/16/17	—	(96,651)
USD	1,515,216	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(16,556)
CNH	27,780,000	USD	3,908,272	Citibank, N.A.	1/12/18	10,254	—
USD	3,856,191	CNH	27,780,000	Citibank, N.A.	1/12/18	—	(62,335)
CNH	92,564,000	USD	13,022,510	Australia and New Zealand Banking Group Limited	1/17/18	28,413	—
CNH	59,881,000	USD	8,423,385	Goldman Sachs International	1/17/18	19,448	—
CNH	25,882,000	USD	3,644,839	HSBC Bank USA, N.A.	1/17/18	4,355	—
CNH	34,002,000	USD	4,792,247	HSBC Bank USA, N.A.	1/17/18	1,814	—

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,962,330	CNH	92,564,000	Australia and New Zealand Banking Group Limited	1/17/18	$—	$(88,593)
USD	8,391,984	CNH	59,881,000	Goldman Sachs International	1/17/18	—	(50,849)
USD	8,392,404	CNH	59,884,000	HSBC Bank USA, N.A.	1/17/18	—	(50,851)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(457,826)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(279,359)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(268,650)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(122,290)

						$16,430,702	$(19,099,513)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	5,287	Short	Jun-18	$(1,306,369,395)	$(1,298,685,463)	$7,683,932
Japan 10-Year Bond	101	Short	Mar-17	(134,343,149)	(134,070,321)	272,828
U.S. 5-Year Treasury Note	1,137	Short	Mar-17	(133,961,695)	(134,014,993)	(53,298)
U.S. 10-Year Deliverable Interest Rate Swap	1,059	Short	Mar-17	(100,340,469)	(99,512,906)	827,563
U.S. 10-Year Treasury Note	1,540	Short	Mar-17	(189,868,208)	(191,681,875)	(1,813,667)
U.S. Ultra-Long Treasury Bond	148	Long	Mar-17	23,913,563	23,781,750	(131,813)

						$6,785,545

CME: Chicago Mercantile Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet		$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(1,239,953)
LCH.Clearnet		40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	1,652,847
LCH.Clearnet		63,000	Receives	Return on CPI-U (NSA)	Pays	2.25	12/22/26	510,305
LCH.Clearnet	GBP	51,000	Pays	Return on UKRPI	Receives	3.52	12/15/26	(1,048,358)

								$(125,159)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

UKRPI	-	United Kingdom Retail Price Index

16

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$45,000	Receives	Return on CPI-U (NSA)	Pays	2.18%	1/11/22	$139,639
Bank of America, N.A.	29,000	Receives	Return on CPI-U (NSA)	Pays	1.86	3/22/26	1,252,487
BNP Paribas	16,000	Receives	Return on CPI-U (NSA)	Pays	1.75	6/22/26	911,624
Credit Suisse International	50,000	Pays	Return on CPI-U (NSA)	Receives	1.60	2/3/20	(547,185)
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	810,376
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(1,040,892)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	633,037
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	3/23/26	1,088,837
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA)	Pays	1.91	4/1/26	1,113,106

							$4,361,029

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90%		5/11/17	$(1,945)
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(33,982)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(10,240)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	4,114,116
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(754,093)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(921,670)
LCH.Clearnet(1)	EUR	7,193	Receives	6-month Euro Interbank Offered Rate	0.00	(2)	3/15/20	5,162
LCH.Clearnet(1)	EUR	29,000	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	3/15/27	277,467
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR	1.92		7/28/26	345,632

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR	1.94%	8/1/26	$261,452
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR	1.89	9/21/26	304,367
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR	1.93	9/21/26	115,562
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR	1.94	9/21/26	111,764
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR	2.14	10/13/26	80,630
LCH.Clearnet	HUF	593,728	Receives	6-month HUF BUBOR	2.09	10/19/26	92,876
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.09	10/19/26	139,419
LCH.Clearnet	HUF	647,027	Receives	6-month HUF BUBOR	2.04	10/20/26	111,509
LCH.Clearnet	HUF	891,572	Receives	6-month HUF BUBOR	2.04	10/20/26	153,654
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR	2.06	10/28/26	119,066
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR	2.08	10/28/26	46,740
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR	2.09	11/2/26	69,609
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR	2.18	11/3/26	38,104
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR	2.13	11/4/26	228,495
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR	2.15	11/7/26	37,290
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR	2.12	11/8/26	42,921
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR	2.14	11/10/26	112,281
LCH.Clearnet	JPY	497,770	Receives	6-month JPY-LIBOR-BBA	0.61	12/19/46	278,822
LCH.Clearnet	JPY	412,230	Receives	6-month JPY-LIBOR-BBA	0.62	12/19/46	222,379
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY-LIBOR-BBA	0.78	12/19/46	196,054
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,348,725
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	506,604
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	916,952
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05	6/16/25	572,883
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05	6/16/25	348,419
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR	2.23	7/28/26	(427,299)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR	2.22	8/1/26	(360,456)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR	2.28	9/21/26	(125,357)
LCH.Clearnet	PLN	8,033	Pays	6-month PLN WIBOR	2.30	9/21/26	(124,995)
LCH.Clearnet	PLN	20,964	Pays	6-month PLN WIBOR	2.30	9/21/26	(326,203)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR	2.49	10/13/26	(96,885)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.46	10/19/26	(157,007)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR	2.47	10/19/26	(102,846)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR	2.43	10/20/26	(121,036)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR	2.44	10/20/26	(161,824)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR	2.46	10/28/26	(130,488)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.47	10/28/26	(51,287)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR	2.50	10/31/26	(73,142)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.56	11/2/26	(43,438)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR	2.51	11/4/26	(262,206)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR	2.54	11/7/26	(45,482)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR	2.50	11/8/26	(49,155)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR	2.52	11/10/26	(132,000)
LCH.Clearnet	USD	5,000	Receives	3-month USD- LIBOR-BBA	0.90	5/11/17	2,032
LCH.Clearnet	USD	100,000	Receives	3-month USD- LIBOR-BBA	2.78	9/21/45	(3,804,654)

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	45,000	Receives	3-month USD- LIBOR-BBA	2.50%	10/28/45	$957,791
LCH.Clearnet	USD	55,000	Receives	3-month USD- LIBOR-BBA	2.50	10/28/45	1,170,634
LCH.Clearnet	USD	11,693	Receives	3-month USD- LIBOR-BBA	2.25	3/15/47	(362,461)

							$4,649,260

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.45%	10/31/21	$282,806
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	107,924
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	354,762
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	19,136
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	18,712
Citibank, N.A.	COP	173,900,000	Receives	Colombia Overnight Interbank Reference Rate	5.87	2/1/22	(50,831)
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	26,124
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	1,751,936
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	561,311
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	814,630
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	529,991

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate	10.16%	3/18/20	$2,332,732
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	18,254

							$6,767,487

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$50,000	5.00	%(1)	6/20/21	$(3,790,811)	$1,760,635	$(2,030,176)

						$(3,790,811)	$1,760,635	$(2,030,176)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

20

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2017 were $15,172,656 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Notional Amount – Swaptions (000’s omitted)	Premiums Recieved
Currency	USD	USD	USD
Outstanding, beginning of period	75,000	240,000	6,799,324
Options written	93,405	—	734,309
Options terminated in closing purchase transactions	—	(240,000)	(1,520,000)
Options exercised	(50,000)	—	(4,437,074)
Options expired	(70,300)	—	(1,102,725)

Outstanding, end of period	48,105	—	473,834

USD	-	United States Dollar

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended January 31, 2017, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

21

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$—	$(2,030,176)

Total		$—	$(2,030,176)

Equity Price	Options purchased	$1,301,350	$—

Total		$1,301,350	$—

Foreign Exchange	Currency options purchased	$8,257,746	$—
Foreign Exchange	Currency options written	—	(27,468)
Foreign Exchange	Forward foreign currency exchange contracts	16,430,702	(19,099,513)

Total		$24,688,448	$(19,126,981)

Interest Rate	Financial futures contracts*	$8,784,323	$(1,998,778)
Interest Rate	Inflation swaps	5,949,106	(1,588,077)
Interest Rate	Inflations swaps (centrally cleared)	2,163,152	(2,288,311)
Interest Rate	Interest rate swaps	6,818,318	(50,831)
Interest Rate	Interest rate swaps (centrally cleared)	13,329,411	(8,680,151)

Total		$37,044,310	$(14,606,148)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,606,753,539

Gross unrealized appreciation	$35,245,071
Gross unrealized depreciation	(100,963,287)

Net unrealized depreciation	$(65,718,216)

At January 31, 2017, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/2016	5,000	$5,000,000	$5,006,000

Total Restricted Securities			$5,000,000	$5,006,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

22

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$—	$281,646,349	$—	$281,646,349
Mortgage Pass-Throughs	—	43,816,595	—	43,816,595
Commercial Mortgage-Backed Securities	—	151,045,051	—	151,045,051
Asset-Backed Securities	—	190,217,365	—	190,217,365
Senior Floating-Rate Loans	—	65,013,795	—	65,013,795
Foreign Government Bonds	—	418,238,892	—	418,238,892
U.S. Treasury Obligations	—	109,241,692	—	109,241,692
U.S. Government Agency Obligations	—	21,244,543	—	21,244,543
Closed-End Funds	98,442,180	—	—	98,442,180
Other	—	10,076,000	5,006,000	15,082,000
Currency Options Purchased	—	8,257,746	—	8,257,746
Put Options Purchased	1,301,350	—	—	1,301,350
Short-Term Investments —
Foreign Government Securities	—	63,032,714	—	63,032,714
U.S. Treasury Obligations	—	11,245,680	—	11,245,680
Other	—	52,701,076	—	52,701,076
Total Investments	$99,743,530	$1,425,777,498	$5,006,000	$1,530,527,028
Forward Foreign Currency Exchange Contracts	$—	$16,430,702	$—	$16,430,702
Futures Contracts	8,784,323	—	—	8,784,323
Swap Contracts	—	28,259,987	—	28,259,987
Total	$108,527,853	$1,470,468,187	$5,006,000	$1,584,002,040

Liability Description
Currency Options Written	$—	$(27,468)	$—	$(27,468)
Forward Foreign Currency Exchange Contracts	—	(19,099,513)	—	(19,099,513)
Futures Contracts	(1,998,778)	—	—	(1,998,778)
Swap Contracts	—	(16,398,181)	—	(16,398,181)
Total	$(1,998,778)	$(35,525,162)	$—	$(37,523,940)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2017, the Fund owned 1.1% of Tax-Managed Growth Portfolio’s outstanding interests, 48.1% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.1% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 30.7% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 17.9% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2017 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 89.4%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $76,631,092)		$137,349,487

Tax-Managed International Equity Portfolio (identified cost, $30,337,235)		31,124,040

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,305,498)		52,477,763

Tax-Managed Small-Cap Portfolio (identified cost, $41,753,882)		49,169,476

Tax-Managed Value Portfolio (identified cost, $85,651,112)		122,313,432

Total Investments in Affiliated Portfolios (identified cost $267,678,819)		$392,434,198

Preferred Stocks — 3.5%

Security	Shares	Value
Banks — 1.4%
KeyCorp, Series E, 6.125% to 12/15/26(1)	24,680	$676,232
People’s United Financial, Inc., Series A, 5.625% to 12/15/26(1)	8,200	212,790
Regions Financial Corp., Series A, 6.375%	39,526	1,009,494
SunTrust Banks, Inc., Series E, 5.875%	46,350	1,161,995
Texas Capital Bancshares, Inc., 6.50%	40,000	1,016,400
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,700	2,041,785

		$6,118,696

Capital Markets — 0.5%
KKR & Co., LP, Series A, 6.75%	28,000	$731,080
Morgan Stanley, Series G, 6.625%	21,325	560,421
Northern Trust Corp., Series C, 5.85%	40,000	1,032,000

		$2,323,501

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,011,600
Discover Financial Services, Series B, 6.50%	20,000	516,000

		$1,527,600

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,040,400

		$1,040,400

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,716	$389,285
Southern Co. (The), 6.25%	23,828	625,247

		$1,014,532

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
DDR Corp., Series J, 6.50%	40,000	$1,006,000
PS Business Parks, Inc., Series W, 5.20%	6,018	133,840
Vornado Realty Trust, Series K, 5.70%	20,000	483,800

		$1,623,640

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	37,372	$943,269

		$943,269

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	29,221	$750,688

		$750,688

Total Preferred Stocks (identified cost $15,257,101)		$15,342,326

Debt Obligations — 3.7%(2)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.6%
Banco do Brasil SA, 9.00% to 6/18/24(1)(3)(4)	$1,030	$1,045,450
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(4)	1,000	1,043,750
Barclays PLC, 8.25% to 12/15/18(1)(4)	1,510	1,579,729
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(3)	500	507,500
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	745,389
Deutsche Bank AG, 7.50% to 4/30/25(1)(4)	600	551,646
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	500	479,000
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(4)	1,673	1,723,190
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	1,200	1,247,748
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(4)	350	342,632
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	210	207,375
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	668	657,145
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	1,200	1,270,500
Zions Bancorporation, Series J, 7.20% to 9/15/23(1)(4)	87	93,743

		$11,494,797

Capital Markets — 0.2%
UBS Group AG, 6.875% to 8/7/25(1)(4)(5)	$1,000	$998,460

		$998,460

Electric Utilities — 0.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(3)	$515	$549,917
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	725	750,862

		$1,300,779

Food Products — 0.3%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,007,380

		$1,007,380

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)	$431	$491,340

		$491,340

Oil, Gas & Consumable Fuels — 0.0%(6)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(1)(3)(4)(7)	$500	$61,550

		$61,550

2

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(1)(3)(4)	$826	$753,220

		$753,220

Total Debt Obligations (identified cost $16,195,129)		$16,107,526

Exchange-Traded Funds — 3.5%

Security	Shares	Value
Equity Funds — 3.5%
iShares U.S. Preferred Stock ETF	407,636	$15,530,931

Total Exchange-Traded Funds (identified cost $16,014,077)		$15,530,931

Total Investments — 100.1% (identified cost $315,145,126)		$439,414,981

Other Assets, Less Liabilities — (0.1)%		$(523,754)

Net Assets — 100.0%		$438,891,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $6,432,246 or 1.5% of the Fund’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $998,460 or 0.2% of the Fund’s net assets.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$271,308,772

Gross unrealized appreciation	$169,242,813
Gross unrealized depreciation	(1,136,604)

Net unrealized appreciation	$168,106,209

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Investments in Affiliated Portfolios	$392,434,198		$—	$—	$392,434,198
Preferred Stocks	15,342,326	*	—	—	15,342,326
Debt Obligations	—		16,107,526	—	16,107,526
Exchange-Traded Funds	15,530,931		—	—	15,530,931
Total Investments	$423,307,455		$16,107,526	$—	$439,414,981

*	The level classification is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.7%

Security	Shares	Value
Aerospace & Defense — 0.7%
CAE, Inc.	369,967	$5,254,171

		$5,254,171

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	60,362	$4,591,134

		$4,591,134

Airlines — 0.2%
Japan Airlines Co., Ltd.	43,514	$1,385,623

		$1,385,623

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	187,295	$6,066,485

		$6,066,485

Automobiles — 0.5%
Daimler AG	45,510	$3,422,664

		$3,422,664

Banks — 11.0%
BNP Paribas SA	71,370	$4,565,668
Danske Bank A/S	159,087	5,306,264
ING Groep NV	315,453	4,531,781
JPMorgan Chase & Co.	162,895	13,785,804
Mitsubishi UFJ Financial Group, Inc.	938,430	6,009,257
Nordea Bank AB	867,501	10,472,708
PNC Financial Services Group, Inc. (The)	39,589	4,768,891
Skandinaviska Enskilda Banken AB, Class A	285,869	3,211,112
Svenska Handelsbanken AB, Class A	185,801	2,773,769
Swedbank AB, Class A	137,088	3,466,275
U.S. Bancorp	94,228	4,961,104
Wells Fargo & Co.	322,393	18,160,398

		$82,013,031

Beverages — 2.6%
Anheuser-Busch InBev SA/NV	54,418	$5,682,219
Constellation Brands, Inc., Class A	34,271	5,132,425
Diageo PLC	300,018	8,333,852

		$19,148,496

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(1)	24,803	$3,241,256
BioMarin Pharmaceutical, Inc.(1)	31,705	2,778,309
Celgene Corp.(1)	59,737	6,938,453
Shire PLC	156,043	8,687,813

		$21,645,831

Building Products — 0.9%
Assa Abloy AB, Class B	348,370	$6,592,019

		$6,592,019

1

Security	Shares	Value
Capital Markets — 0.9%
Credit Suisse Group AG	127,960	$1,953,325
Credit Suisse Group AG(2)	315,146	4,810,742

		$6,764,067

Chemicals — 1.5%
BASF SE	47,027	$4,539,693
Givaudan SA	939	1,692,867
PPG Industries, Inc.	48,215	4,821,982

		$11,054,542

Containers & Packaging — 1.3%
Sealed Air Corp.	194,072	$9,412,492

		$9,412,492

Diversified Telecommunication Services — 2.8%
Elisa Oyj	30,460	$1,026,429
Nippon Telegraph & Telephone Corp.	284,121	12,550,277
Telstra Corp., Ltd.	1,826,624	6,930,287

		$20,506,993

Electric Utilities — 2.1%
American Electric Power Co., Inc.	91,810	$5,881,349
NextEra Energy, Inc.	81,571	10,091,964

		$15,973,313

Electrical Equipment — 1.6%
Melrose Industries PLC	3,313,903	$8,158,709
Zhuzhou CRRC Times Electric Co., Ltd., Class H	686,060	3,908,848

		$12,067,557

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	117,513	$6,053,094
Keyence Corp.	14,794	5,745,502

		$11,798,596

Energy Equipment & Services — 1.4%
Halliburton Co.	86,604	$4,899,188
Schlumberger, Ltd.	63,643	5,327,556

		$10,226,744

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	67,507	$6,986,974
Equity Residential	129,765	7,885,819

		$14,872,793

Food & Staples Retailing — 0.7%
METRO AG	158,885	$5,437,164

		$5,437,164

Food Products — 1.0%
Kerry Group PLC, Class A	54,093	$3,803,462
Pinnacle Foods, Inc.	65,842	3,502,136

		$7,305,598

Health Care Equipment & Supplies — 0.4%
Edwards Lifesciences Corp.(1)	31,458	$3,027,518

		$3,027,518

2

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Accor SA	90,479	$3,666,751
TUI AG	197,368	2,892,559

		$6,559,310

Household Durables — 2.3%
Newell Brands, Inc.	254,226	$12,032,516
Persimmon PLC	218,554	5,323,178

		$17,355,694

Household Products — 0.8%
Reckitt Benckiser Group PLC	73,022	$6,265,691

		$6,265,691

Industrial Conglomerates — 1.0%
Siemens AG	59,175	$7,654,782

		$7,654,782

Insurance — 5.5%
AIA Group, Ltd.	1,842,744	$11,409,074
Chubb, Ltd.	88,443	11,629,370
Prudential PLC	270,854	5,248,809
St. James’s Place PLC	651,669	8,816,135
Zurich Insurance Group AG	12,023	3,462,307

		$40,565,695

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	13,166	$10,841,938

		$10,841,938

Internet Software & Services — 4.7%
Alphabet, Inc., Class C(1)	28,751	$22,908,509
Facebook, Inc., Class A(1)	95,303	12,419,887

		$35,328,396

IT Services — 1.5%
Visa, Inc., Class A	132,965	$10,997,535

		$10,997,535

Machinery — 3.9%
Fortive Corp.	194,442	$10,754,587
Komatsu, Ltd.	144,282	3,416,398
Kone Oyj, Class B	60,621	2,740,731
Kubota Corp.	596,383	9,480,857
Metso Oyj	45,652	1,403,479
SKF AB, Class B	68,216	1,372,630

		$29,168,682

Media — 2.6%
Interpublic Group of Cos., Inc.	406,314	$9,560,568
Time Warner, Inc.	75,112	7,274,597
Tribune Media Co., Class A	97,222	2,803,883

		$19,639,048

Metals & Mining — 0.7%
Rio Tinto, Ltd.	100,593	$5,103,025

		$5,103,025

Multiline Retail — 0.3%
Macy’s, Inc.	74,841	$2,210,803

		$2,210,803

3

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	134,456	$9,348,726
Chevron Corp.	65,437	7,286,410
Occidental Petroleum Corp.	116,680	7,907,404
Royal Dutch Shell PLC, Class B	253,415	7,157,555
Seven Generations Energy, Ltd., Class A(1)	210,621	4,209,992

		$35,910,087

Paper & Forest Products — 0.2%
UPM-Kymmene Oyj	53,972	$1,224,080

		$1,224,080

Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	126,813	$10,298,484

		$10,298,484

Pharmaceuticals — 7.7%
Allergan PLC(1)	39,920	$8,738,089
AstraZeneca PLC	108,241	5,744,240
Eli Lilly & Co.	105,699	8,141,994
Johnson & Johnson	84,693	9,591,482
Novartis AG	93,035	6,868,545
Novo Nordisk A/S, Class B	161,585	5,839,639
Roche Holding AG PC	26,910	6,376,276
Zoetis, Inc.	106,583	5,855,670

		$57,155,935

Professional Services — 2.1%
SGS SA	2,807	$5,955,846
Verisk Analytics, Inc.(1)	116,663	9,641,030

		$15,596,876

Road & Rail — 2.2%
CSX Corp.	87,354	$4,052,352
Union Pacific Corp.	113,416	12,087,877

		$16,140,229

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	73,170	$8,884,575
Sumco Corp.	247,733	3,873,090

		$12,757,665

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	24,871	$4,084,813
Industria de Diseno Textil SA	230,834	7,634,954
Lowe’s Cos., Inc.	122,471	8,950,181

		$20,669,948

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	98,520	$11,955,402

		$11,955,402

Textiles, Apparel & Luxury Goods — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	26,279	$5,295,825
NIKE, Inc., Class B	67,020	3,545,358
Pandora A/S	43,220	5,663,931

		$14,505,114

4

Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	51,171	$3,642,352

		$3,642,352

Trading Companies & Distributors — 0.8%
Brenntag AG	107,168	$6,234,733

		$6,234,733

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	2,282,704	$5,591,551

		$5,591,551

Total Common Stocks (identified cost $645,957,516)		$681,939,886

Preferred Stocks — 2.7%

Security	Shares	Value
Banks — 1.4%
AgriBank FCB, 6.875% to 1/1/24(3)	18,968	$2,021,277
CoBank ACB, Series F, 6.25% to 10/1/22(3)	10,875	1,111,969
Farm Credit Bank of Texas, Series 1, 10.00%	635	763,588
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	25,910	687,911
Regions Financial Corp., Series A, 6.375%	21,219	541,933
Texas Capital Bancshares, Inc., 6.50%	57,590	1,463,362
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	343,950
Webster Financial Corp., Series E, 6.40%	51,815	1,320,764
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	1,896,458

		$10,151,212

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	12,828	$334,939
Legg Mason, Inc., 5.45%	14,100	321,057

		$655,996

Consumer Finance — 0.1%
SLM Corp., Series B, 2.663%(4)	12,050	$692,875

		$692,875

Electric Utilities — 0.2%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	6,732	$156,788
Southern Co. (The), 6.25%	41,700	1,094,208

		$1,250,996

Equity Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., Series K, 6.25%	35,725	$897,055
PS Business Parks, Inc. Series W, 5.20%(1)	6,527	145,160

		$1,042,215

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(5)	16,860	$1,479,465

		$1,479,465

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 4.52%(4)(6)	5,000	$1,000,000

		$1,000,000

5

Security	Shares	Value
Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$743,899

		$743,899

Pipelines — 0.1%
NuStar Logistics LP, 7.625% to 1/15/18(3)	38,248	$994,448

		$994,448

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank, 8.998% to 12/31/17(3)	1,880	$1,786,000
EverBank Financial Corp., Series A, 6.75%	26,443	679,321

		$2,465,321

Total Preferred Stocks (identified cost $23,117,642)		$20,476,427

Corporate Bonds & Notes — 4.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.4%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(7)	$200	$212,577
Banco do Brasil SA, 9.00% to 6/18/24(3)(5)(7)	513	520,695
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(7)	1,351	1,410,106
Barclays PLC, 8.25% to 12/15/18(3)(7)	831	869,374
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(7)	981	1,037,408
Credit Agricole SA, 7.875% to 1/23/24(3)(5)(7)	545	556,489
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(7)	835	862,171
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(7)	421	433,630
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(7)	1,725	1,793,638
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(7)	859	845,041
Standard Chartered PLC, 7.75% to 4/2/23(3)(5)(7)	430	430,000
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)(7)	211	205,198
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)(7)	1,123	1,210,032

		$10,386,359

Capital Markets — 0.3%
UBS Group AG, 6.875% to 8/7/25(3)(7)(8)	$2,117	$2,113,740

		$2,113,740

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$863	$844,980
Leucadia National Corp., 6.625%, 10/23/43	345	339,104
PPTT, 2006-A GS, Class A, 5.991%(5)(7)	4,541	4,291,359
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(5)	524	390,380

		$5,865,823

Electric Utilities — 0.5%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(5)	$1,260	$1,345,428
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	1,580	1,730,100
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)	345	357,306

		$3,432,834

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(10)	$967	$48,350

		$48,350

6

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(5)(7)	$1,542	$1,611,390

		$1,611,390

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$180	$166,950
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(3)	765	770,737
XLIT, Ltd., Series E, 6.50% to 4/15/17(3)(7)	1,372	1,159,340

		$2,097,027

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(5)	$637	$726,180

		$726,180

Multi-Utilities — 0.0%(9)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)	$200	$207,000

		$207,000

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(5)(7)(10)	$1,824	$224,534
Petrobras Global Finance BV, 6.125%, 1/17/22	467	483,812

		$708,346

Pipelines — 0.1%
Transcanada Trust, Series 16-A, 5.875% to 8/15/26, 8/15/76(3)	$545	$577,700

		$577,700

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(3)(5)(7)	$1,801	$1,642,312

		$1,642,312

Total Corporate Bonds & Notes (identified cost $31,559,774)		$29,417,061

Short-Term Investments — 0.0%(9)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(11)	63,656	$63,663

Total Short-Term Investments (identified cost $63,663)		$63,663

Total Investments — 98.4% (identified cost $700,698,595)		$731,897,037

Other Assets, Less Liabilities — 1.6%		$12,087,185

Net Assets — 100.0%		$743,984,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

7

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $14,324,139 or 1.9% of the Fund’s net assets.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $2,113,740 or 0.3% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $12,202.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.2%	$411,553,989
United Kingdom	8.5	62,523,243
Japan	5.8	42,461,004
Switzerland	4.5	33,233,648
Germany	4.1	30,181,595
Sweden	3.8	27,888,513
Netherlands	2.8	20,573,911
Denmark	2.3	16,809,834
France	1.9	14,084,733
Ireland	1.9	13,650,615
Canada	1.6	11,771,963
Hong Kong	1.6	11,409,074
Australia	1.1	7,869,044
Spain	1.1	7,683,304
Finland	0.9	6,394,719
Belgium	0.8	5,682,219
China	0.5	3,908,848
Colombia	0.2	1,642,312
Chile	0.2	1,345,428
Brazil	0.2	1,229,041

Total Investments	100.0%	$731,897,037

8

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
DAX 30 Index	34	Short	Mar-17	$(10,627,501)	$(10,675,887)	$(48,386)
OMX Stockholm 30 Index	598	Short	Feb-17	(10,444,050)	(10,517,635)	(73,585)
S&P 500 E-mini Index	271	Long	Mar-17	30,761,789	30,819,475	57,686
STOXX Europe 600 Banks Index	1,102	Short	Mar-17	(10,363,815)	(10,285,242)	78,573

						$14,288

DAX 30 Index: Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

OMX Stockholm 30 Index: Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2017, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $136,259 and $121,971, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$706,130,760

Gross unrealized appreciation	$53,726,293
Gross unrealized depreciation	(27,960,016)

Net unrealized appreciation	$25,766,277

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

9

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$67,371,142	$33,899,862	$—	$101,271,004
Consumer Staples	22,575,397	29,522,388	—	52,097,785
Energy	38,979,276	7,157,555	—	46,136,831
Financials	53,305,567	76,037,226	—	129,342,793
Health Care	48,312,771	33,516,513	—	81,829,284
Industrials	46,381,151	58,304,655	—	104,685,806
Information Technology	64,334,427	18,503,167	—	82,837,594
Materials	14,234,474	12,559,665	—	26,794,139
Real Estate	14,872,793	—	—	14,872,793
Telecommunication Services	—	26,098,544	—	26,098,544
Utilities	15,973,313	—	—	15,973,313
Total Common Stocks	$386,340,311	$295,599,575 **	$—	$681,939,886
Preferred Stocks
Consumer Staples	$—	$1,479,465	$—	$1,479,465
Energy	994,448	—	—	994,448
Financials	8,282,570	5,682,834	1,000,000	14,965,404
Real Estate	1,042,215	—	—	1,042,215
Utilities	1,994,895	—	—	1,994,895
Total Preferred Stocks	$12,314,128	$7,162,299	$1,000,000	$20,476,427
Corporate Bonds & Notes	$—	$29,417,061	$—	$29,417,061
Short-Term Investments	—	63,663	—	63,663
Total Investments	$398,654,439	$332,242,598	$1,000,000	$731,897,037
Futures Contracts	$57,686	$78,573	$—	$136,259
Total	$398,712,125	$332,321,171	$1,000,000	$732,033,296

Liability Description
Futures Contracts	$—	$(121,971)	$—	$(121,971)
Total	$—	$(121,971)	$—	$(121,971)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented.

At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $72,076,041 and the Fund owned 57.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 1.0%
Raytheon Co.	8,944	$1,289,367

		$1,289,367

Auto Components — 0.7%
Delphi Automotive PLC	12,327	$863,630

		$863,630

Beverages — 1.9%
Anheuser-Busch InBev SA/NV ADR	5,783	$602,936
Constellation Brands, Inc., Class A	12,006	1,798,018

		$2,400,954

Biotechnology — 8.5%
Alexion Pharmaceuticals, Inc.(1)	14,308	$1,869,769
Biogen, Inc.(1)	9,081	2,517,617
Celgene Corp.(1)	27,749	3,223,046
Gilead Sciences, Inc.	12,898	934,460
Incyte Corp.(1)	16,503	2,000,329

		$10,545,221

Building Products — 1.9%
Fortune Brands Home & Security, Inc.	17,343	$956,120
Johnson Controls International PLC	31,123	1,368,789

		$2,324,909

Capital Markets — 3.0%
Charles Schwab Corp. (The)	68,069	$2,807,166
S&P Global, Inc.	7,512	902,792

		$3,709,958

Chemicals — 2.7%
Celanese Corp., Series A	14,828	$1,251,483
Ecolab, Inc.	10,051	1,207,427
Monsanto Co.	8,860	959,626

		$3,418,536

Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	8,865	$1,308,119

		$1,308,119

Distributors — 2.0%
LKQ Corp.(1)	77,953	$2,487,480

		$2,487,480

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,752,730

		$1,752,730

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	9,805	$1,607,530
Sprouts Farmers Market, Inc.(1)	52,822	986,186

		$2,593,716

1

Security	Shares	Value
Food Products — 3.5%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,700,168
Mondelez International, Inc., Class A	21,503	952,153
Pinnacle Foods, Inc.	31,259	1,662,666

		$4,314,987

Health Care Equipment & Supplies — 3.0%
Hologic, Inc.(1)	31,431	$1,273,898
Stryker Corp.	20,400	2,520,012

		$3,793,910

Household Durables — 1.4%
Newell Brands, Inc.	36,526	$1,728,776

		$1,728,776

Household Products — 0.5%
Colgate-Palmolive Co.	9,219	$595,363

		$595,363

Internet & Direct Marketing Retail — 9.2%
Amazon.com, Inc.(1)	8,000	$6,587,840
Netflix, Inc.(1)	22,400	3,151,904
Priceline Group, Inc. (The)(1)	1,116	1,757,845

		$11,497,589

Internet Software & Services — 12.8%
Alphabet, Inc., Class A(1)	4,500	$3,690,855
Alphabet, Inc., Class C(1)	5,402	4,304,260
Facebook, Inc., Class A(1)	44,686	5,823,479
GoDaddy, Inc., Class A(1)	61,194	2,186,462

		$16,005,056

IT Services — 3.4%
Fiserv, Inc.(1)	6,987	$750,613
Visa, Inc., Class A	42,000	3,473,820

		$4,224,433

Media — 2.8%
Time Warner, Inc.	15,861	$1,536,138
Walt Disney Co. (The)	18,163	2,009,736

		$3,545,874

Oil, Gas & Consumable Fuels — 2.8%
Devon Energy Corp.	40,020	$1,822,511
EOG Resources, Inc.	15,894	1,614,512

		$3,437,023

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,555	$938,382

		$938,382

Pharmaceuticals — 4.3%
Allergan PLC(1)	9,713	$2,126,079
Eli Lilly & Co.	16,168	1,245,421
Zoetis, Inc.	35,881	1,971,302

		$5,342,802

Road & Rail — 3.0%
J.B. Hunt Transport Services, Inc.	14,100	$1,397,028

2

Security	Shares	Value
Norfolk Southern Corp.	10,434	$1,225,578
Union Pacific Corp.	10,178	1,084,771

		$3,707,377

Semiconductors & Semiconductor Equipment — 7.7%
Broadcom, Ltd.	15,300	$3,052,350
Monolithic Power Systems, Inc.	32,100	2,800,404
NXP Semiconductors NV(1)	22,870	2,237,829
Texas Instruments, Inc.	20,275	1,531,574

		$9,622,157

Software — 6.5%
Adobe Systems, Inc.(1)	24,954	$2,829,285
FireEye, Inc.(1)	91,671	1,242,142
salesforce.com, inc.(1)	33,800	2,673,580
SecureWorks Corp., Class A(1)	127,588	1,319,260

		$8,064,267

Specialty Retail — 4.5%
Advance Auto Parts, Inc.	7,354	$1,207,821
Home Depot, Inc. (The)	9,189	1,264,222
TJX Cos., Inc. (The)	16,916	1,267,347
Tractor Supply Co.	25,600	1,885,952

		$5,625,342

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	27,305	$3,313,462

		$3,313,462

Trading Companies & Distributors — 3.0%
NOW, Inc.(1)	26,157	$556,098
United Rentals, Inc.(1)	15,867	2,007,334
W.W. Grainger, Inc.	4,895	1,236,330

		$3,799,762

Total Common Stocks (identified cost $77,197,630)		$122,251,182

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)	2,338,144	$2,338,377

Total Short-Term Investments (identified cost $2,338,435)		$2,338,377

Total Investments — 100.0% (identified cost $79,536,065)		$124,589,559

Other Assets, Less Liabilities — (0.0)%(3)		$(35,319)

Net Assets — 100.0%		$124,554,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $3,446.

(3)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,555,174

Gross unrealized appreciation	$46,941,695
Gross unrealized depreciation	(1,907,310)

Net unrealized appreciation	$45,034,385

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$122,251,182	*	$—	$—	$122,251,182
Short-Term Investments	—		2,338,377	—	2,338,377
Total Investments	$122,251,182		$2,338,377	$—	$124,589,559

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $111,090,247 and the Fund owned 69.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	13,450	$1,318,907
Hexcel Corp.	68,014	3,492,519
Mercury Systems, Inc.(1)	66,919	2,256,508

		$7,067,934

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A(1)	35,226	$1,562,273

		$1,562,273

Banks — 8.7%
Bank of the Ozarks, Inc.	63,500	$3,484,245
BankUnited, Inc.	32,190	1,229,658
Eagle Bancorp, Inc.(1)	41,486	2,541,018
First Hawaiian, Inc.	59,730	1,970,493
South State Corp.	18,850	1,685,190
Western Alliance Bancorp(1)	62,330	3,077,855

		$13,988,459

Biotechnology — 1.9%
Ligand Pharmaceuticals, Inc.(1)	28,756	$3,048,423

		$3,048,423

Capital Markets — 4.2%
Bats Global Markets, Inc.	67,579	$2,395,676
Cohen & Steers, Inc.	53,050	1,850,914
Lazard, Ltd., Class A	56,489	2,399,653

		$6,646,243

Chemicals — 2.9%
Balchem Corp.	54,928	$4,682,063

		$4,682,063

Commercial Services & Supplies — 3.9%
Deluxe Corp.	21,820	$1,589,587
Interface, Inc.	78,940	1,436,708
Multi-Color Corp.	41,760	3,223,872

		$6,250,167

Construction Materials — 1.6%
US Concrete, Inc.(1)	38,360	$2,512,580

		$2,512,580

Diversified Consumer Services — 5.3%
Bright Horizons Family Solutions, Inc.(1)	31,900	$2,260,434
Grand Canyon Education, Inc.(1)	40,210	2,371,586
ServiceMaster Global Holdings, Inc.(1)	106,107	3,923,837

		$8,555,857

Electrical Equipment — 0.7%
AZZ, Inc.	19,929	$1,186,772

		$1,186,772

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Dolby Laboratories, Inc., Class A	65,490	$3,137,626
MTS Systems Corp.	33,530	1,948,093

		$5,085,719

Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	54,580	$964,429

		$964,429

Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	66,480	$2,116,723
CubeSmart	112,916	2,837,579
DCT Industrial Trust, Inc.	45,450	2,031,161
Education Realty Trust, Inc.	38,810	1,560,550
Parkway, Inc.(1)	46,900	998,501

		$9,544,514

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	80,271	$1,778,003

		$1,778,003

Food Products — 2.4%
Pinnacle Foods, Inc.	71,564	$3,806,489

		$3,806,489

Health Care Equipment & Supplies — 6.0%
ICU Medical, Inc.(1)	18,809	$2,578,714
Integra LifeSciences Holdings Corp.(1)	74,570	3,111,806
West Pharmaceutical Services, Inc.	46,006	3,893,488

		$9,584,008

Health Care Providers & Services — 2.0%
Amedisys, Inc.(1)	34,110	$1,562,920
Envision Healthcare Corp.(1)	24,495	1,665,660

		$3,228,580

Hotels, Restaurants & Leisure — 1.9%
Planet Fitness, Inc., Class A	28,240	$594,169
Popeyes Louisiana Kitchen, Inc.(1)	38,452	2,429,782

		$3,023,951

Insurance — 5.3%
First American Financial Corp.	79,105	$2,972,766
Horace Mann Educators Corp.	65,995	2,728,893
RLI Corp.	24,820	1,474,804
Stewart Information Services Corp.	29,660	1,295,549

		$8,472,012

Internet Software & Services — 0.7%
comScore, Inc.(1)	31,270	$1,049,108

		$1,049,108

IT Services — 5.3%
Black Knight Financial Services, Inc., Class A(1)	57,934	$2,111,694
CSG Systems International, Inc.	59,340	2,872,056
Euronet Worldwide, Inc.(1)	48,949	3,500,833

		$8,484,583

2

Security	Shares	Value
Life Sciences Tools & Services — 2.8%
Cambrex Corp.(1)	37,810	$1,983,135
VWR Corp.(1)	96,620	2,503,424

		$4,486,559

Machinery — 1.8%
Milacron Holdings Corp.(1)	23,650	$391,171
RBC Bearings, Inc.(1)	26,433	2,448,489

		$2,839,660

Marine — 2.3%
Kirby Corp.(1)	57,900	$3,731,655

		$3,731,655

Oil, Gas & Consumable Fuels — 4.5%
Diamondback Energy, Inc.(1)	10,427	$1,096,608
Jagged Peak Energy, Inc.(1)	37,405	542,747
PDC Energy, Inc.(1)	45,296	3,349,186
Rice Energy, Inc.(1)	115,650	2,293,339

		$7,281,880

Professional Services — 1.8%
WageWorks, Inc.(1)	39,760	$2,868,684

		$2,868,684

Road & Rail — 1.8%
Landstar System, Inc.	33,450	$2,829,870

		$2,829,870

Semiconductors & Semiconductor Equipment — 2.4%
PDF Solutions, Inc.(1)	83,186	$1,872,517
Veeco Instruments, Inc.(1)	78,920	2,032,190

		$3,904,707

Software — 5.9%
ACI Worldwide, Inc.(1)	114,200	$2,215,480
Blackbaud, Inc.	55,260	3,625,608
Monotype Imaging Holdings, Inc.	19,302	422,714
RealPage, Inc.(1)	106,610	3,262,266

		$9,526,068

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	29,190	$2,443,203
Lithia Motors, Inc., Class A	9,450	974,484

		$3,417,687

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	27,874	$1,515,509

		$1,515,509

Thrifts & Mortgage Finance — 2.2%
Essent Group, Ltd.(1)	100,670	$3,480,162

		$3,480,162

Total Common Stocks (identified cost $123,363,397)		$156,404,608

Exchange-Traded Funds — 1.5%

3

Security	Shares	Value
Equity Funds — 1.5%
iShares Russell 2000 ETF	17,780	$2,404,389

		$2,404,389

Total Exchange-Traded Funds (identified cost $2,395,240)		$2,404,389

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)	2,115,879	$2,116,091

Total Short-Term Investments (identified cost $2,116,091)		$2,116,091

Total Investments — 100.4% (identified cost $127,874,728)		$160,925,088

Other Assets, Less Liabilities — (0.4)%		$(663,828)

Net Assets — 100.0%		$160,261,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $6,027.

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$127,776,993

Gross unrealized appreciation	$33,753,699
Gross unrealized depreciation	(605,604)

Net unrealized appreciation	$33,148,095

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$156,404,608	*	$—	$—	$156,404,608
Exchange-Traded Funds	2,404,389		—	—	2,404,389
Short-Term Investments	—		2,116,091	—	2,116,091
Total Investments	$158,808,997		$2,116,091	$—	$160,925,088

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Global Small-Cap Fund

January 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Global Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $22,272,720 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Global Small-Cap Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.7%
carsales.com, Ltd.	11,352	$89,962
Challenger, Ltd.	13,289	111,194
Mirvac Group	63,254	97,435
OZ Minerals, Ltd.	7,417	50,611
Regis Resources, Ltd.	21,931	53,151
Super Retail Group, Ltd.	11,273	83,351
Tox Free Solutions, Ltd.	62,759	126,143

		$611,847

Austria — 0.5%
ams AG	2,933	$101,040

		$101,040

Belgium — 0.8%
Kinepolis Group NV	1,659	$79,616
Warehouses De Pauw CVA	983	89,285

		$168,901

Bermuda — 1.6%
Essent Group, Ltd.(1)	4,403	$152,212
Genpact, Ltd.(1)	7,969	196,675

		$348,887

Canada — 4.6%
Boardwalk Real Estate Investment Trust	2,789	$101,143
CAE, Inc.	9,713	137,941
Canadian Energy Services & Technology Corp.	30,519	180,827
Detour Gold Corp.(1)	5,021	68,104
Gibson Energy, Inc.	6,083	88,586
Laurentian Bank of Canada	2,461	111,320
North West Co., Inc. (The)	3,765	84,718
Pan American Silver Corp.	2,488	48,489
Seven Generations Energy, Ltd., Class A(1)	7,580	151,513
Torex Gold Resources, Inc.(1)	2,134	45,263

		$1,017,904

China — 0.7%
TAL Education Group ADR(1)	1,961	$158,822

		$158,822

Finland — 0.5%
Amer Sports Oyj	4,088	$108,316

		$108,316

France — 1.4%
Criteo SA ADR(1)	2,184	$98,433
Ipsen SA	1,468	113,751
Rubis SCA	1,084	91,265

		$303,449

1

Security	Shares	Value
Germany — 1.2%
Bertrandt AG	905	$90,351
Salzgitter AG	1,880	72,151
Scout24 AG(1)(2)	3,125	111,444

		$273,946

Hong Kong — 0.5%
Hysan Development Co., Ltd.	27,049	$123,274

		$123,274

Ireland — 1.4%
Irish Residential Properties REIT PLC	64,182	$80,434
UDG Healthcare PLC	28,496	230,480

		$310,914

Israel — 0.9%
Frutarom Industries, Ltd.	3,710	$196,019

		$196,019

Italy — 2.6%
Amplifon SpA	10,327	$104,854
Banca Generali SpA	6,117	156,036
Industria Macchine Automatiche SpA	2,088	138,398
MARR SpA	3,945	76,667
Moncler SpA	5,225	100,414

		$576,369

Japan — 12.0%
77 Bank, Ltd. (The)	23,900	$110,880
Advance Residence Investment Corp.	51	134,670
Ariake Japan Co., Ltd.	2,200	116,617
Asahi Intecc Co., Ltd.	3,000	122,091
Daifuku Co., Ltd.	7,100	156,956
Eiken Chemical Co., Ltd.	5,400	139,449
FP Corp.	2,400	114,545
GMO Internet, Inc.	15,400	223,559
Nomura Co., Ltd.	7,600	132,156
Penta-Ocean Construction Co., Ltd.	37,800	184,559
Relia, Inc.	23,100	240,624
Sac’s Bar Holdings, Inc.	10,200	110,832
Sakata INX Corp.	14,000	183,442
Sakata Seed Corp.	5,200	149,142
Sun Frontier Fudousan Co., Ltd.	10,100	89,798
Tokyo Century Corp.	5,100	173,230
Tokyu REIT, Inc.	99	123,155
Yokohama Reito Co., Ltd.	17,254	157,577

		$2,663,282

Netherlands — 1.4%
IMCD Group NV	5,074	$227,894
Refresco Group NV(2)	6,243	94,296

		$322,190

Norway — 0.5%
XXL ASA(2)	10,502	$121,006

		$121,006

Spain — 0.6%
Hispania Activos Inmobiliarios SOCIMI SA	10,924	$134,997

		$134,997

2

Security	Shares	Value
Sweden — 1.0%
Boliden AB	2,589	$75,527
Trelleborg AB, Class B	7,437	154,285

		$229,812

Switzerland — 1.2%
Temenos Group AG	2,309	$167,895
VZ Holding AG	340	102,393

		$270,288

United Kingdom — 7.3%
Bodycote PLC	29,518	$248,380
Halma PLC	16,502	192,262
Hastings Group Holdings PLC(2)	34,951	98,913
Hiscox, Ltd.	7,278	94,180
Inchcape PLC	11,695	105,849
IWG PLC	65,653	206,829
John Wood Group PLC	7,407	78,358
Melrose Industries PLC(2)	108,834	267,945
St. James’s Place PLC	8,404	113,694
UNITE Group PLC (The)	13,089	96,614
WH Smith PLC	5,794	119,118

		$1,622,142

United States — 56.1%
Acadia Realty Trust	3,345	$106,505
ACI Worldwide, Inc.(1)	6,779	131,513
Akamai Technologies, Inc.(1)	2,546	174,630
Alliant Energy Corp.	2,460	92,619
Amedisys, Inc.(1)	2,834	129,854
AMERISAFE, Inc.	834	52,584
AMETEK, Inc.	5,697	291,117
Avnet, Inc.	3,134	145,543
AZZ, Inc.	1,552	92,422
Balchem Corp.	3,953	336,954
Bank of the Ozarks, Inc.	2,712	148,807
BankUnited, Inc.	2,172	82,970
Bats Global Markets, Inc.	2,834	100,465
Black Knight Financial Services, Inc., Class A(1)	3,121	113,760
Blackbaud, Inc.	3,045	199,782
Bright Horizons Family Solutions, Inc.(1)	2,687	190,401
Burlington Stores, Inc.(1)	1,990	166,563
Cambrex Corp.(1)	3,881	203,558
CMS Energy Corp.	2,191	93,337
Cohen & Steers, Inc.	3,157	110,148
Columbia Sportswear Co.	1,550	84,274
comScore, Inc.(1)	2,267	76,058
CubeSmart	7,640	191,993
Curtiss-Wright Corp.	929	91,098
DCT Industrial Trust, Inc.	2,559	114,362
Deluxe Corp.	1,813	132,077
Diamondback Energy, Inc.(1)	2,119	222,855
Dolby Laboratories, Inc., Class A	4,535	217,272
Douglas Emmett, Inc.	5,185	196,200
Eagle Bancorp, Inc.(1)	3,513	215,171
EastGroup Properties, Inc.	1,723	121,937
Education Realty Trust, Inc.	2,210	88,864

3

Security	Shares	Value
Envision Healthcare Corp.(1)	1,361	$92,548
Essex Property Trust, Inc.	788	176,748
Euronet Worldwide, Inc.(1)	2,106	150,621
Federal Realty Investment Trust	1,444	202,781
First American Financial Corp.	4,200	157,836
First Hawaiian, Inc.	3,073	101,378
First Republic Bank	4,002	377,509
Grand Canyon Education, Inc.(1)	2,285	134,769
Hexcel Corp.	5,537	284,325
Horace Mann Educators Corp.	2,367	97,875
Hub Group, Inc., Class A(1)	2,235	99,122
ICU Medical, Inc.(1)	865	118,592
Integra LifeSciences Holdings Corp.(1)	3,582	149,477
Interface, Inc.	1,797	32,705
Jagged Peak Energy, Inc.(1)	3,668	53,223
Jazz Pharmaceuticals PLC(1)	795	96,926
Kirby Corp.(1)	4,002	257,929
Landstar System, Inc.	2,383	201,602
Lazard, Ltd., Class A	2,582	109,683
Ligand Pharmaceuticals, Inc.(1)	1,192	126,364
Lithia Motors, Inc., Class A	1,186	122,300
LKQ Corp.(1)	8,139	259,716
MEDNAX, Inc.(1)	1,768	120,843
Mercury Systems, Inc.(1)	2,339	78,871
Milacron Holdings Corp.(1)	3,666	60,636
Monotype Imaging Holdings, Inc.	1,072	23,477
MTS Systems Corp.	3,407	197,947
Multi-Color Corp.	3,631	280,313
National Retail Properties, Inc.	1,930	84,148
NVR, Inc.(1)	85	157,930
Parkway, Inc.(1)	2,848	60,634
PDC Energy, Inc.(1)	3,809	281,637
PDF Solutions, Inc.(1)	6,688	150,547
Performance Food Group Co.(1)	5,878	130,198
Pinnacle Foods, Inc.	5,437	289,194
Pinnacle West Capital Corp.	1,231	95,563
Planet Fitness, Inc., Class A	1,785	37,556
Popeyes Louisiana Kitchen, Inc.(1)	2,905	183,567
PS Business Parks, Inc.	1,700	190,468
RBC Bearings, Inc.(1)	722	66,879
RealPage, Inc.(1)	5,537	169,432
RLI Corp.	2,853	169,525
ServiceMaster Global Holdings, Inc.(1)	7,236	267,587
South State Corp.	1,052	94,049
Teleflex, Inc.	933	156,492
US Concrete, Inc.(1)	3,330	218,115
Veeco Instruments, Inc.(1)	5,578	143,634
VWR Corp.(1)	6,601	171,032
WageWorks, Inc.(1)	2,832	204,329
West Pharmaceutical Services, Inc.	1,986	168,075
Western Alliance Bancorp(1)	2,546	125,721

		$12,498,121

Total Common Stocks (identified cost $20,103,231)		$22,161,526

4

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	105,662	$105,672

Total Short-Term Investments (identified cost $105,672)		$105,672

Total Investments — 100.0% (identified cost $20,208,903)		$22,267,198

Other Assets, Less Liabilities — 0.0%(4)		$5,734

Net Assets — 100.0%		$22,272,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $693,604 or 3.1% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $233.

(4)	Amount is less than 0.05%.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.1%	$4,485,886
Financials	14.2	3,167,773
Information Technology	13.8	3,075,486
Real Estate	11.7	2,605,445
Consumer Discretionary	11.6	2,591,987
Health Care	10.1	2,244,386
Materials	6.6	1,462,371
Consumer Staples	4.9	1,098,409
Energy	4.8	1,056,999
Utilities	1.7	372,784
Short-Term Investments	0.5	105,672

Total Investments	100.0%	$22,267,198

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

5

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,443,339

Gross unrealized appreciation	$2,440,360
Gross unrealized depreciation	(616,501)

Net unrealized appreciation	$1,823,859

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$158,822	$3,398,403		$—	$3,557,225
Developed Europe	98,433	4,444,937		—	4,543,370
Developed Middle East	—	196,019		—	196,019
North America	13,864,912	—		—	13,864,912
Total Common Stocks	$14,122,167	$8,039,359	*	$—	$22,161,526
Short-Term Investments	$—	$105,672		$—	$105,672
Total Investments	$14,122,167	$8,145,031		$—	$22,267,198

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Value Fund

January 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2017, the value of the Fund’s investment in the Portfolio was $560,753,392 and the Fund owned 82.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.8%
United Technologies Corp.	113,000	$12,392,710

		$12,392,710

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(1)	54,933	$4,178,204

		$4,178,204

Banks — 15.9%
Citigroup, Inc.	170,564	$9,522,588
JPMorgan Chase & Co.	375,000	31,736,250
KeyCorp	689,553	12,391,267
PNC Financial Services Group, Inc. (The)(1)	155,729	18,759,115
U.S. Bancorp(1)	268,850	14,154,953
Wells Fargo & Co.	386,390	21,765,349

		$108,329,522

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,445,115

		$2,445,115

Capital Markets — 4.8%
Ameriprise Financial, Inc.	35,881	$4,028,360
Charles Schwab Corp. (The)(1)	372,287	15,353,116
Credit Suisse Group AG ADR	554,802	8,432,990
Goldman Sachs Group, Inc. (The)	22,682	5,201,436

		$33,015,902

Chemicals — 0.8%
PPG Industries, Inc.	51,848	$5,185,318

		$5,185,318

Consumer Finance — 0.7%
American Express Co.(1)	59,190	$4,520,932

		$4,520,932

Containers & Packaging — 0.8%
International Paper Co.	94,211	$5,332,343

		$5,332,343

Diversified Telecommunication Services — 2.2%
AT&T, Inc.(1)	157,252	$6,629,744
Verizon Communications, Inc.	175,553	8,603,853

		$15,233,597

Electric Utilities — 4.4%
NextEra Energy, Inc.(1)	151,637	$18,760,530
PG&E Corp.	187,333	11,594,039

		$30,354,569

1

Security	Shares	Value
Electrical Equipment — 1.0%
Hubbell, Inc.	13,142	$1,604,375
Rockwell Automation, Inc.	33,916	5,019,229

		$6,623,604

Energy Equipment & Services — 1.7%
Halliburton Co.	65,629	$3,712,632
Schlumberger, Ltd.	98,594	8,253,304

		$11,965,936

Equity Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities, Inc.	47,915	$8,304,149
Boston Properties, Inc.	59,105	7,736,844
Simon Property Group, Inc.	54,180	9,956,659

		$25,997,652

Food & Staples Retailing — 2.1%
Kroger Co. (The)(1)	423,727	$14,389,769

		$14,389,769

Food Products — 1.5%
Nestle SA	138,900	$10,176,441

		$10,176,441

Health Care Equipment & Supplies — 2.8%
Stryker Corp.(1)	58,093	$7,176,228
Zimmer Biomet Holdings, Inc.	99,432	11,765,789

		$18,942,017

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	87,234	$14,140,631

		$14,140,631

Household Durables — 0.5%
Whirlpool Corp.	19,968	$3,492,203

		$3,492,203

Industrial Conglomerates — 6.7%
General Electric Co.(1)	1,203,237	$35,736,139
Honeywell International, Inc.	83,731	9,907,052

		$45,643,191

Insurance — 4.6%
Alleghany Corp.(2)	10,617	$6,493,039
Chubb, Ltd.	51,734	6,802,504
Prudential Financial, Inc.	102,882	10,813,927
Travelers Cos., Inc. (The)	64,030	7,541,453

		$31,650,923

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(2)	9,850	$8,078,872
Alphabet, Inc., Class C(2)	9,877	7,869,895
eBay, Inc.(2)	173,316	5,516,648

		$21,465,415

IT Services — 1.0%
Visa, Inc., Class A(1)	80,534	$6,660,967

		$6,660,967

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc.(1)	103,433	$15,762,155

		$15,762,155

2

Security	Shares	Value
Machinery — 1.3%
Caterpillar, Inc.(1)	96,607	$9,241,426

		$9,241,426

Media — 0.4%
Walt Disney Co. (The)(1)	27,847	$3,081,271

		$3,081,271

Multi-Utilities — 2.4%
Sempra Energy(1)	162,537	$16,642,163

		$16,642,163

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	182,680	$20,341,418
ConocoPhillips	37,140	1,810,946
EOG Resources, Inc.	125,646	12,763,121
Exxon Mobil Corp.(1)	249,154	20,901,529
Occidental Petroleum Corp.(1)	135,034	9,151,254
Phillips 66	113,827	9,290,560

		$74,258,828

Pharmaceuticals — 6.7%
Eli Lilly & Co.	128,396	$9,890,344
Johnson & Johnson	151,536	17,161,452
Merck & Co., Inc.	196,094	12,155,867
Zoetis, Inc.	115,695	6,356,283

		$45,563,946

Road & Rail — 0.9%
Union Pacific Corp.	54,746	$5,834,829

		$5,834,829

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	423,628	$15,597,983

		$15,597,983

Software — 1.2%
Microsoft Corp.	74,350	$4,806,727
Oracle Corp.	83,514	3,349,747

		$8,156,474

Specialty Retail — 1.8%
Home Depot, Inc. (The)	88,360	$12,156,569

		$12,156,569

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	120,723	$14,649,736

		$14,649,736

Tobacco — 3.6%
Altria Group, Inc.	173,789	$12,370,301
Reynolds American, Inc.	202,060	12,149,868

		$24,520,169

Total Common Stocks (identified cost $381,710,795)		$677,602,510

3

Short-Term Investments — 0.9%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(3)	4,632,453	$4,632,916
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,827,216	1,827,216

Total Short-Term Investments (identified cost $6,460,132)		$6,460,132

Total Investments — 100.1% (identified cost $388,170,927)		$684,062,642

Other Assets, Less Liabilities — (0.1)%		$(995,791)

Net Assets — 100.0%		$683,066,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2017. The aggregate market value of securities on loan at January 31, 2017 was $89,525,529 and the total market value of the collateral received by the Portfolio was $91,296,684, including cash collateral of $1,827,216 and non-cash U.S. Government securities collateral of $89,469,468.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $5,434.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$390,077,438

Gross unrealized appreciation	$293,985,204
Gross unrealized depreciation	—

Net unrealized appreciation	$293,985,204

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$18,730,043	$—		$—	$18,730,043
Consumer Staples	38,909,938	10,176,441		—	49,086,379
Energy	86,224,764	—		—	86,224,764
Financials	177,517,279	—		—	177,517,279
Health Care	96,853,864	—		—	96,853,864
Industrials	83,913,964	—		—	83,913,964
Information Technology	66,530,575	—		—	66,530,575
Materials	10,517,661	—		—	10,517,661
Real Estate	25,997,652	—		—	25,997,652
Telecommunication Services	15,233,597	—		—	15,233,597
Utilities	46,996,732	—		—	46,996,732
Total Common Stocks	$667,426,069	$10,176,441	*	$—	$677,602,510
Short-Term Investments	$1,827,216	$4,632,916		$—	$6,460,132
Total Investments	$669,253,285	$14,809,357		$—	$684,062,642

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017